                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08648

                                 WT Mutual Fund
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
               (Address of principal executive offices) (Zip code)

                                 John J. Kelley
                              1100 N. Market Street
                              Wilmington, DE 19890
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948

                        Date of fiscal year end: June 30

                    Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                         MOODY'S/S&P     PRINCIPAL
                                                                          RATINGS(1)       AMOUNT          VALUE
                                                                        -------------   -----------   --------------
CORPORATE BONDS -- 2.3%
      Royal Bank of Canada Financial Corp. LP, 0.43%, 04/06/11**            NR, NR      $45,500,000   $   45,499,617
                                                                                                      --------------
   TOTAL CORPORATE BONDS (COST $45,499,617)                                                               45,499,617
                                                                                                      --------------
CERTIFICATES OF DEPOSIT -- 22.2%
      Bank of Montreal, NY, 0.22%, 04/18/11                                P-1, A-1      50,000,000       50,000,000
      Bank of Nova Scotia, TX, 0.26%, 06/21/11                            P-1, A-1+      50,000,000       50,000,000
      BNP Paribas, NY, 0.24%, 04/08/11                                    P-1, A-1+      50,000,000       50,000,000
      Nordea, NY, 0.30%, 04/13/11                                         P-1, A-1+      50,000,000       50,001,998
      Rabobank Nederland, NY, 0.37%, 08/03/11                             P-1, A-1+      50,000,000       50,000,000
      Societe Generale, NY, 0.26%, 04/01/11                                P-1, A-1      50,000,000       50,000,000
      Svenska Hanelsbanken, NY, 0.28%, 05/24/11                           P-1, A-1+      50,000,000       50,000,000
      Toronto Dominion, NY, 0.35%, 06/01/11                               P-1, A-1+      50,000,000       50,000,000
      Westpac Bank, NY, 0.35%, 06/03/11                                   P-1, A-1+      50,000,000       50,000,000
                                                                                                      --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $450,001,998)                                                     450,001,998
                                                                                                      --------------
COMMERCIAL PAPER -- 28.7%
      America Honda Finance Corp., 0.25%, 04/18/11*                        P-1, A-1      19,925,000       19,922,648
      America Honda Finance Corp., 0.25%, 05/16/11*                        P-1, A-1      30,000,000       29,990,625
      Australia & New Zealand Banking  Group Ltd. (ANZ), 0.30%,
         09/07/11*                                                        P-1, A-1+      25,000,000       24,966,765
      Coca Cola Co., 0.25%, 04/05/11*                                      P-1, A-1      34,850,000       34,849,032
      Coca-Cola Co., 0.25%, 05/06/11*                                      P-1, A-1      25,000,000       24,993,924
      Commonwealth of Australia, 0.26%, 05/25/11*                         P-1, A-1+      50,000,000       49,980,500
      Johnson & Johnson, 0.25%, 05/03/11*                                 P-1, A-1+      29,550,000       29,543,433
      JP Morgan Chase & Co., 0.24%, 05/04/11*                              P-1, A-1      50,000,000       49,989,000
      Northern Illinois Gas Co., 0.16%, 04/01/11*                         P-1, A-1+      38,000,000       38,000,000
      Novartis Finance Corp., 0.49%, 05/09/11*                            P-1, A-1+      19,265,000       19,255,036
      Novartis Finance Corp., 0.25%, 07/14/11*                            P-1, A-1+      30,000,000       29,978,333
      Reckitt & Benckiser Treasury, 0.30%, 06/01/11*                       P-1, A-1      25,000,000       24,987,292
      Reckitt & Benckiser Treasury, 0.42%, 08/22/11*                       P-1, A-1      25,000,000       24,958,292
      Sanofi Aventis, 0.38%, 05/27/11*                                    P-1, A-1+      50,000,000       49,970,833
      Shell International Finance BV, 0.70%, 04/01/11*                    P-1, A-1+      25,000,000       25,000,000
      Shell International Finance BV, 0.72%, 06/02/11*                    P-1, A-1+      25,000,000       24,969,000
      Toyota Motor Credit Corp., 0.31%, 06/20/11*                         P-1, A-1+      30,000,000       29,979,333
      Toyota Motor Credit Corp., 0.34%, 08/10/11*                         P-1, A-1+      20,000,000       19,975,255
      Vanderbilt University, Ser. C, 0.38%, 04/25/11*                     P-1, A-1+      29,550,000       29,542,514
                                                                                                      --------------
   TOTAL COMMERCIAL PAPER (COST $580,851,815)                                                            580,851,815
                                                                                                      --------------
MUNICIPAL COMMERCIAL PAPER -- 16.0%
      Baltimore Cnty., MD, 0.31%, 04/07/11                                P-1, A-1+      20,430,000       20,430,000
      Baltimore Cnty., MD, Ser. 2002, 0.31%, 06/14/11                     P-1, A-1+      25,900,000       25,900,000
      Harris Cnty.,, TX, 0.31%, 06/08/11                                  P-1, A-1+      48,200,000       48,200,000
      Las Vegas Valley, NV, Water District, 0.31%, 06/14/11               P-1, A-1+      27,195,000       27,195,000
      Maryland Health & educ. Fac. Auth. (John Hopkins University),
         0.30%, 06/09/11                                                  P-1, A-1+      23,214,000       23,214,000
      Ohio Higher Educ. Fac. (Case Western Univ.), 0.33%, 06/01/11        P-1, A-1+      20,700,000       20,700,000
      Regional Transportation Auth. Illinois, 0.35%, 06/28/11              P-1, A-1      20,000,000       20,000,000
      Regional Transportation Auth. Illinois, 0.35%, 05/24/11              P-1, A-1      18,000,000       18,000,000
      South Carolina St. Public Service, 0.32%, 06/22/11                   NR, A-1+      25,000,000       25,000,000
      Sunshine St. Govt. Fin. FL, 0.38%, 04/06/11                         P-1, A-1+      31,500,000       31,500,000
      Tenn. St. School Bond Auth., TN, 0.30%, 04/06/11                    P-1, A-1+      39,508,000       39,508,000
      University of Notre Dame, 0.29%, 05/03/11                            P-1, NR       25,014,000       25,007,552
                                                                                                      --------------
   TOTAL MUNICIPAL COMMERCIAL PAPER (COST $324,654,552)                                                  324,654,552
                                                                                                      --------------
MUNICIPAL BONDS -- 18.7%
      Connecticut St. Housing Fin. Auth., 0.24%, 04/07/11**                NR, A-1       80,000,000       80,000,000
      Harris County, TX Health Fac. Dev. Corp. VRDB (St. Luke's
         Episcopal Hosp. Proj.), Ser. 2001B, 0.23%, 04/01/11**            N/R, A-1+      25,000,000       25,000,000
      Michigan G.O. Ser. A, 2.00%, 09/30/11                             VMIG-1, SP-1+    12,000,000       12,093,713

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                         MOODY'S/S&P     PRINCIPAL
                                                                          RATINGS(1)       AMOUNT          VALUE
                                                                        -------------   -----------   --------------
      Mississippi Business Finance Corp. (Chevron USA), 0.17%,
         04/01/11**                                                      VMIG-1, A-1+   $50,000,000   $   50,000,000
      Parish of St. James, LA (Nucor Steel)**, 0.27%, 04/07/11             P-1, A-1      15,000,000       15,000,000
      State of Oregon VRDB (Veterans Welfare Proj.), LOC Dexia Ser.
         88-B, 0.23%, 04/01/11**                                         VMIG-1, A-1     19,450,000       19,450,000
      Texas Transportation Commission VRDB, 0.25%, 04/07/11**              AA1, NA       43,200,000       43,200,000
      Washington State Health Care Fac. Auth. (Fred Hutchinson Cancer
         Research) LOC Bank of America, 0.26%, 04/07/11**                 AAA, A-1+      63,375,000       63,375,000
      Wisconsin Housing & Econ. Dev. Auth. Home Ownership Rev.,
         0.32%, 04/07/11**                                                 NR, A-1       70,640,000       70,640,000
                                                                                                      --------------
   TOTAL MUNICIPAL BONDS (COST $378,758,713)                                                             378,758,713
                                                                                                      --------------
U.S. AGENCY OBLIGATIONS -- 1.2%
   FEDERAL HOME LOAN BANKS NOTES -- 1.2%
      Federal Home Loan Banks Notes, 0.34%, 11/15/11                                     25,000,000       24,994,490
                                                                                                      --------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $24,994,490)                                                       24,994,490
                                                                                                      --------------
ASSET-BACKED COMMERCIAL PAPER -- 9.9%
      MetLife, 0.28%, 04/11/11*                                           P-1, A-1+      39,849,000       39,845,901
      MetLife, 0.26%, 05/23/11*                                           P-1, A-1+      26,000,000       25,990,236
      Old Line Funding, 0.27%, 04/15/11*                                  P-1, A-1+      20,236,000       20,233,875
      Old Line Funding, 0.25%, 06/20/11*                                  P-1, A-1+      40,030,000       40,007,761
      Straight-A-Funding LLC, 0.25%, 05/20/11*                            P-1, A-1+      75,000,000       74,974,479
                                                                                                      --------------
   TOTAL ASSET-BACKED COMMERCIAL PAPER (COST $201,052,252)                                               201,052,252
                                                                                                      --------------

                                                                                           SHARES
                                                                                        -----------
MONEY MARKET MUTUAL FUNDS -- 1.0%
      BlackRock Liquidity Funds TempFund Portfolio - Institutional
         Series                                                                          20,868,502       20,868,502
                                                                                                      --------------
   TOTAL MONEY MARKET MUTUAL FUNDS (COST $20,868,502)                                                     20,868,502
                                                                                                      --------------
TOTAL INVESTMENTS -- 100.0% (Cost $2,026,681,939)+                                                    $2,026,681,939
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                                                255,968
                                                                                                      --------------
NET ASSETS -- 100.0%                                                                                  $2,026,937,907
                                                                                                      ==============

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.

** Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2011. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for federal income tax purposes.

LOC  - Letter of Credit
VRDB - Variable Rate Demand Bonds

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2011:

                                                                     LEVEL 2 -            LEVEL 3 -
                                TOTAL VALUE AT     LEVEL 1 -        SIGNIFICANT          SIGNIFICANT
                                MARCH 31, 2011   QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
                                --------------   -------------   -----------------   -------------------
Corporate Bonds                 $   45,499,617    $        --      $   45,499,617            $--
U.S. Agency Obligations             24,994,490             --          24,994,490             --
Municipal Bonds                    378,758,713             --         378,758,713             --
Money Market Mutual Funds           20,868,502     20,868,502                  --             --
Municipal Commercial Paper         324,654,552             --         324,654,552             --
Certificates Of Deposit            450,001,998             --         450,001,998             --
Asset-backed Commercial Paper      201,052,252             --         201,052,252             --
Commercial Paper                   580,851,815             --         580,851,815             --
                                --------------    -----------      --------------            ---
Total                           $2,026,681,939    $20,868,502      $2,005,813,437            $--
                                --------------    -----------      --------------            ---

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                                PRINCIPAL
                                                                                  AMOUNT           VALUE
                                                                               ------------   --------------
U.S. AGENCY OBLIGATIONS -- 60.1%
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES(1) -- 12.4%
      Federal Home Loan Banks Discount Notes, 0.19%, 04/29/11                  $ 75,000,000   $   74,988,917
      Federal Home Loan Banks Discount Notes, 0.20%, 05/11/11                    25,000,000       24,994,444
      Federal Home Loan Banks Discount Notes, 0.20%, 05/12/11                    29,000,000       28,993,394
      Federal Home Loan Banks Discount Notes, 0.21%, 05/13/11                    44,839,000       44,828,276
      Federal Home Loan Banks Discount Notes, 0.19%, 07/27/11                    50,000,000       49,969,938
                                                                                              --------------
                                                                                                 223,774,969
                                                                                              --------------
   FEDERAL HOME LOAN BANKS NOTES -- 11.7%
      Federal Home Loan Banks Notes, 0.70%, 04/18/11                             25,000,000       25,005,959
      Federal Home Loan Banks Notes, 2.63%, 05/20/11                             10,495,000       10,528,951
      Federal Home Loan Banks Notes, 0.17%, 08/01/11*                            86,700,000       86,679,341
      Federal Home Loan Banks Notes, 3.63%, 09/16/11                             49,680,000       50,458,537
      Federal Home Loan Banks Notes, 0.34%, 11/15/11                             15,000,000       14,996,694
      Federal Home Loan Banks Notes, 0.18%, 12/21/11                             25,000,000       24,991,993
                                                                                              --------------
                                                                                                 212,661,475
                                                                                              --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES(1) -- 19.6%
      Federal Home Loan Mortgage Corporation Discount Notes, 0.20%, 04/12/11     25,550,000       25,548,439
      Federal Home Loan Mortgage Corporation Discount Notes, 0.18%, 04/26/11     37,000,000       36,995,375
      Federal Home Loan Mortgage Corporation Discount Notes, 0.19%, 05/02/11     13,950,000       13,947,778
      Federal Home Loan Mortgage Corporation Discount Notes, 0.20%, 05/02/11     25,000,000       24,995,802
      Federal Home Loan Mortgage Corporation Discount Notes, 0.25%, 05/17/11     25,000,000       24,992,014
      Federal Home Loan Mortgage Corporation Discount Notes, 0.20%, 07/11/11     53,292,000       53,262,097
      Federal Home Loan Mortgage Corporation Discount Notes, 0.20%, 07/25/11     50,000,000       49,968,055
      Federal Home Loan Mortgage Corporation Discount Notes, 0.15%, 08/09/11     25,000,000       24,986,458
      Federal Home Loan Mortgage Corporation Discount Notes, 0.16%, 09/06/11     30,000,000       29,978,933
      Federal Home Loan Mortgage Corporation Discount Notes, 0.16%, 09/12/11     25,000,000       24,981,778
      Federal Home Loan Mortgage Corporation Discount Notes, 0.18%, 10/04/11     22,285,000       22,264,275
      Federal Home Loan Mortgage Corporation Discount Notes, 0.18%, 10/05/11     23,908,000       23,885,646
                                                                                              --------------
                                                                                                 355,806,650
                                                                                              --------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 2.0%
      Federal Home Loan Mortgage Corporation Notes, 1.63%, 04/26/11              10,500,000       10,510,290
      Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11              25,000,000       25,600,919
                                                                                              --------------
                                                                                                  36,111,209
                                                                                              --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES(1) -- 13.8%
      Federal National Mortgage Association Discount Notes, 0.16%, 04/27/11      50,000,000       49,994,222
      Federal National Mortgage Association Discount Notes, 0.18%, 04/27/11      15,954,000       15,951,926
      Federal National Mortgage Association Discount Notes, 0.20%, 05/02/11      34,931,000       34,925,134
      Federal National Mortgage Association Discount Notes, 0.20%, 05/09/11      31,909,000       31,902,264
      Federal National Mortgage Association Discount Notes, 0.19%, 05/16/11      51,702,000       51,689,721
      Federal National Mortgage Association Discount Notes, 0.20%, 07/13/11      25,000,000       24,985,694
      Federal National Mortgage Association Discount Notes, 0.17%, 09/14/11      40,000,000       39,969,567
                                                                                              --------------
                                                                                                 249,418,528
                                                                                              --------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 0.6%
      Federal National Mortgage Association Notes, 1.38%, 04/28/11               10,000,000       10,008,738
                                                                                              --------------
                                                                                                  10,008,738
                                                                                              --------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $1,087,781,569)                                         1,087,781,569
                                                                                              --------------
REPURCHASE AGREEMENTS -- 39.9%
      With Credit Suisse First Boston Bank: at 0.12%, dated 03/31/11, to be repurchased on 04/01/11, repurchase price $200,000,667
         (collateralized by U.S. Treasury Notes, par value $202,640,000
         coupon rate 1.00%, 03/31/12; total market value $204,001,730)          200,000,000      200,000,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. Government Money Market Fund
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                                PRINCIPAL
                                                                                  AMOUNT           VALUE
                                                                               ------------   --------------
      With Merrill Lynch: at  0.12%, dated 03/31/11, to be repurchased on
         04/01/11, repurchase price $328,594,095 (collateralized by Federal
         National Mortgage Association Notes, par value
         $1,324,883-39,124,930, coupon rates ranging 2.29%-6.00%,
         11/01/19-03/01/41 and Federal Home Loan Mortgage corporation Notes, par value $9,887,832-34,955,281, coupon rates ranging 3.50%-6.50%,
         08/01/25-03/01/41; total market value $338,450,790)                    328,593,000   $  328,593,000
      With UBS: at 1.00%, dated 03/31/11,to be repurchased on 04/01/11, repurchase price $195,000,542, (collateralized by U.S. Treasury
         Inflationary Indexed Bonds, par value $194,946,200, coupon rate
         1.125%,01/15/21; total market value $198,900,082)                      195,000,000      195,000,000
                                                                                              --------------
   TOTAL REPURCHASE AGREEMENTS (COST $723,593,000)                                               723,593,000
                                                                                              --------------

                                                                                  SHARES
                                                                               ------------
MONEY MARKET MUTUAL FUNDS -- 0.0%
      BlackRock Liquidity Funds FedFund Portfolio - Institutional Series                851              851
                                                                                              --------------
   TOTAL MONEY MARKET MUTUAL FUNDS (COST $851)                                                           851
                                                                                              --------------
TOTAL INVESTMENTS -- 100.0% (Cost $1,811,375,420)+                                            $1,811,375,420
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                                        371,857
                                                                                              --------------
NET ASSETS -- 100.0%                                                                          $1,811,747,277
                                                                                              ==============

(1)  The interest rate shown is the effective yield as of the date of purchase.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2011. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for federal income tax purposes.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2011:

                                                                 LEVEL 2 -            LEVEL 3 -
                            TOTAL VALUE AT     LEVEL 1 -        SIGNIFICANT          SIGNIFICANT
                            MARCH 31, 2011   QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
                            --------------   -------------   -----------------   -------------------
U.S. Agency Obligations     $1,087,781,569        $ --         $1,087,781,569            $--
Money Market Mutual Funds              851         851                     --             --
Repurchase Agreements          723,593,000          --            723,593,000             --
                            --------------        ----         --------------            ---
Total                       $1,811,375,420        $851         $1,811,374,569            $--
                            --------------        ----         --------------            ---

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                         MOODY'S/S&P     PRINCIPAL
                                                                          RATINGS(1)       AMOUNT         VALUE
                                                                        -------------   -----------   ------------
MUNICIPAL BONDS -- 98.8%
   ARIZONA -- 3.2%
      Salt River Proj. AZ, Agric. Imp. & Pwr Dist, TECP, 0.29%,
         05/05/11                                                         P-1, A-1+     $ 8,400,000   $  8,400,000
                                                                                                      ------------
   CONNECTICUT -- 1.4%
      Connecticut St. Health & Educ. Auth. (Yale University),  VRDB,
        Ser. V-2, 0.15%, 04/01/11*                                       VMIG-1, A-1+     3,700,000      3,700,000
                                                                                                      ------------
   DELAWARE -- 3.8%
      Delaware St. Health Facs. Auth. Rev. (Christiana Care Fac.)
         VRDB, 0.19%, 04/01/11*                                           AA3, A-1+      10,000,000     10,000,000
                                                                                                      ------------
   FLORIDA -- 5.3%
      Orange County, FL Housing Fin. Auth. Multi-Family Housing Ref.
         Rev. Bonds (Post Fountains at Lee Vista Proj), VRDB, FNMA
         Gtd., Ser. 1997E, 0.26%, 04/07/11*                                NR, A-1+       4,135,000      4,135,000
      Orlando, FL Utilities Commission, Elec. Pwr. & Lt. & Wtr Revs,
         Ser. D, 2.50%, 05/01/11                                         MIG-1, SP-1+     5,000,000      5,008,303
      Sunshine St. Gov. Fin. Commission TECP LOC Dexia, 0.30%,
         04/05/11                                                          P-1, A-1       5,000,000      5,000,000
                                                                                                      ------------
                                                                                                        14,143,303
                                                                                                      ------------
   GEORGIA -- 2.6%
      Metro Atlanta Rapid Transit Auth. TECP LOC Dexia, 0.28%,
         04/08/11                                                         P-1, A-1+       7,000,000      7,000,000
                                                                                                      ------------
   IDAHO -- 1.5%
      State of Idaho Tax Anticipation Notes, 2.00%, 06/30/11             MIG1, SP-1+      4,000,000      4,015,616
                                                                                                      ------------
   ILLINOIS -- 5.0%
      Illinois Dev. Fin. Auth. Rev. (Radiological Society Proj.),
         VRDB, LOC JPMorgan Chase, Ser.1997, 0.25%, 04/07/11               NR, A-1+       1,270,000      1,270,000
      Illinois Educ. Fac. Auth. Rev. (ACI / Cultural Pooled Financing
         Proj.),  VRDB, LOC Bank of America, Ser. 1998, 0.32%,
         04/07/11                                                          NR, A-1        6,325,000      6,325,000
      Illinois Educ. Fac. Auth. TECP LOC Northern Trust, 0.30%,
         06/06/11                                                         P-1, A-1+       5,820,000      5,820,000
                                                                                                      ------------
                                                                                                        13,415,000
                                                                                                      ------------
   KANSAS -- 1.9%
      Wamego, KS PCRB VRDB (Utilicorp United, Inc. Proj.), LOC Bank
         of America, Ser. 1996, 0.25%, 04/07/11                            P-1, A-1       5,000,000      5,000,000
                                                                                                      ------------
   KENTUCKY -- 2.5%
      Shelby County, KY  Rev. VRDB, Ser A. LOC US Bank, 0.22%,
         04/01/11                                                         VMIG-1, NR      6,615,000      6,615,000
                                                                                                      ------------
   LOUISIANA -- 2.7%
      Parish of St. James, LA Rev. (Nucor Steel LLC) VRDB, 0.26%,
         04/06/11                                                          P-1, A-1       7,200,000      7,200,000
                                                                                                      ------------
   MARYLAND -- 9.6%
      Baltimore Cnty., MD Ser.1995 TECP, 0.31%, 04/07/11                  P-1, A-1+       5,545,000      5,545,000
      Maryland Health & Educ. Fac. (Johns Hopkins Univ. Proj.) Ser. B
         TECP, 0.30%, 06/30/11                                            P-1, A-1+      10,000,000     10,000,000
      Montgomery Cnty., MD, 0.23%, 04/01/11*                               NR, A-1        5,025,000      5,025,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                         MOODY'S/S&P     PRINCIPAL
                                                                          RATINGS(1)       AMOUNT         VALUE
                                                                        -------------   -----------   ------------
      Montgomery Cnty., MD Consolid. Pub. Imp. TECP, 0.28%, 04/06/11      P-1, A-1+     $ 5,000,000   $  5,000,000
                                                                                                      ------------
                                                                                                        25,570,000
                                                                                                      ------------
   MASSACHUSETTS -- 1.4%
      Massachussetts State Health & Educ. Fac. Auth., 0.22%, 04/01/11*   VMIG-1, A-1+     3,700,000      3,700,000
                                                                                                      ------------
   MICHIGAN -- 4.6%
      State of Michigan G.O. Ser. A, 2.00%, 09/30/11                    SP-1+, VMIG-1     5,250,000      5,291,000
      Univ. of Michigan VRDB (Hospital Rev. Bonds), Ser. 2007-A,
         0.22%, 04/01/11*                                                VMIG-1, A-1+     1,835,000      1,835,000
      University of Michigan Ser. H TECP, 0.27%, 05/27/11                 P-1, A-1+       5,000,000      5,000,000
                                                                                                      ------------
                                                                                                        12,126,000
                                                                                                      ------------
   MINNESOTA -- 3.6%
      Rochester, MN Health Fac. Auth. Ser. 2001 (Mayo Foundation)
         TECP, 0.30%, 04/01/11                                             NR, A-1+       9,500,000      9,500,000
                                                                                                      ------------
   MISSISSIPPI -- 2.1%
      Mississippi Business Finance Corp. Gulf Opp. Zone VRDB (Chevron
         USA, Inc.) Ser. E, 0.17%, 04/01/11*                             VMIG-1, A-1+     3,500,000      3,500,000
      Mississippi Business Finance Corp. Gulf Opp. Zone VRDB (Chevron
         USA, Inc.) Ser. E, 0.21%, 04/01/11*                              VMIG-1, NR      2,000,000      2,000,000
                                                                                                      ------------
                                                                                                         5,500,000
                                                                                                      ------------
   MISSOURI -- 3.6%
      Univ. of Missouri  Rev. VRDB (Curators Univ. Syst. Fac.) Ser.
         2006B, 0.22%, 04/01/11*                                         VMIG-1, A-1+     4,700,000      4,700,000
      University of Missouri VRDB (Curators Univ. Syst. Fac. Rev.
         Bonds) Ser. 2006B, 0.19%, 04/01/11*                             VMIG-1, A-1+     5,000,000      5,000,000
                                                                                                      ------------
                                                                                                         9,700,000
                                                                                                      ------------
   NEVADA -- 1.1%
      Las Vegas, NV Valley Water Dist. TECP, 0.31%, 06/14/11              P-1, A-1+       3,000,000      3,000,000
                                                                                                      ------------
   NEW YORK -- 2.1%
      New York City Municipal Water Finance Auth. VRDB, 0.23%,
         04/01/11*                                                       VMIG-1, A-1+     5,500,000      5,500,000
                                                                                                      ------------
   OHIO -- 5.1%
      Ohio Higher Educ. Fac. Auth. (Case Western University) TECP,
         0.35%, 06/07/11                                                  P-1, A-1+       3,500,000      3,500,000
      Ohio Higher Educ. Fac. Auth. Ser. 2008 B-6 (Cleveland Health
         Syst.) TECP, 0.32%, 05/05/11                                    VMIG-1, A-1+    10,000,000     10,000,000
                                                                                                      ------------
                                                                                                        13,500,000
                                                                                                      ------------
   OREGON -- 1.8%
      State of Oregon VRDB (Veterans Welfare Proj.), Ser. 85 LOC
         Dexia, 0.23%, 04/01/11*                                         VMIG-1, A-1      2,120,000      2,120,000
      State of Oregon VRDB (Veterans Welfare Proj.), Ser. 86, 0.23%,
         04/01/11*                                                         NR, A-1        2,800,000      2,800,000
                                                                                                      ------------
                                                                                                         4,920,000
                                                                                                      ------------
   PENNSYLVANIA -- 2.4%
      Philadelphia Hospitals. & Higher Educ. Fac. Auth. (Childrens
         Hosp. of Phila.) VRDB, 0.21%, 04/01/11*                         VMIG-1, A-1      6,300,000      6,300,000
                                                                                                      ------------
   SOUTH CAROLINA -- 1.3%
      South Carolina St. Pub. Service Ser. B TECP, 0.32%, 06/16/11         NR, A-1+       3,360,000      3,360,000

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                         MOODY'S/S&P     PRINCIPAL
                                                                          RATINGS(1)       AMOUNT         VALUE
                                                                        -------------   -----------   ------------
   TENNESSEE -- 3.8%
      Metro Govt Nashville & Davidson Cnty., TN Ind. Dev. G.O. VRDB,
         0.17%, 04/07/11                                                 VMIG-1, A-1+   $10,050,000   $ 10,050,000
                                                                                                      ------------
   TEXAS -- 23.0%
      City of Austin, TX Combined Utility Fac. Auth. TECP, 0.28%,
         05/16/11                                                         P-1, A-1+       4,000,000      4,000,000
      City of Houston, TX Higher Educ. Fin. Corp. TECP, 0.31%,
         05/11/11                                                         P-1, A-1+       5,400,000      5,400,000
      Harris County, TX Health Fac. Dev. Corp. VRDB (St. Luke's
         Episcopal Hosp. Proj.), Ser. 2001B, 0.23%, 04/01/11*              NR, A-1+       1,300,000      1,300,000
      Harris County, TX Ser. D TECP, 0.30%, 06/07/11                      P-1, A-1+       8,000,000      8,000,000
      Houston, TX Higher Educ. Fin. Corp. (Rice University), VRDN,
         0.15%, 04/01/11*                                                VMIG-1, A-1+     4,800,000      4,800,000
      Houston, TX Higher Educ. Fin. Corp. (Rice University), VRDN,
         0.19%, 04/01/11*                                                VMIG-1, A-1+     4,300,000      4,300,000
      Lower Neches Valley, TX Ind. Dev. Auth. (Exxon Mobil Corp.),
         0.18%, 04/01/11                                                 VMIG-1, A-1+     9,000,000      9,000,000
      San Antonio, TX Water System TECP, 0.28%, 05/18/11                  P-1, A-1+       4,000,000      4,000,000
      San Antonio, TX Water System, TECP, 0.30%, 04/06/11                 P-1, A-1+       5,000,000      5,000,000
      State of Texas Tax & Rev. Anticipation Notes, 2.00%, 08/31/11      MIG-1, SP-1+     7,600,000      7,652,003
      Texas St. Pub. Fin. Auth. Ser. A TECP, 0.29%, 06/08/11              P-1, A-1+       3,500,000      3,500,000
      Texas Tech. Univ., Ser. A TECP, 0.29%, 05/05/11                     P-1, A-1+       4,100,000      4,100,000
                                                                                                      ------------
                                                                                                        61,052,003
                                                                                                      ------------
   WISCONSIN -- 3.4%
      State of Wisconsin G.O. Ser. 2005A TECP, 0.29%, 06/08/11            P-1, A-1+       9,101,000      9,101,000
                                                                                                      ------------
   TOTAL MUNICIPAL BONDS (COST $262,367,922)                                                           262,367,922
                                                                                                      ------------

                                                                                           SHARES
                                                                                        -----------
MONEY MARKET MUTUAL FUNDS -- 1.1%
      BlackRock Liquidity Funds MuniCash Portfolio - Institutional
         Series                                                                           1,462,944      1,462,944
      BlackRock Liquidity Funds MuniFund Portfolio - Institutional
         Series                                                                           1,462,944      1,462,944
                                                                                                      ------------
   TOTAL MONEY MARKET MUTUAL FUNDS (COST $2,925,888)                                                     2,925,888
                                                                                                      ------------
TOTAL INVESTMENTS -- 99.9% (Cost $265,293,810)+                                                       $265,293,810
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                              283,295
                                                                                                      ------------
NET ASSETS -- 100.0%                                                                                  $265,577,105
                                                                                                      ============

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2011. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for Federal income tax purposes.

LOC  - Letter of Credit
MBIA - Credit rating enhanced by guaranty or insurance from MBIA Inc.
PCRB - Pollution Control Revenue Bonds
TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
VRDB - Variable Rate Demand Bonds

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2011:

                                                                 LEVEL 2 -            LEVEL 3 -
                            TOTAL VALUE AT     LEVEL 1 -        SIGNIFICANT          SIGNIFICANT
                            MARCH 31, 2011   QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
                            --------------   -------------   -----------------   -------------------
Municipal Bonds              $262,367,922      $       --       $262,367,922             $--
Money Market Mutual Funds       2,925,888       2,925,888                 --              --
                             ------------      ----------       ------------             ---
Total                        $265,293,810      $2,925,888       $262,367,922             $--
                             ------------      ----------       ------------             ---

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                     MOODY'S/S&P    PRINCIPAL
                                                                       RATINGS+      AMOUNT         VALUE
                                                                     -----------   ----------   ------------
CORPORATE BONDS -- 64.9%
   CONSUMER DISCRETIONARY -- 7.4%
      Anheuser-Busch InBev Worldwide, Inc., 2.50%, 03/26/13            Baa1, A-    $1,200,000   $  1,224,364
      Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13    Baa1, BBB+    1,765,000      1,989,188
      Comcast Corp., 5.70%, 07/01/19                                  Baa1, BBB+    1,100,000      1,191,996
      DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.75%,
         10/01/14                                                     Baa2, BBB-      700,000        753,740
      NBC Universal, Inc. 144A, 3.65%, 04/30/15@                      Baa2, BBB+    1,000,000      1,026,642
      Royal Caribbean Cruises Ltd., 7.00%, 06/15/13                    Ba1, BB-     1,200,000      1,278,000
      Time Warner Entertainment Co., LP, 8.88%, 10/01/12              Baa2, BBB     1,185,000      1,311,429
      Time Warner Entertainment Co., LP, 8.38%, 03/15/23              Baa2, BBB       175,000        215,767
      Viacom, Inc., 4.38%, 09/15/14                                   Baa1, BBB+    2,000,000      2,133,844
      Whirlpool Corp., 6.50%, 06/15/16                                Baa3, BBB-    1,000,000      1,099,315
                                                                                                ------------
                                                                                                  12,224,285
                                                                                                ------------
   CONSUMER STAPLES -- 3.8%
      Anheuser-Busch InBev Worldwide, Inc. 144A, 7.75%, 01/15/19@      Baa1, A-     2,000,000      2,460,616
      Kraft Foods, Inc., 5.25%, 10/01/13                              Baa2, BBB       750,000        814,182
      Kraft Foods, Inc., 6.13%, 02/01/18                              Baa2, BBB       800,000        894,288
      Sanofi-Aventis SA, 4.00%, 03/29/21                               A2, AA-        725,000        713,038
      Sara Lee Corp., 2.75%, 09/15/15                                 Baa1, BBB     1,425,000      1,410,992
                                                                                                ------------
                                                                                                   6,293,116
                                                                                                ------------
   ENERGY -- 8.6%
      BP Capital Markets PLC, 3.20%, 03/11/16                           A2, A         775,000        771,579
      Chesapeake Energy Corp., 9.50%, 02/15/15                         Ba3, BB        625,000        775,000
      Consol Energy, Inc., 8.00%, 04/01/17                              B1, BB        625,000        684,375
      Duke Energy Corp., 6.30%, 02/01/14                               Baa2, A-     1,620,000      1,805,864
      Kinder Morgan Energy Partners LP, 7.13%, 03/15/12               Baa2, BBB     2,250,000      2,376,891
      Marathon Oil Corp., 6.00%, 10/01/17                             Baa1, BBB+    1,000,000      1,125,350
      Shell International Finance BV, 4.00%, 03/21/14                  Aa1, AA      2,000,000      2,137,608
      Sunoco, Inc., 9.63%, 04/15/15                                   Baa3, BBB-    1,200,000      1,451,771
      Transocean, Inc., 4.95%, 11/15/15                               Baa3, BBB     1,000,000      1,056,807
      Valero Energy Corp., 4.75%, 04/01/14                            Baa3, BBB     1,845,000      1,955,490
      Weatherford International Ltd., 5.15%, 03/15/13                 Baa2, BBB        10,000         10,584
                                                                                                ------------
                                                                                                  14,151,319
                                                                                                ------------
   FINANCIALS -- 21.8%
      AMB Property LP, 4.50%, 08/15/17                                Baa1, BBB       750,000        757,061
      American Express Centurion Bank, 5.95%, 06/12/17                 A2, BBB+       770,000        846,716
      American Express Co., 4.88%, 07/15/13                            A3, BBB+     1,500,000      1,599,063
      American Honda Finance Corp. 144A, 4.63%, 04/02/13@               A1, A+      1,500,000      1,587,024
      Bank of America Corp., 5.25%, 12/01/15                            A2, A         475,000        498,231
      Bank One Corp., 8.00%, 04/29/27                                   Aa3, A        265,000        320,691
      BB&T Corp., 3.20%, 03/15/16                                       A2, A       1,250,000      1,241,444
      Blackrock, Inc., 5.00%, 12/10/19                                  A1, A+        650,000        681,883
      BP Capital Markets PLC, 5.25%, 11/07/13                           Aa1, A      1,000,000      1,081,463
      Caterpillar Financial Services Corp., 1.55%, 12/20/13             A2, A       2,000,000      2,004,548
      Citigroup, Inc., 0.43%, 03/07/14++                                 A3, A        500,000        489,029
      Citigroup, Inc., 6.13%, 05/15/18                                  A3, A         750,000        818,033
      First Horizon National Corp., 5.38%, 12/15/15                   Baa1, BBB-    1,100,000      1,149,251
      Ford Motor Credit Co., LLC, 7.25%, 10/25/11                       B3, B+      1,350,000      1,389,258
      General Electric Capital Corp., 2.80%, 01/08/13                  Aa2, AA+     1,000,000      1,023,196
      General Electric Capital Corp., 3.75%, 11/14/14                  Aa2, AA+     1,000,000      1,041,891
      General Electric Capital Corp., 5.63%, 05/01/18                  Aa2, AA+     1,000,000      1,081,119
      Hartford Finance Services Group, Inc., 6.30%, 03/15/18          Baa3, BBB       750,000        805,077
      HCP, Inc., 6.30%, 09/15/16                                      Baa2, BBB     1,000,000      1,101,807

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                     MOODY'S/S&P    PRINCIPAL
                                                                       RATINGS+      AMOUNT         VALUE
                                                                     -----------   ----------   ------------
      John Deere Capital Corp., 4.90%, 09/09/13                         A2, A      $  900,000   $    977,096
      JPMorgan Chase & Co., 4.65%, 06/01/14                            Aa3, A+      1,250,000      1,336,063
      MetLife, Inc., 5.00%, 06/15/15                                   A2, AA-        730,000        786,041
      Morgan Stanley, 1.90%, 01/24/14++                                  A2, A      1,100,000      1,121,800
      Morgan Stanley, 4.75%, 04/01/14                                   A2, A       1,750,000      1,823,528
      PNC Funding Corp., 0.50%, 01/31/14++                               A3, A      1,500,000      1,488,478
      PNC Funding Corp., 5.40%, 06/10/14                                A3, A       1,500,000      1,641,555
      Prudential Financial, Inc., 3.88%, 01/14/15                      Baa2, A      1,200,000      1,240,808
      The Goldman Sachs Group, Inc., 0.70%, 07/22/15++,(1)               A1, A      1,250,000      1,214,203
      The Goldman Sachs Group, Inc., 3.70%, 08/01/15                    A1, A       1,400,000      1,410,331
      Wells Fargo & Co., 5.13%, 09/01/12                               A1, AA-        348,000        366,921
      Wells Fargo & Co., 4.60%, 04/01/21                               A1, AA-        700,000        692,234
      Wells Fargo Financial, Inc., 5.50%, 08/01/12                     Aa1, AA-       615,000        651,697
      Westpac Banking Corp., 4.88%, 11/19/19                           Aa1, AA        750,000        772,907
      WR Berkley Corp., 7.38%, 09/15/19                               Baa2, BBB+      710,000        806,635
                                                                                                ------------
                                                                                                  35,847,082
                                                                                                ------------
   HEALTH CARE -- 1.6%
      Gilead Sciences, Inc., 4.50%, 04/01/21                           Baa1, A-     1,150,000      1,136,332
      McKesson Corp., 3.25%, 03/01/16                                  Baa2, A-       860,000        866,200
      United Health Group, Inc., 6.00%, 06/15/17                       Baa1, A-       500,000        559,567
                                                                                                ------------
                                                                                                   2,562,099
                                                                                                ------------
   INDUSTRIALS -- 8.0%
      Allied Waste North America, Inc., 6.88%, 06/01/17               Baa3, BBB       600,000        654,000
      CSX Corp., 7.90%, 05/01/17                                      Baa3, BBB       685,000        832,467
      GATX Corp., 8.75%, 05/15/14                                     Baa1, BBB     1,250,000      1,443,096
      General Electric Co., 5.00%, 02/01/13                            Aa2, AA+       875,000        932,231
      Ingersoll-Rand Co., 6.00%, 08/15/13                             Baa1, BBB+    1,000,000      1,101,269
      Ingersoll-Rand Co., 6.02%, 02/15/28                             Baa1, BBB+    2,015,000      2,147,337
      L-3 Communication Corp., 4.75%, 07/15/20                        Baa3, BBB-    1,250,000      1,244,908
      Ryder System, Inc., 3.15%, 03/02/15                             Baa1, BBB+      850,000        853,223
      Textron, Inc., 6.20%, 03/15/15                                  Baa3, BBB-    1,500,000      1,637,100
      The Boeing Co., 5.00%, 03/15/14                                   A2, A         950,000      1,037,980
      Tyco Electronics Group SA, 6.00%, 10/01/12                      Baa2, BBB     1,150,000      1,225,824
                                                                                                ------------
                                                                                                  13,109,435
                                                                                                ------------
   INFORMATION TECHNOLOGY -- 0.5%
      Cisco Systems, Inc., 5.50%, 02/22/16                              A1, A+        800,000        898,257
                                                                                                ------------
                                                                                                     898,257
                                                                                                ------------
   MATERIALS -- 3.3%
      Alcoa, Inc., 6.00%, 07/15/13                                    Baa3, BBB-    1,251,000      1,365,157
      Alcoa, Inc., 5.72%, 02/23/19                                    Baa3, BBB-    1,100,000      1,143,910
      Cliffs Natural Resources, Inc., 4.88%, 04/01/21                 Baa3, BBB-      700,000        690,460
      The Dow Chemical Co., 5.90%, 02/15/15                           Baa3, BBB-    2,000,000      2,216,718
                                                                                                ------------
                                                                                                   5,416,245
                                                                                                ------------
   TELECOMMUNICATION SERVICES -- 3.3%
      AT&T, Inc., 5.10%, 09/15/14                                       A2, A-        875,000        956,861
      Qwest Corp., 8.88%, 03/15/12                                    Ba1, BBB-     1,250,000      1,337,500
      Telefonica Emisiones SAU, 2.58%, 04/26/13                        Baa1, A-     1,225,000      1,236,701
      Verizon Communications, Inc., 5.50%, 02/15/18                     A3, A-      1,000,000      1,090,177
      Verizon Wireless Capital LLC, 5.25%, 02/01/12                     A2, A-        750,000        777,421
                                                                                                ------------
                                                                                                   5,398,660
                                                                                                ------------
   UTILITIES -- 6.6%
      Ameren Illinois Co., 9.75%, 11/15/18                            Baa1, BBB     1,800,000      2,321,818
      CMS Energy Corp., 6.55%, 07/17/17                                Ba1, BB+       625,000        681,510
      Exelon Generation Co. LLC, 6.20%, 10/01/17                       A3, BBB      1,500,000      1,661,578

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                     MOODY'S/S&P    PRINCIPAL
                                                                       RATINGS+      AMOUNT         VALUE
                                                                     -----------   ----------   ------------
      Florida Power & Light Co., 5.55%, 11/01/17                       Aa3, A-     $  500,000   $    564,992
      Oklahoma Gas & Electric Co., 6.65%, 07/15/27                     A2, BBB+       440,000        485,490
      PECO Energy Corp., 4.75%, 10/01/12                                A1, A-      2,000,000      2,104,306
      Southern California Edison Corp., 5.00%, 01/15/16                 A2, A         654,000        715,416
      The Detroit Edison Co., 5.60%, 06/15/18                         Baa1, BBB       950,000      1,034,613
      UIL Holdings Corp., 4.63%, 10/01/20                             Baa3, BBB     1,250,000      1,188,599
                                                                                                ------------
                                                                                                  10,758,322
                                                                                                ------------
   TOTAL CORPORATE BONDS (COST $102,088,384)                                                     106,658,820
                                                                                                ------------
MUNICIPAL BONDS -- 0.9%
   NEW JERSEY -- 0.9%
      New Jersey Economic Dev. Auth., 1.31%, 06/15/13++                Aa3, AA-     1,500,000      1,498,515
                                                                                                ------------
         TOTAL MUNICIPAL BONDS (COST $1,500,000)                                                   1,498,515
                                                                                                ------------

                                                                                    PRINCIPAL
                                                                                     AMOUNT         VALUE
                                                                                   ----------   ------------
MORTGAGE-BACKED SECURITIES -- 2.1%
      Federal Home Loan Mortgage Corporation Notes, Pool  B19228,
         4.50%, 04/01/20                                                              184,240        194,425
      Federal Home Loan Mortgage Corporation Notes, Pool E00530,
         6.00%, 01/01/13                                                               10,572         11,422
      Federal Home Loan Mortgage Corporation Notes, Pool G01625,
         5.00%, 11/01/33                                                              279,434        293,676
      Federal Home Loan Mortgage Corporation Notes, Pool G02390,
         6.00%, 09/01/36                                                              164,929        179,950
      Federal Home Loan Mortgage Corporation Notes, Pool G08097,
         6.50%, 11/01/35                                                              126,134        141,839
      Federal Home Loan Mortgage Corporation Notes, Pool G08193,
         6.00%, 04/01/37                                                              358,545        390,191
      Federal National Mortgage Association Notes, 2005-29 WC,
         4.75%, 04/25/35                                                              291,892        310,633
      Federal National Mortgage Association Notes, 2005-97 LB,
         5.00%, 11/25/35                                                              395,208        391,490
      Federal National Mortgage Association Notes, Pool 254833,
         4.50%, 08/01/18                                                               94,666        100,239
      Federal National Mortgage Association Notes, Pool 256639,
         5.00%, 02/01/27                                                              314,387        332,239
      Federal National Mortgage Association Notes, Pool 256752,
         6.00%, 06/01/27                                                              193,391        210,521
      Federal National Mortgage Association Notes, Pool 257007,
         6.00%, 12/01/27                                                              391,522        426,201
      Federal National Mortgage Association Notes, Pool 612514,
         2.59%, 05/01/33++                                                            127,341        132,101
      Federal National Mortgage Association Notes, Pool 629603,
         5.50%, 02/01/17                                                               86,718         94,057
      Federal National Mortgage Association Notes, Pool 688996,
         8.00%, 11/01/24                                                               26,587         30,961
      Federal National Mortgage Association Notes, Pool 745412,
         5.50%, 12/01/35                                                              196,063        209,899
                                                                                                ------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $3,222,676)                                              3,449,844
                                                                                                ------------
U.S. AGENCY OBLIGATIONS -- 11.6%
   FEDERAL HOME LOAN BANKS NOTES -- 3.4%
      Federal Home Loan Banks Notes, 5.50%, 08/13/14(1)                             2,000,000      2,262,148
      Federal Home Loan Banks Notes, 4.88%, 05/17/17(1)                             3,000,000      3,338,511
                                                                                                ------------
                                                                                                   5,600,659
                                                                                                ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.9%
      Federal Home Loan Mortgage Corporation Notes, 4.38%,
         07/17/15(1)                                                                1,315,000      1,438,058
      Federal Home Loan Mortgage Corporation Notes, 5.25%,
         04/18/16                                                                   5,750,000      6,507,603
                                                                                                ------------
                                                                                                   7,945,661
                                                                                                ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 3.3%
      Federal National Mortgage Association Notes, 4.13%, 04/15/14                  3,485,000      3,758,984
      Federal National Mortgage Association Notes, 5.00%, 05/11/17                  1,500,000      1,678,990
                                                                                                ------------
                                                                                                   5,437,974
                                                                                                ------------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $17,409,827)                                               18,984,294
                                                                                                ------------
U.S. GOVERNMENT INFLATION-LINKED SECURITIES -- 18.4%
   U.S. TREASURY NOTES -- 18.4%
      U.S. Treasury Notes, 4.25%, 11/15/14                                          1,300,000      1,424,008
      U.S. Treasury Notes, 4.13%, 05/15/15                                          2,420,000      2,642,338
      U.S. Treasury Notes, 4.25%, 08/15/15                                          2,000,000      2,195,156

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                                    PRINCIPAL
                                                                                     AMOUNT         VALUE
                                                                                   ----------   ------------
      U.S. Treasury Notes, 4.50%, 02/15/16                                         $2,000,000   $  2,219,376
      U.S. Treasury Notes, 2.63%, 04/30/16                                          6,000,000      6,105,936
      U.S. Treasury Notes, 4.75%, 08/15/17                                          8,250,000      9,247,738
      U.S. Treasury Notes, 4.25%, 11/15/17                                          2,500,000      2,725,390
      U.S. Treasury Notes, 4.00%, 08/15/18(1)                                       2,000,000      2,139,688
      U.S. Treasury Notes, 3.63%, 02/15/20                                          1,500,000      1,540,782
                                                                                                ------------
                                                                                                  30,240,412
                                                                                                ------------
   TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST
      $29,262,487)                                                                                30,240,412
                                                                                                ------------

                                                                                     SHARES
                                                                                   ----------
SHORT-TERM INVESTMENTS -- 0.8%
      BlackRock Liquidity Funds TempCash Portfolio - Institutional
         Series                                                                       664,407        664,407
      BlackRock Liquidity Funds TempFund Portfolio - Institutional
         Series                                                                       664,407        664,407
                                                                                                ------------
   TOTAL SHORT-TERM INVESTMENTS (COST $1,328,814)                                                  1,328,814
                                                                                                ------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 3.4%
      BlackRock Liquidity Funds TempFund Portfolio - Institutional                  3,378,116      3,378,116
      Institutional Money Market Trust                                              2,195,509      2,195,509
                                                                                                ------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
      SECURITIES (COST $5,573,625)                                                                 5,573,625
                                                                                                ------------
TOTAL INVESTMENTS(2),(3) -- 102.1% (Cost $160,385,813)                                          $167,734,324
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.1)%                                                  (3,459,742)
                                                                                                ------------
NET ASSETS -- 100.0%                                                                            $164,274,582
                                                                                                ============

+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating or Step Rate Note. Variable or Floating or Step Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2011.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

(1)  Security partially or fully on loan.


(2) At March 31, 2011, the market value of securities on loan for the Short/Intermediate Bond Fund was $5,573,625.

(3) The cost for Federal income tax purposes is $160,385,813. At March 31, 2011, net unrealized appreciation was $7,348,511. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,510,044 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $161,533.

PLC - Public Limited Company

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2011:

                                                                        LEVEL 2 -            LEVEL 3 -
                                   TOTAL VALUE AT     LEVEL 1 -        SIGNIFICANT          SIGNIFICANT
                                   MARCH 31, 2011   QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
                                   --------------   -------------   -----------------   -------------------
Corporate Bonds                     $106,658,820      $       --       $106,658,820             $--
Mortgage-Backed Securities             3,449,844              --          3,449,844              --
U.S. Agency Obligations               18,984,294              --         18,984,294              --
U.S. Government Inflation-Linked
Securities                            30,240,412              --         30,240,412              --
Municipal Bonds                        1,498,515              --          1,498,515              --
Short-Term Investments                 1,328,814       1,328,814                 --              --
Short-Term Investments Held As
   Collateral For Loaned
   Securities                          5,573,625       3,378,116          2,195,509              --
                                    ------------      ----------       ------------             ---
Total                               $167,734,324      $4,706,930       $163,027,394             $--
                                    ------------      ----------       ------------             ---

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                     MOODY'S/S&P    PRINCIPAL
                                                                       RATINGS       AMOUNT        VALUE
                                                                     -----------   ----------   -----------
CORPORATE BONDS -- 67.0%
   CONSUMER DISCRETIONARY -- 10.6%
      Anheuser-Busch InBev Worldwide, Inc., 2.50%, 03/26/13            Baa1, A-    $  650,000   $   663,197
      Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19            Baa1, A-       250,000       307,577
      Anheuser-Busch InBev Worldwide, Inc., 8.20%, 01/15/39            Baa1, A-       500,000       680,238
      Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13    Baa1, BBB+      896,000     1,009,809
      Comcast Corp., 5.70%, 07/01/19                                  Baa1, BBB+      400,000       433,453
      DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.75%,
         10/01/14                                                     Baa2, BBB       275,000       296,112
      NBC Universal, Inc. 144A, 3.65%, 04/30/15@                      Baa2, BBB+      480,000       492,788
      Royal Caribbean Cruises Ltd., 7.00%, 06/15/13                    Ba1, BB-       300,000       319,500
      Time Warner Entertainment Co., LP, 8.88%, 10/01/12              Baa2, BBB       300,000       332,007
      Time Warner Entertainment Co., LP, 8.38%, 03/15/23              Baa2, BBB       900,000     1,109,658
      Viacom, Inc., 4.38%, 09/15/14                                   Baa1, BBB+      750,000       800,192
      Whirlpool Corp., 6.50%, 06/15/16                                Baa3, BBB-      350,000       384,760
                                                                                                -----------
                                                                                                  6,829,291
                                                                                                -----------
   CONSUMER STAPLES -- 1.9%
      General Mills, Inc., 5.65%, 02/15/19                            Baa1, BBB+      500,000       554,221
      Kraft Foods, Inc., 5.25%, 10/01/13                              Baa2, BBB       400,000       434,230
      Sanofi-Aventis SA, 4.00%, 03/29/21                               A2, AA-        275,000       270,463
                                                                                                -----------
                                                                                                  1,258,914
                                                                                                -----------
   ENERGY -- 8.2%
      BP Capital Markets PLC, 3.20%, 03/11/16                           A2, A         300,000       298,676
      Chesapeake Energy Corp., 9.50%, 02/15/15                         Ba3, BB        400,000       496,000
      Consol Energy, Inc., 8.00%, 04/01/17                              B1, BB        625,000       684,375
      Duke Energy Corp., 6.30%, 02/01/14                               Baa2, A-       464,000       517,235
      EnCana Corp., 6.50%, 02/01/38                                   Baa2, BBB+      500,000       535,311
      Kinder Morgan Energy Partners LP, 7.13%, 03/15/12               Baa2, BBB       500,000       528,198
      Shell International Finance BV, 4.00%, 03/21/14                  Aa1, AA        250,000       267,201
      Sunoco, Inc., 9.63%, 04/15/15                                   Baa3, BBB-      550,000       665,395
      Transocean, Inc., 4.95%, 11/15/15                               Baa3, BBB       450,000       475,563
      Valero Energy Corp., 4.75%, 04/01/14                            Baa3, BBB       785,000       832,011
      Weatherford International Ltd., 5.15%, 03/15/13                 Baa2, BBB         5,000         5,292
                                                                                                -----------
                                                                                                  5,305,257
                                                                                                -----------
   FINANCIALS -- 19.9%
      AMB Property LP, 4.50%, 08/15/17                                Baa1, BBB       250,000       252,354
      American Express Centurion Bank, 5.95%, 06/12/17                 A2, BBB+       400,000       439,852
      American Express Co., 4.88%, 07/15/13                            A3, BBB+       650,000       692,927
      American Honda Finance Corp. 144A, 4.63%, 04/02/13@               A1, A+        750,000       793,512
      Bank of America Corp., 5.25%, 12/01/15                            A2, A         180,000       188,803
      Bank One Corp., 8.00%, 04/29/27                                   Aa3, A        425,000       514,316
      BB&T Corp., 3.20%, 03/15/16                                       A2, A         500,000       496,578
      Blackrock, Inc., 5.00%, 12/10/19                                  A1, A+        250,000       262,263
      Citigroup, Inc., 0.43%, 03/07/14++                                A3, A         275,000       268,966
      Citigroup, Inc., 6.13%, 05/15/18                                  A3, A         275,000       299,946
      First Horizon National Corp., 5.38%, 12/15/15                  Baa1e, BBB-      400,000       417,910
      Ford Motor Credit Co., LLC, 7.25%, 10/25/11                       B3, B+        400,000       411,632
      General Electric Capital Corp., 3.75%, 11/14/14                  Aa2, AA+       200,000       208,378
      General Electric Capital Corp., 5.63%, 05/01/18                  Aa2, AA+       300,000       324,336
      Hartford Finance Services Group, Inc., 6.30%, 03/15/18          Baa3, BBB       350,000       375,703
      HCP, Inc., 6.30%, 09/15/16                                      Baa2, BBB       500,000       550,903
      John Deere Capital Corp., 4.90%, 09/09/13                         A2, A         425,000       461,406
      JPMorgan Chase & Co., 4.65%, 06/01/14                            Aa3, A+        500,000       534,425
      MetLife, Inc., 5.00%, 06/15/15                                   A2, AA-        400,000       430,708
      Morgan Stanley, 1.90%, 01/24/14++                                 A2, A         450,000       458,918

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                     MOODY'S/S&P    PRINCIPAL
                                                                       RATINGS       AMOUNT        VALUE
                                                                     -----------   ----------   -----------
      Morgan Stanley, 4.75%, 04/01/14                                   A2, A      $1,000,000   $ 1,042,016
      PNC Funding Corp., 0.50%, 01/31/14++                              A3, A         500,000       496,160
      Prudential Financial, Inc., 3.88%, 01/14/15                      Baa2, A        500,000       517,003
      The Goldman Sachs Group, Inc., 0.70%, 07/22/15++,(1)              A1, A         500,000       485,681
      The Goldman Sachs Group, Inc., 3.70%, 08/01/15                    A1, A         500,000       503,689
      Wells Fargo & Co., 5.13%, 09/01/12                               A1, AA-        700,000       738,059
      Wells Fargo & Co., 4.60%, 04/01/21                               A1, AA-        250,000       247,226
      Westpac Banking Corp., 4.88%, 11/19/19                           Aa1, AA        125,000       128,818
      WR Berkley Corp., 7.38%, 09/15/19                               Baa2, BBB+      280,000       318,110
                                                                                                -----------
                                                                                                 12,860,598
                                                                                                -----------
   HEALTH CARE -- 2.1%
      Gilead Sciences, Inc., 4.50%, 04/01/21                           Baa1, A-       450,000       444,652
      McKesson Corp., 3.25%, 03/01/16                                   A-, A-        350,000       352,523
      Pfizer, Inc., 5.35%, 03/15/15                                    Aa2, AA        250,000       279,006
      United Health Group, Inc., 6.00%, 06/15/17                       Baa1, A-       250,000       279,783
                                                                                                -----------
                                                                                                  1,355,964
                                                                                                -----------
   INDUSTRIALS -- 11.0%
      Allied Waste North America, Inc., 6.88%, 06/01/17               Baa3, BBB       300,000       327,000
      CSX Corp., 7.90%, 05/01/17                                      Baa3, BBB     1,414,000     1,718,407
      GATX Corp., 8.75%, 05/15/14                                     Baa1, BBB       500,000       577,238
      General Electric Co., 5.00%, 02/01/13                            Aa2, AA+       700,000       745,785
      Honeywell International, Inc., 5.00%, 02/15/19                    A2, A         250,000       272,051
      Ingersoll-Rand Co., 6.00%, 08/15/13                             Baa1, BBB+      700,000       770,888
      Ingersoll-Rand Co., 6.02%, 02/15/28                             Baa1, BBB+      900,000       959,108
      L-3 Communication Corp., 4.75%, 07/15/20                        Baa3, BBB-      500,000       497,963
      Ryder System, Inc., 3.15%, 03/02/15                             Baa1, BBB+      300,000       301,138
      Textron, Inc., 6.20%, 03/15/15                                  Baa3, BBB-      500,000       545,700
      Tyco Electronics Group SA, 6.00%, 10/01/12                      Baa2, BBB       400,000       426,374
                                                                                                -----------
                                                                                                  7,141,652
                                                                                                -----------
   INFORMATION TECHNOLOGY -- 1.9%
      Cisco Systems, Inc., 5.50%, 01/15/40                              A1, A+        500,000       490,744
      Electronic Data Systems LLC, 7.45%, 10/15/29                      A2, A         600,000       751,860
                                                                                                -----------
                                                                                                  1,242,604
                                                                                                -----------
   MATERIALS -- 2.6%
      Alcoa, Inc., 5.72%, 02/23/19                                    Baa3, BBB-      550,000       571,955
      Cliffs Natural Resources, Inc., 4.88%, 04/01/21                 Baa3, BBB-      275,000       271,252
      The Dow Chemical Co., 5.90%, 02/15/15                           Baa3, BBB-      750,000       831,269
                                                                                                -----------
                                                                                                  1,674,476
                                                                                                -----------
   TELECOMMUNICATION SERVICES -- 2.6%
      AT&T, Inc., 5.10%, 09/15/14                                       A2, A-        350,000       382,745
      Qwest Corp., 8.88%, 03/15/12                                    Ba1, BBB-       500,000       535,000
      Telefonica Emisiones SAU, 2.58%, 04/26/13                        Baa1, A-       500,000       504,776
      Verizon Communications, Inc., 5.50%, 02/15/18                     A3, A-        250,000       272,544
                                                                                                -----------
                                                                                                  1,695,065
                                                                                                -----------
   UTILITIES -- 6.2%
      Ameren Illinois Co., 9.75%, 11/15/18                            Baa1, BBB       600,000       773,939
      CMS Energy Corp., 6.55%, 07/17/17                                Ba1, BB+       300,000       327,125
      Exelon Generation Co. LLC, 6.20%, 10/01/17                       A3, BBB        650,000       720,017
      Florida Power Corp., 6.35%, 09/15/37                             A2, BBB+       425,000       475,149
      Oklahoma Gas & Electric Co., 6.65%, 07/15/27                     A2, BBB+       565,000       623,413
      PECO Energy Corp., 4.75%, 10/01/12                                A1, A-        670,000       704,942

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                     MOODY'S/S&P    PRINCIPAL
                                                                       RATINGS       AMOUNT        VALUE
                                                                     -----------   ----------   -----------
      UIL Holdings Corp., 4.63%, 10/01/20                             Baa3, BBB    $  400,000   $   380,352
                                                                                                -----------
                                                                                                  4,004,937
                                                                                                -----------
   TOTAL CORPORATE BONDS (COST $41,117,863)                                                      43,368,758
                                                                                                -----------
MUNICIPAL BONDS -- 1.0%
   NEW JERSEY -- 1.0%
      New Jersey Economic Dev. Auth., 1.31%, 06/15/13++                 Aa3, AA-      650,000       649,357
                                                                                                -----------
                                                                                                    649,357
                                                                                                -----------
   TOTAL MUNICIPAL BONDS (COST $650,000)                                                            649,357
                                                                                                -----------

                                                                                    PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                   ----------   -----------
MORTGAGE-BACKED SECURITIES -- 2.8%
      Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%, 01/01/13        6,387         6,901
      Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%, 11/01/33      279,434       293,676
      Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%, 09/01/36       94,245       102,829
      Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35       77,945        87,649
      Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35        134,720       143,369
      Federal National Mortgage Association Notes, Pool 254833, 4.50%, 08/01/18        70,999        75,179
      Federal National Mortgage Association Notes, Pool 256515, 6.50%, 12/01/36       166,178       186,844
      Federal National Mortgage Association Notes, Pool 256639, 5.00%, 02/01/27       157,194       166,120
      Federal National Mortgage Association Notes, Pool 256752, 6.00%, 06/01/27       154,713       168,417
      Federal National Mortgage Association Notes, Pool 629603, 5.50%, 02/01/17        52,031        56,434
      Federal National Mortgage Association Notes, Pool 745412, 5.50%, 12/01/35       194,506       208,233
      Federal National Mortgage Association Notes, Pool 838891, 6.00%, 07/01/35       280,144       306,708
                                                                                                -----------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $1,661,385)                                             1,802,359
                                                                                                -----------
U.S. AGENCY OBLIGATIONS -- 10.7%
   FEDERAL HOME LOAN BANKS NOTES -- 4.2%
      Federal Home Loan Banks Notes, 5.75%, 05/15/12                                  400,000       423,806
      Federal Home Loan Banks Notes, 4.50%, 11/15/12                                  500,000       529,948
      Federal Home Loan Banks Notes, 4.50%, 09/16/13                                  300,000       324,096
      Federal Home Loan Banks Notes, 5.25%, 06/18/14                                  800,000       892,286
      Federal Home Loan Banks Notes, 5.50%, 08/13/14(1)                               500,000       565,537
                                                                                                -----------
                                                                                                  2,735,673
                                                                                                -----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 0.9%
      Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15(1)                500,000       546,790
                                                                                                -----------
                                                                                                    546,790
                                                                                                -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 5.6%
      Federal National Mortgage Association Notes, 4.88%, 12/15/16                    800,000       890,948
      Federal National Mortgage Association Notes, 5.00%, 05/11/17                  1,000,000     1,119,327
      Federal National Mortgage Association Notes, 6.25%, 05/15/29                    900,000     1,082,265
      Federal National Mortgage Association Notes, 7.25%, 05/15/30                    400,000       540,274
                                                                                                -----------
                                                                                                  3,632,814
                                                                                                -----------
   TOTAL U.S. AGENCY OBLIGATIONS (COST $6,438,060)                                                6,915,277
                                                                                                -----------
U.S. GOVERNMENT INFLATION-LINKED SECURITIES -- 16.3%
   U.S. TREASURY BONDS -- 7.9%
      U.S. Treasury Bonds, 7.50%, 11/15/16                                            300,000       380,086
      U.S. Treasury Bonds, 8.88%, 02/15/19                                          1,130,000     1,599,568
      U.S. Treasury Bonds, 6.00%, 02/15/26                                          1,150,000     1,400,125
      U.S. Treasury Bonds, 6.38%, 08/15/27                                            450,000       569,672
      U.S. Treasury Bonds, 6.25%, 05/15/30                                            500,000       630,156

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                                    PRINCIPAL
                                                                                     AMOUNT        VALUE
                                                                                   ----------   -----------
      U.S. Treasury Bonds, 5.38%, 02/15/31                                         $  500,000   $   571,797
                                                                                                -----------
                                                                                                  5,151,404
                                                                                                -----------
   U.S. TREASURY NOTES -- 8.4%
      U.S Treasury Notes, 3.13%, 05/15/19                                           1,000,000       999,922
      U.S. Treasury Notes, 3.13%, 04/30/13                                            400,000       419,219
      U.S. Treasury Notes, 4.25%, 11/15/13                                            800,000       866,313
      U.S. Treasury Notes, 4.50%, 02/15/16                                            500,000       554,844
      U.S. Treasury Notes, 2.63%, 04/30/16                                          1,000,000     1,017,656
      U.S. Treasury Notes, 4.00%, 08/15/18(1)                                         500,000       534,922
      U.S. Treasury Notes, 3.63%, 02/15/20                                          1,000,000     1,027,188
                                                                                                -----------
                                                                                                  5,420,064
                                                                                                -----------
   TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES (COST $9,868,268)                           10,571,468
                                                                                                -----------

                                                                                     SHARES
                                                                                   ----------
PREFERRED STOCK -- 0.4%
   FINANCIALS -- 0.4%
      Wachovia Capital Trust IX, 6.375%                                                12,000       300,600
                                                                                                -----------
   TOTAL PREFERRED STOCK (COST $300,000)                                                            300,600
                                                                                                -----------
SHORT-TERM INVESTMENTS -- 0.7%
      BlackRock Liquidity Funds TempCash Portfolio - Institutional Series             217,062       217,062
      BlackRock Liquidity Funds TempFund Portfolio - Institutional Series             217,061       217,061
                                                                                                -----------
   TOTAL SHORT-TERM INVESTMENTS (COST $434,123)                                                     434,123
                                                                                                -----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 3.2%
      BlackRock Liquidity Funds TempFund Portfolio - Institutional                  1,237,938     1,237,938
      Institutional Money Market Trust                                                804,562       804,562
                                                                                                -----------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (COST $2,042,500)        2,042,500
                                                                                                -----------
TOTAL INVESTMENTS(2),(3) -- 102.1% (Cost $62,512,199)                                           $66,084,442
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.1)%                                                  (1,384,033)
                                                                                                -----------
NET ASSETS -- 100.0%                                                                            $64,700,409
                                                                                                ===========

+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2011.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

(1)  Security partially or fully on loan.

(2) At March 31, 2011, the market value of securities on loan for the Broad Market Bond Fund was $1,994,755.

(3) The cost for Federal income tax purposes is $62,512,199. At March 31, 2011, net unrealized appreciation was $3,572,243. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,738,239, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $165,996.

PLC - Public Limited Company

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2011:

                                                                                 LEVEL 2 -            LEVEL 3 -
                                            TOTAL VALUE AT     LEVEL 1 -        SIGNIFICANT          SIGNIFICANT
                                            MARCH 31, 2011   QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
                                            --------------   -------------   -----------------   -------------------
Preferred Stock                               $   300,600      $  300,600       $        --              $--
Corporate Bonds                                43,368,758              --        43,368,758               --
Mortgage-Backed Securities                      1,802,359              --         1,802,359               --
U.S. Agency Obligations                         6,915,277              --         6,915,277               --
U.S. Government Inflation-Linked
   Securities                                  10,571,468              --        10,571,468               --
Municipal Bonds                                   649,357              --           649,357               --
Short-Term Investments                            434,123         434,123                --               --
Short-Term Investments Held As Collateral
   For Loaned Securities                        2,042,500       1,237,938           804,562               --
                                              -----------      ----------       -----------              ---
Total                                         $66,084,442      $1,972,661       $64,111,781              $--
                                              -----------      ----------       -----------              ---

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                                         MOODY'S/S&P    PRINCIPAL
                                                                           RATINGS+      AMOUNT         VALUE
                                                                         -----------   ----------   ------------
MUNICIPAL BONDS -- 86.2%
   ALABAMA -- 3.6%
      Alabama Housing Fin. Auth. Single Family Mtge. Rev. Bonds,
         Ser. A-1, (GNMA/FNMA), 5.00%, 10/01/14                            Aaa, NR     $   70,000   $     70,153
      Alabama State Brd. of Educ. Calhoun Community College Rev.
         Bonds, (AMBAC), 5.00%, 05/01/15                                    A1, NR        500,000        541,830
      Birmingham, AL Airport Auth. Rev. Bond Ref.- AMT, (AMBAC),
         5.00%, 07/01/12(2)                                                 A3, NR      2,370,000      2,438,801
      East Alabama Health Care Auth. Ser. A, 5.25%, 09/01/36++              NR, A         200,000        198,178
      Jefferson Cnty., AL, 5.25%, 01/01/15                                 B3, BBB         25,000         23,154
      Mobile, AL Industrial Development Board VRDB Ser. A, 4.75%,
         06/01/34                                                           A2, A         500,000        514,195
      Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser. A,
         5.00%, 09/01/15                                                    A1, A+        500,000        535,630
      Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser. A,
         5.75%, 09/01/22++                                                  A1, A+      1,000,000      1,050,310
                                                                                                    ------------
                                                                                                       5,372,251
                                                                                                    ------------
   ARIZONA -- 3.0%
      Arizona Water Infrastructure Fin. Auth., 5.00%, 10/01/23             Aaa, AAA     3,000,000      3,230,700
      Greenlee Cnty., AZ School Dist. G.O. Unltd. Bonds, 5.00%,
         07/01/13                                                          Baa1, NR       200,000        213,158
      Tucson, AZ Certificate Participation Bonds, Public
         Improvements, Ser. A, (NATL-RE), 5.00%, 07/01/21                  Aa3, A+      1,000,000      1,030,570
                                                                                                    ------------
                                                                                                       4,474,428
                                                                                                    ------------
   CALIFORNIA -- 18.2%
      ABAG Fin. Auth. for Nonprofit Coros, California Rev. Bonds
         (Windemere Ranch Financing Prog.), Ser. A, (CIFG), 5.00%,
         09/02/21                                                          NR, BBB      3,655,000      3,453,280
      California Health Facilities Fin. Auth. Rev. Bonds, 5.13%,
         07/01/22                                                           A2, A       1,000,000      1,014,550
      California Health Facilities Fin. Auth. Ser. H++, 4.45%,
         07/01/26                                                           A2, A         510,000        514,774
      California Health Facilities Fin. Auth.Rev. Bonds, 5.00%,
         03/01/33                                                           NR, A          50,000         42,719
      California Infrastructure & Economic Dev. Rev. Bonds, 5.00%,
         10/01/18                                                          Aa2, AA+       365,000        388,634
      California State Cash Flow Management, 3.00%, 06/28/11             MIG-1, SP-1    1,000,000      1,005,780
      California State Public Works Brd. (AMBAC), 5.25%, 12/01/13          A2, BBB+     2,000,000      2,104,940
      California State Public Works Brd. (AMBAC), 5.00%, 12/01/19           A2, NR      2,000,000      2,017,560
      California State Public Works Brd. Lease. Rev. Bonds (Dept.
         Health Services - Richmond Lab), Ser. B, (XLCA), 5.00%,
         11/01/23                                                          A2, BBB+       960,000        938,938
      California State School Imps. Ref. G.O. Bonds, 5.25%, 02/01/14        A1, A-        585,000        630,683
      California Statewide Communities Development Auth., 5.00%,
         06/15/13                                                           A1, A-      4,000,000      4,255,360
      East Side Union High School District (ASSURED GTY), 5.00%,
         08/01/23                                                          NR, AA+      1,000,000      1,040,670
      Lancaster, CA Redev. Agency Tax Allocation Ref. Bonds, (XCLA),
         5.25%, 12/01/20                                                    NR, A         400,000        387,184
      Palm Desert, CA Fin. Auth., (NATL-RE) Ser.1A, 5.00%, 04/01/25         A2, A-        500,000        460,845
      Sacramento City Financing Auth. Ser. B, 5.40%, 11/01/20               A1, A       4,000,000      4,221,560

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                         MOODY'S/S&P    PRINCIPAL
                                                                           RATINGS+      AMOUNT         VALUE
                                                                         -----------   ----------   ------------
      San Francisco, CA City & Cnty., International Airport Rev.
         Bonds, (AMBAC) Ser. A, 5.25%, 01/01/19(2)                         A3, BBB+    $1,540,000   $  1,506,382
      State Of California, 5.00%, 12/01/22                                  A1, A-      2,000,000      2,061,400
      Univ. of CA Rev. Bonds, Ser. H, (NATL-RE), 5.00%, 05/15/18           Aa1, AA        490,000        537,701
      Visalia, CA Cert. Participation Ref. Bonds, (NATL-RE), 5.00%,
         12/01/18                                                          Baa1, A+       500,000        519,610
                                                                                                    ------------
                                                                                                      27,102,570
                                                                                                    ------------
   COLORADO -- 3.3%
      Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA),
         5.25%, 12/01/19                                                  Baa3, BBB-      140,000        138,457
      Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA),
         5.25%, 12/01/21                                                  Baa3, BBB-    1,615,000      1,535,154
      Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA),
         5.13%, 12/01/24                                                  Baa3, BBB-    3,065,000      2,735,574
      Denver, CO X Ref. Bonds, (XLCA), 5.00%, 11/15/23                      A1, A+        500,000        510,075
                                                                                                    ------------
                                                                                                       4,919,260
                                                                                                    ------------
   CONNECTICUT -- 0.7%
      Bristol, CT Resource Recovery Rev. Bonds (Solid Waste Oper.
         Committee), (AMBAC), 5.00%, 07/01/14                               A1, AA      1,000,000      1,061,040
                                                                                                    ------------
                                                                                                       1,061,040
                                                                                                    ------------
   DELAWARE -- 0.2%
      Delaware State Economic Dev. Auth. Ref. Rev. Bonds, (Delmarva
         Power Poll. Cntrl. Proj.), Ser. 2001C, (AMBAC), 4.90%,
         05/01/26++                                                       Baa2, BBB+      250,000        250,723
                                                                                                    ------------
                                                                                                         250,723
                                                                                                    ------------
   FLORIDA -- 0.3%
      Lakeland, FL Energy Sys. Rev. Bonds, (NATL-RE), 5.50%, 10/01/14       A1, A+        455,000        466,616
                                                                                                    ------------
                                                                                                         466,616
                                                                                                    ------------
   GEORGIA -- 1.3%
      Atlanta, GA Auth. Rev. Bonds, Ser. A,  (FGIC), 5.88%, 01/01/16        A1, A+      1,370,000      1,380,851
      Clayton Cnty., GA Dev. Auth. Rev. Bonds, Ser. A, (NATL-RE),
         5.00%, 08/01/18                                                   Aa2, AA        465,000        500,070
                                                                                                    ------------
                                                                                                       1,880,921
                                                                                                    ------------
   ILLINOIS -- 9.9%
      Chicago IL, Board of Educ. (AGM), 5.00%, 12/01/21                    Aa2, AA-     3,000,000      3,006,540
      Chicago IL, Board of Educ. Ref. - Ded. Revs Bonds, Ser. B,
         (AMBAC), 5.00%, 12/01/21                                          Aa2, AA+     1,000,000        978,930
      Illinois Finance Auth. Rev. Bonds Ser. B, (AGM), 5.25%,
         01/01/22                                                          Aa3, NR      2,830,000      2,863,083
      State of Illinois, 3.00%, 04/01/12                                    A1, A+      2,000,000      2,019,480
      State of Illinois (FGIC), 5.00%, 11/01/20                             A1, A+      1,000,000        987,250
      State of Illinois (NATL-RE), 5.00%, 08/01/20                          A1, A+      5,000,000      4,926,500
                                                                                                    ------------
                                                                                                      14,781,783
                                                                                                    ------------
   INDIANA -- 7.1%
      Blackford Cnty., IN Industrial Sch. Bldg. Corp. Rev. Ref.
         Bond, First Mortgage, Ser. A, (NATL-RE), 5.00%, 07/15/17         Baa1, AA+     1,755,000      1,878,815
      Indiana Finance Auth. Health System Rev. Bonds, 5.00%, 11/01/21      Aa3, NR      2,000,000      2,057,040

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                         MOODY'S/S&P    PRINCIPAL
                                                                           RATINGS+      AMOUNT         VALUE
                                                                         -----------   ----------   ------------
      Indiana Health Facility Fin. Auth. Ser. A, 5.00%, 11/01/27++         Aa2, AA-    $1,000,000   $  1,024,980
      Whiting IN Environmental Facility Rev. Bonds, 2.80%, 06/01/44++       A2, NR      5,575,000      5,583,251
                                                                                                    ------------
                                                                                                      10,544,086
                                                                                                    ------------
   KANSAS -- 0.6%
      Butler & Sedgwick Cnty., KS Univ. School Dist. G.O. Unltd.
         Bonds, (AGM), 6.00%, 09/01/14                                     Aa3, AA+       500,000        569,415
      Topeka, KS G.O. Bonds (College Hill Pub. Imps.) Ser. A,
         (NATL-RE), 5.50%, 08/15/14                                        Aa2, NR        275,000        280,186
                                                                                                    ------------
                                                                                                         849,601
                                                                                                    ------------
   LOUISIANA -- 0.3%
      Louisiana State Citizens Prop. Ins. Corp. Rev. Bonds, Pub.
         Imps., (AMBAC), 5.00%, 06/01/15                                   Baa1, A-       435,000        456,237
                                                                                                    ------------
                                                                                                         456,237
                                                                                                    ------------
   MASSACHUSETTS -- 0.2%
      Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA,
         Visual & Perfoming Arts Proj.), 6.00%, 08/01/16                    A1, NR        310,000        357,396
                                                                                                    ------------
                                                                                                         357,396
                                                                                                    ------------
   MICHIGAN -- 1.9%
      Detroit, MI Water Utility Imps. Rev. Bonds, Ser. A, (AGM),
         5.00%, 07/01/23                                                   Aa3, AA+       550,000        551,716
      Fowlerville, MI Community Schools Dist. G.O. Bonds, (FGIC),
         5.00%, 05/01/15                                                   Aa2, AA-       650,000        702,962
      Michigan State Hosp. Fin. Auth. Ref. Bonds, 5.00%, 07/15/21           A2, A       1,600,000      1,574,640
                                                                                                    ------------
                                                                                                       2,829,318
                                                                                                    ------------
   MINNESOTA -- 1.3%
      MN Municipal Power Agency, 4.00%, 10/01/13                            A3, NR      1,000,000      1,022,160
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev.
         Bonds, 5.00%, 05/15/12                                            A3, BBB+        85,000         86,832
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev.
         Bonds, 5.00%, 05/15/13                                            A3, BBB+       225,000        232,823
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev.
         Bonds, 5.00%, 05/15/15                                            A3, BBB+       270,000        280,962
      St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev.
         Bonds, 5.00%, 05/15/16                                            A3, BBB+       300,000        308,559
                                                                                                    ------------
                                                                                                       1,931,336
                                                                                                    ------------
   MISSOURI -- 0.7%
      Kansas City, MO Special Fac. Rev. Bonds, MCI  Overhaul Base
         Proj., 4.00%, 09/01/11(2)                                         A1, AA-        465,000        468,971
      Truman State Univ., MO Housing Sys. Rev. Bonds, (AMBAC),
         5.00%, 06/01/15                                                    A1, NR        615,000        645,197
                                                                                                    ------------
                                                                                                       1,114,168
                                                                                                    ------------
   NEVADA -- 1.3%
      Clark Cnty., NV , (AMBAC), 5.00%, 11/01/25                           Aa1, AA+     1,000,000      1,009,640
      Nevada State Highway Imp. Rev. Bonds (Motor Vehicle Fuel Tax),
         (FGIC), 5.50%, 12/01/11                                           Aa2, AA+       250,000        258,000

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                         MOODY'S/S&P    PRINCIPAL
                                                                           RATINGS+      AMOUNT         VALUE
                                                                         -----------   ----------   ------------
      North Las Vegas, NV Ref. Bonds Ser. 60-B, 5.00%, 12/01/16             NR, NR     $  735,000   $    698,441
                                                                                                    ------------
                                                                                                       1,966,081
                                                                                                    ------------
   NEW HAMPSHIRE -- 1.0%
      New Hampshire Business Fin. Auth., (NATL-RE) Ser. C, 5.45%,
         05/01/21                                                          A3, BBB+     1,500,000      1,520,730
                                                                                                    ------------
                                                                                                       1,520,730
                                                                                                    ------------
   NEW JERSEY -- 3.8%
      Camden Cnty., Impt. Auth., 5.00%, 02/15/12                          Baa3, BBB       500,000        505,480
      Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig. Group
         A, 5.00%, 02/15/15                                               Baa3, BBB     1,090,000      1,107,516
      Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig. Group
         B, 5.00%, 02/15/15                                               Baa3, BBB     2,435,000      2,474,131
      New Jersey Economic Development Auth. Rev. Bonds, (RADIAN),
         5.50%, 06/15/16                                                   Baa3, NR       200,000        204,052
      New Jersey Health Care Fac. Fin. Auth., Hackensack Univ.
         Medical Center, 5.13%, 01/01/21                                   Baa1, NR       600,000        598,812
      New Jersey State Educ. Fac. Auth. Ref. Bonds Ser. A, 5.00%,
         07/01/19                                                         Baa2, BBB+      775,000        795,398
                                                                                                    ------------
                                                                                                       5,685,389
                                                                                                    ------------
   NEW YORK -- 3.4%
      New York City Ind. Dev. Agency Ref. Bonds, 5.00%, 01/01/13(2)        A3, BBB        700,000        734,097
      New York City Ser. E-1, 6.00%, 10/15/23                              Aa2, AA        750,000        843,555
      New York State Thruway Auth., NY Highway Improv. Rev. Bonds,
         (AMBAC) Ser. F, 5.00%, 01/01/25                                    A1, A+      1,000,000      1,017,310
      New York Tobacco Sett. Fund. Corp. Rev. Bonds, Ser. A-1,
         5.50%, 06/01/14                                                   Aa3, AA-       115,000        115,381
      New York, NY G.O. Bonds, Ser. E, 5.25%, 08/01/12                     Aa2, AA        250,000        265,182
      New York, NY Pub. Imps. G.O. Bonds, Ser. D1, 5.00%, 12/01/21         Aa2, AA      1,000,000      1,069,330
      Tobacco Settlement Fin. Auth. Ser. B-1C, 5.50%, 06/01/14             Aa3, AA-        65,000         65,215
      Tobacco Settlement Fin. Auth., Ser. C-1, (FGIC), 5.50%,
         06/01/20                                                          Aa3, AA-     1,000,000      1,042,610
                                                                                                    ------------
                                                                                                       5,152,680
                                                                                                    ------------
   NORTH CAROLINA -- 1.9%
      Univ. of North Carolina Sys. Pool Rev., (NATL-RE), 5.00%,
         10/01/23                                                          Aa3, A+      2,725,000      2,836,289
                                                                                                    ------------
                                                                                                       2,836,289
                                                                                                    ------------
   OHIO -- 2.9%
      City of Akron OH, 5.00%, 12/01/24                                    Aa3, AA-     1,000,000      1,037,740
      Dayton-Montgomery Cnty., OH Port. Auth. Dev. Rev. Dayton Regl.
         Bond Ser. A, 5.13%, 05/15/22(2)                                    NR, NR      2,185,000      1,943,448
      Lorain Cnty., OH Hosp. Rev. Bonds, (Catholic Healthcare
         Partners), Ser. A, 5.63%, 10/01/16                                A1, AA-        500,000        513,475

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                         MOODY'S/S&P    PRINCIPAL
                                                                           RATINGS+      AMOUNT         VALUE
                                                                         -----------   ----------   ------------
      Lorain Cnty., OH Hospital Ref. Rev. Bonds (Catholic
         Healthcare) Ser. A, 5.63%, 10/01/13                               A1, AA-     $  800,000   $    825,680
                                                                                                    ------------
                                                                                                       4,320,343
                                                                                                    ------------
   OREGON -- 0.2%
      Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser. A,
         (FGIC), 5.00%, 06/15/17                                            A2, NR        320,000        339,712
                                                                                                    ------------
                                                                                                         339,712
                                                                                                    ------------
   PENNSYLVANIA -- 3.9%
      Cumberland Cnty., Municipal Auth. Ser. Q1- AI, 2.75%, 11/01/39++      NR, A         400,000        407,612
      Pennsylvania State Higher Educ. Facs. Auth. Rev. Bonds,
         (Philadelphia College of Osteopathic Medicine), 5.00%,
         12/01/17                                                           NR, A+        500,000        516,905
      Philadelphia, PA Airport Rev. Bonds Ser. A, (NATL-RE), 5.00%,
         06/15/18(2)                                                        A2, A+        600,000        616,158
      Philadelphia, PA Airport Rev. Bonds, (FGIC), Ser. B, 5.50%,
         06/15/18(2)                                                        A2, A+      1,350,000      1,369,035
      Philadelphia, PA Auth. For Indl. Dev. Rev. Bonds Ser. A,
         4.90%, 05/01/17                                                   NR, BBB-       280,000        277,096
      Philadelphia, PA G.O. Bonds, (CIFG), 5.00%, 08/01/23                 A2, BBB      1,000,000        981,900
      Philadelphia, PA Redev.  Auth. For Neighborhood
         Transformation. Rev. Bonds Ser. A, 5.50%, 04/15/20                 A2, A         925,000        944,074
      Philadelphia, PA School District Ref. Bonds, Ser. A, (AMBAC),
         5.00%, 08/01/17                                                   Aa2, A+        600,000        635,784
      Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%, 04/01/11       Aaa, AAA        30,000         30,000
                                                                                                    ------------
                                                                                                       5,778,564
                                                                                                    ------------
   PUERTO RICO -- 2.1%
      Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/13                       A3, BBB      1,750,000      1,852,935
      Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/13                       A3, BBB      1,200,000      1,270,584
                                                                                                    ------------
                                                                                                       3,123,519
                                                                                                    ------------
   TEXAS -- 9.2%
      Cedar Park, TX Utility Sys. Rev. Bonds, (NATL-RE), 5.00%,
         08/15/18                                                          Aa3, AA        400,000        428,692
      Dallas-Fort Worth International Airport Fac. Improv. Corp Jt
         Ser A, (FGIC), 6.00%, 11/01/28(2)                                  A1, A+      5,000,000      5,000,950
      Gulf Coast Waste Disp. Auth., 2.30%, 01/01/36++                       NR, A         750,000        749,115
      Gulf Coast Waste Disp. Auth., 2.30%, 01/01/42++                       A2, A       2,175,000      2,172,434
      Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp., 5.00%,
         02/15/21                                                          Aa3, AA-     5,000,000      5,135,050
      Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp. Ser. A,
         5.00%, 02/15/20                                                   Aa3, AA-       100,000        103,850
      Univ. of Texas Ref. Rev. Bonds, Ser. A, 6.25%, 07/01/13              Aaa, AAA        60,000         60,856
      Univ. of Texas Ref. Rev. Bonds, Ser. A, 6.25%, 07/01/13              Aaa, AAA        85,000         93,044
                                                                                                    ------------
                                                                                                      13,743,991
                                                                                                    ------------
   UTAH -- 0.4%
      Salt Lake Cnty., UT Sales Tax Rev. Bonds, 5.00%, 08/01/17            NR, AAA        500,000        552,620
                                                                                                    ------------
                                                                                                         552,620
                                                                                                    ------------
   WASHINGTON -- 3.2%
      Klickitat Cnty., WA Public Utility District No. 1 Ser. B,
         (FGIC), 5.25%, 12/01/22                                            A1, NR      2,000,000      2,062,960
      Washington Health Care Fac. Auth., (RADIAN), 5.00%, 12/01/23         NR, BBB         70,000         65,380

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) - CONTINUED

                                                                         MOODY'S/S&P    PRINCIPAL
                                                                           RATINGS+      AMOUNT         VALUE
                                                                         -----------   ----------   ------------
      Washington State Econ. Dev. Fin. Auth. Biomedical Resh
         Properties II, (NATL-RE), 5.25%, 06/01/21                         Aa1, AA+    $1,000,000   $  1,063,480
      Washington State Econ. Dev. Fin. Auth. Lease Rev. Washington
         Biomedical Resh Properties II, (NATL-RE), 5.00%, 06/01/23         Aa1, AA+     1,510,000      1,576,062
                                                                                                    ------------
                                                                                                       4,767,882
                                                                                                    ------------
   WEST VIRGINIA -- 0.2%
      West Virginia State Bldg. Ref. Rev. Bonds, Ser. A, (AMBAC),
         5.38%, 07/01/18                                                    NR, NR        250,000        259,923
                                                                                                    ------------
                                                                                                         259,923
                                                                                                    ------------
   WISCONSIN -- 0.1%
      Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, (AMBAC), 5.75%,
         07/01/14                                                          Aa2, AA+       105,000        110,989
                                                                                                    ------------
                                                                                                         110,989
                                                                                                    ------------
   TOTAL MUNICIPAL BONDS (COST $127,767,914)                                                         128,550,446
                                                                                                    ------------

                                                                                         SHARES
                                                                                       ----------
SHORT-TERM INVESTMENTS -- 12.5%
      BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series               9,344,451      9,344,451
      BlackRock Liquidity Funds MuniFund Portfolio - Institutional Series               9,344,452      9,344,452
                                                                                                    ------------
   TOTAL SHORT-TERM INVESTMENTS (COST $18,688,903)                                                    18,688,903
                                                                                                    ------------
TOTAL INVESTMENTS -- 98.7% (Cost $146,456,817)(1)                                                   $147,239,349
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%                                                          1,986,137
                                                                                                    ------------
NET ASSETS -- 100.0%                                                                                $149,225,486
                                                                                                    ============

+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2011.

(1) The cost for federal income tax purposes is $146,456,817. At March 31, 2011, net unrealized appreciation was $782,532. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,542,056 and aggregate gross

(2) unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,759,524. Security is subject to the Alternative Minimum Tax.

AMBAC   - Credit rating enhanced by guaranty or insurance from AMBAC Indemnity
          Corp.
CIFG    - Credit rating enhanced by guaranty or insurance from CIFG.
FGIC    - Credit rating enhanced by guaranty or insurance from Financial
          Guaranty Insurance Corp.
FSA     - Credit rating enhanced by guaranty or insurance from Financial
          Security Assurance.
LOC     - Letter of Credit
PSF-GTD - Public School Fund Guarantee
RADIAN  - Credit rating enhanced by guaranty or insurance from Radian Asset
          Assuarance, Inc.
VRDB    - Variable Rate Demand Bonds
XLCA    - Credit rating enhanced by guaranty or insurance from XL Capital
          Assurance.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2011:

                                                              LEVEL 2 -            LEVEL 3 -
                         TOTAL VALUE AT     LEVEL 1 -        SIGNIFICANT          SIGNIFICANT
                         MARCH 31, 2011   QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
                         --------------   -------------   -----------------   -------------------
Municipal Bonds           $128,550,446     $        --       $128,550,446             $--
Short-Term Investments      18,688,903      18,688,903                 --              --
                          ------------     -----------       ------------             ---
Total                     $147,239,349     $18,688,903       $128,550,446             $--
                          ------------     -----------       ------------             ---

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                            SHARES         VALUE
                                                         -----------   -------------
COMMON STOCK -- 99.4%
   CONSUMER DISCRETIONARY -- 11.1%
      AUTO COMPONENTS -- 0.5%
      Autoliv, Inc.(1)                                         2,450   $     181,863
      BorgWarner, Inc.*(1)                                     4,740         377,731
      Federal-Mogul Corp.*                                     5,500         136,950
      Gentex Corp.                                             1,990          60,197
      Johnson Controls, Inc.(1)                               22,430         932,415
      Lear Corp.                                               2,400         117,288
      The Goodyear Tire & Rubber Co.*                         12,460         186,651
      TRW Automotive Holdings Corp.*                           3,510         193,331
                                                                       -------------
                                                                           2,186,426
                                                                       -------------
      AUTOMOBILES -- 0.5%
      Ford Motor Co.*                                        116,720       1,740,295
      Harley-Davidson, Inc.                                    7,950         337,795
      Tesla Motors, Inc.*                                      4,800         132,960
      Thor Industries, Inc.                                      280           9,344
                                                                       -------------
                                                                           2,220,394
                                                                       -------------
      DISTRIBUTORS -- 0.1%
      Genuine Parts Co.                                        4,960         266,055
      LKQ Corp.*                                               6,240         150,384
                                                                       -------------
                                                                             416,439
                                                                       -------------
      DIVERSIFIED CONSUMER SERVICES -- 0.2%
      Apollo Group, Inc. - Class A*                            4,387         182,982
      Career Education Corp.*                                    845          19,198
      DeVry, Inc.                                              2,020         111,241
      Education Management Corp.*(1)                           3,800          79,572
      H&R Block, Inc.(1)                                       7,760         129,903
      Hillenbrand, Inc.                                          200           4,300
      ITT Educational Services, Inc.*                          1,970         142,136
      Service Corp. International                             10,870         120,222
      Strayer Education, Inc.(1)                                 800         104,392
      Weight Watchers International, Inc.                      1,560         109,356
                                                                       -------------
                                                                           1,003,302
                                                                       -------------
      HOTELS, RESTAURANTS & LEISURE -- 1.7%
      Bally Technologies, Inc.*                                  700          26,495
      Brinker International, Inc.                              4,020         101,706
      Carnival Corp.                                          13,520         518,627
      Chipotle Mexican Grill, Inc. - Class A*                  1,250         340,462
      Choice Hotels International, Inc.                           60           2,331
      Darden Restaurants, Inc.                                 4,640         227,963
      Hyatt Hotels Corp. - Class A*                            2,750         118,360
      International Game Technology                            8,300         134,709
      International Speedway Corp. - Class A                      70           2,086
      Las Vegas Sands Corp.*                                   8,220         347,048
      Marriott International, Inc. - Class A                   7,672         272,970
      McDonald's Corp.                                        33,399       2,541,330
      MGM Resorts International*(1)                            9,410         123,741
      Panera Bread Co. - Class A*                              1,445         183,515
      Penn National Gaming, Inc.*                              2,480          91,909
      Royal Caribbean Cruises, Ltd.*                           4,080         168,341
      Scientific Games Corp. - Class A*                          200           1,748
      Starbucks Corp.                                         28,960       1,070,072
      Starwood Hotels & Resorts Worldwide, Inc.                5,430         315,592
      Wendy's/Arby's Group, Inc. - Class A                     1,200           6,036

                                                            SHARES         VALUE
                                                         -----------   -------------
      WMS Industries, Inc.*                                      220   $       7,777
      Wyndham Worldwide Corp.                                  5,260         167,321
      Wynn Resorts, Ltd.                                       2,420         307,945
      Yum! Brands, Inc.                                       15,350         788,683
                                                                       -------------
                                                                           7,866,767
                                                                       -------------
      HOUSEHOLD DURABLES -- 0.5%
      D.R. Horton, Inc.                                        7,070          82,365
      Fortune Brands, Inc.                                     4,760         294,596
      Garmin, Ltd.(1)                                          1,290          43,679
      Harman International Industries, Inc.                    1,180          55,248
      Jarden Corp.                                             1,560          55,489
      KB Home(1)                                                 940          11,694
      Leggett & Platt, Inc.                                    3,670          89,915
      Lennar Corp. - Class A(1)                                4,910          88,969
      M.D.C. Holdings, Inc.                                      230           5,831
      Mohawk Industries, Inc.*                                 1,650         100,897
      Newell Rubbermaid, Inc.                                  8,520         162,988
      NVR, Inc.*(1)                                              330         249,480
      Pulte Homes, Inc.*                                       8,840          65,416
      Stanley Black & Decker, Inc.                             4,520         346,232
      Tempur-Pedic International, Inc.*                        2,900         146,914
      Toll Brothers, Inc.*                                     4,050          80,069
      Tupperware Brands Corp.                                  2,700         161,217
      Whirlpool Corp.(1)                                       2,550         217,668
                                                                       -------------
                                                                           2,258,667
                                                                       -------------
      INTERNET & CATALOG RETAIL -- 0.8%
      Amazon.com, Inc.*                                       11,030       1,986,834
      Expedia, Inc.(1)                                         6,240         141,398
      Liberty Media Corp.- Interactive - Class A*             18,350         294,334
      Netflix, Inc.*                                           1,180         280,050
      Priceline.com, Inc.*                                     1,530         774,853
                                                                       -------------
                                                                           3,477,469
                                                                       -------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.1%
      Hasbro, Inc.                                             5,090         238,416
      Mattel, Inc.                                            10,650         265,504
                                                                       -------------
                                                                             503,920
                                                                       -------------
      MEDIA -- 3.4%
      Cablevision Systems New York Group - Class A             7,540         260,959
      CBS Corp. - Class B                                     23,300         583,432
      Central European Media Enterprises, Ltd. -
         Class A                                                 160           3,376
      Clear Channel Outdoor Holdings, Inc. - Class A*            500           7,275
      Comcast Corp. - Class A                                 88,580       2,189,698
      DIRECTV - Class A*                                      26,890       1,258,452
      Discovery Communications, Inc. - Class A*                9,400         375,060
      DISH Network Corp.*                                      4,480         109,133
      DreamWorks Animation SKG, Inc. - Class A*                2,290          63,960
      Gannett Co., Inc.                                        6,290          95,797
      John Wiley & Sons, Inc. - Class A                        2,100         106,764
      Lamar Advertising Co. - Class A*                         2,400          88,656
      Liberty Global, Inc. - Class A*(1)                       7,720         319,685
      Liberty Media Corp. -  Series A*                         2,176         168,858
      Liberty Media Corp. - Capital Class A*                   2,460         181,228
      Madison Square Garden, Inc.*                                87           2,348

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                            SHARES         VALUE
                                                         -----------   -------------
      Meredith Corp.(1)                                          360   $      12,211
      Morningstar, Inc.                                        1,100          64,218
      News Corp. - Class A                                    72,030       1,264,847
      Omnicom Group, Inc.(1)                                  10,390         509,734
      Regal Entertainment Group - Class A(1)                     770          10,395
      Scripps Networks Interactive, Inc. - Class A             2,380         119,214
      Sirius XM Radio, Inc.*                                 168,900         280,374
      The Interpublic Group of Cos., Inc.                     15,320         192,572
      The McGraw-Hill Cos., Inc.                              11,340         446,796
      The New York Times Co. - Class A*(1)                       670           6,345
      The Walt Disney Co.                                     61,446       2,647,708
      The Washington Post Co. - Class B(1)                       140          61,258
      Thomson Reuters Corp.(1)                                 8,200         321,768
      Time Warner Cable, Inc.                                 11,024         786,452
      Time Warner, Inc.                                       35,596       1,270,777
      Viacom, Inc. - Class B                                  19,220         894,115
      Virgin Media, Inc.                                      10,170         282,624
                                                                       -------------
                                                                          14,986,089
                                                                       -------------
      MULTILINE RETAIL -- 0.7%
      Big Lots, Inc.*                                          1,324          57,501
      Dollar General Corp.*                                    1,000          31,350
      Dollar Tree, Inc.*                                       4,381         243,233
      Family Dollar Stores, Inc.                               4,826         247,670
      J.C. Penney Co., Inc.                                    7,830         281,175
      Kohl's Corp.                                            10,010         530,931
      Macy's, Inc.                                            12,180         295,487
      Nordstrom, Inc.                                          5,880         263,894
      Sears Holdings Corp.*(1)                                 1,270         104,966
      Target Corp.                                            22,760       1,138,228
                                                                       -------------
                                                                           3,194,435
                                                                       -------------
      SPECIALTY RETAIL -- 2.1%
      Aaron's, Inc.                                            4,300         109,048
      Abercrombie & Fitch Co. - Class A                        2,400         140,880
      Advance Auto Parts, Inc.                                 2,150         141,083
      Aeropostale, Inc.*                                       4,440         107,981
      American Eagle Outfitters, Inc.                          8,550         135,859
      AutoNation, Inc.*(1)                                       580          20,515
      AutoZone, Inc.*                                            860         235,262
      Bed Bath & Beyond, Inc.*                                 8,290         400,158
      Best Buy Co., Inc.                                       8,980         257,906
      Carmax, Inc.*                                            8,500         272,850
      Chico's FAS, Inc.                                        8,990         133,951
      Dick's Sporting Goods, Inc.*(1)                          1,700          67,966
      Foot Locker, Inc.                                        4,930          97,220
      GameStop Corp. - Class A*(1)                               920          20,718
      Guess?, Inc.                                             1,160          45,646
      Limited Brands, Inc.                                     8,350         274,548
      Lowe's Cos., Inc.                                       47,700       1,260,711
      O'Reilly Automotive, Inc.*                               6,500         373,490
      Office Depot, Inc.*                                     16,970          78,571
      PetSmart, Inc.                                           3,860         158,067
      RadioShack Corp.                                         3,660          54,937
      Ross Stores, Inc.                                        5,840         415,341
      Signet Jewelers, Ltd.*                                   1,420          65,348
      Staples, Inc.                                           21,210         411,898
      The Gap, Inc.                                           12,690         287,555
      The Home Depot, Inc.                                    58,940       2,184,316

                                                            SHARES         VALUE
                                                         -----------   -------------
      The TJX Cos., Inc.                                      16,270   $     809,107
      Tiffany & Co.(1)                                         4,890         300,442
      Tractor Supply Co.                                       2,800         167,608
      Urban Outfitters, Inc.*                                  2,060          61,450
      Williams-Sonoma, Inc.                                    3,640         147,420
                                                                       -------------
                                                                           9,237,852
                                                                       -------------
      TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
      Coach, Inc.                                             10,550         549,022
      Fossil, Inc.*                                            2,400         224,760
      Hanesbrands, Inc.*                                         160           4,326
      Nike, Inc. - Class B                                    11,560         875,092
      Phillips-Van Heusen Corp.                                1,580         102,747
      Polo Ralph Lauren Corp.                                  1,500         185,475
      V.F. Corp.(1)                                            2,350         231,546
                                                                       -------------
                                                                           2,172,968
                                                                       -------------
   TOTAL CONSUMER DISCRETIONARY                                           49,524,728
                                                                       -------------
   CONSUMER STAPLES -- 9.3%
      BEVERAGES -- 2.0%
      Brown-Forman Corp. - Class B(1)                          3,398         232,083
      Central European Distribution Corp.*                     1,680          19,068
      Coca- Cola Enterprises, Inc.                             8,740         238,602
      Constellation Brands, Inc. - Class A*                    4,630          93,896
      Dr Pepper Snapple Group, Inc.                            6,750         250,830
      Hansen Natural Corp.*                                    2,634         158,646
      Molson Coors Brewing Co. - Class B                       1,550          72,680
      PepsiCo, Inc.                                           51,699       3,329,933
      The Coca-Cola Co.                                       67,241       4,461,440
                                                                       -------------
                                                                           8,857,178
                                                                       -------------
      FOOD & STAPLES RETAILING -- 2.0%
      BJ's Wholesale Club, Inc.*                               1,000          48,820
      Costco Wholesale Corp.                                  15,560       1,140,859
      CVS Caremark Corp.                                      43,400       1,489,488
      Safeway, Inc.                                           13,450         316,613
      SUPERVALU, Inc.(1)                                       3,900          34,827
      SYSCO Corp.                                             18,390         509,403
      The Kroger Co.(1)                                       15,936         381,986
      Wal-Mart Stores, Inc.                                   61,033       3,176,768
      Walgreen Co.                                            32,320       1,297,325
      Whole Foods Market, Inc.                                 5,570         367,063
                                                                       -------------
                                                                           8,763,152
                                                                       -------------
      FOOD PRODUCTS -- 1.7%
      Archer-Daniels-Midland Co.                              20,540         739,645
      Bunge, Ltd.                                              4,570         330,548
      Campbell Soup Co.                                        6,656         220,380
      ConAgra Foods, Inc.                                     14,130         335,588
      Corn Products International, Inc.                        1,070          55,447
      Dean Foods Co.*                                          6,660          66,600
      Flowers Foods, Inc.(1)                                   4,150         113,005
      General Mills, Inc.                                     22,284         814,480
      Green Mountain Coffee Roasters, Inc.*                    4,040         261,024
      H.J. Heinz Co.                                           9,180         448,168
      Hormel Foods Corp.(1)                                    3,460          96,326
      Kellogg Co.                                              9,540         514,969
      Kraft Foods, Inc. - Class A                             48,987       1,536,232
      McCormick & Co., Inc.                                    5,030         240,585

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                            SHARES         VALUE
                                                         -----------   -------------
      Mead Johnson Nutrition Co. - Class A                     6,750   $     391,027
      Ralcorp Holdings, Inc.*                                  2,550         174,497
      Sara Lee Corp.                                          24,600         434,682
      Smithfield Foods, Inc.*                                  4,810         115,729
      The Hershey Co.                                          4,640         252,184
      The J.M. Smucker Co.                                     3,899         278,350
      Tyson Foods, Inc. - Class A                             13,700         262,903
                                                                       -------------
                                                                           7,682,369
                                                                       -------------
      HOUSEHOLD PRODUCTS -- 1.9%
      Church & Dwight Co., Inc.                                2,846         225,802
      Colgate-Palmolive Co.                                   15,488       1,250,811
      Energizer Holdings, Inc.*                                2,290         162,956
      Kimberly-Clark Corp.                                    15,340       1,001,242
      The Clorox Co.(1)                                        5,868         411,171
      The Procter & Gamble Co.                                89,806       5,532,049
                                                                       -------------
                                                                           8,584,031
                                                                       -------------
      PERSONAL PRODUCTS -- 0.2%
      Alberto-Culver Co.                                       1,350          50,314
      Avon Products, Inc.                                     16,970         458,869
      Estee Lauder Cos., Inc. - Class A                        3,690         355,568
      Herbalife, Ltd.                                          1,980         161,093
                                                                       -------------
                                                                           1,025,844
                                                                       -------------
      TOBACCO -- 1.5%
      Altria Group, Inc.                                      66,250       1,724,488
      Lorillard, Inc.                                          4,740         450,347
      Philip Morris International, Inc.                       60,660       3,981,116
      Reynolds American, Inc.                                 12,340         438,440
                                                                       -------------
                                                                           6,594,391
                                                                       -------------
   TOTAL CONSUMER STAPLES                                                 41,506,965
                                                                       -------------
   ENERGY -- 12.7%
      ENERGY EQUIPMENT & SERVICES -- 2.6%
      Atlas Energy, Inc.                                       4,300              --
      Atwood Oceanics, Inc.*                                   2,650         123,040
      Baker Hughes, Inc.                                      13,400         983,962
      Cameron International Corp.*                             6,880         392,848
      Core Laboratories N.V.                                   1,100         112,387
      Diamond Offshore Drilling, Inc.                          1,440         111,888
      Dresser-Rand Group, Inc.*                                2,070         110,993
      Exterran Holdings, Inc.*                                 1,300          30,849
      FMC Technologies, Inc.*(1)                               3,880         366,582
      Halliburton Co.                                         30,330       1,511,647
      Helmerich & Payne, Inc.                                  3,080         211,565
      McDermott International, Inc.*                           5,080         128,981
      Nabors Industries, Ltd.*                                11,730         356,357
      National Oilwell Varco, Inc.                            13,255       1,050,724
      Oceaneering International, Inc.*                         2,540         227,203
      Oil States International, Inc.*                          2,660         202,532
      Patterson-UTI Energy, Inc.(1)                            4,330         127,259
      Pride International, Inc.*                               4,490         192,846
      Rowan Cos., Inc.*                                        3,240         143,143
      Schlumberger, Ltd.                                      44,684       4,167,230
      SEACOR Holdings, Inc.                                      660          61,024
      Superior Energy Services, Inc.*                          2,740         112,340
      Tidewater, Inc.                                          1,660          99,351
      Unit Corp.*                                                220          13,629
      Weatherford International, Ltd.*                        24,600         555,960
                                                                       -------------
                                                                          11,394,340
                                                                       -------------
      OIL, GAS & CONSUMABLE FUELS -- 10.1%
      Alpha Natural Resources, Inc.*(1)                        3,116         184,997

                                                            SHARES         VALUE
                                                         -----------   -------------
      Anadarko Petroleum Corp.                                15,950   $   1,306,624
      Apache Corp.                                            12,173       1,593,689
      Arch Coal, Inc.                                          5,590         201,464
      Atlas Energy, Inc.                                       2,237          49,975
      Cabot Oil & Gas Corp.                                    4,020         212,939
      Chesapeake Energy Corp.                                 20,800         697,216
      Chevron Corp.                                           64,220       6,899,155
      Cimarex Energy Co.                                       2,850         328,434
      Cobalt International Energy, Inc.*                         800          13,448
      Comstock Resources, Inc.*                                  130           4,022
      Concho Resources, Inc.*                                  3,480         373,404
      ConocoPhillips                                          47,660       3,806,128
      Consol Energy, Inc.                                      6,650         356,639
      Continental Resources, Inc.*                               160          11,435
      Denbury Resources, Inc.*                                12,915         315,126
      Devon Energy Corp.                                      14,000       1,284,780
      El Paso Corp.                                           19,740         355,320
      EOG Resources, Inc.                                      7,800         924,378
      EQT Corp.                                                5,550         276,945
      EXCO Resources, Inc.                                     2,470          51,030
      Exxon Mobil Corp.                                      164,183      13,812,716
      Forest Oil Corp.*                                        3,600         136,188
      Frontier Oil Corp.                                         680          19,938
      Frontline, Ltd.                                          2,570          63,659
      Hess Corp.                                               9,390         800,122
      Holly Corp.                                                310          18,836
      Marathon Oil Corp.                                      22,530       1,201,074
      Massey Energy Co.(1)                                     3,920         267,971
      Murphy Oil Corp.                                         5,450         400,139
      Newfield Exploration Co.*                                4,260         323,803
      Noble Energy, Inc.                                       5,560         537,374
      Occidental Petroleum Corp.                              25,600       2,674,944
      Peabody Energy Corp.                                     8,870         638,285
      Petrohawk Energy Corp.*                                  7,200         176,688
      Pioneer Natural Resources Co.                            3,720         379,142
      Plains Exploration & Production Co.*                     5,291         191,693
      QEP Resources, Inc.                                      5,000         202,700
      Quicksilver Resources, Inc.*                             5,790          82,855
      Range Resources Corp.                                    5,550         324,453
      SandRidge Energy, Inc.*                                 15,730         201,344
      SM Energy Co.                                            1,270          94,221
      Southern Union Co.                                       4,910         140,524
      Southwestern Energy Co.*                                11,828         508,249
      Spectra Energy Corp.                                    20,200         549,036
      Sunoco, Inc.                                             3,700         168,683
      Teekay Corp.                                               520          19,204
      Tesoro Corp.*                                            7,840         210,347
      The Williams Cos., Inc.                                 20,050         625,159
      Ultra Petroleum Corp.*                                   5,500         270,875
      Valero Energy Corp.                                     17,970         535,865
      Whiting Petroleum Corp.*                                 3,700         271,765
                                                                       -------------
                                                                          45,095,000
                                                                       -------------
   TOTAL ENERGY                                                           56,489,340
                                                                       -------------
   FINANCIALS -- 15.6%
      CAPITAL MARKETS -- 2.5%
      Affiliated Managers Group, Inc.*                         1,470         160,774
      Ameriprise Financial, Inc.                               7,040         430,003
      Ares Capital Corp.                                       7,500         126,750
      BlackRock, Inc.                                          2,660         534,687
      E*Trade Financial Corp.*                                 4,900          76,587

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                            SHARES         VALUE
                                                         -----------   -------------
      Eaton Vance Corp.(1)                                     5,970   $     192,473
      Federated Investors, Inc.(1)                             3,970         106,198
      Franklin Resources, Inc.                                 4,780         597,882
      Greenhill & Co., Inc.                                      960          63,158
      Invesco, Ltd.                                           13,070         334,069
      Janus Capital Group, Inc.                                6,350          79,185
      Jefferies Group, Inc.(1)                                 3,260          81,304
      Lazard, Ltd. - Class A                                   3,950         164,241
      Legg Mason, Inc.                                         3,910         141,112
      Morgan Stanley                                          47,196       1,289,395
      Northern Trust Corp.                                     8,180         415,135
      Raymond James Financial, Inc.                            2,010          76,862
      SEI Investments Co.                                      6,540         156,175
      State Street Corp.                                      16,020         719,939
      T.Rowe Price Group, Inc.                                10,580         702,724
      TD Ameritrade Holding Corp.                              5,650         117,916
      The Bank of New York Mellon Corp.                       39,070       1,167,021
      The Charles Schwab Corp.                                39,670         715,250
      The Goldman Sachs Group, Inc.                           16,790       2,660,711
      Waddell & Reed Financial, Inc. - Class A                 2,740         111,271
                                                                       -------------
                                                                          11,220,822
                                                                       -------------
      COMMERCIAL BANKS -- 2.7%
      Associated Banc-Corp                                     5,285          78,482
      Bancorpsouth, Inc.                                       2,110          32,600
      Bank of Hawaii Corp.                                       770          36,821
      BB&T Corp.(1)                                           22,690         622,840
      BOK Financial Corp.                                        320          16,538
      CapitalSource, Inc.                                      4,820          33,933
      CIT Group, Inc.*                                         6,300         268,065
      City National Corp.                                        940          53,627
      Comerica, Inc.                                           6,730         247,126
      Commerce Bancshares, Inc.                                3,776         152,701
      Cullen/Frost Bankers, Inc.                               1,440          84,989
      East West Bancorp, Inc.                                  6,500         142,740
      Fifth Third Bancorp                                     28,700         398,356
      First Citizens BancShares, Inc. - Class A                   50          10,029
      First Horizon National Corp.(1)                          6,384          71,565
      Fulton Financial Corp.                                   7,410          82,325
      Huntington Bancshares, Inc.                             21,541         143,032
      KeyCorp.                                                31,770         282,118
      M&T Bank Corp.                                           1,010          89,355
      Marshall & Ilsley Corp.                                 15,770         126,002
      PNC Financial Services Group, Inc.                      16,960       1,068,310
      Popular, Inc.*                                          42,000         122,220
      Regions Financial Corp.                                 46,956         340,901
      SunTrust Banks, Inc.                                    15,980         460,863
      Synovus Financial Corp.(1)                              15,640          37,536
      TCF Financial Corp.                                      4,310          68,357
      U.S. Bancorp                                            60,920       1,610,116
      Valley National Bancorp                                  5,100          71,196
      Wells Fargo & Co.                                      155,905       4,942,188
      Whitney Holdings Corp.                                     450           6,129
      Zions Bancorp                                            5,090         117,375
                                                                       -------------
                                                                          11,818,435
                                                                       -------------
      CONSUMER FINANCE -- 0.7%
      American Express Co.                                    33,160       1,498,832
      Capital One Financial Corp.                             14,900         774,204
      Discover Financial Services                             16,080         387,849

                                                            SHARES         VALUE
                                                         -----------   -------------
      Green Dot Corp.*(1)                                      2,000   $      85,820
      SLM Corp.*                                              18,260         279,378
                                                                       -------------
                                                                           3,026,083
                                                                       -------------
      DIVERSIFIED FINANCIAL SERVICES -- 3.5%
      Bank of America Corp.                                  323,690       4,314,788
      CBOE Holdings, Inc.                                        500          14,485
      Chinos Holdings, Inc.                                    3,800              --
      Citigroup, Inc.*                                       685,020       3,027,789
      CME Group, Inc.                                          2,260         681,503
      Interactive Brokers Group, Inc. - Class A               13,610         216,263
      IntercontinentalExchange, Inc.*                          2,100         259,434
      JPMorgan Chase & Co.                                   128,720       5,933,992
      Leucadia National Corp.                                  5,070         190,328
      Moody's Corp.(1)                                         7,840         265,854
      MSCI, Inc.*                                              1,920          70,694
      NYSE Euronext, Inc.                                      8,220         289,097
      The NASDAQ OMX Group, Inc.*                              3,830          98,967
                                                                       -------------
                                                                          15,363,194
                                                                       -------------
      INSURANCE -- 3.9%
      ACE, Ltd.                                               11,200         724,640
      AFLAC, Inc.                                             14,750         778,505
      Alleghany Corp.*                                            30          10,128
      Allied World Assurance Co. Holdings Ltd.                   930          58,302
      American Financial Group, Inc.                           3,800         133,076
      American International Group, Inc.*(1)                   6,005         161,675
      American National Insurance Co.                             60           4,750
      AON Corp.                                                9,950         526,952
      Arch Capital Group, Ltd.                                 1,180         117,044
      Arthur J. Gallagher & Co.                                3,880         117,991
      Aspen Insurance Holdings, Ltd.                           3,790         104,452
      Assurant, Inc.                                           2,530          97,430
      Assured Guaranty, Ltd.                                   6,100          90,890
      AXIS Capital Holdings, Ltd.                              3,280         114,538
      Berkshire Hathaway, Inc.*                               55,000       4,599,650
      Brown & Brown, Inc.                                      2,170          55,986
      Chubb Corp.                                              8,450         518,069
      Cincinnati Financial Corp.                               4,606         151,077
      CNA Financial Corp.                                      5,750         169,912
      Endurance Specialty Holdings, Ltd.                         200           9,764
      Erie Indemnity Co. - Class A                               270          19,200
      Everest Re Group, Ltd.                                   1,770         156,079
      Fidelity National Financial, Inc.  - Class A            17,920         253,210
      Genworth Financial, Inc. - Class A*                     18,860         253,856
      Hartford Financial Services Group, Inc.                 12,090         325,584
      HCC Insurance Holdings, Inc.                             5,470         171,266
      Lincoln National Corp.                                  10,070         302,503
      Loews Corp.                                             10,190         439,087
      Markel Corp.*                                              180          74,601
      Marsh & McLennan Cos., Inc.                             17,140         510,943
      MBIA, Inc.*(1)                                           8,950          89,858
      Mercury General Corp.                                      370          14,478
      MetLife, Inc.                                           21,001         939,375
      Old Republic International Corp.                         6,600          83,754
      OneBeacon Insurance Group, Ltd.                            100           1,353
      PartnerRe, Ltd.                                          3,670         290,811

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                            SHARES         VALUE
                                                         -----------   -------------
      Protective Life Corp.                                    1,130   $      30,002
      Prudential Financial, Inc.                              15,330         944,021
      Reinsurance Group of America, Inc.                       1,690         106,098
      RenaissanceRe Holdings, Ltd.                             2,920         201,451
      StanCorp Financial Group, Inc.                           2,140          98,697
      Symetra Financial Corp.                                  9,500         129,200
      The Allstate Corp.                                      18,180         577,760
      The Hanover Insurance Group, Inc.                        2,800         126,700
      The Principal Financial Group, Inc.                     10,390         333,623
      The Progressive Corp.                                   18,380         388,369
      The Travelers Cos., Inc.                                12,880         766,102
      Torchmark Corp.                                          1,820         120,994
      TransAtlantic Holdings, Inc.                             1,620          78,845
      Unitrin, Inc.                                              370          11,426
      Unum Group                                              10,710         281,137
      Validus Holdings, Ltd.                                   3,370         112,322
      W.R. Berkley Corp.                                       3,580         115,312
      Wesco Financial Corp.                                      100          38,920
      White Mountains Insurance Group, Ltd.                      360         131,112
      XL Group PLC                                            11,320         278,472
                                                                       -------------
                                                                          17,341,352
                                                                       -------------
      REAL ESTATE INVESTMENT TRUSTS -- 2.1%
      Alexandria Real Estate Equities, Inc.                    1,840         143,465
      AMB Property Corp.                                       5,440         195,677
      Annaly Mortgage Management, Inc.                        31,650         552,292
      Apartment Investment & Management Co. - Class A          3,970         101,116
      AvalonBay Communities, Inc.                              2,622         314,850
      Boston Properties, Inc.(1)                               3,750         355,687
      Brandywine Realty Trust                                  1,130          13,718
      BRE Properties, Inc.                                     1,100          51,898
      Camden Property Trust                                    1,970         111,935
      Chimera Investment Corp.                                72,940         288,842
      CommonWealth REIT                                        3,742          97,180
      Corporate Office Properties Trust                        1,820          65,775
      Developers Diversified Realty Corp.                      2,800          39,200
      Digital Realty Trust, Inc.(1)                            2,660         154,652
      Douglas Emmett, Inc.                                     4,410          82,688
      Duke Realty Corp.                                        6,310          88,403
      Equity Residential                                       9,450         533,074
      Essex Property Trust, Inc.(1)                            1,050         130,200
      Federal Realty Investment Trust                          2,570         209,609
      General Growth Properties, Inc.*                         6,143          95,094
      Health Care Property Investors, Inc.(1)                 11,070         419,996
      Health Care REIT, Inc.(1)                                2,520         132,149
      Hospitality Properties Trust                             4,650         107,648
      Host Hotels & Resorts, Inc.                             18,240         321,206
      Kimco Realty Corp.                                      14,380         263,729
      Liberty Property Trust(1)                                1,340          44,086
      Mack-Cali Realty Corp.                                   2,630          89,157
      Nationwide Health Properties, Inc.                       3,110         132,268
      Piedmont Office Realty Trust, Inc. Class A(1)            3,300          64,053
      Plum Creek Timber Co., Inc.                              6,010         262,096
      ProLogis                                                20,320         324,714
      Public Storage                                           5,360         594,478

                                                            SHARES         VALUE
                                                         -----------   -------------
      Rayonier, Inc.                                           2,610   $     162,629
      Realty Income Corp.(1)                                   3,910         136,655
      Regency Centers Corp.                                    2,060          89,569
      Senior Housing Properties Trust                          3,140          72,346
      Simon Property Group, Inc.(1)                            9,333       1,000,124
      SL Green Realty Corp.                                    1,990         149,648
      Taubman Centers, Inc.                                    1,850          99,123
      The Macerich Co.                                         2,510         124,320
      UDR, Inc.                                                3,980          96,993
      Ventas, Inc.                                             4,520         245,436
      Vornado Realty Trust                                     3,873         338,887
      Weingarten Realty, Inc.                                  3,560          89,214
      Weyerhaeuser Co.                                        14,010         344,646
                                                                       -------------
                                                                           9,330,525
                                                                       -------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
      CB Richard Ellis Group, Inc. - Class A*                  8,910         237,897
      Forest City Enterprises, Inc. - Class A*(1)              3,200          60,256
      Jones Lang LaSalle, Inc.                                 1,770         176,540
      The Howard Hughes Corp.*                                   658          46,481
      The St. Joe Co.*(1)                                      2,820          70,697
                                                                       -------------
                                                                             591,871
                                                                       -------------
      THRIFTS & MORTGAGE FINANCE -- 0.1%
      Capital Federal Financial                                  688           7,754
      First Niagara Financial Group, Inc.(1)                   2,530          34,357
      Hudson City Bancorp, Inc.                               22,832         221,014
      New York Community Bancorp, Inc.(1)                      9,740         168,112
      People's United Financial, Inc.(1)                      13,643         171,629
      TFS Financial Corp.                                        250           2,655
      Washington Federal, Inc.                                 4,670          80,978
                                                                       -------------
                                                                             686,499
                                                                       -------------
   TOTAL FINANCIALS                                                       69,378,781
                                                                       -------------
   HEALTH CARE -- 11.1%
      BIOTECHNOLOGY -- 1.4%
      Alexion Pharmaceuticals, Inc.*                           3,370         332,551
      Amgen, Inc.*                                            30,784       1,645,405
      Amylin Pharmaceuticals, Inc.*                            4,380          49,801
      Biogen Idec, Inc.*                                       7,200         528,408
      BioMarin Pharmaceutical, Inc.*                           1,800          45,234
      Celgene Corp.*                                          14,483         833,207
      Cephalon, Inc.*(1)                                       1,753         132,842
      Dendreon Corp.*                                          1,960          73,363
      Genzyme Corp.*                                           8,520         648,798
      Gilead Sciences, Inc.*                                  26,927       1,142,782
      Human Genome Sciences, Inc.*(1)                          9,700         266,265
      Myriad Genetics, Inc.*                                   2,310          46,546
      Regeneron Pharmaceuticals, Inc.*(1)                      1,200          53,928
      Talecris Biotherapeutics Holdings Corp.*                   400          10,720
      United Therapeutics Corp.*                               2,240         150,125
      Vertex Pharmaceuticals, Inc.*                            9,083         435,348
                                                                       -------------
                                                                           6,395,323
                                                                       -------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
      Alcon, Inc.                                              1,500         248,265
      Alere, Inc.*                                             2,650         103,721
      Baxter International, Inc.                              18,650       1,002,810

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                            SHARES         VALUE
                                                         -----------   -------------
      Beckman Coulter, Inc.                                    2,490   $     206,844
      Becton, Dickinson & Co.                                  6,660         530,269
      Boston Scientific Corp.*                                42,200         303,418
      C.R. Bard, Inc.                                          3,380         335,668
      CareFusion Corp.*                                        4,900         138,180
      Covidien PLC(1)                                         19,600       1,018,024
      DENTSPLY International, Inc.                             3,670         135,753
      Edwards Lifesciences Corp.*                              3,486         303,282
      Gen-Probe, Inc.*                                         1,610         106,824
      Hill-Rom Holdings, Inc.                                  2,260          85,835
      Hologic, Inc.*                                           8,040         178,488
      IDEXX Laboratories, Inc.*                                1,790         138,224
      Intuitive Surgical, Inc.*(1)                             1,400         466,844
      Kinetic Concepts, Inc.*                                  2,040         111,017
      Medtronic, Inc.                                         33,960       1,336,326
      ResMed, Inc.*(1)                                           820          24,600
      St. Jude Medical, Inc.                                  14,170         726,354
      Stryker Corp.                                           12,400         753,920
      Teleflex, Inc.                                           1,160          67,257
      The Cooper Cos., Inc.                                    2,050         142,373
      Thoratec Corp.*                                          2,100          54,453
      Varian Medical Systems, Inc.*(1)                         5,650         382,166
      Zimmer Holdings, Inc.*                                   4,310         260,884
                                                                       -------------
                                                                           9,161,799
                                                                       -------------
      HEALTH CARE PROVIDERS & SERVICES -- 2.1%
      Aetna, Inc.                                             12,420         464,881
      AmerisourceBergen Corp.                                 11,770         465,621
      Brookdale Senior Living, Inc.*                             470          13,160
      Cardinal Health, Inc.                                   12,730         523,585
      CIGNA Corp.                                              7,890         349,369
      Community Health Systems, Inc.*                          4,590         183,554
      Coventry Health Care, Inc.*                              3,890         124,052
      DaVita, Inc.*                                            3,294         281,670
      Emergency Medical Services Corp. - Class A*                600          38,154
      Express Scripts, Inc.*                                  17,500         973,175
      Health Management Associates, Inc. - Class A*            3,700          40,330
      Health Net, Inc.*                                        3,720         121,644
      Henry Schein, Inc.*                                      3,760         263,839
      Humana, Inc.*                                            4,970         347,602
      Laboratory Corp. of America Holdings*                    3,110         286,524
      LifePoint Hospitals, Inc.*                               2,330          93,619
      Lincare Holdings, Inc.                                   3,870         114,784
      McKesson Corp.                                           9,370         740,699
      Medco Health Solutions, Inc.*                           12,640         709,862
      MEDNAX, Inc.*                                            1,370          91,256
      Omnicare, Inc.                                           1,959          58,751
      Patterson Cos., Inc.                                     4,270         137,451
      Quest Diagnostics, Inc.                                  4,650         268,398
      Tenet Healthcare Corp.*                                  9,700          72,265
      UnitedHealth Group, Inc.                                35,670       1,612,284
      Universal Health Services, Inc. - Class B                3,380         167,006
      VCA Antech, Inc.*                                        4,970         125,145
      WellPoint, Inc.                                         12,110         845,157
                                                                       -------------
                                                                           9,513,837
                                                                       -------------
      HEALTH CARE TECHNOLOGY -- 0.1%
      Allscripts Healthcare Solutions, Inc.*                   4,700          98,653

                                                            SHARES         VALUE
                                                         -----------   -------------
      Cerner Corp.*(1)                                         2,410   $     267,992
      Emdeon, Inc. - Class A*                                    150           2,417
      SXC Health Solutions Corp*                               1,100          60,280
                                                                       -------------
                                                                             429,342
                                                                       -------------
      LIFE SCIENCES TOOLS & SERVICES -- 0.7%
      Agilent Technologies, Inc.*                             12,790         572,736
      Bio-Rad Laboratories, Inc. - Class A*                      890         106,924
      Charles River Laboratories International, Inc.*          1,920          73,690
      Covance, Inc.*(1)                                        2,740         149,933
      Illumina, Inc.*                                          4,400         308,308
      Life Technologies Corp.*                                 5,031         263,725
      Mettler-Toledo International, Inc.*                        920         158,240
      PerkinElmer, Inc.                                        3,470          91,157
      Pharmaceutical Product Development, Inc.                 3,060          84,793
      Techne Corp.                                             1,731         123,939
      Thermo Fisher Scientific, Inc.*                         12,620         701,041
      Waters Corp.*                                            2,710         235,499
                                                                       -------------
                                                                           2,869,985
                                                                       -------------
      PHARMACEUTICALS -- 4.7%
      Abbott Laboratories                                     51,309       2,516,706
      Allergan, Inc.                                           9,840         698,837
      Bristol-Myers Squibb Co.                                53,800       1,421,934
      Eli Lilly & Co.                                         32,990       1,160,258
      Endo Pharmaceuticals Holdings, Inc.*                     3,410         130,126
      Forest Laboratories, Inc.*                               8,330         269,059
      Hospira, Inc.*                                           5,970         329,544
      Johnson & Johnson                                       85,720       5,078,910
      Merck & Co., Inc.                                      100,446       3,315,723
      Mylan Laboratories, Inc.*                               11,630         263,652
      Perrigo Co.(1)                                           3,360         267,187
      Pfizer, Inc.                                           258,207       5,244,184
      Valeant Pharmaceuticals International, Inc.              2,402         119,644
      Warner Chilcott PLC - Class A                            1,300          30,264
      Watson Pharmaceuticals, Inc.*                            2,420         135,544
                                                                       -------------
                                                                          20,981,572
                                                                       -------------
   TOTAL HEALTH CARE                                                      49,351,858
                                                                       -------------
   INDUSTRIALS -- 11.5%
      AEROSPACE & DEFENSE -- 2.6%
      Alliant Techsystems, Inc.                                1,020          72,083
      BE Aerospace, Inc.*                                      2,900         103,037
      General Dynamics Corp.                                  10,710         819,958
      Goodrich Corp.                                           4,530         387,451
      Honeywell International, Inc.                           26,770       1,598,437
      Huntington Ingalls Industries, Inc.*                     1,645          68,267
      ITT Corp.                                                5,070         304,453
      L-3 Communications Holdings, Inc.                        3,110         243,544
      Lockheed Martin Corp.                                   10,050         808,020
      Northrop Grumman Corp.                                   9,870         618,948
      Precision Castparts Corp.                                4,790         704,992
      Raytheon Co.                                            12,320         626,718
      Rockwell Collins, Inc.                                   4,370         283,307
      Spirit Aerosystems Holdings, Inc. - Class A*             1,940          49,800
      Textron, Inc.                                            6,370         174,474
      The Boeing Co.(1)                                       25,090       1,854,904

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                            SHARES         VALUE
                                                         -----------   -------------
      TransDigm Group, Inc.*                                   1,290   $     108,141
      United Technologies Corp.                               30,860       2,612,299
                                                                       -------------
                                                                          11,438,833
                                                                       -------------
      AIR FREIGHT & LOGISTICS -- 0.8%
      C.H. Robinson Worldwide, Inc.                            5,284         391,703
      Expeditors International Washington, Inc.                7,780         390,089
      FedEx Corp.                                             10,760       1,006,598
      United Parcel Service, Inc. - Class B                   23,650       1,757,668
      UTi Worldwide, Inc.                                        400           8,096
                                                                       -------------
                                                                           3,554,154
                                                                       -------------
      AIRLINES -- 0.2%
      AMR Corp.*                                               6,540          42,248
      Copa Holdings SA                                           720          38,016
      Delta Airlines Co.*                                     17,720         173,656
      Southwest Airlines Co.                                  20,930         264,346
      United Continental Holdings, Inc.*                       9,933         228,360
                                                                       -------------
                                                                             746,626
                                                                       -------------
      BUILDING PRODUCTS -- 0.1%
      Armstrong World Industries, Inc.                            40           1,851
      Lennox International, Inc.                               1,490          78,344
      Masco Corp.(1)                                           9,130         127,090
      Owens Corning, Inc.*                                     3,190         114,808
      USG Corp.*                                               4,400          73,304
                                                                       -------------
                                                                             395,397
                                                                       -------------
      COMMERCIAL SERVICES & SUPPLIES -- 0.5%
      Avery Dennison Corp.                                     2,710         113,712
      Cintas Corp.                                             6,220         188,279
      Copart, Inc.*                                            4,740         205,384
      Corrections Corp. of America*                            3,600          87,840
      Covanta Holding Corp.(1)                                 6,310         107,775
      Iron Mountain, Inc.                                      4,480         139,910
      KAR Auction Services, Inc.*                              6,800         104,312
      Pitney Bowes, Inc.                                       7,730         198,584
      R.R. Donnelley & Sons Co.                                6,570         124,304
      Republic Services, Inc.                                  6,840         205,474
      Stericycle, Inc.*                                        2,852         252,887
      Waste Connections, Inc.                                  5,175         148,988
      Waste Management, Inc.                                  12,940         483,180
                                                                       -------------
                                                                           2,360,629
                                                                       -------------
      CONSTRUCTION & ENGINEERING -- 0.3%
      Aecom Technology Corp.*                                  1,800          49,914
      Chicago Bridge & Iron Co. NV NY
         Registered Shares                                     1,600          65,056
      Fluor Corp.                                              5,070         373,456
      Jacobs Engineering Group, Inc.*                          3,550         182,577
      KBR, Inc.                                                5,170         195,271
      Quanta Services, Inc.*                                   5,010         112,374
      The Shaw Group, Inc.*                                    2,340          82,859
      URS Corp.*                                               3,020         139,071
                                                                       -------------
                                                                           1,200,578
                                                                       -------------
      ELECTRICAL EQUIPMENT -- 0.8%
      AMETEK, Inc.                                             7,620         334,289
      Babcock & Wilcox Co.*                                    8,940         298,417
      Cooper Industries PLC                                    5,200         337,480
      Emerson Electric Co.                                    24,290       1,419,265
      General Cable Corp.*                                       960          41,568
      Hubbell, Inc. - Class B                                  1,590         112,938
      Regal-Beloit Corp.                                         600          44,298

                                                            SHARES         VALUE
                                                         -----------   -------------
      Rockwell Automation, Inc.(1)                             6,320   $     598,188
      Roper Industries, Inc.(1)                                3,210         277,537
      Thomas & Betts Corp.*                                      730          43,413
                                                                       -------------
                                                                           3,507,393
                                                                       -------------
      INDUSTRIAL CONGLOMERATES -- 2.2%
      3M Co.                                                  21,910       2,048,585
      Carlisle Cos., Inc.                                      1,890          84,199
      General Electric Co.                                   341,920       6,855,496
      Tyco International, Ltd.                                17,000         761,090
                                                                       -------------
                                                                           9,749,370
                                                                       -------------
      MACHINERY -- 2.8%
      AGCO Corp.*                                              2,760         151,717
      Bucyrus International, Inc.                              2,110         192,960
      Caterpillar, Inc.                                       21,100       2,349,485
      CNH Global NV                                            2,000          97,100
      Crane Co.                                                2,450         118,654
      Cummins, Inc.                                            6,420         703,760
      Danaher Corp.                                           19,980       1,036,962
      Deere & Co.                                             14,450       1,400,060
      Donaldson Co., Inc.(1)                                   2,430         148,935
      Dover Corp.                                              5,260         345,792
      Eaton Corp.                                             11,100         615,384
      Flowserve Corp.                                          2,040         262,752
      Gardner Denver, Inc.                                     3,030         236,431
      Graco, Inc.                                              2,140          97,349
      Harsco Corp.                                             1,810          63,875
      IDEX Corp.                                               2,120          92,538
      Illinois Tool Works, Inc.                               14,800         795,056
      Ingersoll-Rand PLC                                      11,700         565,227
      Joy Global, Inc.                                         3,280         324,097
      Kennametal, Inc.                                         2,650         103,350
      Lincoln Electric Holdings, Inc.                          1,300          98,696
      Navistar International Corp.*                            1,680         116,474
      Oshkosh Corp.*                                           2,890         102,248
      PACCAR, Inc.(1)                                         10,590         554,386
      Pall Corp.                                               3,170         182,624
      Parker Hannifin Corp.                                    6,000         568,080
      Pentair, Inc.                                            2,320          87,673
      Snap-On, Inc.                                            1,780         106,907
      SPX Corp.                                                1,230          97,650
      Terex Corp.*                                             2,030          75,191
      The Manitowoc Co., Inc.                                  3,910          85,551
      The Toro Co.                                             1,570         103,965
      Timken Co.                                               2,400         125,520
      Trinity Industries, Inc.                                 1,080          39,604
      Valmont Industries, Inc.                                 1,060         110,632
      WABCO Holdings, Inc.*                                    3,450         212,658
      Wabtec Corp.                                               910          61,725
                                                                       -------------
                                                                          12,431,068
                                                                       -------------
      MARINE -- 0.0%
      Alexander & Baldwin, Inc.                                  260          11,869
      Kirby Corp.*                                             1,500          85,935
                                                                       -------------
                                                                              97,804
                                                                       -------------
      PROFESSIONAL SERVICES -- 0.2%
      Equifax, Inc.                                            4,060         157,731
      FTI Consulting, Inc.*(1)                                 2,220          85,093
      IHS, Inc. - Class A*                                     2,140         189,925
      Manpower, Inc.                                           1,860         116,957
      Robert Half International, Inc.                          4,810         147,186
      The Dun & Bradstreet Corp.                               1,830         146,839
      Towers Watson & Co. - Class A                              800          44,368

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                            SHARES         VALUE
                                                         -----------   -------------
      Verisk Analytics, Inc.*                                    800   $      26,208
                                                                       -------------
                                                                             914,307
                                                                       -------------
      ROAD & RAIL -- 0.8%
      Con-way, Inc.                                            1,840          72,294
      CSX Corp.                                               12,100         951,060
      Hertz Global Holdings, Inc.*                             8,050         125,821
      JB Hunt Transport Services, Inc.                         1,480          67,222
      Kansas City Southern Industries, Inc.*                   2,800         152,460
      Landstar System, Inc.                                    1,590          72,631
      Norfolk Southern Corp.                                   9,860         683,002
      Ryder System, Inc.                                       1,640          82,984
      Union Pacific Corp.                                     15,760       1,549,681
                                                                       -------------
                                                                           3,757,155
                                                                       -------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.2%
      Fastenal Co.(1)                                          4,080         264,507
      GATX Corp.                                                 290          11,211
      MSC Industrial Direct Co., Inc. - Class A                1,390          95,173
      W.W. Grainger, Inc.(1)                                   2,810         386,881
      WESCO International, Inc.*                                 380          23,750
                                                                       -------------
                                                                             781,522
                                                                       -------------
   TOTAL INDUSTRIALS                                                      50,934,836
                                                                       -------------
   INFORMATION TECHNOLOGY -- 18.0%
      COMMUNICATIONS EQUIPMENT -- 1.9%
      Brocade Communications Systems, Inc.*                    8,790          54,058
      Ciena Corp.*(1)                                          4,740         123,050
      Cisco Systems, Inc.                                    179,320       3,075,338
      EchoStar Corp. - Class A*                                  270          10,220
      F5 Networks, Inc.*                                       2,110         216,423
      Harris Corp.(1)                                          5,040         249,984
      JDS Uniphase Corp.*(1)                                  10,850         226,114
      Juniper Networks, Inc.*                                 17,740         746,499
      Motorola Mobility Holdings, inc.*                        7,642         186,465
      Motorola Solutions, Inc.*                               10,490         468,798
      Polycom, Inc.*                                           4,200         217,770
      QUALCOMM, Inc.                                          53,100       2,911,473
      Tellabs, Inc.                                           25,100         131,524
                                                                       -------------
                                                                           8,617,716
                                                                       -------------
      COMPUTERS & PERIPHERALS -- 3.9%
      Apple, Inc.*                                            29,190      10,171,255
      Dell, Inc.*                                             52,150         756,696
      Diebold, Inc.                                            3,073         108,969
      EMC Corp.*                                              70,970       1,884,253
      Hewlett-Packard Co.                                     69,390       2,842,908
      Lexmark International, Inc. - Class A*                   2,230          82,599
      NCR Corp.*                                               5,320         100,229
      NetApp, Inc.*                                           11,943         575,414
      QLogic Corp.*                                            4,890          90,710
      SanDisk Corp.*                                           5,850         269,627
      Seagate Technology PLC*                                  9,150         131,760
      Western Digital Corp.*                                   7,280         271,471
                                                                       -------------
                                                                          17,285,891
                                                                       -------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS -- 0.7%
      Amphenol Corp. - Class A                                 7,350         399,766
      Arrow Electronics, Inc.*                                 3,540         148,255
      Avnet, Inc.*                                             4,960         169,086
      AVX Corp.                                                  200           2,982

                                                            SHARES         VALUE
                                                         -----------   -------------
      Corning, Inc.                                           50,540   $   1,042,640
      Dolby Laboratories, Inc.*                                1,350          66,434
      FLIR Systems, Inc.(1)                                    8,390         290,378
      Ingram Micro, Inc. - Class A*                           11,500         241,845
      Itron, Inc.*                                               170           9,595
      Jabil Circuit, Inc.(1)                                   2,940          60,064
      Molex, Inc.(1)                                           3,650          91,688
      National Instruments Corp.                               2,880          94,378
      Tech Data Corp.*                                         1,700          86,462
      Trimble Navigation, Ltd.*                                3,850         194,579
      Vishay Intertechnology, Inc.*                            2,370          42,044
      Vishay Precision Group, Inc.*(1)                           169           2,648
                                                                       -------------
                                                                           2,942,844
                                                                       -------------
      INTERNET SOFTWARE & SERVICES -- 1.6%
      Akamai Technologies, Inc.*                               3,950         150,100
      AOL, Inc.*                                               3,431          67,007
      eBay, Inc.*                                             35,620       1,105,645
      Equinix, Inc.*                                           1,990         181,289
      Google, Inc. - Class A*                                  7,685       4,505,024
      IAC/InterActiveCorp.*                                    3,530         109,042
      Monster Worldwide, Inc.*                                 6,120          97,308
      VeriSign, Inc.                                           3,950         143,030
      VistaPrint NV*                                           2,800         145,320
      WebMD Health Corp.*                                      2,353         125,697
      Yahoo!, Inc.*                                           42,070         700,465
                                                                       -------------
                                                                           7,329,927
                                                                       -------------
      IT SERVICES -- 3.4%
      Accenture PLC - Class A                                 20,700       1,137,879
      Alliance Data Systems Corp.*(1)                          2,090         179,510
      Amdocs, Ltd.                                             2,720          78,472
      Automatic Data Processing, Inc.                         18,930         971,298
      Broadridge Financial Solutions, Inc.                     3,630          82,365
      Cognizant Technology Solutions Corp. - Class A*         10,070         819,698
      Computer Sciences Corp.                                  5,600         272,888
      Convergys Corp.*                                           880          12,637
      CoreLogic, Inc.*                                         5,980         110,630
      DST Systems, Inc.                                        2,670         141,029
      Fidelity National Information Services, Inc.             7,643         249,850
      Fiserv, Inc.*                                            5,430         340,570
      Gartner, Inc.*                                           1,300          54,171
      Genpact, Ltd.*                                             400           5,792
      Global Payments, Inc.                                    3,250         158,990
      International Business Machines Corp.                   41,880       6,829,372
      Lender Processing Services, Inc.                         4,070         131,013
      Mastercard, Inc. - Class A                               3,080         775,298
      NeuStar, Inc. - Class A*                                 3,350          85,693
      Paychex, Inc.                                            9,570         300,115
      SAIC, Inc.*                                             12,600         213,192
      Teradata Corp.*                                          5,770         292,539
      The Western Union Co.                                   29,090         604,199
      Total System Services, Inc.(1)                           4,520          81,450
      Visa, Inc. - Class A                                    14,730       1,084,423
                                                                       -------------
                                                                          15,013,073
                                                                       -------------
      OFFICE ELECTRONICS -- 0.1%
      Xerox Corp.                                             45,360         483,084

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                            SHARES         VALUE
                                                         -----------   -------------
      Zebra Technologies Corp. - Class A*                      3,850   $     151,074
                                                                       -------------
                                                                             634,158
                                                                       -------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.8%
      Advanced Micro Devices, Inc.*                           11,650         100,190
      Altera Corp.                                            12,730         560,375
      Analog Devices, Inc.                                     7,820         307,952
      Applied Materials, Inc.                                 52,880         825,986
      Atheros Communications, Inc.*                            4,700         209,855
      Atmel Corp.*                                            11,220         152,929
      Avago Technologies, Ltd.                                 5,100         158,610
      Broadcom Corp. - Class A                                17,230         678,517
      Cree, Inc.*(1)                                             930          42,929
      Cypress Semiconductor Corp.*                             5,630         109,109
      Fairchild Semiconductor International, Inc.*             1,810          32,942
      First Solar, Inc.*(1)                                    1,680         270,211
      Intel Corp.                                            175,870       3,547,298
      International Rectifier Corp.*                             410          13,555
      Intersil Holding Corp. - Class A                           900          11,205
      KLA-Tencor Corp.(1)                                      7,250         343,432
      Lam Research Corp.*                                      3,010         170,547
      Linear Technology Corp.                                  7,770         261,305
      LSI Logic Corp.*                                        27,300         185,640
      Marvell Technology Group, Ltd.*                         14,430         224,386
      Maxim Integrated Products, Inc.                         11,920         305,152
      MEMC Electronic Materials, Inc.*                         6,540          84,758
      Microchip Technology, Inc.(1)                            7,240         275,192
      Micron Technology, Inc.*                                28,570         327,412
      National Semiconductor Corp.                             5,860          84,032
      Novellus Systems, Inc.*                                  3,040         112,875
      NVIDIA Corp.*                                           20,780         383,599
      ON Semiconductor Corp.*                                 10,170         100,378
      PMC-Sierra, Inc.*                                        7,550          56,625
      Rambus, Inc.*(1)                                         1,950          38,610
      Silicon Laboratories, Inc.*                              1,380          59,630
      Skyworks Solutions, Inc.*                                4,800         155,616
      SunPower Corp. - Class A*(1)                             1,490          25,539
      Teradyne, Inc.*                                          3,450          61,445
      Texas Instruments, Inc.                                 41,050       1,418,688
      Varian Semiconductor Equipment Associates, Inc.*         5,290         257,464
      Xilinx, Inc.(1)                                         12,000         393,600
                                                                       -------------
                                                                          12,347,588
                                                                       -------------
      SOFTWARE -- 3.6%
      Activision Blizzard, Inc.                                8,770          96,207
      Adobe Systems, Inc.*(1)                                 17,780         589,585
      ANSYS, Inc.*                                             2,280         123,553
      Autodesk, Inc.*                                          7,930         349,792
      BMC Software, Inc.*                                      5,650         281,031
      CA, Inc.                                                11,580         280,004
      Cadence Design Systems, Inc.*                           12,310         120,023
      Citrix Systems, Inc.*                                    5,330         391,542
      Compuware Corp.*                                         1,080          12,474
      Electronic Arts, Inc.*                                  13,460         262,874
      FactSet Research Systems, Inc.(1)                        1,540         161,284
      Informatica Corp.*                                       3,500         182,805
      Intuit, Inc.*                                            9,140         485,334
      MICROS Systems, Inc.*                                    3,020         149,279
      Microsoft Corp.                                        244,740       6,206,606
      Novell, Inc.*                                           10,900          64,637

                                                            SHARES         VALUE
                                                         -----------   -------------
      Nuance Communications, Inc.*                             7,200   $     140,832
      Oracle Corp.                                           122,400       4,084,488
      Red Hat, Inc.*                                           6,330         287,319
      Rovi Corp.*                                              2,350         126,077
      Salesforce.com, Inc.*(1)                                 3,720         496,918
      Solera Holdings, Inc.                                    3,000         153,300
      Symantec Corp.*                                         27,320         506,513
      Synopsys, Inc.*                                          5,700         157,605
      VMware, Inc.*                                            2,310         188,357
                                                                       -------------
                                                                          15,898,439
                                                                       -------------
   TOTAL INFORMATION TECHNOLOGY                                           80,069,636
                                                                       -------------
   MATERIALS -- 4.0%
      CHEMICALS -- 2.3%
      Air Products & Chemicals, Inc.                           6,470         583,465
      Airgas, Inc.                                             3,160         209,887
      Albemarle Corp.                                          3,080         184,092
      Ashland, Inc.                                            2,340         135,158
      Cabot Corp.                                              2,560         118,502
      Celanese Corp. - Series A                                4,270         189,460
      CF Industries Holdings, Inc.                             1,623         222,010
      Cytec Industries, Inc.                                     980          53,283
      E.I. DuPont de Nemours & Co.                            29,130       1,601,276
      Eastman Chemical Co.                                     3,000         297,960
      Ecolab, Inc.                                             8,930         455,609
      FMC Corp.                                                1,830         155,422
      Huntsman Corp.                                           7,270         126,353
      International Flavors & Fragrances, Inc.                 1,800         112,140
      Intrepid Potash, Inc.*                                     100           3,482
      Monsanto Co.                                            18,650       1,347,649
      Nalco Holding Co.                                        3,260          89,031
      PPG Industries, Inc.                                     5,620         535,080
      Praxair, Inc.                                            9,750         990,600
      RPM International, Inc.                                  3,760          89,225
      Sigma-Aldrich Corp.                                      3,490         222,104
      The Dow Chemical Co.                                    36,350       1,372,212
      The Lubrizol Corp.                                       2,180         292,033
      The Mosaic Co.                                           5,050         397,687
      The Scotts Miracle - Gro Co. - Class A                   1,470          85,039
      The Sherwin-Williams Co.                                 2,858         240,043
      The Valspar Corp.                                        1,520          59,432
                                                                       -------------
                                                                          10,168,234
                                                                       -------------
      CONSTRUCTION MATERIALS -- 0.1%
      Eagle Materials, Inc.                                      210           6,355
      Martin Marietta Materials Corp.(1)                       1,390         124,641
      Vulcan Materials Co.(1)                                  3,300         150,480
                                                                       -------------
                                                                             281,476
                                                                       -------------
      CONTAINERS & PACKAGING -- 0.2%
      AptarGroup, Inc.                                           580          29,075
      Ball Corp.                                               4,300         154,155
      Bemis Co., Inc.                                          2,840          93,181
      Crown Holdings, Inc.*                                    4,340         167,437
      Greif, Inc. - Class A                                      270          17,661
      Owens-Illinois, Inc.*                                    4,180         126,194
      Packaging Corp. of America                               2,850          82,337
      Sealed Air Corp.                                         3,900         103,974
      Sonoco Products Co.                                        510          18,477
      Temple-Inland, Inc.                                      3,400          79,560
                                                                       -------------
                                                                             872,051
                                                                       -------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                            SHARES         VALUE
                                                         -----------   -------------
      METALS & MINING -- 1.2%
      AK Steel Holding Corp.(1)                                2,670   $      42,133
      Alcoa, Inc.                                             34,700         612,455
      Allegheny Technologies, Inc.(1)                          2,650         179,458
      Carpenter Technology Corp.                               3,080         131,547
      Cliffs Natural Resources, Inc.                           4,440         436,363
      Commercial Metals Co.                                      870          15,025
      Compass Minerals International, Inc.                       900          84,177
      Freeport-McMoRan Copper & Gold, Inc.                    30,460       1,692,053
      Newmont Mining Corp.(1)                                 15,670         855,269
      Nucor Corp.                                              8,950         411,879
      Reliance Steel & Aluminum Co.                            2,950         170,451
      Royal Gold, Inc.(1)                                      2,400         125,760
      Schnitzer Steel Industries, Inc. - Class A                 140           9,101
      Southern Copper Corp.                                    6,310         254,104
      Steel Dynamics, Inc.                                     5,700         106,989
      Titanium Metals Corp.*                                   3,351          62,261
      United States Steel Corp.(1)                             4,420         238,415
      Walter Industries, Inc.                                  1,250         169,287
                                                                       -------------
                                                                           5,596,727
                                                                       -------------
      PAPER & FOREST PRODUCTS -- 0.2%
      Domtar Corp.                                             1,800         165,204
      International Paper Co.                                 17,040         514,267
      MeadWestvaco Corp.                                       4,680         141,944
                                                                       -------------
                                                                             821,415
                                                                       -------------
   TOTAL MATERIALS                                                        17,739,903
                                                                       -------------
   TELECOMMUNICATION SERVICES -- 2.7%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.2%
      AT&T, Inc.                                             163,157       4,992,604
      CenturyLink, Inc.(1)                                    11,190         464,945
      Frontier Communications Corp.                           33,842         278,181
      Level 3 Communications, Inc.*                           31,020          45,599
      Qwest Communications International, Inc.                44,050         300,862
      tw telecom, Inc.*                                        4,100          78,720
      Verizon Communications, Inc.                            90,120       3,473,225
      Windstream Corp.                                        16,800         216,216
                                                                       -------------
                                                                           9,850,352
                                                                       -------------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
      American Tower Corp. - Class A*                         12,110         627,540
      Clearwire Corp. - Class A*(1)                            8,700          48,633
      Crown Castle International Corp.*                       10,040         427,202
      Leap Wireless International, Inc.*                         490           7,590
      MetroPCS Communications, Inc.*                           4,930          80,063
      NII Holdings, Inc.*                                      5,590         232,935
      SBA Communications Corp. - Class A*                      3,210         127,373
      Sprint Nextel Corp.*                                    93,840         435,418
      Telephone & Data Systems, Inc.                           2,230          75,151
      United States Cellular Corp.*                               90           4,634
                                                                       -------------
                                                                           2,066,539
                                                                       -------------
   TOTAL TELECOMMUNICATION SERVICES                                       11,916,891
                                                                       -------------
   UTILITIES -- 3.4%
      ELECTRIC UTILITIES -- 1.7%
      American Electric Power Co., Inc.                       16,190         568,917
      DPL, Inc.                                                4,530         124,167
      Duke Energy Corp.                                       43,600         791,340

                                                            SHARES         VALUE
                                                         -----------   -------------
      Edison International                                    11,020   $     403,222
      Entergy Corp.                                            7,370         495,338
      Exelon Corp.                                            21,470         885,423
      FirstEnergy Corp.                                       16,226         601,822
      Great Plains Energy, Inc.                               10,620         212,612
      Hawaiian Electric Industries, Inc.                       2,710          67,208
      ITC Holdings Corp.                                       1,320          92,268
      NextEra Energy, Inc.                                    12,540         691,205
      Northeast Utilities                                      4,310         149,126
      NV Energy, Inc.                                          5,880          87,553
      Pepco Holdings, Inc.                                    12,150         226,597
      Pinnacle West Capital Corp.                              3,200         136,928
      PPL Corp.                                               19,300         488,290
      Progress Energy, Inc.                                    9,620         443,867
      Southern Co.                                            26,081         993,947
      Westar Energy, Inc.                                      2,960          78,203
                                                                       -------------
                                                                           7,538,033
                                                                       -------------
      GAS UTILITIES -- 0.2%
      AGL Resources, Inc.                                      2,820         112,349
      Atmos Energy Corp.                                       2,610          89,001
      Energen Corp.                                            2,730         172,318
      National Fuel Gas Co.                                    2,410         178,340
      ONEOK, Inc.                                              2,580         172,550
      Questar Corp.                                           13,500         235,575
      UGI Corp.                                                1,890          62,181
                                                                       -------------
                                                                           1,022,314
                                                                       -------------
      INDEPENDENT POWER PRODUCERS & ENERGY
         TRADERS -- 0.2%
      Calpine Corp.*                                           8,350         132,515
      Constellation Energy Group, Inc.                         5,680         176,818
      GenOn Energy, Inc.*                                     29,757         113,374
      NRG Energy, Inc.*                                       11,600         249,864
      Ormat Technologies, Inc.(1)                                100           2,533
      The AES Corp.*                                          21,110         274,430
                                                                       -------------
                                                                             949,534
                                                                       -------------
      MULTI-UTILITIES -- 1.2%
      Alliant Energy Corp.                                     4,200         163,506
      Ameren Corp.                                             9,350         262,454
      CenterPoint Energy, Inc.                                17,060         299,573
      CMS Energy Corp.                                         7,770         152,603
      Consolidated Edison, Inc.                                8,940         453,437
      Dominion Resources, Inc.                                17,870         798,789
      DTE Energy Co.                                           9,200         450,432
      Integrys Energy Group, Inc.                              1,760          88,898
      MDU Resources Group, Inc.                                4,280          98,312
      NiSource, Inc.                                          13,800         264,684
      NSTAR                                                    3,670         169,811
      OGE Energy Corp.                                         3,110         157,242
      PG&E Corp.                                              12,220         539,879
      Public Service Enterprise Group, Inc.                   15,400         485,254
      SCANA Corp.                                              3,440         135,433
      Sempra Energy                                            5,350         286,225
      TECO Energy, Inc.                                        5,130          96,239
      Vectren Corp.                                            1,680          45,696
      Wisconsin Energy Corp.                                   7,340         223,870
      Xcel Energy, Inc.                                       11,770         281,185
                                                                       -------------
                                                                           5,453,522
                                                                       -------------
      WATER UTILITIES -- 0.1%
      American Water Works Co., Inc.                           7,090         198,875

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                            SHARES         VALUE
                                                         -----------   -------------
      Aqua America, Inc.                                       5,900   $     135,051
                                                                       -------------
                                                                             333,926
                                                                       -------------
   TOTAL UTILITIES                                                        15,297,329
                                                                       -------------
   TOTAL COMMON STOCK
       (Cost $357,639,529)                                               442,210,267
                                                                       -------------
RIGHTS -- 0.0%
      Celgene Corp.*                                              89             223
      Fresenius Kabi Pharmaceuticals Holding, Inc.               132              --
                                                                       -------------
   TOTAL RIGHTS
      (Cost $0)                                                                  223
                                                                       -------------
EXCHANGE-TRADED FUNDS -- 0.5%
      iShares Russell 1000 Index Fund(1)
         (Cost $2,059,282)                                    29,100       2,149,617
                                                                       -------------
SHORT TERM INVESTMENTS -- 0.1%
      BlackRock Liquidity Funds TempFund
         Portfolio - Institutional Series
         (Cost $700,116)                                     700,116         700,116
                                                                       -------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES -- 5.6%
      BlackRock Liquidity Funds TempFund
         Portfolio - Institutional                        14,987,350      14,987,350
      Institutional Money Market Trust                     9,740,593       9,740,593
                                                                       -------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR
      LOANED SECURITIES
      (Cost $24,727,943)                                                  24,727,943
TOTAL INVESTMENTS +-- 105.6%
   (Cost $385,126,870)(2)                                              $ 469,788,166
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.6)%                          (25,064,405)
                                                                       -------------
NET ASSETS -- 100.0%                                                   $ 444,723,761
                                                                       =============

*    Non-income producing security.

+ The cost for Federal income tax purposes is $389,032,793. At March 31, 2011, net unrealized appreciation was $80,755,373. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $82,293,015 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,537,642.

(1)  Security partially or fully on loan.


(2) At March 31, 2011, the market value of securities on loan for the Large-Cap Strategy Fund was $23,976,684.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2011:

                                                                           LEVEL 2 -            LEVEL 3 -
                                      TOTAL VALUE AT     LEVEL 1 -        SIGNIFICANT          SIGNIFICANT
                                      MARCH 31, 2011   QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
                                      --------------   -------------   -----------------   -------------------
Common Stock                           $442,210,267     $442,210,267       $       --              $--
Exchange-Traded Funds                     2,149,617        2,149,617               --               --
Rights                                          223              223               --               --
Short Term Investments                      700,116          700,116               --               --
Short-term Investments Held As
   Collateral For Loaned Securities      24,727,943       14,987,350        9,740,593               --
                                       ------------     ------------       ----------              ---
Total                                  $469,788,166     $460,047,573       $9,740,593              $--
                                       ------------     ------------       ----------              ---

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED)
 (Showing Percentage of Net Assets)

                                                                                         Shares         Value
                                                                                       ----------   ------------
COMMON STOCK -- 98.7%
 CONSUMER DISCRETIONARY -- 12.8%
   AUTO COMPONENTS -- 1.0%
   American Axle & Manufacturing Holdings, Inc.*                                            6,835   $     86,053
   Amerigon, Inc.*                                                                          1,907         29,120
   Cooper Tire & Rubber Co.                                                                 6,316        162,637
   Dana Holding Corp.*                                                                     13,770        239,460
   Dorman Products, Inc.*                                                                   2,056         86,537
   Drew Industries, Inc.                                                                    1,774         39,613
   Exide Technologies*                                                                      8,632         96,506
   Fuel Systems Solutions, Inc.*                                                            1,416         42,735
   Modine Manufacturing Co.*                                                                4,305         69,483
   Shiloh Industries, Inc.                                                                  1,980         23,126
   Spartan Motors, Inc.                                                                     3,109         21,328
   Standard Motor Products, Inc.                                                            1,680         23,234
   Stoneridge, Inc.*                                                                        1,848         27,018
   Superior Industries International, Inc.                                                  2,346         60,151
   Tenneco, Inc.*                                                                           6,240        264,888
   Tower International, Inc.*                                                               1,300         22,009
                                                                                                    ------------
                                                                                                       1,293,898
                                                                                                    ------------
   AUTOMOBILES -- 0.0%
   Winnebago Industries, Inc.*(1)                                                           3,345         44,723
                                                                                                    ------------
   DISTRIBUTORS -- 0.1%
   Audiovox Corp. - Class A*                                                                1,628         13,024
   Core-Mark Holding Co., Inc.*                                                             1,113         36,784
   Pool Corp.                                                                               5,025        121,153
   Weyco Group, Inc.                                                                          741         18,125
                                                                                                    ------------
                                                                                                         189,086
                                                                                                    ------------
   DIVERSIFIED CONSUMER SERVICES -- 1.1%
   American Public Education, Inc.*                                                         1,735         70,181
   Archipelago Learning, Inc.*(1)                                                             980          8,379
   Bridgepoint Education, Inc.*(1)                                                          1,700         29,070
   Cambium Learning Group, Inc.*                                                            7,310         24,854
   Capella Education Co.*(1)                                                                1,755         87,382
   Coinstar, Inc.*(1)                                                                       3,628        166,598
   Corinthian Colleges, Inc.*(1)                                                            7,971         35,232
   CPI Corp.                                                                                  740         16,657
   Grand Canyon Education, Inc.*                                                            3,234         46,893
   K12, Inc.*                                                                               2,320         78,184
   Learning Tree International, Inc.                                                          720          6,329
   Lincoln Educational Services Corp.                                                       1,608         25,551
   Mac-Gray Corp.                                                                           1,980         31,937
   Matthews International Corp. - Class A                                                   3,652        140,785
   Pre-Paid Legal Services, Inc.*                                                             635         41,910
   Princeton Review, Inc.*                                                                    850            325
   Regis Corp.                                                                              5,248         93,100
   Sotheby's Holdings, Inc.                                                                 7,392        388,819
   Steiner Leisure, Ltd.                                                                    1,655         76,560
   Stewart Enterprises, Inc. - Class A                                                      6,649         50,798
   Universal Technical Institute, Inc.                                                      2,741         53,312
                                                                                                    ------------
                                                                                                       1,472,856
                                                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE -- 2.2%
   AFC Enterprises, Inc.*                                                                   2,615         39,565
   Ambassadors Group, Inc.                                                                  2,798         30,638
   Ameristar Casinos, Inc.                                                                  3,075         54,581
   Biglari Holdings, Inc.*                                                                    160         67,768
   BJ's Restaurants, Inc.*                                                                  2,500         98,325
   Bluegreen Corp.*                                                                         1,037          4,262
   Bob Evans Farms, Inc.                                                                    3,046         99,300
   Boyd Gaming Corp.*                                                                       4,550         42,633
   Bravo Brio Restaurant Group, Inc.*                                                       1,210         21,405
   Buffalo Wild Wings, Inc.*                                                                1,932        105,159
   California Pizza Kitchen, Inc.*                                                          1,437         24,257
   Caribou Coffee Co., Inc.*                                                                1,350         13,730
   Carrols Restaurant Group, Inc.*                                                          1,060          9,826
   CEC Entertainment, Inc.                                                                  2,428         91,608
   Churchill Downs, Inc.                                                                      872         36,188
   Cracker Barrel Old Country Store, Inc.                                                   2,342        115,086
   Denny's Corp.*                                                                           7,910         32,115
   DineEquity, Inc.*                                                                        2,062        113,369
   Domino's Pizza, Inc.*                                                                    3,664         67,528
   Einstein Noah Restaurant Group, Inc.                                                       704         11,461
   Gaylord Entertainment Co.*                                                               3,834        132,963
   Interval Leisure Group, Inc.*                                                            4,310         70,468
   Isle of Capri Casinos, Inc.*                                                             3,031         28,795
   Jack in the Box, Inc.*                                                                   5,396        122,381
   Jamba, Inc.*                                                                            11,130         24,486
   Krispy Kreme Doughnuts, Inc.*                                                            4,650         32,736
   Life Time Fitness, Inc.*                                                                 4,027        150,247
   McCormick & Schmick's Seafood Restaurants, Inc.*                                         1,200          8,664
   Monarch Casino & Resort, Inc.*                                                             928          9,651
   Morgans Hotel Group Co.*                                                                 2,433         23,843
   Multimedia Games, Inc.*                                                                  5,080         29,108
   O'Charley's, Inc.*                                                                       1,730         10,328
   Orient-Express Hotels, Ltd. - Class A(1)                                                12,630        156,233
   Papa John's International, Inc.*                                                         2,056         65,114
   Peet's Coffee & Tea, Inc.*                                                               1,050         50,494
   PF Chang's China Bistro, Inc.                                                            2,361        109,055
   Pinnacle Entertainment, Inc.*                                                            6,287         85,629
   Red Lion Hotels Corp.*                                                                   2,290         18,778
   Red Robin Gourmet Burgers, Inc.*                                                         1,602         43,094
   Ruby Tuesday, Inc.*                                                                      6,300         82,593
   Ruth's Hospitality Group, Inc.*                                                          2,410         12,436
   Scientific Games Corp. - Class A*                                                        7,360         64,326
   Shuffle Master, Inc.*                                                                    4,580         48,914
   Sonic Corp.*                                                                             5,665         51,268
   Speedway Motorsports, Inc.                                                               1,511         24,146
   Texas Roadhouse, Inc.                                                                    5,295         89,962
   The Cheesecake Factory, Inc.*                                                            5,876        176,809
   The Marcus Corp.                                                                         1,587         17,298
   Vail Resorts, Inc.*(1)                                                                   4,180        203,817
                                                                                                    ------------
                                                                                                       3,022,440
                                                                                                    ------------
   HOUSEHOLD DURABLES -- 0.6%
   American Greetings Corp. - Class A(1)                                                    3,867         91,261
   Beazer Homes USA, Inc.*                                                                 10,880         49,722
   Blyth, Inc.                                                                                710         23,068
   Brookfield Homes Corp.*                                                                  1,560         14,664
   Cavco Industries, Inc.*(1)                                                                 405         18,290
   CSS Industries, Inc.                                                                       658         12,403
   Ethan Allen Interiors, Inc.(1)                                                           2,536         55,538
   Furniture Brands International, Inc.*                                                    3,380         15,379
   Helen of Troy, Ltd.                                                                      2,753         80,938
   Hooker Furniture Corp.                                                                     861         10,298

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   Hovnanian Enterprises, Inc. - Class A*(1)                                                5,813   $     20,520
   iRobot Corp.*                                                                            2,090         68,740
   Kid Brands, Inc.*                                                                        2,200         16,170
   La-Z-Boy, Inc.*(1)                                                                       5,346         51,054
   Libbey, Inc.*                                                                            1,740         28,710
   Lifetime Brands, Inc.*                                                                     120          1,800
   M/I Homes, Inc.*                                                                         2,554         38,284
   Meritage Homes Corp.*                                                                    3,432         82,814
   Ryland Group, Inc.                                                                       4,681         74,428
   Sealy Corp.*                                                                             4,055         10,300
   Skyline Corp.                                                                              539         10,807
   Standard Pacific Corp.*                                                                  4,740         17,680
   Universal Electronics, Inc.*                                                             1,408         41,621
                                                                                                    ------------
                                                                                                         834,489
                                                                                                    ------------
   INTERNET & CATALOG RETAIL -- 0.4%
   1-800-FLOWERS.COM, Inc. - Class A*                                                       3,112         10,270
   Blue Nile, Inc.*                                                                         1,422         76,774
   Drugstore.com, Inc.*(1)                                                                  8,990         34,611
   Gaiam, Inc. - Class A                                                                    1,143          7,544
   HSN, Inc.*                                                                               3,830        122,675
   NutriSystem, Inc.(1)                                                                     3,419         49,541
   Orbitz Worldwide, Inc.*                                                                  3,179         11,349
   Overstock.com, Inc.*                                                                     1,122         17,638
   PetMed Express, Inc.(1)                                                                  2,107         33,417
   Shutterfly, Inc.*                                                                        2,692        140,953
   U.S. Auto Parts Network, Inc.*                                                           1,920         16,704
   Vitacost.com, Inc.*(1)                                                                     900             --
                                                                                                    ------------
                                                                                                         521,476
                                                                                                    ------------
   LEISURE EQUIPMENT & PRODUCTS -- 0.7%
   Arctic Cat, Inc.*                                                                        2,150         33,433
   Brunswick Corp.(1)                                                                       9,011        229,150
   Callaway Golf Co.(1)                                                                     5,801         39,563
   Eastman Kodak Co.*(1)                                                                   29,240         94,445
   JAKKS Pacific, Inc.*(1)                                                                  2,378         46,014
   Johnson Outdoors, Inc. - Class A*                                                        1,400         21,266
   Leapfrog Enterprises, Inc.*                                                              2,987         12,904
   Marine Products Corp.*                                                                   1,100          8,723
   Polaris Industries, Inc.                                                                 3,127        272,112
   RC2 Corp.*                                                                               2,472         69,463
   Smith & Wesson Holdings Corp.*                                                           5,587         19,834
   Steinway Musical Instruments, Inc.*                                                        568         12,615
   Sturm, Ruger & Co., Inc.                                                                 1,720         39,508
                                                                                                    ------------
                                                                                                         899,030
                                                                                                    ------------
   MEDIA -- 1.2%
   A.H. Belo Corp. - Class A*                                                               2,760         23,074
   Arbitron, Inc.                                                                           3,444        137,863
   Ascent Media Corp. - Class A*                                                            1,040         50,804
   Ballantyne Strong, Inc.*                                                                 3,230         23,159
   Belo Corp. - Class A*                                                                   10,060         88,629
   Carmike Cinemas, Inc.*                                                                   1,090          7,794
   Cinemark Holdings, Inc.                                                                  6,147        118,944
   CKX, Inc.*                                                                              10,856         45,812
   Dex One Corp.*                                                                           5,060         24,490
   E.W. Scripps Co. - Class A*                                                              2,110         20,889
   Entercom Communications Corp. - Class A*                                                 2,420         26,668
   Entravision Communications Corp. - Class A*                                              8,930         24,200
   Fisher Communications, Inc.*                                                               627         19,487
   Global Sources, Ltd.                                                                       619          7,199
   Gray Television, Inc.*                                                                   9,850         20,390
   Harte-Hanks, Inc.                                                                        4,876         58,024
   Journal Communications, Inc. -  Class A*                                                 3,820         22,920
   Knology, Inc.*                                                                           2,369         30,584
   Lee Enterprises, Inc.*                                                                   8,010         21,627
   LIN TV Corp. - Class A*                                                                  3,270         19,391
   Lions Gate Entertainment Corp.*                                                          6,500         40,625
   Live Nation Entertainment, Inc.*                                                        16,026        160,260
   Lodgenet Entertainment Corp.*(1)                                                           890          3,240
   Martha Stewart Living Omnimedia, Inc. - Class A*(1)                                      1,923          7,134
   Media General, Inc. - Class A*(1)                                                        2,260         15,549
   National CineMedia, Inc.                                                                 6,202        115,791
   Nexstar Broadcasting Group, Inc. - Class A*                                              3,220         27,917
   Outdoor Channel Holdings, Inc.*                                                          1,170          8,728
   PRIMEDIA, Inc.                                                                           1,510          7,354
   ReachLocal, Inc.*(1)                                                                     1,420         28,400
   Rentrak Corp.*                                                                           1,230         33,112
   Scholastic Corp.                                                                         3,116         84,257
   Sinclair Broadcast Group, Inc. - Class A                                                 3,568         44,743
   SuperMedia, Inc.*(1)                                                                     1,070          6,677
   The McClatchy Co. - Class A*(1)                                                          6,060         20,604
   Valassis Communications, Inc.*                                                           5,090        148,323
   Warner Music Group Corp.*                                                                4,650         31,480
   World Wrestling Entertainment, Inc. - Class A(1)                                         3,697         46,471
                                                                                                    ------------
                                                                                                       1,622,613
                                                                                                    ------------
   MULTILINE RETAIL -- 0.4%
   99 Cents Only Stores*                                                                    4,850         95,060
   Dillard's, Inc. - Class A                                                                3,962        158,955
   Fred's, Inc. - Class A                                                                   4,302         57,303
   Gordmans Stores, Inc.*                                                                     160          2,837
   Retail Ventures, Inc.*                                                                   2,100         36,225
   Saks, Inc.*(1)                                                                          14,020        158,566
   The Bon-Ton Stores, Inc.*(1)                                                             2,250         34,875
   Tuesday Morning Corp.*                                                                   1,800          8,820
                                                                                                    ------------
                                                                                                         552,641
                                                                                                    ------------
   SPECIALTY RETAIL -- 3.0%
   America's Car-Mart, Inc.*                                                                1,040         26,811
   ANN, Inc.*                                                                               7,290        212,212
   Asbury Automotive Group, Inc.*                                                           2,524         46,669
   Ascena Retail Group, Inc.*                                                               5,787        187,557
   Barnes & Noble, Inc.(1)                                                                  5,040         46,318
   Bebe Stores, Inc.                                                                        2,106         12,320
   Big 5 Sporting Goods Corp.                                                               1,932         23,029
   Body Central Corp.*                                                                      1,560         36,239
   Books-A-Million, Inc.                                                                    4,400         18,172
   Brown Shoe Co., Inc.                                                                     5,165         63,116
   Build-A-Bear Workshop, Inc.*                                                             1,721         10,412
   Cabela's, Inc.*                                                                          4,124        103,141
   Casual Male Retail Group, Inc.*                                                          6,740         33,093
   Charming Shoppes, Inc.*                                                                 10,740         45,752
   Christopher & Banks Corp.                                                                4,415         28,609
   Citi Trends, Inc.*                                                                       1,246         27,773
   Coldwater Creek, Inc.*                                                                   7,830         20,671
   Collective Brands, Inc.*                                                                 8,117        175,165

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   Conn's, Inc.*                                                                            1,216   $      5,448
   Destination Maternity Corp.                                                                960         22,147
   DSW, Inc. - Class A*(1)                                                                  1,767         70,609
   Express, Inc.                                                                            1,460         28,528
   Genesco, Inc.*                                                                           2,321         93,304
   Group 1 Automotive, Inc.                                                                 2,554        109,311
   Haverty Furniture Cos., Inc.                                                             1,967         26,082
   hhgregg, Inc.*(1)                                                                        1,095         14,662
   Hibbett Sports, Inc.*                                                                    2,714         97,188
   Hot Topic, Inc.                                                                          4,801         27,366
   Jos. A. Bank Clothiers, Inc.*                                                            2,580        131,270
   Kirkland's, Inc.*                                                                        1,440         22,234
   Lithia Motors, Inc. - Class A                                                            1,680         24,494
   Lumber Liquidators Holdings, Inc.*(1)                                                    2,521         63,000
   MarineMax, Inc.*                                                                         3,180         31,355
   Midas, Inc.*                                                                             1,034          7,931
   Monro Muffler Brake, Inc.(1)                                                             2,742         90,431
   New York & Co., Inc.*                                                                    2,080         14,581
   OfficeMax, Inc.*                                                                         9,490        122,801
   Pacific Sunwear of California, Inc.*                                                     7,770         28,050
   Penske Auto Group, Inc.*                                                                 4,010         80,280
   Pier 1 Imports, Inc.*(1)                                                                 9,850         99,978
   Rent-A-Center, Inc.                                                                      6,464        225,658
   Rue21, Inc.*(1)                                                                          1,650         47,520
   Sally Beauty Holdings, Inc.*(1)                                                         10,473        146,727
   Select Comfort Corp.*                                                                    5,740         69,224
   Shoe Carnival, Inc.*                                                                     1,049         29,425
   Sonic Automotive, Inc. - Class A(1)                                                      4,968         69,602
   Stage Stores, Inc.                                                                       4,578         87,989
   Stein Mart, Inc.                                                                         2,670         26,994
   Systemax, Inc.*                                                                          1,302         17,603
   Talbots, Inc.*                                                                           7,360         44,454
   The Buckle, Inc.                                                                         2,985        120,594
   The Cato Corp. - Class A                                                                 2,513         61,569
   The Children's Place Retail Stores, Inc.*                                                2,928        145,902
   The Finish Line, Inc. - Class A(1)                                                       4,424         87,816
   The Men's Wearhouse, Inc.                                                                5,059        136,897
   The Pep Boys - Manny, Moe & Jack                                                         5,553         70,579
   The Wetseal, Inc. - Class A*                                                            13,876         59,389
   Ulta Salon Cosmetics & Fragrance, Inc.*                                                  3,461        166,578
   Vitamin Shoppe, Inc.*                                                                    1,260         42,626
   West Marine, Inc.*                                                                       1,850         19,296
   Zumiez, Inc.*                                                                            1,783         47,125
                                                                                                    ------------
                                                                                                       4,051,676
                                                                                                    ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 2.1%
   American Apparel, Inc.*(1)                                                               2,943          2,836
   Carter's, Inc.*                                                                          6,111        174,958
   Cherokee, Inc.                                                                           1,838         31,724
   Columbia Sportswear Co.                                                                  1,233         73,265
   Crocs, Inc.*                                                                             9,610        171,442
   Culp, Inc.*                                                                              2,490         23,107
   Deckers Outdoor Corp.*                                                                   4,191        361,055
   Delta Apparel, Inc.*                                                                        60            857
   G-III Apparel Group, Ltd.*                                                               1,287         48,366
   Iconix Brand Group, Inc.*                                                                7,445        159,919
   Joe's Jeans, Inc.*                                                                       3,820          4,049
   K-Swiss, Inc. - Class A*                                                                 2,058         23,194
   Kenneth Cole Productions, Inc. - Class A*                                                  850         11,025
   Liz Claiborne, Inc.*                                                                     8,480         45,707
   Maidenform Brands, Inc.*                                                                 2,319         66,254
   Movado Group, Inc.*                                                                      1,765         25,910
   Oxford Industries, Inc.                                                                  1,960         67,012
   Perry Ellis International, Inc.*                                                           647         17,805
   Quiksilver, Inc.*                                                                       14,560         64,355
   Skechers U.S.A., Inc. - Class A*                                                         3,673         75,443
   Steven Madden, Ltd.*                                                                     2,284        107,188
   The Jones Group, Inc.                                                                    9,930        136,538
   The Timberland Co. - Class A*                                                            3,755        155,044
   The Warnaco Group, Inc.*                                                                 4,411        252,265
   True Religion Apparel, Inc.*                                                             2,517         59,074
   Under Armour, Inc.- Class A*                                                             4,053        275,807
   Unifi, Inc.*                                                                             1,066         18,122
   Vera Bradley, Inc.*                                                                      1,290         54,451
   Volcom, Inc.                                                                             1,933         35,819
   Wolverine World Wide, Inc.                                                               5,936        221,294
                                                                                                    ------------
                                                                                                       2,763,885
                                                                                                    ------------
 TOTAL CONSUMER DISCRETIONARY                                                                         17,268,813
                                                                                                    ------------
 CONSUMER STAPLES -- 2.9%
   BEVERAGES -- 0.2%
   Coca-Cola Bottling Co. Consolidated                                                        691         46,186
   Heckmann Corp.*                                                                         10,870         71,199
   National Beverage Corp.                                                                  1,170         16,064
   Primo Water Corp.*                                                                       1,950         23,888
   The Boston Beer Co., Inc. - Class A*                                                       775         71,780
                                                                                                    ------------
                                                                                                         229,117
                                                                                                    ------------
   FOOD & STAPLES RETAILING -- 0.8%
   Arden Group, Inc. - Class A                                                                 53          4,044
   Casey's General Stores, Inc.                                                             3,736        145,704
   Great Atlantic & Pacific Tea Co., Inc.*(1)                                               3,280            754
   Ingles Markets, Inc. - Class A                                                           1,775         35,163
   Nash-Finch Co.                                                                           1,098         41,658
   PriceSmart, Inc.                                                                         1,316         48,218
   Rite Aid Corp.*                                                                         49,220         52,173
   Ruddick Corp.(1)                                                                         4,750        183,303
   Spartan Stores, Inc.                                                                     1,679         24,832
   Susser Holdings Corp.*                                                                     831         10,878
   The Andersons, Inc.                                                                      2,155        104,992
   The Fresh Market, Inc.*(1)                                                               1,910         72,083
   The Pantry, Inc.*                                                                        2,030         30,105
   United Natural Foods, Inc.*                                                              4,917        220,380
   Village Super Market - Class A                                                             780         22,698
   Weis Markets, Inc.                                                                       1,700         68,782
   Winn-Dixie Store, Inc.*                                                                  4,891         34,922
                                                                                                    ------------
                                                                                                       1,100,689
                                                                                                    ------------
   FOOD PRODUCTS -- 1.3%
   Alico, Inc.                                                                                 70          1,874
   B&G Foods, Inc. - Class A                                                                5,616        105,412
   Cal-Maine Foods, Inc.(1)                                                                 2,182         64,369
   Calavo Growers, Inc.(1)                                                                  1,157         25,280
   Chiquita Brands International, Inc.*                                                     5,391         82,698
   Darling International, Inc.*                                                            10,877        167,180
   Diamond Foods, Inc.(1)                                                                   2,055        114,669

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   Dole Food Co., Inc.*(1)                                                                  4,620   $     62,971
   Farmer Brothers Co.                                                                        388          4,703
   Fresh Del Monte Produce, Inc.                                                            4,049        105,719
   Griffin Land & Nurseries, Inc.                                                             246          7,916
   Harbinger Group, Inc.*                                                                   1,670          8,701
   Imperial Sugar Co.                                                                       1,036         13,820
   J&J Snack Foods Corp.                                                                    1,544         72,676
   John B. Sanfilippo & Son, Inc.*                                                          1,560         18,252
   Lancaster Colony Corp.(1)                                                                2,162        131,017
   Lifeway Foods, Inc.*                                                                     1,990         20,736
   Limoneira Co.                                                                              880         20,856
   Pilgrim's Pride Corp.*(1)                                                                4,790         36,931
   Sanderson Farms, Inc.(1)                                                                 2,311        106,121
   Seneca Foods Corp. - Class A*                                                              640         19,117
   Smart Balance, Inc.*                                                                     7,329         33,640
   Snyders-Lance, Inc.                                                                      2,831         56,195
   The Hain Celestial Group, Inc.*                                                          4,103        132,445
   Tootsie Roll Industries, Inc.                                                            2,380         67,506
   TreeHouse Foods, Inc.*                                                                   3,542        201,434
                                                                                                    ------------
                                                                                                       1,682,238
                                                                                                    ------------
   HOUSEHOLD PRODUCTS -- 0.1%
   Central Garden & Pet Co. - Class A*                                                      7,604         70,033
   Oil-Dri Corp. of America                                                                   710         15,123
   Spectrum Brands Holdings, Inc.*                                                          1,660         46,081
   WD-40 Co.                                                                                1,414         59,869
                                                                                                    ------------
                                                                                                         191,106
                                                                                                    ------------
   PERSONAL PRODUCTS -- 0.3%
   Elizabeth Arden, Inc.*                                                                   2,847         85,438
   International Parfums, Inc.                                                              1,208         22,360
   Medifast, Inc.*(1)                                                                       1,140         22,515
   Nu Skin Enterprises, Inc. - Class A(1)                                                   4,828        138,805
   Nutraceutical International Corp.*                                                         460          6,891
   Prestige Brands Holdings, Inc.*                                                          4,497         51,716
   Revlon, Inc. - Class A*                                                                  2,960         46,975
   Schiff Nutrition International, Inc.                                                       195          1,776
   Synutra International, Inc.*(1)                                                          2,399         27,589
   The Female Health Co.                                                                    1,630          8,134
   USANA Health Sciences, Inc.*                                                               495         17,082
                                                                                                    ------------
                                                                                                         429,281
                                                                                                    ------------
   TOBACCO -- 0.2%
   Alliance One International, Inc.*                                                        9,832         39,525
   Star Scientific, Inc.*(1)                                                               14,749         66,960
   Universal Corp.(1)                                                                       2,822        122,870
   Vector Group, Ltd.                                                                       5,416         93,643
                                                                                                    ------------
                                                                                                         322,998
                                                                                                    ------------
 TOTAL CONSUMER STAPLES                                                                                3,955,429
                                                                                                    ------------
 ENERGY -- 7.1%
   ENERGY EQUIPMENT & SERVICES -- 2.4%
   Basic Energy Services, Inc.*                                                             2,872         73,265
   Bristow Group, Inc.*                                                                     4,031        190,666
   Cal Dive International, Inc.*                                                            8,739         60,998
   CARBO Ceramics, Inc.                                                                     1,888        266,435
   Complete Production Services, Inc.*                                                      7,816        248,627
   Dawson Geophysical Co.*                                                                    663         29,092
   Dril-Quip, Inc.*                                                                         3,608        285,140
   Global Industries, Ltd.*                                                                 9,480         92,809
   Gulf Island Fabrication, Inc.                                                            1,683         54,142
   Gulfmark Offshore, Inc. - Class A*                                                       2,641        117,551
   Halliburton Co.                                                                            319         15,899
   Helix Energy Solutions Group, Inc.*                                                     10,040        172,688
   Hercules Offshore, Inc.*                                                                13,500         89,235
   Hornbeck Offshore Services, Inc.*(1)                                                     2,988         92,180
   ION Geophysical Corp.*                                                                  13,587        172,419
   Key Energy Services, Inc.*                                                              12,310        191,420
   Lufkin Industries, Inc.                                                                  3,260        304,712
   Matrix Service Co.*                                                                      4,093         56,893
   Natural Gas Services Group, Inc.*                                                          704         12,503
   Newpark Resources, Inc.*                                                                 8,202         64,468
   OYO Geospace Corp.*                                                                        311         30,658
   Parker Drilling Co.*                                                                    14,514        100,292
   PHI, Inc.*                                                                               1,015         22,452
   Pioneer Drilling Co.*                                                                    4,878         67,316
   RPC, Inc.(1)                                                                             4,108        104,015
   Tesco Corp.*                                                                             2,600         57,070
   Tetra Technologies, Inc.*                                                                6,770        104,258
   Union Drilling, Inc.*                                                                    3,290         33,723
   Vantage Drilling Co.                                                                    19,320         34,776
   Willbros Group, Inc.*                                                                    6,068         66,263
                                                                                                    ------------
                                                                                                       3,211,965
                                                                                                    ------------
   OIL, GAS & CONSUMABLE FUELS -- 4.7%
   Abraxas Petroleum Corp.*                                                                 8,390         49,082
   Alon USA Energy, Inc.                                                                    1,174         16,084
   Amyris, Inc.*(1)                                                                           840         23,974
   Apco Oil and Gas International, Inc.(1)                                                  1,000         85,760
   Approach Resources, Inc.*                                                                1,760         59,136
   ATP Oil & Gas Corp.*(1)                                                                  4,202         76,098
   Berry Petroleum Co. - Class A                                                            5,244        264,560
   Bill Barret Corp.*                                                                       4,775        190,570
   BPZ Resources, Inc.*(1)                                                                 11,673         61,984
   Brigham Exploration Co.*                                                                12,743        473,785
   Callon Petroleum Co.*                                                                    4,300         33,411
   CAMAC Energy, Inc.*(1)                                                                   5,740          8,610
   Carrizo Oil & Gas, Inc.*                                                                 3,466        127,999
   Cheniere Energy, Inc.*(1)                                                                5,457         50,805
   Clayton Williams Energy, Inc.*                                                             483         51,053
   Clean Energy Fuels Corp.*                                                                4,549         74,513
   Cloud Peak Energy, Inc.*                                                                 3,070         66,281
   Contango Oil & Gas Co.*                                                                  1,069         67,604
   Crosstex Energy, Inc.                                                                    3,643         36,248
   CVR Energy, Inc.*                                                                        3,696         85,599
   Delek US Holdings, Inc.                                                                  1,412         19,147
   Delta Petroleum Corp.*                                                                  39,513         35,957
   DHT Maritime, Inc.                                                                       2,613         12,569
   Endeavour International Corp.*                                                           1,993         25,311
   Energy Partners, Ltd.*                                                                   3,240         58,320
   Energy XXI Bermuda, Ltd.                                                                 7,670        261,547
   Evolution Petroleum Corp.*                                                                  40            312
   FX Energy, Inc.*                                                                         3,903         32,629
   Gastar Exploration, Ltd.*                                                                5,690         27,653
   General Maritime Corp.(1)                                                                8,223         16,857
   Georesources, Inc.*(1)                                                                   1,774         55,473
   GMX Resources, Inc.*                                                                     8,200         50,594
   Golar LNG, Ltd.(1)                                                                       4,668        119,407
   Goodrich Petroleum Corp.*(1)                                                             2,175         48,329
   Green Plains Renewable Energy, Inc.*(1)                                                  3,350         40,267

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   Gulfport Energy Corp.*                                                                   3,250   $    117,488
   Harvest Natural Resources, Inc.*                                                         4,209         64,145
   Houston American Energy Corp.                                                            1,920         29,587
   International Coal Group, Inc.*                                                         17,110        193,343
   Isramco, Inc.*(1)                                                                           40          2,600
   James River Coal Co.*                                                                    4,192        101,321
   Knightsbridge Tankers, Ltd.(1)                                                           3,773         94,476
   Kodiak Oil & Gas Corp.*                                                                 19,680        131,856
   L&L Energy, Inc.*(1)                                                                     2,400         16,608
   Magnum Hunter Resources Corp.*(1)                                                        5,270         45,164
   McMoRan Exploration Co.*                                                                 9,458        167,501
   Miller Petroleum, Inc.*(1)                                                               3,140         15,700
   Nordic American Tanker Shipping(1)                                                       4,698        116,698
   Northern Oil And Gas, Inc.*                                                              5,870        156,729
   Oasis Petroleum, Inc.*(1)                                                                5,060        159,997
   Overseas Shipholding Group, Inc.(1)                                                      2,480         79,707
   Panhandle Oil and Gas, Inc. - Class A                                                      586         18,547
   Patriot Coal Corp.*                                                                      9,170        236,861
   Penn Virginia Corp.                                                                      4,544         77,066
   Petroleum Development Corp.*                                                             2,319        111,335
   Petroquest Energy, Inc.*(1)                                                              5,743         53,754
   RAM Energy Resources, Inc.*                                                             10,270         21,362
   Resolute Energy Corp.*                                                                   3,530         64,034
   Rex American Resources Corp.*                                                              790         12,608
   Rex Energy Corp.*                                                                        2,515         29,300
   Rosetta Resources, Inc.*                                                                 5,748        273,260
   Scorpio Tankers, Inc.                                                                    1,250         12,900
   Ship Finance International, Ltd.                                                         4,213         87,335
   Southern Union Co.                                                                           1             27
   Stone Energy Corp.*                                                                      4,894        163,313
   Swift Energy Co.*                                                                        4,886        208,534
   Syntroleum Corp.*                                                                        3,350          7,571
   Teekay Tankers, Ltd.- Class A                                                            3,218         33,660
   TransAtlantic Petroleum, Ltd.(1)                                                        16,150         50,065
   Uranium Energy Corp.*(1)                                                                 5,180         20,668
   USEC, Inc.*(1)                                                                          10,955         48,202
   Vaalco Energy, Inc.*                                                                     5,557         43,122
   Venoco, Inc.*                                                                            1,310         22,388
   W&T Offshore, Inc.                                                                       4,220         96,174
   Warren Resources, Inc.*                                                                  8,990         45,759
   Western Refining, Inc.*                                                                  5,465         92,632
   World Fuel Services Corp.                                                                7,034        285,651
                                                                                                    ------------
                                                                                                       6,316,576
                                                                                                    ------------
 TOTAL ENERGY                                                                                          9,528,541
                                                                                                    ------------
 FINANCIALS -- 19.7%
   CAPITAL MARKETS -- 2.2%
   American Capital Ltd.*                                                                  33,940        336,006
   Apollo Investment Corp.                                                                 19,092        230,249
   Arlington Asset Investment Corp. - Class A                                                 180          5,479
   Artio Global Investors, Inc.                                                             2,600         42,016
   BGC Partners, Inc. - Class A(1)                                                          6,570         61,035
   Blackrock Kelso Capital Corp.(1)                                                         8,160         82,661
   Calamos Asset Management, Inc. - Class A                                                 1,785         29,613
   Capital Southwest Corp.                                                                    262         23,981
   Cohen & Steers, Inc.                                                                     2,703         80,225
   Cowen Group, Inc. - Class A*                                                             2,260          9,063
   Diamond Hill Investment Group, Inc.                                                        160         12,800
   Duff & Phelps Corp. - Class A                                                            2,764         44,169
   Epoch Holding Corp.                                                                        940         14,833
   Evercore Partners, Inc. - Class A                                                        1,413         48,452
   FBR Capital Markets Corp.*                                                               5,860         20,979
   Fifth Street Finance Corp.                                                               5,426         72,437
   Financial Engines, Inc.*                                                                 1,950         53,742
   GAMCO Investors, Inc. - Class A                                                            812         37,644
   GFI Group, Inc.                                                                          5,181         26,009
   Gladstone Capital Corp.                                                                  1,702         19,250
   Gladstone Investment Corp.                                                               1,707         13,246
   Gleacher & Co., Inc.*                                                                   10,155         17,670
   Golub Capital BDC, Inc.                                                                  1,570         24,775
   Harris & Harris Group, Inc.*                                                             2,760         14,849
   Hercules Technology Growth Capital, Inc.                                                 3,067         33,737
   HFF, Inc. - Class A*                                                                     3,050         45,872
   Internet Capital Group, Inc.*                                                            2,984         42,373
   Intl. FCStone, Inc.*                                                                     1,026         26,081
   Investment Technology Group, Inc.*                                                       4,000         72,760
   JMP Group, Inc.                                                                            900          7,749
   Kayne Anderson Energy Development Co.                                                    1,181         23,100
   KBW, Inc.                                                                                3,233         84,672
   Knight Capital Group, Inc. - Class A*                                                   10,582        141,799
   LaBranche & Co., Inc.*                                                                   4,585         18,019
   Ladenburg Thalmann Financial Services, Inc.*                                            14,500         16,675
   Main Street Capital Corp.                                                                1,335         24,631
   MCG Capital Corp.                                                                        9,220         59,930
   Medallion Financial Corp.                                                                1,311         11,524
   MF Global Holdings, Ltd.*                                                               10,930         90,500
   MVC Capital, Inc.                                                                        1,994         27,358
   NGP Capital Resources Co.                                                                1,867         17,998
   Oppenheimer Holdings, Inc. - Class A                                                       870         29,154
   optionsXpress Holdings, Inc.                                                             6,169        112,954
   PennantPark Investment Corp.                                                             2,830         33,733
   Penson Worldwide, Inc.*                                                                  1,568         10,521
   Piper Jaffray Cos.*                                                                      1,530         63,388
   Prospect Capital Corp.(1)                                                                9,509        116,105
   Pzena Investment Management, Inc. - Class A                                              4,295         30,323
   Rodman & Renshaw Capital Group, Inc.*                                                   11,250         23,062
   Safeguard Scientifics, Inc.*                                                             2,825         57,489
   Sanders Morris Harris Group, Inc.                                                        1,795         14,378
   Solar Capital, Ltd.                                                                        950         22,686
   Stifel Financial Corp.*                                                                  3,413        245,019
   SWS Group, Inc.                                                                          2,087         12,668
   Teton Advisors, Inc.                                                                        10            195
   THL Credit, Inc.                                                                         2,300         31,441
   TICC Capital Corp.                                                                       3,539         38,469
   TradeStation Group, Inc.*                                                                4,510         31,660
   Triangle Capital Corp.                                                                   1,056         19,071
   Virtus Investment Partners, Inc.*                                                          503         29,637
   Westwood Holdings Group, Inc.                                                              600         24,150
                                                                                                    ------------
                                                                                                       3,012,064
                                                                                                    ------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   COMMERCIAL BANKS -- 5.3%
   1st Source Corp.                                                                         1,138   $     22,806
   1st United Bancorp, Inc./Boca Raton*                                                     2,920         20,498
   Alliance Financial Corp.                                                                   830         27,680
   American National Bankshares, Inc.                                                         630         14,181
   Ameris Bancorp*                                                                          3,731         37,907
   Ames National Corp.(1)                                                                     481          9,187
   Arrow Financial Corp.                                                                    1,042         25,779
   Bancfirst Corp.                                                                            984         41,997
   Banco Latinoamericano De Exportaciones SA                                                2,324         40,577
   Bancorp Rhode Island, Inc.                                                                 430         13,274
   Bank of Marin BanCorp.                                                                   1,140         42,545
   Bank of the Ozarks, Inc.                                                                 1,056         46,158
   Boston Private Financial Holdings, Inc.                                                  7,368         52,092
   Bridge Bancorp, Inc.                                                                     1,760         39,371
   Bryn Mawr Bank Corp.                                                                       475          9,771
   Camden National Corp.                                                                      623         21,332
   Capital City Bank Group, Inc.                                                              951         12,059
   Cardinal Financial Corp.                                                                 2,860         33,348
   Cathay General Bancorp                                                                   8,472        144,448
   Center Financial Corp.*                                                                  4,030         29,580
   CenterState Banks of Florida, Inc.                                                       3,106         21,742
   Chemical Financial Corp.                                                                 2,518         50,184
   Citizens & Northern Corp.                                                                  631         10,607
   Citizens Republic Bancorp, Inc.*                                                        28,790         25,620
   City Holding Co.                                                                         1,762         62,304
   CNB Financial Corp.                                                                      2,000         29,020
   CoBiz Financial, Inc.                                                                    5,249         36,481
   Columbia Banking System, Inc.                                                            3,669         70,335
   Community Bank Systems, Inc.(1)                                                          3,564         86,498
   Community Trust Bancorp, Inc.                                                            1,428         39,513
   CVB Financial Corp.(1)                                                                   9,444         87,924
   Danvers Bancorp, Inc.                                                                    1,471         31,509
   Eagle Bancorp, Inc.*                                                                     2,440         34,282
   Enterprise Financial Services Corp.                                                        753         10,595
   Financial Institutions, Inc.                                                               873         15,277
   First Bancorp, Inc.                                                                      1,489         22,707
   First Bancorp/North Carolina                                                             1,095         14,520
   First BanCorp/Puerto Rico*(1)                                                            4,020         20,100
   First Busey Corp.(1)                                                                     5,451         27,691
   First Commonwealth Financial Corp.                                                       9,326         63,883
   First Community Bancshares, Inc.                                                         1,511         21,426
   First Financial Bancorp                                                                  5,775         96,385
   First Financial Bankshares, Inc.                                                         2,401        123,339
   First Financial Corp./Indiana                                                              885         29,417
   First Interstate Bancsystem, Inc.                                                        2,480         33,728
   First Merchants Corp.                                                                    2,305         19,062
   First Midwest Bancorp, Inc.                                                              8,821        104,000
   First South Bancorp, Inc.                                                                  862          4,301
   FirstMerit Corp.(1)                                                                     12,143        207,160
   FNB Corp.(1)                                                                            11,206        118,111
   German American Bancorp, Inc.                                                              990         17,018
   Glacier Bancorp, Inc.(1)                                                                 7,161        107,773
   Great Southern Bancorp, Inc.(1)                                                          1,520         32,604
   Green Bankshares, Inc.*(1)                                                               1,650          4,604
   Hancock Holding Co.(1)                                                                   3,189        104,727
   Heartland Financial USA, Inc.                                                              983         16,711
   Heritage Financial Corp.*                                                                  820         11,619
   Home BanCorp., Inc.*                                                                     2,510         38,453
   Home Bancshares, Inc.                                                                    2,492         56,693
   Hudson Valley Holding Corp.                                                              1,034         22,748
   Iberiabank Corp.                                                                         2,724        163,794
   Independent Bank Corp./Massachusetts                                                     1,886         50,941
   International Bancshares Corp.                                                           5,312         97,422
   Investors Bancorp, Inc.*                                                                 4,541         67,615
   Lakeland Bancorp, Inc.                                                                   1,737         18,030
   Lakeland Financial Corp.                                                                 1,435         32,546
   MainSource Financial Group, Inc.                                                         1,619         16,206
   MB Financial, Inc.                                                                       5,645        118,319
   Merchants Bancshares, Inc.                                                                 820         21,714
   Metro Bancorp, Inc.*                                                                     2,152         26,577
   Midsouth Bancorp, Inc.                                                                     730         10,556
   Nara Bancorp, Inc.*                                                                      3,801         36,566
   National Bankshares, Inc.(1)                                                               730         21,097
   National Penn Bancshares, Inc.                                                          11,751         90,953
   NBT Bancorp, Inc.                                                                        3,788         86,329
   Northfield Bancorp, Inc.                                                                 3,346         46,175
   Old National Bancorp/Indiana                                                            10,151        108,819
   OmniAmerican Bancorp, Inc.*                                                              1,690         26,770
   Oriental Financial Group, Inc.                                                           4,444         55,772
   Orrstown Financial Services, Inc.                                                        1,320         36,960
   Pacific Continental Corp.                                                                3,356         34,198
   PacWest Bancorp                                                                          2,899         63,053
   Park National Corp.                                                                      1,268         84,728
   Peapack-Gladstone Financial Corp.                                                          807         10,701
   Penns Woods Bancorp., Inc.                                                                 530         20,633
   Peoples Bancorp, Inc./Ohio                                                                 846         10,169
   Pinnacle Financial Partners, Inc.*(1)                                                    4,481         74,116
   Porter Bancorp, Inc..                                                                    2,210         17,437
   PrivateBancorp, Inc.                                                                     6,070         92,810
   Prosperity Bancshares, Inc.                                                              4,785        204,654
   Renasant Corp.                                                                           2,521         42,807
   Republic Bancorp, Inc./Kentucky - Class A                                                  727         14,162
   S&T Bancorp, Inc.                                                                        2,790         60,180
   S.Y. Bancorp, Inc.(1)                                                                    1,679         42,244
   Sandy Springs Bancorp, Inc.                                                              2,277         42,033
   SCBT Financial Corp.                                                                     1,959         65,196
   Sierra Bancorp                                                                             516          5,769
   Signature Bank*                                                                          4,174        235,414
   Simmons First National Corp. - Class A                                                   1,926         52,175
   Southside Bancshares, Inc.                                                               2,103         45,004
   Southwest Bancorp, Inc.*                                                                 1,362         19,327
   State Bancorp, Inc.                                                                      1,199         12,458
   StellarOne Corp.                                                                         1,663         23,615
   Sterling Bancorp                                                                         2,807         28,098
   Sterling Bancshares, Inc.                                                                9,162         78,885
   Suffolk Bancorp                                                                          1,184         24,840
   Susquehanna Bancshares, Inc.                                                            13,093        122,420
   SVB Financial Group*                                                                     4,138        235,576
   Taylor Capital Group, Inc.*                                                              1,640         17,236
   Texas Capital Bancshares, Inc.*                                                          4,058        105,467
   The Bancorp, Inc.*                                                                       2,440         22,521
   The First of Long Island Corp.                                                           1,710         47,452
   Tompkins Financial Corp.                                                                   840         34,902
   Tower Bancorp, Inc.                                                                      1,090         24,296

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   TowneBank                                                                                1,820   $     28,501
   Trico Bancshares                                                                         1,043         17,011
   Trustmark Corp.                                                                          6,598        154,525
   UMB Financial Corp.                                                                      3,274        122,300
   Umpqua Holdings Corp.                                                                   11,926        136,433
   Union First Market Bankshares Corp.                                                      2,089         23,501
   United Bankshares, Inc.                                                                  3,754         99,556
   United Community Banks, Inc.*                                                            9,120         21,614
   Univest Corp. of  PA                                                                     1,343         23,798
   Virginia Commerce Bancorp, Inc.*                                                         3,830         21,984
   Washington Banking Co.                                                                     920         12,972
   Washington Trust Bancorp, Inc.                                                           1,976         46,910
   Webster Financial Corp.                                                                  7,380        158,153
   WesBanco, Inc.                                                                           1,846         38,231
   West Bancorp, Inc.                                                                       1,387         11,068
   West Coast Bancorp*                                                                      8,540         29,634
   Westamerica Bancorp                                                                      3,323        170,703
   Western Alliance Bancorp*                                                                6,981         57,384
   Whitney Holdings Corp.                                                                   9,400        128,028
   Wilshire Bancorp, Inc.*                                                                  1,470          7,203
   Wintrust Financial Corp.(1)                                                              3,683        135,350
                                                                                                    ------------
                                                                                                       7,207,857
                                                                                                    ------------
   CONSUMER FINANCE -- 0.6%
   Advance America Cash Advance Centers, Inc.                                               4,920         26,076
   Cash America International, Inc.                                                         3,206        147,636
   CompuCredit Holdings Corp.*(1)                                                           1,312          8,620
   Credit Acceptance Corp.*                                                                   475         33,706
   Dollar Financial Corp.*                                                                  4,218         87,523
   EzCorp, Inc.- Class A*                                                                   4,309        135,260
   First Cash Financial Services, Inc.*                                                     3,309        127,727
   Nelnet, Inc. - Class A                                                                   2,662         58,111
   Netspend Holdings, Inc.*                                                                 3,580         37,662
   The First Marblehead Corp.*                                                              5,080         11,176
   World Acceptance Corp.*                                                                  1,744        113,709
                                                                                                    ------------
                                                                                                         787,206
                                                                                                    ------------
   DIVERSIFIED FINANCIAL SERVICES -- 0.4%
   Asset Acceptance Capital Corp.*                                                          1,100          5,907
   Asta Funding, Inc.                                                                       2,910         24,910
   California First National Bancorp                                                          970         14,812
   Compass Diversified Holdings                                                             3,111         45,856
   Encore Capital Group, Inc.*                                                                965         22,861
   GAMCO Investors, Inc.(1)                                                                 2,500          1,637
   Life Partners Holdings, Inc.(1)                                                            623          5,009
   MarketAxess Holdings, Inc.                                                               2,827         68,413
   NewStar Financial, Inc.*                                                                 3,694         40,339
   PHH Corp.*                                                                               5,177        112,703
   PICO Holdings, Inc.*                                                                     2,496         75,030
   Portfolio Recovery Associates, Inc.*(1)                                                  1,599        136,123
   Primus Guaranty, Ltd.                                                                    2,890         14,681
   The Student Loan Corp.                                                                     350            875
                                                                                                    ------------
                                                                                                         569,156
                                                                                                    ------------
   INSURANCE -- 2.5%
   Alterra Capital Holdings, Ltd.                                                          10,775        240,713
   AMBAC Financial Group, Inc.*                                                            24,040          3,702
   American Equity Investment Life Holding Co.                                              6,463         84,795
   American Safety Insurance Holdings, Ltd.                                                 1,467         31,438
   AMERISAFE, Inc.*                                                                         2,102         46,475
   Amtrust Financial Services, Inc.(1)                                                      2,380         45,387
   Argo Group International Holdings, Ltd.                                                  3,561        117,655
   Baldwin & Lyons, Inc. - Class B                                                          1,662         38,924
   Citizens, Inc.*(1)                                                                       5,927         43,267
   CNA Surety Corp.*                                                                        1,278         32,282
   CNO Financial Group, Inc.*                                                              21,570        161,991
   Crawford & Co. - Class B                                                                 2,037          9,696
   Delphi Financial Group, Inc. - Class A                                                   4,533        139,208
   Donegal Group, Inc. - Class A                                                              750         10,028
   eHealth, Inc.*(1)                                                                        2,474         32,904
   EMC Insurance Group, Inc.                                                                1,325         32,900
   Employers Holdings, Inc.                                                                 3,397         70,182
   Enstar Group, Ltd.                                                                         729         72,813
   FBL Financial Group, Inc. - Class A                                                      1,673         51,395
   First American Financial Corp.                                                          11,790        194,535
   Flagstone Reinsurance Holdings SA                                                        6,617         59,619
   FPIC Insurance Group, Inc.*                                                              1,066         40,401
   Global Indemnity PLC                                                                     1,214         26,684
   Greenlight Capital Re, Ltd.- Class A                                                     2,830         79,834
   Hallmark Financial Services, Inc.*                                                       1,217         10,198
   Harleysville Group, Inc.                                                                 1,289         42,705
   Hilltop Holdings, Inc.*                                                                  3,761         37,760
   Horace Mann Educators Corp.                                                              3,424         57,523
   Infinity Property & Casualty Corp.                                                       1,208         71,864
   Kansas City Life Insurance Co.                                                             400         12,792
   Maiden Holdings, Ltd.                                                                    4,162         31,173
   Meadowbrook Insurance Group, Inc.                                                        6,805         70,432
   Montpelier Re Holdings, Ltd.                                                             7,364        130,122
   National Financial Partners Corp.*(1)                                                    4,230         62,392
   National Interstate Corp.                                                                  519         10,821
   National Western Life Insurance Co. - Class A                                              235         38,129
   Navigators Group, Inc.*                                                                  1,226         63,139
   Old Republic International Corp.                                                         1,366         17,335
   Platinum Underwriters Holdings, Ltd.                                                     4,420        168,358
   Presidential Life Corp.                                                                  1,960         18,679
   Primerica, Inc.                                                                          2,230         56,887
   ProAssurance Corp.*                                                                      3,507        222,239
   RLI Corp.                                                                                2,246        129,482
   Safety Insurance Group, Inc.                                                             1,114         51,367
   SeaBright Insurance Holdings, Inc.                                                       1,684         17,261
   Selective Insurance Group, Inc.                                                          6,003        103,852
   State Auto Financial Corp.                                                               1,708         31,120
   Stewart Information Services Corp.                                                       1,459         15,290
   The Phoenix Cos., Inc.*                                                                 10,184         27,700
   Tower Group, Inc.                                                                        3,987         95,808
   United Fire & Casualty Co.                                                               2,635         53,253
   Universal Insurance Holdings, Inc.                                                       2,460         13,333
                                                                                                    ------------
                                                                                                       3,327,842
                                                                                                    ------------
   REAL ESTATE INVESTMENT TRUSTS -- 7.2%
   Acadia Realty Trust                                                                      4,125         78,045
   Agree Realty Corp.(1)                                                                      589         13,223
   Alexander's, Inc.                                                                          186         75,693

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   American Campus Communities, Inc.                                                        6,245   $    206,085
   American Capital Agency Corp.                                                            9,718        283,183
   Anworth Mortgage Asset Corp.                                                            13,421         95,155
   Apollo Commercial Real Estate Finance, Inc.                                              3,060         50,031
   Ashford Hospitality Trust, Inc.                                                          4,420         48,708
   Associated Estates Realty Corp.                                                          3,804         60,408
   BioMed Realty Trust, Inc.                                                               14,226        270,579
   Campus Crest Communities, Inc.                                                           3,350         39,630
   CapLease, Inc.                                                                           4,301         23,569
   Capstead Mortgage Corp.                                                                  7,420         94,828
   CBL & Associates Properties, Inc.                                                       13,950        243,009
   Cedar Shopping Centers, Inc.                                                             5,626         33,925
   Chatham Lodging Trust                                                                    1,040         16,900
   Chesapeake Lodging Trust                                                                   910         15,843
   Cogdell Spencer, Inc.                                                                    3,247         19,287
   Colonial Properties Trust                                                                9,253        178,120
   Colony Financial, Inc.                                                                   3,050         57,431
   Coresite Realty Corp.                                                                    1,690         26,770
   Cousins Properties, Inc.                                                                 7,797         65,105
   CreXus Investment Corp.                                                                  3,160         36,087
   Cypress Sharpridge Investments, Inc.                                                     7,320         92,818
   DCT Industrial Trust, Inc.(1)                                                           20,275        112,526
   DiamondRock Hospitality Co.                                                             16,137        180,250
   DuPont Fabros Technology, Inc.                                                           3,925         95,181
   Dynex Capital, Inc.                                                                      4,410         44,365
   Eastgroup Properties, Inc.                                                               2,694        118,455
   Education Realty Trust, Inc.                                                             5,421         43,531
   Entertainment Properties Trust(1)                                                        4,599        215,325
   Equity Lifestyle Properties, Inc.                                                        3,077        177,389
   Equity One, Inc.                                                                         5,502        103,273
   Excel Trust, Inc.                                                                        1,910         22,519
   Extra Space Storage, Inc.                                                                8,722        180,633
   FelCor Lodging Trust, Inc.*                                                              8,770         53,760
   First Industrial Realty Trust, Inc.*(1)                                                  5,772         68,629
   First Potomac Realty Trust                                                               6,554        103,225
   Franklin Street Properties Corp.                                                         7,677        108,015
   Getty Realty Corp.(1)                                                                    2,527         57,818
   Gladstone Commercial Corp.                                                               1,090         19,882
   Glimcher Realty Trust                                                                    9,685         89,586
   Government Properties Income Trust                                                       2,750         73,865
   Hatteras Financial Corp.                                                                 5,921        166,499
   Healthcare Realty Trust, Inc.                                                            7,756        176,061
   Hersha Hospitality Trust                                                                13,258         78,753
   Highwoods Properties, Inc.(1)                                                            7,615        266,601
   Home Properties, Inc.                                                                    3,854        227,193
   Hudson Pacific Properties, Inc.                                                          1,230         18,081
   Inland Real Estate Corp.                                                                 6,005         57,288
   Invesco Mortgage Capital, Inc.                                                           5,990        130,881
   Investors Real Estate Trust(1)                                                           9,137         86,801
   iStar Financial, Inc.*                                                                  11,020        101,164
   Kilroy Realty Corp.                                                                      5,130        199,198
   Kite Realty Group Trust                                                                  2,600         13,806
   LaSalle Hotel Properties                                                                 6,821        184,167
   Lexington Realty Trust(1)                                                               10,151         94,912
   LTC Properties, Inc.                                                                     3,862        109,449
   Medical Properties Trust, Inc.                                                          10,975        126,981
   MFA Financial, Inc.                                                                     29,851        244,778
   Mid-America Apartment Communities, Inc.                                                  3,290        211,218
   Mission West Properties, Inc.                                                            5,565         36,562
   Monmouth Real Estate Investment Corp. - Class A                                          4,152         34,088
   MPG Office Trust, Inc.*(1)                                                               8,550         31,721
   National Health Investors, Inc.                                                          2,454        117,596
   National Retail Properties, Inc.(1)                                                      8,734        228,219
   Newcastle Investment Corp.*                                                              8,010         48,380
   NorthStar Realty Finance Corp.                                                           6,290         33,651
   Omega Healthcare Investors, Inc.                                                        10,225        228,426
   One Liberty Properties, Inc.                                                               180          2,714
   Parkway Properties, Inc.                                                                 1,829         31,093
   Pebblebrook Hotel Trust                                                                  4,240         93,916
   Pennsylvania Real Estate Investment Trust                                                5,551         79,213
   PennyMac Mortgage Investment Trust                                                       2,370         43,584
   Post Properties, Inc.                                                                    4,681        183,729
   Potlatch Corp.                                                                           4,051        162,850
   PS Business Parks, Inc.                                                                  1,889        109,449
   RAIT Financial Trust(1)                                                                 15,031         36,976
   Ramco-Gershenson Properties Trust                                                        3,084         38,643
   Redwood Trust, Inc.                                                                      7,529        117,076
   Resource Capital Corp.(1)                                                                4,352         28,680
   Retail Opportunity Investments Corp.                                                     5,590         61,155
   Sabra Healthcare REIT, Inc.(1)                                                           2,163         38,090
   Saul Centers, Inc.                                                                         438         19,513
   Sovran Self Storage, Inc.                                                                2,627        103,898
   Starwood Property Trust, Inc.                                                            7,410        165,243
   Strategic Hotels & Resorts, Inc.*                                                       15,010         96,814
   Sun Communities, Inc.(1)                                                                 1,771         63,136
   Sunstone Hotel Investors, Inc.*                                                         10,584        107,851
   Tanger Factory Outlet Centers, Inc.                                                      9,584        251,484
   Terreno Realty Corp.*                                                                    1,220         21,021
   Two Harbors Investment Corp.                                                             3,770         39,472
   U-Store-It Trust                                                                        10,044        105,663
   UMH Properties, Inc.                                                                     1,500         14,910
   Universal Health Realty Income Trust                                                     1,217         49,325
   Urstadt Biddle Properties, Inc. - Class A                                                3,895         74,083
   Walter Investment Management Corp.                                                       2,730         44,035
   Washington Real Estate Investment Trust                                                  6,032        187,535
   Winthrop Realty Trust                                                                    2,680         32,830
                                                                                                    ------------
                                                                                                       9,649,114
                                                                                                    ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
   Avatar Holdings, Inc.*                                                                     512         10,133
   Consolidated Tomoka Land Co.                                                               790         25,596
   Forestar Group, Inc*                                                                     3,218         61,206
   Kennedy-Wilson Holdings, Inc.*                                                           2,300         24,978
   Tejon Ranch Co.*                                                                         1,338         49,158
   Thomas Properties Group, Inc.*                                                           5,900         19,765
                                                                                                    ------------
                                                                                                         190,836
                                                                                                    ------------
   THRIFTS & MORTGAGE FINANCE -- 1.4%
   Abington Bancorp, Inc.                                                                   1,867         22,833
   Astoria Financial Corp.                                                                  9,020        129,617

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   Bank Mutual Corp.                                                                        4,081   $     17,263
   BankFinancial Corp.                                                                      4,781         43,937
   Beneficial Mutual Bancorp, Inc.*                                                         4,480         38,618
   Berkshire Hills Bancorp, Inc.                                                            1,401         29,211
   BofI Holding, Inc.*                                                                        270          4,190
   Brookline Bancorp, Inc.                                                                  7,528         79,270
   Clifton Savings Bancorp, Inc.                                                            1,240         14,719
   Dime Community Bancshares                                                                3,543         52,295
   Doral Financial Corp.*                                                                     968          1,065
   ESB Financial Corp.                                                                        300          4,431
   ESSA Bancorp, Inc.                                                                       1,770         23,364
   Federal Agricultural Mortgage Corp. - Class C                                            1,480         28,283
   First Financial Holdings, Inc.                                                             964         10,903
   Flagstar Bancorp, Inc.*                                                                  5,660          8,490
   Flushing Financial Corp.                                                                 3,124         46,548
   Fox Chase Bancorp, Inc.                                                                    980         13,642
   Home Federal Bancorp, Inc.                                                               1,853         21,828
   Kaiser Federal Financial Group, Inc.                                                       136          1,673
   Kearny Financial Corp.                                                                   3,989         40,010
   Meridian Interstate Bancorp, Inc.*                                                       1,140         16,017
   MGIC Investment Corp.*                                                                  20,150        179,134
   NASB Financial, Inc.*(1)                                                                 1,080         17,474
   NewAlliance Bancshares, Inc.                                                            10,815        160,495
   Northwest Bancshares, Inc.                                                              11,578        145,188
   OceanFirst Financial Corp.                                                                 798         11,132
   Ocwen Financial Corp.*                                                                   8,496         93,626
   Oritani Financial Corp.                                                                  5,530         70,120
   Provident Financial Services, Inc.                                                       5,355         79,254
   Provident New York Bancorp                                                               4,154         42,869
   Radian Group, Inc.                                                                      13,336         90,818
   Rockville Financial, Inc.                                                                1,172         12,224
   Roma Financial Corp.                                                                     1,730         19,151
   Territorial Bancorp, Inc.                                                                2,170         43,226
   The PMI Group, Inc.*                                                                    17,690         47,763
   TrustCo Bank Corp.                                                                       8,424         49,954
   United Financial Bancorp, Inc.                                                           1,820         30,048
   ViewPoint Financial Group                                                                  841         10,933
   Waterstone Financial, Inc.*                                                              3,320         10,192
   Westfield Financial, Inc.                                                                4,524         40,987
   WSFS Financial Corp.                                                                       508         23,927
                                                                                                    ------------
                                                                                                       1,826,722
                                                                                                    ------------
 TOTAL FINANCIALS                                                                                     26,570,797
                                                                                                    ------------
 HEALTH CARE -- 12.3%
   BIOTECHNOLOGY -- 3.3%
   Acorda Therapeutics, Inc.*                                                               3,793         87,998
   Affymax, Inc.*                                                                           1,465          8,600
   Alkermes, Inc.*                                                                          9,543        123,582
   Allos Therapeutics, Inc.*                                                                6,468         20,504
   Alnylam Pharmaceuticals, Inc.*                                                           4,388         41,993
   AMAG Pharmaceuticals, Inc.*                                                              2,040         34,068
   Anacor Pharmaceuticals, Inc.*(1)                                                         4,220         29,202
   Anthera Pharmaceuticals, Inc.*(1)                                                        2,510         16,968
   Ardea Biosciences, Inc.*                                                                 1,016         29,149
   Arena Pharmaceuticals, Inc.*(1)                                                         12,110         16,833
   Ariad Pharmaceuticals, Inc.*(1)                                                         13,190         99,189
   ArQule, Inc.*                                                                            5,850         41,886
   Array Biopharma, Inc.*                                                                   1,813          5,548
   AVEO Pharmaceuticals, Inc.*                                                              1,910         25,575
   AVI BioPharma, Inc.*(1)                                                                  7,320         13,688
   BioCryst Pharmaceuticals, Inc.*                                                          3,080         11,673
   Biomimetic Therapeutics, Inc.*                                                           4,199         55,049
   Biosante Pharmaceuticals, Inc.*                                                         14,650         29,007
   Biospecifics Technologies Corp.*                                                           150          3,825
   Biotime, Inc.*(1)                                                                        3,470         25,851
   Celera Corp.*                                                                            9,643         78,205
   Celldex Therapeutics, Inc.*(1)                                                           3,493         14,042
   Cepheid, Inc.*(1)                                                                        6,317        177,002
   Chelsea Therapeutics International, Inc.*                                                2,870         11,193
   Clinical Data, Inc.*                                                                       845         25,603
   Codexis, Inc.*                                                                             320          3,795
   Cubist Pharmaceuticals, Inc.*(1)                                                         5,882        148,462
   Curis, Inc.*                                                                             5,760         18,720
   Cytokinetics, Inc.*                                                                      3,020          4,500
   Cytori Therapeutics, Inc.*(1)                                                            6,967         54,552
   Dyax Corp.*                                                                              6,611         10,644
   Dynavax Technologies Corp.*                                                             11,860         32,734
   Emergent Biosolutions, Inc.*                                                             2,431         58,733
   Enzon Pharmaceuticals, Inc.*                                                             5,202         56,702
   Exact Sciences Corp.*                                                                    4,850         35,696
   Exelixis, Inc.*                                                                         12,812        144,776
   Genomic Health, Inc.*                                                                    1,080         26,568
   Geron Corp.*(1)                                                                         14,027         70,836
   Halozyme Therapeutics, Inc.*                                                            12,091         81,131
   Idenix Pharmaceuticals, Inc.*                                                            2,632          8,738
   Immunogen, Inc.*(1)                                                                      6,788         61,567
   Immunomedics, Inc.*                                                                      6,910         26,396
   Incyte Corp.*                                                                            8,727        138,323
   Infinity Pharmaceuticals, Inc.*                                                            610          3,587
   Inhibitex, Inc.*                                                                         8,700         31,494
   InterMune, Inc.*                                                                         5,536        261,244
   Ironwood Pharmaceuticals, Inc.*                                                          2,250         31,500
   Isis Pharmaceuticals, Inc.*(1)                                                           9,002         81,378
   Keryx Biopharmaceuticals, Inc.*                                                          5,810         29,050
   Lexicon Pharmaceuticals, Inc.*(1)                                                       18,740         31,483
   Ligand Pharmaceuticals, Inc.*                                                            1,525         15,250
   MannKind Corp.*(1)                                                                       6,577         24,006
   Maxygen, Inc.                                                                            1,716          8,923
   Medivation, Inc.*                                                                        3,231         60,226
   Metabolix, Inc.*(1)                                                                      2,636         27,704
   Micromet, Inc.*                                                                          9,640         54,080
   Momenta Pharmaceuticals, Inc.*(1)                                                        5,000         79,250
   Nabi Biopharmaceuticals*                                                                 4,488         26,075
   Nanosphere, Inc.*                                                                        1,299          4,222
   Neuralstem, Inc.*                                                                        8,150         14,670
   Neurocrine Biosciences, Inc.*                                                            4,237         32,159
   NeurogesX, Inc.*                                                                           230            931
   Novavax, Inc.*                                                                           5,063         13,113
   NPS Pharmaceuticals, Inc.*                                                               5,612         53,707
   Nymox Pharmaceutical Corp.*(1)                                                           3,300         26,037
   Omeros Corp.*                                                                            2,670         21,360
   Onyx Pharmaceuticals, Inc.*                                                              6,264        220,368
   Opko Health, Inc.*                                                                      10,700         39,911
   Orexigen Therapeutics, Inc.*(1)                                                          4,375         12,294
   Osiris Therapeutics, Inc.*                                                               1,794         13,024
   PDL BioPharma, Inc.                                                                     13,136         76,189
   Peregrine Pharmaceuticals, Inc.*(1)                                                      9,870         23,293
   Pharmacyclics, Inc.*                                                                     4,040         23,796
   Pharmasset, Inc.*                                                                        3,488        274,540
   Progenics Pharmaceuticals, Inc.*                                                         1,706         10,543
   Rigel Pharmaceuticals, Inc.*                                                             4,261         30,296

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   Sangamo Biosciences, Inc.*(1)                                                            6,355   $     52,937
   Savient Pharmaceuticals, Inc.*                                                           6,548         69,409
   Sciclone Pharmaceuticals, Inc.*                                                          2,980         12,039
   Seattle Genetics, Inc.*(1)                                                               9,095        141,609
   SIGA Technologies, Inc.*                                                                 4,360         52,756
   Spectrum Pharmaceuticals, Inc.*                                                          4,450         39,560
   StemCells, Inc.*                                                                        14,220         12,940
   SuperGen, Inc.*                                                                          2,500          7,750
   Synta Pharmaceuticals Corp.*                                                             2,000         10,520
   Targacept, Inc.*(1)                                                                      2,510         66,741
   Theravance, Inc.*(1)                                                                     7,066        171,139
   Vanda Pharmaceuticals, Inc.*                                                             2,420         17,642
   Vical, Inc.*                                                                             6,870         20,335
   Zalicus, Inc.*                                                                          20,600         49,852
   ZIOPHARM Oncology, Inc.*(1)                                                              6,350         39,687
   Zogenix, Inc.*(1)                                                                        3,430         17,150
                                                                                                    ------------
                                                                                                       4,446,875
                                                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
   Abaxis, Inc.*                                                                            1,891         54,536
   ABIOMED, Inc.*(1)                                                                        2,382         34,610
   AccuRay, Inc.*                                                                           4,530         40,906
   Align Technology, Inc.*                                                                  5,701        116,757
   Alphatec Holdings, Inc.*                                                                 6,490         17,523
   American Medical Systems Holdings, Inc.*                                                 8,054        174,289
   Analogic Corp.                                                                           1,208         68,312
   AngioDynamics, Inc.*                                                                     1,899         28,713
   Antares Pharma, Inc.*                                                                   12,450         22,410
   Arthrocare Corp.*                                                                        3,860        128,692
   Atrion Corp.                                                                               160         27,915
   Cantel Medical Corp.                                                                     1,044         26,883
   Cerus Corp.*                                                                            13,080         37,801
   Conceptus, Inc.*                                                                         4,561         65,906
   Conmed Corp.*                                                                            3,283         86,277
   Cryolife, Inc.*                                                                          1,550          9,455
   Cutera, Inc.*                                                                            1,530         13,112
   Cyberonics, Inc.*(1)                                                                     3,190        101,474
   Cynosure, Inc.- Class A*                                                                   603          8,376
   Delcath Systems, Inc.*(1)                                                                6,080         44,810
   DexCom, Inc.*                                                                            5,313         82,458
   DynaVox, Inc. - Class A*                                                                 1,310          7,231
   Endologix, Inc.*                                                                         3,330         22,577
   Exactech, Inc.*                                                                            622         10,916
   Greatbatch, Inc.*                                                                        2,431         64,324
   Haemonetics Corp.*                                                                       2,405        157,624
   Hansen Medical, Inc.*(1)                                                                 1,503          3,322
   HeartWare International, Inc.*(1)                                                        1,010         86,385
   ICU Medical, Inc.*                                                                       1,357         59,409
   Immucor, Inc.*                                                                           7,119        140,814
   Insulet Corp.*(1)                                                                        6,181        127,452
   Integra LifeSciences Holdings Corp.*                                                     2,187        103,708
   Invacare Corp.                                                                           3,214        100,020
   IRIS International, Inc.*                                                                2,395         21,603
   Kensey Nash Corp.*                                                                         558         13,900
   MAKO Surgical Corp.*                                                                     3,210         77,682
   Masimo Corp.                                                                             5,271        174,470
   Medical Action Industries, Inc.*                                                         1,124          9,442
   MELA Sciences, Inc.*(1)                                                                  1,820          6,406
   Meridian Bioscience, Inc.(1)                                                             4,994        119,806
   Merit Medical Systems, Inc.*                                                             3,352         65,766
   Natus Medical, Inc.*                                                                     2,313         38,858
   Neogen Corp.*                                                                            2,413         99,850
   NuVasive, Inc.*                                                                          4,570        115,712
   NxStage Medical, Inc.*                                                                   4,081         89,700
   OraSure Technologies, Inc.*                                                              3,287         25,836
   Orthofix International N.V.                                                              1,861         60,408
   Orthovita, Inc.*                                                                         6,498         13,841
   Palomar Medical Technologies, Inc.*                                                      1,403         20,835
   Quidel Corp.*(1)                                                                         2,587         30,941
   Rochester Medical Corp.*                                                                   470          5,396
   RTI Biologics, Inc.*                                                                     4,000         11,440
   Sirona Dental Systems, Inc.*                                                             3,462        173,654
   Solta Medical, Inc.*                                                                     9,510         31,383
   SonoSite, Inc.*                                                                          2,265         75,470
   Spectranetics Corp.*                                                                     1,838          8,657
   Staar Surgical Co.*                                                                      4,000         22,280
   Stereotaxis, Inc.*                                                                       2,246          8,692
   STERIS Corp.                                                                             5,980        206,549
   SurModics, Inc.*                                                                         2,360         29,500
   Symmetry Medical, Inc.*                                                                  3,068         30,066
   Syneron Medical, Ltd.                                                                    3,610         47,074
   Synovis Life Technologies, Inc.*                                                           494          9,475
   TomoTherapy, Inc.*                                                                       4,263         19,482
   Unilife Corp.*(1)                                                                        5,050         28,634
   Vascular Solutions, Inc.*                                                                1,990         21,711
   Volcano Corp.*                                                                           5,169        132,326
   West Pharmaceutical Services, Inc.                                                       3,330        149,084
   Wright Medical Group, Inc.*                                                              3,480         59,195
   Young Innovations, Inc.                                                                  1,140         35,796
   Zoll Medical Corp.*                                                                      1,933         86,618
                                                                                                    ------------
                                                                                                       4,252,535
                                                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES -- 3.4%
   Accretive Health, Inc.*(1)                                                                 910         25,262
   Air Methods Corp.*                                                                       1,051         70,680
   Alliance HealthCare Services, Inc.*                                                      3,130         13,835
   Allied Healthcare International, Inc.*                                                   5,750         14,605
   Almost Family, Inc.*                                                                     1,238         46,598
   Amedisys, Inc.*(1)                                                                       2,976        104,160
   America Service Group, Inc.                                                                810         20,768
   American Dental Partners, Inc.*                                                          2,590         33,981
   AMERIGROUP Corp.*                                                                        5,758        369,952
   AMN Healthcare Services, Inc.*                                                           2,908         25,183
   AmSurg Corp.*                                                                            3,380         85,987
   Assisted Living Concepts, Inc. - Class A*                                                  772         30,216
   Bio-Reference Labs, Inc.*                                                                2,118         47,528
   BioScrip, Inc.*                                                                          4,040         19,028
   Capital Senior Living Corp.*                                                             2,468         26,210
   CardioNet, Inc.*                                                                         1,800          8,622
   Catalyst Health Solutions, Inc.*                                                         4,206        235,242
   Centene Corp.*                                                                           5,087        167,769
   Chemed Corp.                                                                             2,385        158,865
   Chindex International, Inc.*                                                               861         13,819
   Continucare Corp.*                                                                       1,590          8,507
   Corvel Corp.*                                                                              890         47,330
   Cross Country Healthcare, Inc.*                                                          2,414         18,902
   Emeritus Corp.*(1)                                                                       1,696         43,180
   ExamWorks Group, Inc.*                                                                   2,680         59,576
   Five Star Quality Care, Inc.*                                                            5,300         43,089
   Gentiva Health Services, Inc.*                                                           2,747         76,999
   Hanger Orthopedic Group, Inc.*                                                           2,263         58,906

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   HealthSouth Corp.*                                                                       9,914   $    247,652
   Healthspring, Inc.*                                                                      5,993        223,959
   Healthways, Inc.*                                                                        3,190         49,030
   HMS Holdings Corp.*                                                                      2,929        239,739
   IPC The Hospitalist Co., Inc.*                                                           1,920         87,187
   Kindred Healthcare, Inc.*(1)                                                             4,569        109,108
   Landauer, Inc.                                                                           1,066         65,580
   LCA - Vision, Inc.*                                                                      2,740         18,495
   LHC Group, Inc.*                                                                         1,497         44,910
   Magellan Health Services, Inc.*                                                          3,395        166,627
   Medcath Corp.*                                                                           1,454         20,283
   Metropolitan Health Networks, Inc.*                                                      4,330         20,481
   Molina Healthcare, Inc.*                                                                 1,848         73,920
   MWI Veterinary Supply, Inc.*                                                             1,080         87,134
   National HealthCare Corp.                                                                1,000         46,490
   National Research Corp.                                                                    460         15,612
   Owens & Minor, Inc.                                                                      7,146        232,102
   PDI, Inc.*                                                                                 130          1,054
   PharMerica Corp.*                                                                        3,989         45,634
   PSS World Medical, Inc.*(1)                                                              6,442        174,900
   RehabCare Group, Inc.*                                                                   2,902        106,997
   Rural/Metro Corp.*                                                                       2,800         47,712
   Select Medical Holdings Corp.*                                                           7,470         60,208
   Skilled Healthcare Group, Inc. - Class A*                                                1,569         22,578
   Sun Healthcare Group, Inc.*                                                              2,163         30,433
   Sunrise Senior Living, Inc.*                                                             6,400         76,352
   Team Health Holdings, Inc.*                                                              1,670         29,192
   The Ensign Group, Inc.                                                                   1,329         42,435
   The Providence Service Corp.*                                                            1,450         21,721
   Triple-S Management Corp. - Class B*                                                     2,581         53,117
   U.S. Physical Therapy, Inc.                                                                812         18,140
   Universal American Corp.                                                                 3,063         70,173
   WellCare Health Plans, Inc.*                                                             4,220        177,029
                                                                                                    ------------
                                                                                                       4,600,783
                                                                                                    ------------
   HEALTH CARE TECHNOLOGY -- 0.5%
   Athenahealth, Inc.*(1)                                                                   4,110        185,484
   Computer Programs & Systems, Inc.                                                        1,183         76,043
   MedAssets, Inc.*                                                                         4,359         66,562
   Medidata Solutions, Inc.*                                                                1,720         43,980
   MedQuist, Inc.                                                                              70            720
   Merge Healthcare, Inc.*                                                                  8,560         41,773
   Omnicell, Inc.*                                                                          3,448         52,548
   Quality Systems, Inc.(1)                                                                 1,938        161,513
   Transcend Services, Inc.*                                                                1,550         37,200
   Vital Images, Inc.*                                                                      1,210         16,347
                                                                                                    ------------
                                                                                                         682,170
                                                                                                    ------------
   LIFE SCIENCES TOOLS & SERVICES -- 0.6%
   Affymetrix, Inc.*                                                                        6,094         31,750
   Albany Molecular Research, Inc.*                                                         1,747          7,442
   Bruker Corp.*                                                                            7,716        160,878
   Caliper Life Sciences, Inc.*                                                             5,290         35,760
   Cambrex Corp.*                                                                           2,214         12,177
   Dionex Corp.*                                                                            1,905        224,885
   Enzo Biochem, Inc.*                                                                      2,252          9,436
   eResearch Technology, Inc.*                                                              5,393         36,511
   Furiex Pharmaceuticals, Inc.*                                                              720         12,153
   Kendle International, Inc.*                                                              1,856         19,878
   Luminex, Corp.*                                                                          4,118         77,254
   Pacific Biosciences of California, Inc.*(1)                                              1,380         19,389
   Parexel International Corp.*                                                             5,679        141,407
   PURE Bioscience, Inc.*(1)                                                                  680          1,061
   Sequenom, Inc.*(1)                                                                       9,508         60,186
                                                                                                    ------------
                                                                                                         850,167
                                                                                                    ------------
   PHARMACEUTICALS -- 1.3%
   Acura Pharmaceuticals, Inc.*(1)                                                          1,700          5,372
   Akorn, Inc.*                                                                             6,690         38,601
   Alexza Pharmaceuticals, Inc.*                                                            7,600         12,920
   Auxilium Pharmaceuticals, Inc.*(1)                                                       4,041         86,760
   AVANIR Pharmaceuticals, Inc. - Class A*(1)                                              17,180         70,094
   Biodel, Inc.*(1)                                                                         1,021          2,144
   Cadence Pharmaceuticals, Inc.*(1)                                                        1,939         17,858
   Caraco Pharmaceutical Laboratories, Ltd.*                                                1,004          5,221
   Corcept Therapeutics, Inc.*                                                                490          2,083
   Cornerstone Therapeutics, Inc.*                                                             20            132
   Cumberland Pharmaceuticals, Inc.*(1)                                                     1,200          6,636
   Depomed, Inc.*                                                                           4,260         42,770
   Durect Corp.*                                                                            5,105         18,378
   Hi-Tech Pharmacal Co., Inc.*                                                               990         19,929
   Impax Laboratories, Inc.*                                                                6,330        161,099
   Inspire Pharmaceuticals, Inc.*                                                           6,154         24,370
   Jazz Pharmaceuticals, Inc.*                                                              2,400         76,440
   Lannett Co., Inc.*                                                                       3,990         22,264
   MAP Pharmaceuticals, Inc.*                                                               1,184         16,327
   Medicis Pharmaceutical Corp. - Class A                                                   5,897        188,940
   Nektar Therapeutics*                                                                    12,062        114,227
   Obagi Medical Products, Inc.*                                                            1,300         16,432
   Optimer Pharmaceuticals, Inc.*(1)                                                        3,575         42,292
   Pain Therapeutics, Inc.*                                                                 4,870         46,557
   Par Pharmaceutical Cos., Inc.*                                                           3,410        105,983
   Pozen, Inc.*                                                                             2,145         11,519
   Questcor Pharmaceuticals, Inc.*                                                          7,519        108,349
   Salix Pharmaceuticals, Ltd.*(1)                                                          5,647        197,814
   Santarus, Inc.*                                                                          3,410         11,662
   Somaxon Pharmaceuticals, Inc.*(1)                                                        4,790         13,556
   Sucampo Pharmaceuticals, Inc.- Class A*                                                    892          3,746
   The Medicines Co.*                                                                       4,789         78,013
   ViroPharma, Inc.*                                                                        7,624        151,718
   Vivus, Inc.*(1)                                                                          7,936         49,124
   XenoPort, Inc.*                                                                          2,664         15,798
                                                                                                    ------------
                                                                                                       1,785,128
                                                                                                    ------------
 TOTAL HEALTH CARE                                                                                    16,617,658
                                                                                                    ------------
 INDUSTRIALS -- 15.4%
   AEROSPACE & DEFENSE -- 1.9%
   AAR Corp.*                                                                               3,676        101,899
   Aerovironment, Inc.*                                                                     1,964         68,681
   American Science & Engineering, Inc.                                                       964         89,035
   Astronics Corp.*                                                                         1,310         32,973
   Ceradyne, Inc.*                                                                          2,822        127,216
   Cubic Corp.                                                                              1,728         99,360
   Curtiss-Wright Corp.                                                                     4,736        166,423
   DigitalGlobe, Inc.*                                                                      2,940         82,408

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   Ducommun, Inc.                                                                           1,524   $     36,424
   Esterline Technologies Corp.*                                                            3,067        216,898
   GenCorp, Inc.*(1)                                                                        6,709         40,120
   GeoEye, Inc.*                                                                            2,249         93,513
   Global Defense Technology & Systems, Inc.*                                                 820         19,860
   HEICO Corp.(1)                                                                           3,113        194,625
   Herley Industries, Inc.*                                                                 1,153         21,907
   Hexcel Corp.*                                                                            9,783        192,627
   Keyw Holding Corp./The*                                                                  2,140         26,279
   Kratos Defense & Security Solutions, Inc.*                                               2,070         29,477
   Ladish Co., Inc.*                                                                        2,280        124,602
   LMI Aerospace, Inc.*                                                                       657         13,278
   Moog, Inc. - Class A*                                                                    5,306        243,598
   National Presto Industries, Inc.                                                           432         48,678
   Orbital Sciences Corp.*                                                                  5,221         98,781
   Taser International, Inc.*                                                               4,151         16,895
   Teledyne Technologies, Inc.*                                                             3,784        195,671
   Triumph Group, Inc.                                                                      1,800        159,210
                                                                                                    ------------
                                                                                                       2,540,438
                                                                                                    ------------
   AIR FREIGHT & LOGISTICS -- 0.4%
   Air Transport Services Group, Inc.*                                                      6,210         52,475
   Atlas Air Worldwide Holdings, Inc.*                                                      2,784        194,100
   Forward Air Corp.                                                                        2,801         85,795
   Hub Group, Inc. - Class A*                                                               3,642        131,804
   Pacer International, Inc.*                                                               2,735         14,386
   Park-Ohio Holdings Corp.*                                                                1,020         21,073
                                                                                                    ------------
                                                                                                         499,633
                                                                                                    ------------
   AIRLINES -- 0.6%
   AirTran Holdings, Inc.*                                                                 13,362         99,547
   Alaska Air Group, Inc.*                                                                  3,537        224,317
   Allegiant Travel Co.(1)                                                                  1,814         79,471
   Hawaiian Holdings, Inc.*                                                                 5,293         31,811
   JetBlue Airways Corp.*(1)                                                               23,874        149,690
   Pinnacle Airlines Corp.*                                                                 3,780         21,735
   Republic Airways Holdings, Inc.*(1)                                                      3,301         21,225
   SkyWest, Inc.                                                                            6,463        109,354
   US Airways Group, Inc.*(1)                                                              16,016        139,499
                                                                                                    ------------
                                                                                                         876,649
                                                                                                    ------------
   BUILDING PRODUCTS -- 0.6%
   AAON, Inc.                                                                               1,752         57,641
   American Woodmark Corp.                                                                    645         13,468
   Ameron International Corp.                                                               1,337         93,309
   Apogee Enterprises, Inc.(1)                                                              3,807         50,214
   Builders FirstSource, Inc.*                                                              2,760          7,838
   Gibraltar Industries, Inc.*                                                              3,940         47,004
   Griffon Corp.*                                                                           4,619         60,648
   Insteel Industries, Inc.                                                                 1,260         17,817
   NCI Building Systems, Inc.*                                                              1,852         23,465
   Quanex Building Products Corp.                                                           3,903         76,616
   Simpson Manufacturing Co., Inc.                                                          3,781        111,388
   Smith (A.O.) Corp.                                                                       3,568        158,205
   Trex Co., Inc.*(1)                                                                       1,199         39,111
   Universal Forest Products, Inc.                                                          2,086         76,452
                                                                                                    ------------
                                                                                                         833,176
                                                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES -- 2.4%
   ABM Industries, Inc.                                                                     5,489        139,366
   ACCO Brands Corp.*                                                                       5,070         48,368
   American Reprographics Co.*                                                              4,238         43,863
   APAC Customer Services, Inc.*                                                            3,800         22,838
   Casella Waste Systems, Inc. - Class A*                                                   4,260         30,544
   Cenveo, Inc.*                                                                            4,333         28,295
   Clean Harbors, Inc.*                                                                     2,467        243,394
   CompX International, Inc.                                                                   70          1,103
   Consolidated Graphics, Inc.*                                                               832         45,452
   Courier Corp.                                                                              824         11,503
   Deluxe Corp.                                                                             4,745        125,932
   EnergySolutions, Inc.                                                                   11,771         70,155
   EnerNOC, Inc.*(1)                                                                        1,994         38,105
   Ennis, Inc.                                                                              2,099         35,746
   Fuel Tech, Inc.*                                                                         1,231         10,956
   G & K Services, Inc. - Class A                                                           2,334         77,606
   Healthcare Services Group, Inc.                                                          6,865        120,687
   Herman Miller, Inc.                                                                      5,815        159,854
   Higher One Holdings, Inc.*                                                               1,040         15,028
   HNI Corp.                                                                                4,403        138,959
   Innerworkings, Inc.*(1)                                                                  1,930         14,243
   Interface, Inc. - Class A                                                                4,985         92,173
   Kimball International, Inc. - Class B                                                    2,860         20,020
   Knoll, Inc.                                                                              4,272         89,541
   M&F Worldwide Corp.*                                                                     1,183         29,717
   McGrath RentCorp                                                                         2,210         60,267
   Metalico, Inc.*                                                                          5,973         37,152
   Mine Safety Appliances Co.                                                               2,283         83,718
   Mobile Mini, Inc.*                                                                       3,468         83,301
   Multi-Color Corp.                                                                          681         13,763
   Rollins, Inc.                                                                            6,991        141,917
   Schawk, Inc.                                                                             1,373         26,691
   Standard Parking Corp.*                                                                  1,308         23,230
   Steelcase, Inc. -  Class A                                                               6,570         74,767
   Sykes Enterprises, Inc.*                                                                 4,712         93,156
   Team, Inc.*                                                                              2,234         58,665
   Tetra Tech, Inc.*                                                                        6,084        150,214
   The Brink's Co.                                                                          4,630        153,299
   The GEO Group, Inc.*                                                                     6,658        170,711
   The Standard Register Co.                                                                1,208          4,011
   Unifirst Corp.                                                                           1,648         87,361
   United Stationers, Inc.                                                                  2,629        186,790
   US Ecology, Inc.                                                                         1,614         28,132
   Viad Corp.                                                                               2,035         48,718
                                                                                                    ------------
                                                                                                       3,179,311
                                                                                                    ------------
   CONSTRUCTION & ENGINEERING -- 0.8%
   Argan, Inc.*                                                                               160          1,370
   Comfort Systems USA, Inc.                                                                4,111         57,842
   Dycom Industries, Inc.*                                                                  3,097         53,702
   EMCOR Group, Inc.*                                                                       6,572        203,535
   Furmanite Corp.*                                                                         2,481         19,848
   Granite Construction, Inc.                                                               3,420         96,102
   Great Lakes Dredge & Dock Corp.                                                          6,716         51,243
   Insituform Technologies, Inc. - Class A*                                                 4,043        108,150
   Layne Christensen Co.*                                                                   1,640         56,580
   MasTec, Inc.*                                                                            6,004        124,883
   Michael Baker Corp.*                                                                     1,374         39,942
   MYR Group, Inc.*                                                                         1,850         44,252
   Northwest Pipe Co.*                                                                      1,041         23,870
   Orion Marine Group, Inc.*                                                                2,438         26,184

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   Pike Electric Corp.*                                                                     1,200   $     11,424
   Primoris Services Corp.                                                                  3,550         35,997
   Sterling Construction Co., Inc.*                                                         1,755         29,624
   Tutor Perini Corp.                                                                       2,761         67,258
                                                                                                    ------------
                                                                                                       1,051,806
                                                                                                    ------------
   ELECTRICAL EQUIPMENT -- 1.7%
   A123 Systems, Inc.*(1)                                                                   7,090         45,021
   Acuity Brands, Inc.                                                                      4,323        252,852
   Advanced Battery Technologies, Inc.*(1)                                                  9,269         17,982
   American Superconductor Corp.*(1)                                                        5,465        135,915
   AZZ, Inc.                                                                                  987         45,007
   Belden, Inc.                                                                             4,874        183,019
   Brady Corp. - Class A                                                                    5,839        208,394
   Broadwind Energy, Inc.*                                                                 12,360         16,192
   Capstone Turbine Corp.*(1)                                                              22,630         40,960
   Encore Wire Corp.                                                                        2,207         53,718
   Ener1, Inc.*(1)                                                                          9,360         27,706
   EnerSys, Inc.*                                                                           5,087        202,208
   Franklin Electric Co., Inc.                                                              2,596        119,935
   FuelCell Energy, Inc.*(1)                                                               14,744         31,552
   Generac Holdings, Inc.*                                                                  1,380         28,000
   GrafTech International, Ltd.*                                                           12,414        256,101
   Hoku Corp.*(1)                                                                           9,180         18,360
   II-VI, Inc.*                                                                             2,677        133,181
   LaBarge, Inc.*                                                                             771         13,647
   LSI Industries, Inc.                                                                     1,623         11,750
   Polypore International, Inc.*                                                            2,487        143,201
   Powell Industries, Inc.*                                                                   739         29,146
   PowerSecure International, Inc.*                                                         2,736         23,530
   Preformed Line Products Co.                                                                194         13,419
   Satcon Technology Corp.*(1)                                                             12,310         47,517
   UQM Technologies, Inc.*                                                                  5,970         17,791
   Vicor Corp.                                                                              1,899         31,314
   Woodward Governor Co.                                                                    6,301        217,763
                                                                                                    ------------
                                                                                                       2,365,181
                                                                                                    ------------
   INDUSTRIAL CONGLOMERATES -- 0.2%
   Raven Industries, Inc.                                                                   1,761        108,160
   Seaboard Corp.                                                                              37         89,281
   Standex International Corp.                                                              1,128         42,740
   Tredegar Corp.                                                                           2,458         53,044
   United Capital Corp.*                                                                      500         14,150
                                                                                                    ------------
                                                                                                         307,375
                                                                                                    ------------
   MACHINERY -- 3.4%
   3-D Systems Corp.*                                                                       2,185        106,082
   Actuant Corp. - Class A                                                                  6,670        193,430
   Alamo Group, Inc.                                                                          769         21,109
   Albany International Corp. - Class A                                                     3,150         78,435
   Altra Holdings, Inc.*                                                                    2,853         67,388
   American Railcar Industries, Inc.*                                                         589         14,701
   Ampco-Pittsburgh Corp.                                                                     586         16,162
   Astec Industries, Inc.*                                                                  1,601         59,701
   Badger Meter, Inc.                                                                       1,648         67,914
   Barnes Group, Inc.(1)                                                                    4,395         91,768
   Blount International, Inc.*                                                              5,050         80,699
   Briggs & Stratton Corp.                                                                  4,758        107,769
   Cascade Corp.                                                                            1,113         49,618
   Chart Industries, Inc.*                                                                  3,249        178,825
   CIRCOR International, Inc.                                                               1,988         93,476
   Clarcor, Inc.                                                                            5,168        232,198
   Colfax Corp.*                                                                            3,065         70,342
   Columbus McKinnon Corp.*                                                                 1,825         33,690
   Commercial Vehicle Group, Inc.*                                                          2,500         44,600
   Douglas Dynamics, Inc.                                                                   1,520         21,675
   Dynamic Materials Corp.                                                                    835         23,338
   Energy Recovery, Inc.*(1)                                                                2,459          7,820
   EnPro Industries, Inc.*                                                                  2,207         80,158
   ESCO Technologies, Inc.                                                                  3,002        114,526
   Federal Signal Corp.                                                                     5,229         34,041
   Flow International, Corp.*                                                               6,661         29,242
   Force Protection, Inc.*                                                                  6,194         30,351
   FreightCar America, Inc.*                                                                2,353         76,496
   Graham Corp.                                                                               665         15,920
   Greenbrier Cos., Inc.*                                                                   2,580         73,220
   John Bean Technologies Corp.                                                             2,310         44,421
   Kadant, Inc.*                                                                            1,464         38,342
   Kaydon Corp.                                                                             4,122        161,541
   L.B. Foster Co. - Class A                                                                  856         36,902
   Lindsay Corp.(1)                                                                         1,138         89,925
   Lydall, Inc.*                                                                            2,910         25,870
   Meritor, Inc.*                                                                           9,760        165,627
   Met-Pro Corp.                                                                            1,500         17,850
   Middleby Corp.*                                                                          1,664        155,118
   Miller Industries, Inc.                                                                  1,600         25,984
   Mueller Industries, Inc.                                                                 3,506        128,390
   Mueller Water Products, Inc. - Class A                                                  14,280         63,974
   NACCO Industries, Inc. - Class A                                                           556         61,533
   Nordson Corp.                                                                            3,757        432,280
   Omega Flex, Inc.*                                                                          150          2,018
   PMFG, Inc.*(1)                                                                           1,717         36,641
   RBC Bearings, Inc.*                                                                      2,457         93,931
   Robbins & Myers, Inc.                                                                    4,419        203,230
   Sauer-Danfoss, Inc.*                                                                       954         48,587
   Sun Hydraulics Corp.                                                                     1,265         54,521
   Tecumseh Products Co. - Class A*                                                         1,562         15,651
   Tennant Co.                                                                              1,891         79,498
   The Gorman-Rupp Co.                                                                      1,200         47,268
   Titan International, Inc.(1)                                                             5,145        136,908
   Trimas Corp.*                                                                            2,020         43,430
   Twin Disc, Inc.                                                                            833         26,839
   Wabash National Corp.*                                                                   8,240         95,419
   Watts Water Technologies, Inc. - Class A                                                 2,884        110,140
   Xerium Technologies, Inc.*                                                               1,490         35,835
                                                                                                    ------------
                                                                                                       4,592,367
                                                                                                    ------------
   MARINE -- 0.1%
   Baltic Trading, Ltd.                                                                     2,070         18,879
   Eagle Bulk Shipping, Inc.                                                                5,728         21,308
   Excel Maritime Carriers, Ltd.(1)                                                         4,260         18,275
   Genco Shipping & Trading, Ltd.                                                           2,319         24,976
   Horizon Lines, Inc. - Class A                                                            2,278          1,936
   International Shipholding Corp.                                                          1,295         32,246
   Ultrapetrol Bahamas, Ltd.(1)                                                             1,180          5,994
                                                                                                    ------------
                                                                                                         123,614
                                                                                                    ------------
   PROFESSIONAL SERVICES -- 1.2%
   Acacia Research - Acacia Technologies*                                                   3,860        132,089
   Barrett Business Services, Inc.                                                            910         14,615
   CBIZ, Inc.*                                                                              5,847         42,157

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   CDI Corp.                                                                                1,113   $     16,461
   CoStar Group, Inc.*                                                                      2,269        142,221
   CRA International, Inc.*                                                                 1,697         48,925
   Dolan Media Co.*                                                                         4,139         50,247
   Exponent, Inc.*                                                                          1,287         57,413
   Franklin Covey Co.*                                                                        350          3,031
   GP Strategies Corp.*                                                                     1,400         19,040
   Heidrick & Struggles International, Inc.                                                 1,660         46,198
   Hill International, Inc.*                                                                1,739          9,199
   Hudson Highland Group, Inc.*                                                             4,380         28,470
   Huron Consulting Group, Inc.*                                                            2,032         56,266
   ICF International, Inc.*                                                                 1,747         35,883
   Inspeity, Inc.                                                                           2,001         60,790
   Kelly Services, Inc. - Class A*                                                          3,297         71,578
   Kforce, Inc.*                                                                            2,473         45,256
   Korn/Ferry International*                                                                4,864        108,321
   Mistras Group, Inc.*                                                                     2,230         38,378
   Navigant Consulting, Inc.*                                                               5,292         52,867
   On Assignment, Inc.*                                                                     2,935         27,765
   Resources Connection, Inc.                                                               5,115         99,180
   School Specialty, Inc.*                                                                  1,926         27,542
   SFN Group, Inc.*                                                                         4,854         68,393
   The Advisory Board Co.*                                                                  1,398         71,997
   The Corporate Executive Board Co.                                                        3,200        129,184
   Trueblue, Inc.*                                                                          5,221         87,661
   VSE Corp.                                                                                  296          8,794
                                                                                                    ------------
                                                                                                       1,599,921
                                                                                                    ------------
   ROAD & RAIL -- 1.1%
   Amerco, Inc.*                                                                              792         76,824
   Arkansas Best Corp.                                                                      2,276         58,994
   Avis Budget Group, Inc.*(1)                                                              9,860        176,593
   Celadon Group, Inc.*                                                                     1,888         30,661
   Dollar Thrifty Automotive Group, Inc.*(1)                                                2,850        190,180
   Genesee & Wyoming, Inc. - Class A*                                                       4,107        239,027
   Heartland Express, Inc.(1)                                                               6,378        111,998
   Knight Transportation, Inc.                                                              6,017        115,827
   Marten Transport, Ltd.                                                                   1,499         33,428
   Old Dominion Freight Line, Inc.*                                                         4,330        151,940
   Patriot Transportation Holding, Inc.*                                                      930         24,878
   Quality Distribution, Inc.*                                                              2,380         28,203
   RailAmerica, Inc.*                                                                       3,170         54,017
   Roadrunner Transportation Systems, Inc.*                                                 1,120         16,800
   Saia, Inc.*                                                                              1,519         24,896
   Universal Truckload Services, Inc.*                                                        380          6,555
   USATruck, Inc.*                                                                            710          9,230
   Werner Enterprises, Inc.(1)                                                              4,311        114,112
                                                                                                    ------------
                                                                                                       1,464,163
                                                                                                    ------------
   TRADING COMPANIES & DISTRIBUTORS -- 1.0%
   Aceto Corp.                                                                              1,963         15,645
   Aircastle, Ltd.                                                                          6,555         79,119
   Applied Industrial Technologies, Inc.                                                    4,050        134,703
   Beacon Roofing Supply, Inc.*                                                             5,264        107,754
   BlueLinx Holdings, Inc.*                                                                 3,250         12,025
   CAI International, Inc.*                                                                   990         25,601
   DXP Enterprises, Inc.*                                                                     640         14,771
   H&E Equipment Services, Inc.*                                                            2,905         56,677
   Houston Wire & Cable Co.                                                                 1,199         17,529
   Interline Brands, Inc.*                                                                  3,088         62,995
   Kaman Corp.                                                                              2,412         84,902
   Lawson Products, Inc.                                                                      430          9,907
   RSC Holdings, Inc.*                                                                      4,584         65,918
   Rush Enterprises, Inc. - Class A*                                                        2,950         58,410
   SeaCube Container Leasing Ltd.                                                           1,630         26,096
   TAL International Group, Inc.                                                            1,889         68,514
   Textainer Group Holdings, Ltd.                                                             854         31,735
   Titan Machinery, Inc.*                                                                   1,750         44,188
   United Rentals, Inc.*(1)                                                                 7,310        243,277
   Watsco, Inc.(1)                                                                          2,733        190,518
                                                                                                    ------------
                                                                                                       1,350,284
                                                                                                    ------------
 TOTAL INDUSTRIALS                                                                                    20,783,918
                                                                                                    ------------
 INFORMATION TECHNOLOGY -- 18.9%
   COMMUNICATIONS EQUIPMENT -- 3.0%
   Acme Packet, Inc.*                                                                       4,793        340,111
   Adtran, Inc.                                                                             6,891        292,592
   Anaren, Inc.*                                                                            1,241         24,944
   Arris Group, Inc.*                                                                      13,761        175,315
   Aruba Networks, Inc.*(1)                                                                 7,705        260,737
   Aviat Networks, Inc.*                                                                    5,548         28,683
   Bel Fuse, Inc. - Class B                                                                 1,167         25,686
   Bigband Networks, Inc.*                                                                  4,177         10,651
   Black Box Corp.                                                                          1,848         64,957
   Blue Coat Systems, Inc.*(1)                                                              4,414        124,298
   Calix, Inc.*                                                                             1,544         31,359
   Comtech Telecommunications Corp.                                                         3,379         91,841
   DG FastChannel, Inc.*                                                                    2,417         77,876
   Digi International, Inc.*                                                                1,982         20,930
   EMS Technologies, Inc.*                                                                  1,173         23,055
   Emulex Corp.*                                                                           11,330        120,891
   Extreme Networks, Inc.*                                                                  8,316         29,106
   Finisar Corp.*(1)                                                                        8,460        208,116
   Globecomm Systems, Inc.*                                                                 1,996         24,611
   Harmonic, Inc.*                                                                         11,202        105,075
   Infinera Corp.*                                                                          8,476         71,114
   InterDigital, Inc.(1)                                                                    4,408        210,306
   Ixia*                                                                                    4,065         64,552
   KVH Industries, Inc.*                                                                    1,690         25,553
   Loral Space & Communications, Inc.*                                                      1,181         91,587
   Meru Networks, Inc.*(1)                                                                  1,250         25,387
   Netgear, Inc.*                                                                           4,477        145,234
   Network Engines, Inc.*                                                                   1,040          2,111
   Network Equipment Technologies, Inc.*                                                    2,240          8,445
   Oclaro, Inc.*(1)                                                                         5,220         60,082
   Oplink Communications, Inc.*                                                             1,701         33,152
   Opnext, Inc.*                                                                            3,388          8,233
   PC-Tel, Inc.*                                                                            1,868         14,328
   Plantronics, Inc.                                                                        4,666        170,869
   Powerwave Technologies, Inc.*                                                           15,630         70,491
   Riverbed Technology, Inc.*(1)                                                           13,818        520,248
   Seachange International, Inc.*                                                           2,330         22,135
   ShoreTel, Inc.*                                                                          3,330         27,406
   Sonus Networks, Inc.*                                                                   21,970         82,607

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   Sycamore Networks, Inc.                                                                  2,335   $     57,044
   Symmetricom, Inc.*                                                                       3,128         19,175
   Tekelec*                                                                                 7,233         58,732
   UTStarcom, Inc.*                                                                         8,730         20,516
   Viasat, Inc.*                                                                            3,372        134,340
                                                                                                    ------------
                                                                                                       4,024,481
                                                                                                    ------------
   COMPUTERS & PERIPHERALS -- 0.7%
   Avid Technology, Inc.*                                                                   2,737         61,035
   Cray, Inc.*                                                                              2,760         17,802
   Electronics for Imaging, Inc.*                                                           5,358         78,816
   Hutchinson Technology, Inc.*                                                             6,690         18,866
   Hypercom Corp.*                                                                          5,040         60,631
   Imation Corp.*                                                                           2,568         28,608
   Immersion Corp.*                                                                         1,927         14,723
   Intermec, Inc.*                                                                          4,242         45,771
   Intevac, Inc.*                                                                           2,466         30,653
   Novatel Wireless, Inc.*                                                                  2,481         13,546
   Prestek, Inc.*                                                                           6,100         12,688
   Quantum Corp.*                                                                          23,540         59,321
   Rimage Corp.                                                                             1,914         30,911
   Silicon Graphics International Corp.*                                                    3,880         83,032
   STEC, Inc.*(1)                                                                           4,156         83,494
   Stratasys, Inc.*(1)                                                                      2,470        116,090
   Super Micro Computer, Inc.*                                                              3,528         56,589
   Synaptics, Inc.*(1)                                                                      3,563         96,272
   Xyratex Ltd.                                                                             3,140         35,105
                                                                                                    ------------
                                                                                                         943,953
                                                                                                    ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.5%
   Agilysys, Inc.*                                                                          1,880         10,791
   Anixter International, Inc.                                                              2,785        194,644
   Benchmark Electronics, Inc.*                                                             6,290        119,321
   Brightpoint, Inc.*                                                                       7,005         75,934
   Checkpoint Systems, Inc.*                                                                3,983         89,538
   Cognex Corp.                                                                             3,770        106,503
   Coherent, Inc.*                                                                          2,674        155,386
   Comverge, Inc.*                                                                          4,328         20,168
   CTS Corp.                                                                                2,508         27,086
   Daktronics, Inc.                                                                         5,468         58,781
   DDi Corp.                                                                                2,050         21,669
   DTS, Inc.*                                                                               1,517         70,738
   Echelon Corp.*                                                                           2,929         29,671
   Electro Rent Corp.                                                                       1,504         25,839
   Electro Scientific Industries, Inc.*                                                     3,603         62,548
   Fabrinet                                                                                 1,230         24,797
   FARO Technologies, Inc.*                                                                 1,633         65,320
   Gerber Scientific, Inc.*                                                                 3,960         37,066
   Insight Enterprises, Inc.*                                                               4,280         72,888
   IPG Photonics Corp.*                                                                     2,773        159,947
   L-1 Identity Solutions, Inc.*(1)                                                         7,977         93,969
   Littelfuse, Inc.                                                                         2,165        123,621
   Maxwell Technologies, Inc.*                                                              2,468         42,622
   Measurement Specialties, Inc.*                                                           1,461         49,762
   Mercury Computer Systems, Inc.*                                                          3,345         70,780
   Methode Electronics, Inc.                                                                3,057         36,929
   Microvision, Inc.*(1)                                                                    7,100          9,372
   MTS Systems Corp.                                                                        1,470         66,959
   Multi-Fineline Electronix, Inc.*                                                           683         19,274
   Newport Corp.*                                                                           3,122         55,665
   OSI Systems, Inc.*                                                                       1,319         49,502
   Park Electrochemical Corp.                                                               1,882         60,695
   PC Connection, Inc.*                                                                     1,259         11,155
   Plexus Corp.*                                                                            4,468        156,648
   Power-One, Inc.*(1)                                                                      5,430         47,513
   Pulse Electronics Corp.                                                                  3,242         19,614
   Radisys Corp.*                                                                           2,192         18,983
   Richardson Electronics, Ltd.                                                             2,130         28,073
   Rofin-Sinar Technologies, Inc.*                                                          3,083        121,778
   Rogers Corp.*                                                                            1,372         61,822
   Sanmina-SCI Corp.*                                                                       8,340         93,491
   ScanSource, Inc.*                                                                        2,991        113,628
   SMART Modular Technologies (WWH), Inc.                                                   3,800         29,526
   Spectrum Control, Inc.*                                                                  1,280         25,190
   Synnex Corp.*                                                                            2,482         81,236
   TTM Technologies, Inc.*                                                                  8,929        162,151
   Universal Display Corp.*                                                                 3,707        204,033
   Viasystems Group, Inc.*                                                                  1,230         33,567
   X-Rite, Inc.*                                                                            5,060         24,035
   Zygo Corp.*                                                                              1,820         26,608
                                                                                                    ------------
                                                                                                       3,366,836
                                                                                                    ------------
   INTERNET SOFTWARE & SERVICES -- 2.2%
   Ancestry.com, Inc.*                                                                      1,750         62,037
   comScore, Inc.*                                                                          2,765         81,595
   Constant Contact, Inc.*(1)                                                               2,963        103,409
   DealerTrack Holdings, Inc.*                                                              3,858         88,580
   Dice Holdings, Inc.*                                                                       990         14,959
   Digital River, Inc.*(1)                                                                  3,701        138,528
   Earthlink, Inc.                                                                         12,283         96,176
   Envestnet, Inc.*                                                                         1,560         20,966
   GSI Commerce, Inc.*                                                                      6,274        183,640
   InfoSpace, Inc.*                                                                         4,994         43,248
   Internap Network Services Corp.*                                                         3,975         26,116
   Intralinks Holdings, Inc.*                                                                 970         25,938
   j2 Global Communications, Inc.*(1)                                                       4,995        147,402
   Keynote Systems, Inc.                                                                    1,429         26,508
   KIT Digital, Inc.*                                                                       2,390         28,776
   Limelight Networks, Inc.*                                                                6,692         47,915
   Liquidity Services, Inc.*                                                                  800         14,288
   LivePerson, Inc.*                                                                        4,650         58,776
   Local.com Corp.*(1)                                                                      3,140         12,215
   LogMeIn, Inc.*                                                                           1,670         70,407
   LoopNet, Inc.*                                                                           1,892         26,772
   Marchex, Inc. - Class B                                                                  2,015         15,858
   ModusLink Global Solutions, Inc.                                                         4,849         26,476
   Move, Inc.*                                                                             19,590         46,820
   NIC, Inc.                                                                                7,143         89,002
   OpenTable, Inc.*                                                                         1,630        173,350
   Openwave Systems, Inc.*                                                                  9,230         19,752
   Perficient, Inc.*                                                                        1,026         12,322
   QuinStreet, Inc.*                                                                          890         20,230
   Rackspace Hosting, Inc.*                                                                10,397        445,511
   RealNetworks, Inc.*                                                                     11,757         43,736
   RightNow Technologies, Inc.*                                                             1,771         55,432
   Saba Software, Inc.*                                                                     4,330         42,477
   SAVVIS, Inc.*                                                                            4,222        156,594
   Stamps.com, Inc.                                                                           810         10,814
   support.com, Inc.*                                                                       6,691         34,726
   TechTarget, Inc.*                                                                        1,335         11,895
   Terremark Worldwide, Inc.*                                                               6,426        122,094
   The Knot, Inc.*                                                                          4,354         52,466
   Travelzoo, Inc.*(1)                                                                        620         41,286

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   United Online, Inc.                                                                     10,513   $     66,284
   ValueClick, Inc.*                                                                        9,159        132,439
   Vocus, Inc.*                                                                             1,274         32,946
   Zix Corp.*                                                                               4,540         16,707
                                                                                                    ------------
                                                                                                       2,987,468
                                                                                                    ------------
   IT SERVICES -- 2.1%
   Acxiom Corp.*                                                                            6,421         92,141
   CACI International, Inc. - Class A*                                                      3,083        189,050
   Cardtronics, Inc.*                                                                       3,210         65,324
   Cass Information Systems, Inc.                                                             905         35,557
   CIBER, Inc.*                                                                             5,232         35,054
   Computer Task Group, Inc.*                                                               1,060         14,087
   CSG Systems International, Inc.*                                                         3,190         63,609
   Echo Global Logistics, Inc.*(1)                                                          1,180         15,493
   Euronet Worldwide, Inc.*                                                                 4,746         91,740
   ExlService Holdings, Inc.*                                                               1,755         37,118
   Forrester Research, Inc.                                                                 1,405         53,798
   Global Cash Access Holdings, Inc.*                                                       6,251         20,441
   Heartland Payment Systems, Inc.                                                          3,569         62,565
   iGate Corp.                                                                              2,038         38,253
   Integral Systems, Inc.*                                                                  2,349         28,587
   Jack Henry & Associates, Inc.                                                            8,489        287,692
   Lionbridge Technologies, Inc.*                                                           6,910         23,701
   Mantech International Corp. - Class A*                                                   2,331         98,834
   MAXIMUS, Inc.                                                                            1,682        136,528
   MoneyGram International, Inc.*                                                           5,900         20,237
   NCI, Inc. - Class A*                                                                       722         17,595
   Online Resources Corp.*                                                                  2,332          8,815
   Sapient Corp.*                                                                          12,820        146,789
   SRA International, Inc. - Class A*                                                       4,750        134,710
   Syntel, Inc.                                                                             1,145         59,803
   Teletech Holdings, Inc.*                                                                 3,678         71,280
   The Hackett Group, Inc.*                                                                 3,913         15,026
   Tier Technologies, Inc. - Class B*                                                         600          3,300
   TNS, Inc.*                                                                               2,776         43,222
   Unisys Corp.*                                                                            5,031        157,068
   VeriFone Holdings, Inc.*                                                                 9,050        497,298
   Virtusa Corp.*                                                                           1,109         20,772
   Wright Express Corp.*                                                                    3,946        204,561
                                                                                                    ------------
                                                                                                       2,790,048
                                                                                                    ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.9%
   Advanced Analogic Technologies, Inc.*                                                    3,703         13,997
   Advanced Energy Industries, Inc.*                                                        3,732         61,018
   Amkor Technology, Inc.*                                                                  9,184         61,900
   ANADIGICS, Inc.*                                                                         5,660         25,357
   Applied Micro Circuits Corp.*                                                            6,434         66,785
   ATMI, Inc.*                                                                              2,642         49,881
   Axcelis Technologies, Inc.*                                                             14,120         37,418
   AXT, Inc.*                                                                               3,870         27,748
   Brooks Automation, Inc.*                                                                 6,204         85,181
   Cabot Microelectronics Corp.*                                                            2,691        140,605
   Cavium Networks, Inc.*                                                                   4,554        204,611
   Ceva, Inc.*                                                                              2,182         58,325
   Cirrus Logic, Inc.*                                                                      8,920        187,588
   Cohu, Inc.                                                                               2,173         33,377
   Conexant Systems, Inc.*(1)                                                              10,450         24,871
   Cymer, Inc.*                                                                             2,826        159,895
   Diodes, Inc.*                                                                            3,105        105,756
   DSP Group, Inc.*                                                                         1,625         12,513
   Energy Conversion Devices, Inc.*(1)                                                      6,425         14,521
   Entegris, Inc.*                                                                         14,920        130,848
   Entropic Communications, Inc.*                                                           7,080         59,826
   Evergreen Solar, Inc.*(1)                                                                2,080          2,808
   Exar Corp.*                                                                              1,840         11,077
   FEI Co.*                                                                                 3,572        120,448
   FormFactor, Inc.*                                                                        6,351         65,415
   FSI International, Inc.*                                                                 5,320         23,302
   GSI Technology, Inc.*                                                                    3,010         27,361
   GT Solar International, Inc.*(1)                                                         6,374         67,947
   Hittite Microwave Corp.*                                                                 2,798        178,428
   Inphi Corp.*(1)                                                                          1,090         22,901
   Integrated Device Technology, Inc.*                                                     16,900        124,553
   Integrated Silicon Solution, Inc.*                                                       2,780         25,771
   IXYS Corp.*                                                                              1,612         21,649
   Kopin Corp.*(1)                                                                          6,918         31,754
   Kulicke & Soffa Industries, Inc.*                                                        8,340         77,979
   Lattice Semiconductor Corp.*                                                             9,850         58,115
   LTX-Credence Corp.*                                                                      5,093         46,499
   Mattson Technology, Inc.*                                                                5,800         14,152
   MaxLinear, Inc. - Class A*                                                               1,510         12,337
   Micrel, Inc.                                                                             5,756         77,591
   Microsemi Corp.*                                                                         8,792        182,082
   Mindspeed Technologies, Inc.*                                                            3,340         28,256
   MIPS Technologies, Inc.*                                                                 4,960         52,030
   MKS Instruments, Inc.                                                                    4,819        160,473
   Monolithic Power Systems, Inc.*                                                          3,767         53,454
   MoSys, Inc.*                                                                             3,950         23,740
   Nanometrics, Inc.*                                                                       2,170         39,255
   Netlogic Microsystems, Inc.*                                                             6,604        277,500
   NVE Corp.*                                                                                 299         16,846
   Omnivision Technologies, Inc.*                                                           6,721        238,797
   PDF Solutions, Inc.*                                                                     4,330         28,794
   Pericom Semiconductor Corp.*                                                             3,473         36,015
   Photronics, Inc.*                                                                        3,960         35,521
   PLX Technology, Inc.*                                                                    2,083          7,603
   Power Integrations, Inc.                                                                 2,394         91,762
   RF Micro Devices, Inc.*                                                                 26,380        169,096
   Rubicon Technology, Inc.*(1)                                                             1,842         50,987
   Rudolph Technologies, Inc.*                                                              3,127         34,209
   Semtech Corp.*                                                                           6,150        153,873
   Sigma Designs, Inc.*                                                                     2,935         38,008
   Silicon Image, Inc.*                                                                     8,625         77,366
   Spansion, Inc. - Class A*                                                                1,580         29,499
   Standard Microsystems Corp.*                                                             2,584         63,721
   Supertex, Inc.*                                                                          1,515         33,754
   Tessera Techonologies, Inc.*                                                             4,836         88,305
   Trident Microsystems, Inc.*                                                             13,440         15,456
   TriQuint Semiconductor, Inc.*                                                           16,335        210,885
   Ultra Clean Holdings*                                                                    2,600         26,884
   Ultratech, Inc.*                                                                         2,861         84,113
   Veeco Instruments, Inc.*(1)                                                              3,960        201,326
   Volterra Semiconductor Corp.*                                                            2,472         61,380
   Zoran Corp.*                                                                             5,904         61,343
                                                                                                    ------------
                                                                                                       5,244,441
                                                                                                    ------------
   SOFTWARE -- 4.5%
   Accelrys, Inc.*                                                                          4,399         35,192
   ACI Worldwide, Inc.*                                                                     3,804        124,771
   Actuate Corp.*                                                                           4,663         24,248

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   Advent Software, Inc.*                                                                   2,774   $     79,531
   American Software, Inc. - Class A                                                          954          7,040
   Ariba, Inc.*                                                                             9,529        325,320
   Aspen Technology, Inc.*                                                                  6,890        103,281
   Blackbaud, Inc.                                                                          4,322        117,731
   Blackboard, Inc.*(1)                                                                     3,520        127,565
   Bottomline Technologies, Inc.*                                                           3,047         76,602
   BroadSoft, Inc.*                                                                           930         44,352
   CDC Corp. - Class A                                                                      3,320          8,466
   CommVault Systems, Inc.*                                                                 4,481        178,702
   Concur Technologies, Inc.*(1)                                                            3,853        213,649
   Deltek, Inc.*                                                                            1,655         12,578
   DemandTec, Inc.*                                                                         1,475         19,411
   Digimarc Corp.*                                                                          1,200         34,680
   Ebix, Inc.*(1)                                                                           2,808         66,409
   Epicor Software Corp.*                                                                   5,488         60,752
   EPIQ Systems, Inc.                                                                       4,321         62,050
   Fair Isaac Corp.(1)                                                                      4,144        130,992
   FalconStor Software, Inc.*                                                               2,261         10,288
   Fortinet, Inc.*                                                                          4,470        196,680
   Guidance Software, Inc.*                                                                   680          5,698
   Interactive Intelligence, Inc.*                                                          1,593         61,665
   JDA Software Group, Inc.*                                                                4,750        143,735
   Kenexa Corp.*                                                                            2,788         76,921
   Lawson Software, Inc.*                                                                  13,467        162,951
   Magma Design Automation, Inc.*                                                           7,670         52,309
   Manhattan Associates, Inc.*                                                              2,195         71,820
   Mentor Graphics Corp.*                                                                  11,558        169,094
   MicroStrategy, Inc. - Class A*                                                             809        108,794
   Monotype Imaging Holdings, Inc.*                                                         2,658         38,541
   Motricity, Inc.*(1)                                                                        720         10,822
   Netscout Systems, Inc.*                                                                  3,621         98,926
   NetSuite, Inc.*                                                                          1,613         46,906
   Opnet Technologies, Inc.                                                                 1,159         45,189
   Parametric Technology Corp.*                                                            11,597        260,817
   Pegasystems, Inc.                                                                        1,859         70,530
   Progress Software Corp.*                                                                 7,304        212,473
   PROS Holdings, Inc.*                                                                     2,826         41,175
   QAD, Inc. - Class A*                                                                       607          6,537
   QAD, Inc. - Class B*                                                                       151          1,555
   QLIK Technologies, Inc.*                                                                   970         25,220
   Quest Software, Inc.*                                                                    6,035        153,229
   Radiant Systems, Inc.*                                                                   3,421         60,552
   RealD, Inc.*(1)                                                                          1,620         44,323
   RealPage, Inc.*                                                                          1,460         40,486
   Renaissance Learning, Inc.                                                               2,820         33,135
   Rosetta Stone, Inc.*                                                                     1,140         15,059
   Rovi Corp.*                                                                                440         23,606
   S1 Corp.*                                                                                6,497         43,400
   Smith Micro Software, Inc.*                                                              2,429         22,735
   SolarWinds, Inc.*                                                                        3,430         80,468
   Sourcefire, Inc.*                                                                        3,038         83,575
   SRS Labs, Inc.*                                                                          1,590         13,579
   SS&C Technologies Holdings, Inc.*                                                        1,300         26,546
   SuccessFactors, Inc.*                                                                    6,478        253,225
   Synchronoss Technologies, Inc.*                                                          2,399         83,365
   Take-Two Interactive Software, Inc.*(1)                                                  7,931        121,899
   Taleo Corp. - Class A*                                                                   3,751        133,723
   TeleCommunication Systems, Inc. - Class A*                                               3,572         14,717
   TeleNav, Inc.*                                                                           2,670         31,693
   The Ultimate Software Group, Inc.*                                                       2,617        153,749
   THQ, Inc.*(1)                                                                            8,153         37,178
   TIBCO Software, Inc.*                                                                   17,214        469,081
   TiVo, Inc.*(1)                                                                          13,320        116,683
   Tyler Technologies, Inc.*                                                                2,649         62,808
   Vasco Data Security International, Inc.*                                                 2,265         31,098
   VirnetX Holding Corp.                                                                    3,480         69,287
   Wave Systems Corp. - Class A*(1)                                                         7,900         24,727
   Websense, Inc.*                                                                          5,781        132,790
                                                                                                    ------------
                                                                                                       6,148,684
                                                                                                    ------------
 TOTAL INFORMATION TECHNOLOGY                                                                         25,505,911
                                                                                                    ------------
 MATERIALS -- 5.8%
   CHEMICALS -- 2.6%
   A. Schulman, Inc.                                                                        3,898         96,359
   American Vanguard Corp.                                                                  3,124         27,116
   Arch Chemicals, Inc.                                                                     2,978        123,855
   Balchem Corp.                                                                            3,261        122,334
   Calgon Carbon Corp.*                                                                     5,471         86,879
   Ferro Corp.*                                                                             8,432        139,887
   Georgia Gulf Corp.*                                                                      3,170        117,290
   H.B. Fuller Co.                                                                          5,059        108,667
   Hawkins, Inc.                                                                            1,010         41,491
   Innophos Holdings, Inc.                                                                  2,335        107,667
   Koppers Holdings, Inc.                                                                   1,974         84,290
   Kraton Performance Polymers, Inc.*                                                         920         35,190
   Landec Corp.*                                                                            1,667         10,836
   LSB Industries, Inc.*                                                                    1,631         64,653
   Minerals Technologies, Inc.                                                              2,025        138,753
   NewMarket Corp.                                                                          1,016        160,752
   NL Industries, Inc.                                                                        842         12,504
   Olin Corp.                                                                               7,905        181,183
   OM Group, Inc.*                                                                          3,466        126,648
   Omnova Solutions, Inc.*                                                                  5,470         43,049
   PolyOne Corp.                                                                            9,259        131,570
   Quaker Chemical Corp.                                                                      922         37,037
   Rockwood Holdings, Inc.*(1)                                                              5,302        260,964
   Senomyx, Inc.*                                                                           5,660         34,186
   Sensient Technologies Corp.                                                              5,422        194,324
   Solutia, Inc.*                                                                          13,045        331,343
   Spartech Corp.*                                                                          2,218         16,080
   Stepan Co.                                                                                 689         49,952
   STR Holdings, Inc.*(1)                                                                   2,730         52,361
   TPC Group, Inc.*                                                                         1,110         32,046
   W.R. Grace & Co.*                                                                        7,405        283,537
   Westlake Chemical Corp.                                                                  1,938        108,916
   Zep, Inc.                                                                                1,824         31,756
   Zoltek Cos., Inc.*                                                                       2,697         36,221
                                                                                                    ------------
                                                                                                       3,429,696
                                                                                                    ------------
   CONSTRUCTION MATERIALS -- 0.1%
   Headwaters, Inc.*                                                                        6,785         40,032
   Texas Industries, Inc.(1)                                                                2,340        105,838
   United States Lime & Minerals, Inc.*                                                       846         34,271
                                                                                                    ------------
                                                                                                         180,141
                                                                                                    ------------
   CONTAINERS & PACKAGING -- 0.5%
   AEP Industries, Inc.*                                                                      297          8,827
   Boise, Inc.                                                                              7,080         64,853

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   Graham Packaging Co., Inc.*                                                              1,500   $     26,145
   Graphic Packaging Holding Co.*                                                          16,660         90,297
   Myers Industries, Inc.                                                                   2,732         27,129
   Rock-Tenn Co. - Class A(1)                                                               4,092        283,780
   Silgan Holdings, Inc.                                                                    5,750        219,305
                                                                                                    ------------
                                                                                                         720,336
                                                                                                    ------------
   METALS & MINING -- 2.0%
   A.M. Castle & Co.*                                                                       1,840         34,739
   Allied Nevada Gold Corp.*                                                                7,373        261,594
   AMCOL International Corp.                                                                3,460        124,491
   Capital Gold Corp.*                                                                      5,730         36,844
   Century Aluminum Co.*(1)                                                                 6,860        128,145
   Coeur d'Alene Mines Corp. - Class A*                                                     8,940        310,933
   General Moly, Inc.*(1)                                                                   6,200         33,356
   Globe Specialty Metals, Inc.                                                             5,940        135,194
   Golden Star Resources, Ltd.*                                                            28,670         85,150
   Haynes International, Inc.                                                               1,494         82,842
   Hecla Mining Co.*(1)                                                                    28,248        256,492
   Horsehead Holding Corp.*                                                                 4,258         72,599
   Jaguar Mining, Inc.*                                                                     8,090         42,230
   Kaiser Aluminum Corp.                                                                    1,411         69,492
   Materion Corp.*                                                                          1,932         78,826
   Metals USA Holdings Corp.*                                                               1,470         24,064
   Molycorp, Inc.*                                                                          2,980        178,860
   Noranda Aluminium Holding Corp.*                                                         2,130         34,186
   Olympic Steel, Inc.                                                                        625         20,506
   RTI International Metals, Inc.*                                                          2,682         83,544
   Stillwater Mining Co.*                                                                   4,334         99,379
   Thompson Creek Metals Co., Inc.*(1)                                                     17,600        220,704
   Universal Stainless & Alloy*                                                               756         25,500
   US Energy Corp.*                                                                         4,700         29,422
   US Gold Corp.*(1)                                                                       11,950        105,518
   Worthington Industries, Inc.                                                             5,309        111,064
                                                                                                    ------------
                                                                                                       2,685,674
                                                                                                    ------------
   PAPER & FOREST PRODUCTS -- 0.6%
   Buckeye Technologies, Inc.                                                               4,088        111,316
   Clearwater Paper Corp.*                                                                  1,117         90,924
   Deltic Timber Corp.                                                                      1,505        100,594
   Glatfelter                                                                               4,973         66,241
   KapStone Paper and Packaging Corp.*                                                      3,990         68,508
   Louisiana-Pacific Corp.*                                                                12,746        133,833
   Neenah Paper, Inc.                                                                       1,231         27,045
   Schweitzer-Mauduit International, Inc.                                                   1,744         88,264
   Verso Paper Corp.*                                                                       6,550         35,043
   Wausau Paper Corp.                                                                       6,841         52,265
                                                                                                    ------------
                                                                                                         774,033
                                                                                                    ------------
 TOTAL MATERIALS                                                                                       7,789,880
                                                                                                    ------------
 TELECOMMUNICATION SERVICES -- 0.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
   AboveNet, Inc.                                                                           2,300        149,178
   Alaska Communications Systems Group, Inc.(1)                                             4,464         47,542
   Atlantic Tele-Network, Inc.                                                                810         30,124
   Cbeyond, Inc.*                                                                           2,049         23,912
   Cincinnati Bell, Inc.*                                                                  23,320         62,498
   Cogent Communications Group, Inc.*                                                       3,993         56,980
   Consolidated Communications Holdings, Inc.                                               3,179         59,543
   General Communication, Inc. - Class A*                                                   4,832         52,862
   Global Crossing, Ltd.(1)                                                                 3,380         47,050
   Globalstar, Inc.*                                                                        1,770          2,248
   Hughes Communications, Inc.*                                                             1,044         62,295
   IDT Corp. - Class B                                                                      1,200         32,340
   Iridium Communications, Inc.*(1)                                                         2,960         23,591
   Neutral Tandem, Inc.*(1)                                                                 3,250         47,937
   PAETEC Holdings Corp.*                                                                  14,640         48,898
   Premiere Global Services, Inc.*                                                          5,178         39,456
   Vonage Holdings Corp.*                                                                  10,770         49,111
                                                                                                    ------------
                                                                                                         835,565
                                                                                                    ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
   FiberTower Corp.*                                                                        5,760         11,578
   ICO Global Communications Holdings, Ltd.*                                               14,960         39,943
   NTELOS Holdings Corp.                                                                    3,045         56,058
   Shenandoah Telecommunications Co.                                                        3,046         55,011
   USA Mobility, Inc.                                                                       2,168         31,414
                                                                                                    ------------
                                                                                                         194,004
                                                                                                    ------------
 TOTAL TELECOMMUNICATION SERVICES                                                                      1,029,569
                                                                                                    ------------
 UTILITIES -- 3.0%
   ELECTRIC UTILITIES -- 1.2%
   ALLETE, Inc.                                                                             3,236        126,107
   Central Vermont Public Service Corp.                                                     2,094         48,769
   Cleco Corp.                                                                              6,015        206,254
   El Paso Electric Co.*                                                                    4,240        128,896
   IDACORP, Inc.                                                                            5,732        218,389
   MGE Energy, Inc.                                                                         2,499        101,185
   Otter Tail Corp.                                                                         4,268         97,012
   PNM Resources, Inc.                                                                      8,777        130,953
   Portland General Electric Co.                                                            8,337        198,171
   The Empire District Electric Co.                                                         4,436         96,660
   UIL Holdings Corp.                                                                       5,096        155,530
   UniSource Energy Corp.                                                                   3,485        125,913
   Unitil Corp.                                                                               890         20,968
                                                                                                    ------------
                                                                                                       1,654,807
                                                                                                    ------------
   GAS UTILITIES -- 1.1%
   Chesapeake Utilities Corp.                                                               1,010         42,036
   New Jersey Resources Corp.                                                               4,447        190,999
   Nicor, Inc.                                                                              4,519        242,670
   Northwest Natural Gas Co.                                                                3,198        147,524
   Piedmont Natural Gas Co.(1)                                                              7,514        228,050
   South Jersey Industries, Inc.                                                            3,041        170,205
   Southwest Gas Corp.                                                                      4,328        168,662
   The Laclede Group, Inc.                                                                  2,498         95,174
   WGL Holdings, Inc.                                                                       5,320        207,480
                                                                                                    ------------
                                                                                                       1,492,800
                                                                                                    ------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
   American DG Energy, Inc.*(1)                                                             5,100         11,118
   Dynegy, Inc.*(1)                                                                        13,700         77,953
                                                                                                    ------------
                                                                                                          89,071
                                                                                                    ------------
   MULTI-UTILITIES -- 0.3%
   Avista Corp.                                                                             6,158        142,435

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                         Shares         Value
                                                                                       ----------   ------------
   Black Hills Corp.(1)                                                                     3,928   $    131,352
   CH Energy Group, Inc.                                                                    1,465         74,041
   NorthWestern Corp.                                                                       3,859        116,928
                                                                                                    ------------
                                                                                                         464,756
                                                                                                    ------------
   WATER UTILITIES -- 0.3%
   American States Water Co.                                                                2,247         80,577
   Artesian Resources Corp. - Class A                                                       1,280         24,947
   Cadiz, Inc.*                                                                               906         11,044
   California Water Service Group                                                           2,650         98,501
   Connecticut Water Service, Inc.                                                          1,033         27,220
   Consolidated Water Co., Ltd.                                                             1,087         11,848
   Middlesex Water Co.                                                                      2,231         40,582
   SJW Corp.                                                                                1,128         26,113
   York Water Co.                                                                           1,730         30,119
                                                                                                    ------------
                                                                                                         350,951
                                                                                                    ------------
 TOTAL UTILITIES                                                                                       4,052,385
                                                                                                    ------------
 TOTAL COMMON STOCK
   (Cost $95,330,826)                                                                                133,102,901
                                                                                                    ------------
CALL WARRANTS -- 0.0%
   Greenhunter Energy, Inc. - Expires 09/15/11
     (Cost $0)                                                                                 48             --
                                                                                                    ------------
EXCHANGE-TRADED FUNDS -- 1.2%
   iShares Russell 2000 Index Fund
    (Cost $1,505,153)                                                                      19,100      1,607,647
                                                                                                    ------------
SHORT TERM INVESTMENTS -- 0.0%
   BlackRock Liquidity Funds TempFund Portfolio - Institutional Series
    (Cost $57,323)                                                                        57,323          57,323
                                                                                                    ------------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 13.0%
   BlackRock Liquidity Funds TempFund Portfolio - Institutional                        10,601,228     10,601,228
   Institutional Money Market Trust                                                     6,889,960      6,889,960
                                                                                                    ------------
 TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
    (Cost $17,491,188)                                                                                17,491,188
                                                                                                    ------------
TOTAL INVESTMENTS -- 112.9%
    (Cost $114,384,490)+,(2)                                                                        $152,259,059
LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.9)%                                                     (17,403,303)
                                                                                                    ------------
NET ASSETS -- 100.0%                                                                                $134,855,756
                                                                                                    ============

*     Non-income producing security.

+ The cost for Federal income tax purposes is $117,259,377. At March 31, 2011, net unrealized appreciation was $34,999,682. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $38,173,065 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,173,383.

(1)   Security partially or fully on loan.

(2) At March 31, 2011, the market value of securities on loan for the Small-Cap Strategy Fund was $16,557,357

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Small-Cap Strategy Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2011:

                                                       TOTAL VALUE                    LEVEL 2 -     LEVEL 3 -
                                                            AT                      SIGNIFICANT    SIGNIFICANT
                                                        MARCH 31,      LEVEL 1 -     OBSERVABLE   UNOBSERVABLE
                                                           2011      QUOTED PRICES     INPUTS        INPUTS
                                                      -------------  -------------  ------------  -------------
Common Stock                                          $ 133,102,901  $ 133,100,194  $      2,707  $          --
Exchange-Traded Funds                                     1,607,647      1,607,647            --             --
Call Warrants                                                    --             --            --             --
Short Term Investments                                       57,323         57,323            --             --
Short-term Investments Held As Collateral For Loaned
  Securities                                             17,491,188     10,601,228     6,889,960             --
                                                      -------------  -------------  ------------  -------------
Total                                                 $ 152,259,059  $ 145,366,392  $  6,892,667  $          --
                                                      -------------  -------------  ------------  -------------

1 |

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED)
  (Showing Percentage of Net Assets)

                                                                                Shares        Value
                                                                               --------    ------------
COMMON STOCK -- 77.5%
    ARGENTINA -- 0.2%
        Banco Macro SA - ADR++                                                    1,400    $     56,042
        BBVA Banco Frances SA - ADR                                               5,120          56,166
        Cresud SA - ADR(1)                                                        5,826         105,451
        Grupo Financiero Galicia SA - ADR*                                        2,300          28,589
        MercadoLibre, Inc.++                                                      1,800         146,934
        Petrobras Energia SA - ADR                                                5,618         124,102
        Telecom Argentina SA - ADR                                                2,950          73,160
        Transportadora de Gas del Sur SA - ADR                                   10,400          47,944
                                                                                           ------------
    TOTAL ARGENTINA                                                                             638,388
                                                                                           ------------
    AUSTRALIA -- 3.8%
        Alumina, Ltd.                                                            82,084         208,863
        Alumina, Ltd. - ADR++                                                     4,000          40,840
        Amcor, Ltd.                                                              18,816         137,404
        AMP, Ltd.                                                                 2,828          15,884
        Asciano Group                                                           103,715         186,663
        Australia & New Zealand Banking Group, Ltd.                                 524          12,905
        Bank of Queensland, Ltd.                                                  6,006          61,626
        Bendigo and Adelaide Bank, Ltd.                                          14,689         144,795
        BHP Billiton, Ltd.                                                       59,596       2,870,106
        Billabong International, Ltd.                                               740           5,779
        BlueScope Steel, Ltd.                                                    77,697         158,723
        Boral, Ltd.                                                              32,336         167,234
        Brambles, Ltd.                                                           16,955         124,165
        Brickworks, Ltd.                                                          1,116          12,686
        Caltex Australia, Ltd.                                                   18,076         291,672
        Coca-Cola Amatil, Ltd.                                                   27,500         333,940
        Cochlear, Ltd.                                                              325          27,898
        Computershare, Ltd.                                                       2,578          24,692
        Crown, Ltd.                                                              10,725          90,411
        CSL, Ltd.                                                                 7,274         268,828
        CSR, Ltd.                                                                18,393          62,401
        Energy Resources of Australia, Ltd.                                         397           3,265
        Fairfax Media, Ltd.                                                      86,793         115,809
        Fortescue Metals Group, Ltd.                                             15,197         100,759
        Foster's Group, Ltd.                                                    105,530         624,367
        Goodman Fielder, Ltd.                                                   105,018         133,609
        Harvey Norman Holdings, Ltd.                                              9,633          29,892
        Incitec Pivot, Ltd.                                                      47,395         212,270
        Insurance Australia Group, Ltd.                                          10,913          40,523
        Leighton Holdings, Ltd.                                                   2,963          90,380
        MacArthur Coal, Ltd.                                                        991          11,890
        Macquarie Airports                                                       86,090         270,704
        Macquarie Group, Ltd.                                                    10,788         408,404
        National Australia Bank, Ltd.                                             1,840          49,198
        Newcrest Mining, Ltd.                                                    16,104         663,289
        OneSteel, Ltd.                                                           63,826         161,085
        Orica, Ltd.                                                               2,087          56,925
        Origin Energy, Ltd.                                                      47,977         804,918
        OZ Minerals Ltd.                                                        153,473         253,198
        Paladin Energy, Ltd.*                                                     3,783          14,126
        Qantas Airways, Ltd.*                                                    37,254          84,003
        QR National, Ltd.*                                                       44,375         153,763
        Ramsay Health Care Ltd.                                                   1,156          22,826
        Rio Tinto, Ltd.                                                          13,751       1,205,430
        Santos, Ltd.                                                             44,550         716,549
        Sims Metal Management, Ltd.                                               6,362         115,225
        Sonic Healthcare, Ltd.                                                   15,891         196,914
        Suncorp-Metway, Ltd.                                                     58,864         516,313
        Tabcorp Holdings, Ltd.                                                   25,801         199,888
        Tatts Group, Ltd.                                                        78,307         189,533
        Toll Holdings, Ltd.                                                      12,668          77,702
        Transurban Group                                                          7,384          41,014
        Washington H Soul Pattinson And Co., Ltd.                                 5,219          68,288
        Wesfarmers, Ltd.                                                         41,561       1,366,179
        Westpac BankingCorp., Ltd.                                                  542          13,640
        Woodside Petroleum, Ltd.                                                  8,342         403,816
        Woolworths, Ltd.                                                          8,672         241,111
        WorleyParsons, Ltd.                                                       6,313         202,295
                                                                                           ------------
    TOTAL AUSTRALIA                                                                          15,106,615
                                                                                           ------------
    AUSTRIA -- 0.3%
        Erste Bank der oesterreichischen Sparkassen AG*                          18,667         941,921
        Immofinanz Immobilien Anlagen AG*                                         5,788          26,134
        Oesterreichische Elektrizitaetswirtschafts AG  - Class A                    452          20,082
        OMV AG                                                                    3,063         138,430
        Raiffeisen International Bank-Holding AG                                    317          17,593
        Strabag SE                                                                  781          24,826
        Voestalpine AG                                                            2,826         132,685
        Wiener Staedtische Allgemeine Verischerung AG                               147           6,128
                                                                                           ------------
    TOTAL AUSTRIA                                                                             1,307,799
                                                                                           ------------
    BELGIUM -- 0.5%
        Anheuser-Busch InBev NV                                                   7,812         445,003
        Bekaert SA                                                                  209          23,841
        Colruyt NV                                                                  452          23,804
        Delhaize Group - ADR                                                      2,400         196,056
        Dexia*                                                                    1,882           7,329
        Fortis                                                                   31,350          89,080
        KBC Groupe*                                                               2,767         104,054
        Mobistar SA                                                                 103           7,141
        Solvay SA                                                                 5,413         641,241
        UCB SA                                                                    6,013         228,336
        Umicore                                                                   3,067         152,107
                                                                                           ------------
    TOTAL BELGIUM                                                                             1,917,992
                                                                                           ------------

    BERMUDA -- 0.0%
        Credicorp, Ltd.                                                           1,300         136,409
                                                                                           ------------
    TOTAL BERMUDA                                                                               136,409
                                                                                           ------------

    BOTSWANA -- 0.1%
        Barclays Bank of Botswana, Ltd.(1)                                      100,300          89,093
        Botswana Insurance Holdings, Ltd.(1)                                     60,900         112,948
        First National Bank of Botswana(1)                                      274,700         111,065
        Sechaba Breweries, Ltd.(1)                                               61,203         106,855
        Standard Chartered Bank of Botswana, Ltd.                                41,700          53,965
                                                                                           ------------
    TOTAL BOTSWANA                                                                              473,926
                                                                                           ------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                Shares        Value
                                                                               ---------   -----------
    BRAZIL -- 0.8%
        All America Latina Logistica SA                                          11,400    $     93,915
        B2W Companhia Global do Varejo                                            1,500          20,580
        Banco do Brazil SA                                                        5,667         102,222
        Banco Santander Brasil SA                                                 5,600          68,394
        BM&F BOVESPA SA                                                          15,307         111,100
        BR Malls Participacoes SA                                                 3,200          32,987
        Brasil Telecom SA                                                         1,462          15,814
        BRF Brasil Food SA                                                        8,556         160,361
        Centrais Eletricas Brasileiras SA - ELETROBRAS                            7,600         115,258
        Cia de Concessoes Rodoviarias                                             2,100          61,316
        Cia Energetica de Minas Gerais                                            1,963          29,217
        Cia Siderurgica Nacional SA                                               4,900          79,983
        Companhia Brasileira de Meios de Pagamento                               15,300         129,886
        Cosan SA Industria e Comercio                                             3,000          46,691
        CPFL Energia SA                                                           2,700          77,412
        Cyrela Brazil Realty SA                                                   4,000          37,852
        Diagnosticos da America SA                                                2,526          32,336
        EDP Energias do Brasil SA                                                 1,500          36,291
        EDP Renovaveis SA*                                                        5,664          40,681
        EMBRAER SA                                                                4,208         141,810
        Empresa Brasileira de Aeronautica SA                                     15,200         125,685
        Fibria Celulose SA*                                                       2,086          33,756
        Gafisa SA                                                                 6,800          42,858
        Hypermarcas SA*                                                          26,851         353,595
        LLX Logistica SA*                                                        13,400          41,202
        Localiza Rent A Car SA                                                    2,700          43,031
        Lojas Renner SA                                                           2,400          78,116
        Marfrig Frigorificose e Comercio de Alimentos SA                          5,050          43,861
        MMX Mineracao e Metalicos SA*                                             3,130          19,631
        MRV Engenharia e Participacoes SA                                         6,600          52,795
        Natura Cosmeticos SA                                                      2,100          59,155
        PDG Realty SA Empreendimentos e Participacoes                            16,500          91,765
        Petroleo Brasileiro SA - ADR                                              6,162         249,130
        PortX Operacoes Portuarias SA*                                           16,000          37,632
        Redecard SA                                                               6,500          95,351
        Souza Cruz SA                                                             5,500          57,269
        Tele Norte Leste Participacoes SA                                         4,100          93,393
        Telecomunicacoes de Sao Paulo SA                                          1,000          22,889
        Tim Participacoes SA*                                                     5,300          27,106
        Tractebel Energia SA                                                      2,700          45,495
        Weg SA                                                                    4,600          60,576
                                                                                           ------------
    TOTAL BRAZIL                                                                              3,108,397
                                                                                           ------------
    BULGARIA -- 0.1%
        Bulgarian American Credit Bank JSCO*(1)                                   2,600          15,976
        Central Cooperative Bank AD*                                             20,482          24,934
        Chimimport AD*                                                           10,600          27,444
        Doverie Holding AD*(1)                                                   11,040          27,679
        Olovno Tzinkov Komplex AD*(1)                                               900           7,629
        Petrol AD*(1)                                                            37,250         188,942
        Sopharma AD*                                                             14,000          45,397
                                                                                           ------------
    TOTAL BULGARIA                                                                              338,001
                                                                                           ------------
    CANADA -- 6.2%
        Agnico-Eagle Mines, Ltd.                                                    869          57,658
        Agnico-Eagle Mines, Ltd.                                                  1,800         119,660
        Agrium, Inc. (New York Exchange)                                            900          83,034
        Alimentation Couche Tard, Inc. - Series B                                 5,100         134,089
        Athabasca Oil Sands Corp.*                                                1,100          19,107
        Barrick Gold Corp.                                                       13,569         705,252
        Barrick Gold Corp.                                                        2,239         116,227
        BCE, Inc. (Toronto Exchange)                                             12,200         443,202
        Bell Aliant, Inc.                                                         4,200         116,274
        Bombardier, Inc. - Class B                                               26,600         195,625
        Brookfield Asset Management, Inc. - Class A                               3,363         109,163
        Brookfield Properties Corp.++                                               569          10,083
        CAE, Inc.                                                                 1,400          18,620
        Cameco Corp.                                                              2,511          75,430
        Cameco Corp. (Toronto Exchange)                                           5,700         171,441
        Canadian National Railway Co. (New York Exchange)                         3,304         248,692
        Canadian National Railway Co. (Toronto Exchange)                            700          52,816
        Canadian Natural Resources, Ltd. (New York Exchange)                      9,700         479,647
        Canadian Natural Resources, Ltd. (Toronto Exchange)                       6,951         343,588
        Canadian Oil Sands, Ltd.                                                    800          26,958
        Canadian Pacific Railway, Ltd. (New York Exchange)                        1,177          75,728
        Canadian Pacific Railway, Ltd. (Toronto Exchange)                        11,761         756,004
        Canadian Tire Corp., Ltd. - Class A                                       3,273         217,244
        Cenovus Energy, Inc.                                                     23,940         945,747
        Cenovus Energy, Inc.                                                      5,067         199,539
        Centerra Gold, Inc.                                                       3,600          64,611
        CGI Group, Inc. - Class A (New York Exchange)*                            1,400          29,302
        CGI Group, Inc. - Class A (Toronto Exchange)*                            10,700         224,374
        Crescent Point Energy Corp.                                               1,200          58,236
        Eldorado Gold Corp.                                                       5,193          84,438
        Empire Co., Ltd. - Class A                                                1,300          71,711
        Enbridge, Inc. (New York Exchange)                                        2,735         168,066
        Enbridge, Inc. (Toronto Exchange)                                         2,300         140,965
        EnCana Corp. (Toronto Exchange)                                          13,452         465,235
        Enerplus Corp.                                                            1,090          34,527
        Fairfax Financial Holdings, Ltd. (Toronto Exchange)                         600         226,818
        Finning International, Inc.                                              10,316         304,745
        First Quantum Minerals, Ltd.                                              1,374         177,748
        Franco-Nevada Corp.                                                       4,700         172,535

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                Shares        Value
                                                                               --------    ------------
        Genworth MI Canada, Inc.                                                  1,061    $     28,640
        George Weston, Ltd.                                                       1,400          95,394
        Gildan Activewear, Inc.                                                     600          19,662
        Goldcorp, Inc.                                                           25,960       1,294,385
        Goldcorp, Inc.                                                            5,048         251,390
        Husky Energy, Inc.                                                       10,500         319,061
        IAMGOLD Corp. (New York Exchange)                                         2,100          46,242
        Imperial Oil, Ltd.                                                        2,000         102,197
        Imperial Oil, Ltd.                                                        2,119         108,217
        Inmet Mining Corp.                                                        1,400          98,412
        Ivanhoe Mines, Ltd.*                                                     11,566         317,215
        Ivanhoe Mines, Ltd.*                                                      2,336          64,147
        Kinross Gold Corp.                                                       25,513         402,103
        Kinross Gold Corp.                                                        7,376         116,172
        Loblaw Cos., Ltd.                                                         4,418         177,039
        Lundin Mining Corp.*                                                     16,600         137,834
        Magna International, Inc. - Class A                                         600          28,746
        Magna International, Inc. - Class A (Toronto Exchange)                   11,320         542,706
        Manulife Financial Corp. (Toronto Exchange)                              34,439         610,275
        MEG Energy Corp.*                                                           937          47,415
        Metro, Inc. - Class A                                                       600          28,592
        New Gold, Inc.*                                                           2,908          34,224
        Nexen, Inc.                                                              13,029         324,818
        Niko Resources, Ltd.                                                        287          27,531
        Onex Corp.                                                                3,300         115,696
        Open Text Corp.*++                                                        1,300          80,776
        Open Text Corp.*                                                            300          18,696
        Osisko Mining Corp.*                                                      1,673          24,090
        Pacific Rubiales Energy Corp.                                             1,400          38,845
        Pan American Silver Corp.                                                   965          35,843
        Pan American Silver Corp.                                                   500          18,565
        PENGROWTH ENERGY CORP                                                       576           7,967
        PetroBakken Energy, Ltd. Class A                                          3,400          64,388
        Petrobank Energy & Resources, Ltd.*                                         500          10,567
        Potash Corp. of Saskatchewan, Inc.                                       20,703       1,221,253
        Potash Corp. of Saskatchewan, Inc.                                        1,707         100,594
        PROVIDENT ENERGY LTD                                                        500           4,635
        Quadra FNX Mining, Ltd.*                                                  7,075          98,590
        Research In Motion Ltd.*                                                  5,900         333,674
        Research in Motion, Ltd.*                                                 3,113         176,102
        Ritchie Bros Auctioneers, Inc.                                              500          14,075
        Rogers Communications, Inc. - Class B++                                   1,000          36,349
        Rogers Communications, Inc. - Class B                                     2,500          91,000
        Saputo, Inc.                                                                800          36,109
        Shaw Communications, Inc. - Class B                                       1,000          21,083
        Shoppers Drug Mart Corp.                                                  1,200          49,337
        Silver Wheaton Corp. (New York Exchange)                                  2,876         124,703
        Silver Wheaton Corp. (Toronto Exchange)                                   4,608         200,195
        Sino-Forest Corp.*                                                        2,636          68,789
        SNC-Lavalin Group, Inc.                                                     800          45,582
        Sun Life Financial, Inc. (Toronto Exchange)                              17,268         542,709
        Suncor Energy, Inc.                                                       2,905         130,260
        Suncor Energy, Inc.                                                      77,955       3,496,115
        Talisman Energy, Inc. (New York Exchange)                                 4,700         116,203
        Talisman Energy, Inc. (Toronto Exchange)                                 13,011         321,685
        Tech Resources, Ltd..                                                     3,718         197,128
        Teck Resources, Ltd. - Class B                                            8,855         469,374
        Telus Corp. - Non Vote                                                    4,452         216,286
        Thomson Reuters Corp.                                                    10,775         422,887
        Tim Hortons, Inc.                                                         1,000          45,310
        TransAlta Corp.                                                           6,600         139,148
        TransCanada Corp. (Toronto Exchange)                                     22,921         929,370
        Valeant Pharmaceuticals International, Inc.                                 773          38,503
        Valeant Pharmaceuticals International, Inc.                               7,208         359,842
        Viterra, Inc. (Toronto Exchange)                                         11,503         139,531
        Yamana Gold, Inc. (Toronto Exchange)++                                   48,500         599,309
        Yellow Media, Inc.                                                        9,138          51,934
                                                                                           ------------
    TOTAL CANADA                                                                             24,419,653
                                                                                           ------------
    CAYMAN ISLANDS -- 0.0%
        Tingyi Cayman Islands Holding Corp.                                      44,000         107,588
                                                                                           ------------
    TOTAL CAYMAN ISLANDS                                                                        107,588
                                                                                           ------------
    CHILE -- 0.6%
        Administradora de Fondos de Pensiones Provida SA                         14,200          71,795
        AES Gener SA                                                             49,000          26,467
        Antarchile SA                                                             3,894          77,611
        Banco de Chile                                                        1,975,593         270,913
        Banco de Credito e Inversiones                                            1,927         121,030
        Banco Santander Chile                                                   876,218          73,561
        Banco Santander Chile - ADR                                                 760          65,930
        CAP SA                                                                    1,600          77,382
        Centros Comerciales Sudamericanos SA                                     24,900         178,546
        Cia Cervecerias Unidas SA - ADR                                           1,000          59,100
        Cia General de Electricidad                                               7,900          44,656
        Cia Sudamericana de Vapores SA*                                          20,899          15,576
        Colbun SA                                                               194,247          54,860
        Empresa Nacional de Electricidad SA                                      48,176          89,263
        Empresa Nacional de Electricidad SA - ADR++                               1,100          61,182
        Empresa Nacional de Telecomunicaciones SA                                 3,669          60,521
        Empresas CMPC SA                                                          3,075         149,034
        Empresas Copec SA                                                        14,446         254,046
        Enersis SA                                                              319,955         133,301
        Grupo Security SA                                                        33,265          13,859
        La Polar SA                                                               6,700          35,741
        Lan Airlines SA                                                           5,926         152,626
        Quinenco SA                                                              15,702          57,529

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                Shares        Value
                                                                               --------    ------------
        S.A.C.I. Falabella                                                       25,188    $    255,761
        Sonda SA                                                                 36,777          90,816
        Vina Concha y Toro SA - ADR++                                             1,100          51,678
                                                                                           ------------
    TOTAL CHILE                                                                               2,542,784
                                                                                           ------------
    CHINA -- 1.6%
        Air China, Ltd. - Class H*                                               46,000          42,579
        Alibaba.com, Ltd.                                                        19,000          32,584
        Anhui Conch Cement Co., Ltd. - Class H                                   26,000         162,614
        Baidu, Inc.- ADR*                                                         6,503         896,178
        Bank of China, Ltd. - Class H                                           485,000         269,980
        Bank of Communications Co., Ltd. - Class H                               48,000          52,822
        Changsha Zoomlion Heavy Industry Science and Technology Development
            Co., Ltd.*                                                           41,800         107,153
        China Citic Bank - Class H                                               84,000          61,122
        China Coal Energy Co. - Class H                                          45,000          61,322
        China Communications Construction Co., Ltd. - Class H                    50,000          47,695
        China Construction Bank Corp. - Class H                                 572,810         536,833
        China Eastern Airlines Corp, Ltd. - Class H*++                           74,000          28,445
        China Huiyuan Juice Group, Ltd. - Class H                                29,000          19,685
        China International Marine Containers Co., Ltd. - Class B                39,000          87,591
        China Medical Technologies, Inc. - ADR*++                                 1,000          11,640
        China Merchants Bank Co., Ltd. - Class H                                 46,552         128,970
        China National Building Material Co., Ltd. H Shares                      30,000         110,111
        China Oilfield Services, Ltd. - Class H                                  30,000          67,879
        China Railway Construction Corp., Ltd. - Class H                         26,900          27,942
        China Railway Group, Ltd. - Class H                                      44,000          28,396
        China Shenhua Energy Co., Ltd. - Class H                                 37,500         176,688
        China Shipping Development Co., Ltd. - Class H                           26,000          29,214
        China Southern Airlines Co., Ltd. - Class H*                             81,000          36,030
        China Telecom Corp., Ltd.- Class H                                      258,000         157,549
        China Yurun Food Group, Ltd.                                             98,000         328,827
        Ctrip.com International, Ltd. - ADR*                                      8,045         333,787
        Datang International Power Generation Co., Ltd. - Class H++             132,000          48,873
        Dazhong Transportation Group Co., Ltd. - Class B                         23,900          17,949
        Focus Media Holding, Ltd. - ADR*                                          3,300         101,211
        Golden Eagle Retail Group, Ltd.                                          83,000         179,049
        Guangzhou Automobile Group Co. Ltd. - H Shares                           64,974          78,936
        Harbin Power Equipment Co., Ltd. - Class H                               24,000          24,838
        Industrial & Commerical Bank of China - Class H                         471,000         391,160
        Inner Mongolia Yitai Coal Co. - Class B                                   6,600          46,398
        Intime Department Store Group Co., Ltd.                                  85,000         115,394
        Lianhua Supermarket Holdings Co., Ltd. - H Shares                        17,000          67,532
        Maanshan Iron & Steel  - Class H                                         46,000          24,897
        Netease.com - ADR*                                                        1,700          84,167
        Parkson Retail Group, Ltd.                                               35,000          48,145
        PICC Property & Casualty Co., Ltd. - Class H*                            52,000          62,706
        Ping An Insurance Group Co. of China, Ltd. - Class H                     17,000         172,326
        Semiconductor Manufacturing International Corp.*                        386,000          29,774
        Shandong Weigao Group Medical Polymer Co., Ltd. - Class H                32,000          91,328
        Shanghai Electric Group Co., Ltd. - Class H                              90,000          45,008
        Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B   24,600          38,007
        Shanghai Zhenhua Heavy Industry Co., Ltd. - Class B*                     62,400          42,182
        Sina Corp.                                                                1,000         107,040
        Sinopec Shanghai Petrochemical Co., Ltd. - Class H                       54,000          25,408
        Tencent Holdings, Ltd.                                                   10,200         248,491
        Want Want China Holdings, Ltd.                                          143,000         112,326
        Yangzijiang Shipbuilding Holdings, Ltd.                                  94,000         134,978
        Yantai Changyu Pioneer Wine Co. - Class B                                 7,000          68,672
        Yanzhou Coal Mining Co., Ltd. - Class H                                  22,000          80,041
        Zijin Mining Group Co., Ltd. - Class H                                   60,000          47,824
        ZTE Corp. - Class H                                                      13,700          63,757
                                                                                           ------------
    TOTAL CHINA                                                                               6,442,053
                                                                                           ------------
    COLOMBIA -- 0.3%
        Almacenes Exito SA                                                        6,854          99,541
        Banco de Bogota SA                                                        1,510          43,892
        BanColumbia SA - ADR                                                      3,300         206,778
        Cementos Argos SA                                                         7,800          44,762
        Corporacion Financiera Colombiana SA                                      2,368          43,880
        Ecopetrol SA                                                             86,300         178,917
        Empresa de Energia de Bogota SA                                             500          46,091
        Empresa de Telecomunicaciones de Bogota*                                 23,800           8,393
        Grupo Aval Acciones Y Valores                                           107,700          77,401
        Grupo de Inversiones Suramericana SA                                      5,600         111,013

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                Shares        Value
                                                                               --------    ------------
        Grupo Nacional de Chocolates SA                                          14,100    $    174,640
        Interconexion Electrica SA                                               18,478         125,392
        Inversiones Argos SA                                                      9,500          94,416
        Isagen SA ESP                                                            46,200          59,247
        Petrominerales, Ltd                                                         307          11,634
        Proenergia Internacional SA                                               2,000           8,977
        Promigas SA(1)                                                            2,000          33,129
                                                                                           ------------
    TOTAL COLOMBIA                                                                            1,368,103
                                                                                           ------------
    CROATIA -- 0.2%
        Atlantska Plovidba DD                                                       562          78,644
        Ericsson Nikola Tesla                                                       200          63,250
        Hrvatske Telekomunikacije DD                                              3,550         201,578
        Koncar-Elektroindustrija DD*                                                920          98,282
        Petrokemija DD*                                                           1,500          42,844
        Podravka DD*                                                              1,000          62,557
        Privredna Banka Zagreb DD(1)                                                830         103,829
        Tankerska Plovidba DD*                                                       40          10,856
        VIRO Tvornica Secera*                                                       370          33,259
        Zagrebacka Banka DD                                                         600          30,605
                                                                                           ------------
    TOTAL CROATIA                                                                               725,704
                                                                                           ------------
    CZECH REPUBLIC -- 0.3%
        CEZ AS                                                                   10,230         522,814
        Komercni Banka AS*                                                        1,600         403,765
        Philip Morris CR AS*                                                        100          60,215
        Telefonica 02 Czech Republic AS                                           9,722         227,424
        Unipetrol AS*                                                             7,900          79,397
                                                                                           ------------
    TOTAL CZECH REPUBLIC                                                                      1,293,615
                                                                                           ------------
    DENMARK -- 0.9%
        AP Moller - Maersk A/S - Class A*                                            16         147,039
        AP Moller - Maersk A/S - Class B*                                            49         460,923
        Carlsberg A/S - Class B                                                  12,057       1,298,238
        Coloplast A/S - Class B                                                     137          19,842
        Danisco A/S                                                               1,270         160,283
        Danske Bank A/S*                                                         15,841         350,771
        Danske Bank A/S*                                                          4,028          89,959
        DSV A/S                                                                   1,213          29,949
        Novo Nordisk A/S - Class B++                                              8,183       1,028,085
        Novozymes A/S - Class B                                                     271          41,491
        TrygVesta A/S                                                                98           5,763
        Vestas Wind Systems A/S*                                                  1,213          52,613
        William Demant Holding*                                                     139          12,037
                                                                                           ------------
    TOTAL DENMARK                                                                             3,696,993
                                                                                           ------------
    EGYPT -- 0.3%
        Alexandria Mineral Oils Co.                                               4,000          36,855
        Commercial International Bank*                                           20,000         109,573
        Eastern Tobacco Co.                                                       1,500          26,524
        Egypt Kuwait Holding Co.                                                 33,273          45,917
        Egyptian Co. for Mobile Services                                          1,400          37,040
        Egyptian Financial Group-Hermes Holding                                  15,800          58,062
        Egyptian International Pharmaceutical Industrial Co.                      8,690          52,115
        El Ezz Aldekhela Steel - Alexandria                                         350          37,233
        El Ezz Steel Co.*                                                        15,500          27,127
        El Sewedy Cables Holding Co.*                                             4,719          30,819
        El Watany Bank of Egypt(1)                                                5,466          23,113
        Juhayna Food Industries*                                                 34,500          32,361
        Misr Beni Suef Cement Co.                                                 4,700          52,130
        Misr Cement Co.(1)                                                        2,600          53,741
        National Societe General Bank SAE                                         5,989          38,339
        Olympic Group Financial Investments                                       7,000          40,042
        Orascom Construction Industries                                           3,600         148,639
        Orascom Telecom Holding SAE*                                            140,875         102,828
        Oriental Weavers                                                          5,605          29,617
        Six of October Development & Investment*                                  1,710          18,195
        Talaat Moustafa Group*                                                   23,500          17,863
        Telecom Egypt                                                            30,200          87,466
                                                                                           ------------
    TOTAL EGYPT                                                                               1,105,599
                                                                                           ------------
    ESTONIA -- 0.2%
        AS Eesti Ehitus*(1)                                                      12,000          23,129
        AS Merko Ehitus(1)                                                        4,300          56,673
        AS Tallinna Vesi(1)                                                       5,400          66,618
        Olympic Entertainment Group AS*                                          42,630          92,435
        Tallink Group, Ltd.*                                                    306,420         350,011
        Tallinna Kaubamaja AS(1)                                                 11,600         108,993
                                                                                           ------------
    TOTAL ESTONIA                                                                               697,859
                                                                                           ------------
    FINLAND -- 0.7%
        Elisa Oyj                                                                   781          17,189
        Fortum Oyj*                                                               6,477         219,933
        Kesko Oyj - Class B*                                                     10,478         490,029
        Kone Oyj - Class B                                                          909          52,302
        Metso Oyj                                                                   863          46,402
        Neste Oil Oyj                                                             4,585          94,543
        Nokia Oyj                                                                 6,458          55,234
        Nokian Renkaat Oyj                                                          634          26,982
        Outokumpu Oyj                                                             2,005          34,723
        Rautaruukki Oyj                                                           1,840          44,121
        Sampo Oyj - Class A                                                       1,513          48,266
        Stora Enso Oyj - Class R                                                 42,881         510,777
        UPM-Kymmene Oyj*                                                         32,481         686,795
        Wartsila Oyj                                                              8,414         328,514
                                                                                           ------------
    TOTAL FINLAND                                                                             2,655,810
                                                                                           ------------
    FRANCE -- 4.6%
        Accor SA                                                                    858          38,552
        Aeroports de Paris*                                                       1,206         111,094
        Air France KLM*                                                           7,754         129,120
        Alcatel-Lucent*                                                          20,353         116,848
        Alstom                                                                    1,259          74,448
        Atos Origin SA*                                                             272          15,949
        AXA SA                                                                   42,326         884,466
        Biomerieux                                                                   68           7,132
        BNP Paribas                                                               7,750         566,845
        Bureau Veritas SA                                                            10             785
        Cap Gemini SA                                                             4,520         262,538
        Carrefour SA                                                              4,148         183,645
        Casino Guichard-Perrachon SA                                              2,360         223,384
        CFAO SA                                                                   2,513          94,324
        Christian Dior SA*                                                        3,090         434,979
        Cie Generale d'Optique Essilor International SA                           6,314         468,884

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                Shares        Value
                                                                               --------    ------------
        Cie Generale de Geophysique-Veritas - ADR*++                              1,200    $     43,428
        Ciments Francais SA                                                         373          37,669
        CNP Assurances                                                            2,460          52,225
        Compagnie de Saint-Gobain                                                14,008         857,708
        Compagnie Generale de Geophysique*                                        1,920          69,236
        Compagnie Generale des Etablissements Michelin - Class B                    911          76,947
        Credit Agricole SA                                                       41,538         681,684
        Dassault Systemes SA                                                        351          26,976
        Edenred*                                                                    839          25,320
        Electricite de France                                                     1,532          63,441
        Eramet                                                                       30          11,088
        Eurazeo                                                                     379          29,638
        Eutelsat Communications                                                   2,740         109,445
        France Telecom SA                                                        30,744         688,845
        GDF Suez                                                                 50,829       2,070,992
        Groupe Danone                                                             4,116         268,880
        Groupe Eurotunnel SA                                                      9,266          98,580
        Hermes International                                                         68          14,908
        ICADE                                                                       135          16,660
        Iliad SA                                                                    943         113,061
        Imerys SA*                                                                  219          16,055
        Ipsen                                                                       173           6,207
        JCDecaux SA*                                                                395          13,256
        L'Air Liquide SA                                                          1,650         219,245
        L'Oreal SA                                                                2,625         305,795
        Lafarge SA                                                                5,924         369,526
        Lagardere SCA                                                             7,963         339,964
        Legrand Holding SA                                                        9,301         386,937
        LVMH Moet Hennessy Louis Vuitton SA                                       4,446         703,804
        M6 Metropole Television                                                   3,208          83,835
        Natexis*                                                                 27,081         153,171
        Pernod-Ricard SA                                                          1,630         152,231
        Peugeot SA*                                                               8,559         338,178
        Pinault-Printemps-Redoute SA                                              1,100         168,596
        Publicis Groupe SA                                                        2,441         136,905
        Renault SA*                                                              16,022         885,772
        Rexel SA*                                                                 2,581          65,163
        Sa des Ciments Vicat                                                        165          14,033
        Safran SA                                                                   978          34,567
        Sanofi-Aventis SA                                                         2,103         147,453
        Schneider Electric SA                                                     3,241         553,931
        SCOR SE                                                                   4,541         123,658
        Societe BIC SA                                                              157          13,955
        Societe Generale                                                         11,727         762,001
        Societe Television Francaise 1                                           14,674         269,411
        Sodexo                                                                      554          40,457
        Suez Environnement SA                                                       553          11,442
        Technip SA                                                                3,815         406,846
        Total SA                                                                  5,227         318,196
        Unibail- Rodamco SE                                                         664         143,834
        Vallourec SA                                                                442          49,586
        Video Futur Entertainment Group SA*                                       4,954           1,685
        Vivendi Universal SA                                                     69,305       1,979,104
                                                                                           ------------
    TOTAL FRANCE                                                                             18,184,523
                                                                                           ------------
    GERMANY -- 4.0%
        Adidas AG                                                                 6,198         390,482
        Allianz SE - Registered Shares                                            8,127       1,140,581
        Axel Springer AG*                                                           264          42,671
        BASF SE                                                                     904          78,188
        Bayer AG                                                                  4,602         356,358
        Bayerische Motoren Werke (BMW) AG                                        10,989         914,945
        Beiersdorf AG                                                               124           7,568
        Bilfinger Berger AG                                                         772          67,012
        Brenntag AG*                                                                794          88,175
        Celesio AG                                                                4,861         119,386
        Commerzbank AG*                                                           9,543          74,370
        Continental AG*                                                             104           9,384
        DaimlerChrysler AG - Registered Shares*                                  11,860         837,874
        DaimlerChrysler AG - Registered Shares                                    7,900         559,241
        Deutsche Bank AG - Registered Shares++                                    8,646         510,719
        Deutsche Boerse AG                                                        1,469         111,483
        Deutsche Lufthansa AG - Registered Shares*                                8,997         190,684
        Deutsche Post AG - Registered Shares                                        281           5,066
        Deutsche Telekom AG                                                      34,151         526,092
        Deutsche Telekom AG - ADR                                                36,500         562,830
        E.On AG                                                                  49,230       1,503,510
        Fraport AG Frankfurt Airport Services Worldwide                           8,220         602,387
        Fresenius Medical Care AG & Co. KGaA                                      2,136         143,455
        Fresenius SE                                                              6,266         579,606
        GEA Group AG                                                              1,277          42,059
        Generali Deutschland Holding AG*                                             85          10,318
        HeidelbergCement AG                                                       5,955         415,935
        Henkel AG & Co.KGaA                                                       1,839          96,078
        Hochtief AG                                                                 270          29,043
        Infineon Technologies AG                                                 27,136         278,236
        K+S AG                                                                      839          63,339
        Kabel Deutschland Holding AG*                                               463          24,540
        Lanxess*                                                                  5,143         384,694
        Linde AG                                                                  1,080         170,582
        MAN AG                                                                    4,312         537,763
        Merck KGaA                                                                2,017         182,028
        Metro AG                                                                  1,869         127,709
        Muenchener Rueckversicherungs-Gesellschaft AG                             7,263       1,142,531
        Puma AG                                                                      30           8,799
        Salzgitter AG                                                             1,202          94,883
        SAP AG                                                                    5,831         356,990
        Siemens AG                                                               11,818       1,619,737
        Suedzucker AG                                                            14,193         395,848
        ThyssenKrupp AG                                                             244           9,969
        TUI AG*++                                                                 9,562         114,277
        United Internet AG                                                          702          12,635
        Volkswagen AG*++                                                          1,555         238,665
                                                                                           ------------
    TOTAL GERMANY                                                                            15,778,725
                                                                                           ------------
    GHANA -- 0.1%
        Aluworks Ghana, Ltd.*(1)                                                232,000          33,796
        CAL Bank, Ltd.(1)                                                       498,146          89,057
        Ghana Commercial Bank, Ltd.(1)                                          106,696         176,620

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                Shares        Value
                                                                               --------    ------------
        Produce Buying Co., Ltd.(1)                                             162,500    $     26,899
        Standard Chartered Bank(1)                                                2,200          72,865
                                                                                           ------------
    TOTAL GHANA                                                                                 399,237
                                                                                           ------------
    GREECE -- 0.1%
        Coca-Cola Hellenic Bottling Co. SA                                       10,325         277,286
        Hellenic Petroleum SA                                                     1,826          19,072
        Marfin Investment Group SA*                                               4,774           5,277
        National Bank of Greece SA*                                              17,568         156,106
                                                                                           ------------
    TOTAL GREECE                                                                                457,741
                                                                                           ------------
    GUERNSEY -- 0.0%
        Resolution, Ltd.                                                         23,025         109,296
                                                                                           ------------
    TOTAL GUERNSEY                                                                              109,296
                                                                                           ------------
    HONG KONG -- 2.6%
        AIA Group, Ltd.*                                                        155,600         479,089
        Aluminum Corp. of China, Ltd. - Class H*                                 38,000          36,151
        ASM Pacific Technology, Ltd.                                              1,100          13,809
        Bank of East Asia, Ltd.                                                   8,600          36,540
        Beijing Capital International Airport Co., Ltd.- Class H                 26,000          13,704
        Beijing Enterprises Holdings, Ltd. - Class H                              7,000          39,956
        Belle International Holdings, Ltd.                                      130,000         238,322
        BOC Hong Kong, Ltd.                                                      71,000         231,386
        Chaoda Modern Agriculture Holdings, Ltd.                                 98,140          60,939
        Cheung Kong Holdings, Ltd.                                                4,000          65,205
        China Agri-Industries Holdings, Ltd.                                     51,000          57,173
        China COSCO Holdings Co., Ltd. - Class H*                                63,000          64,470
        China Green Holdings, Ltd.                                               45,000          34,653
        China Life Insurance Co., Ltd. - Class H                                 64,000         240,250
        China Mengniu Dairy Co., Ltd.                                            36,000          95,339
        China Merchants Holdings International Co., Ltd.                         38,470         162,465
        China Mobile, Ltd.                                                       78,500         723,081
        China Overseas Land & Investment, Ltd.                                   52,320         106,408
        China Petroleum & Chemical Corp. - Class H                              182,000         182,502
        China Resources Enterprise, Ltd.                                         88,000         357,496
        China Resources Land, Ltd.                                               28,000          52,411
        China Resources Power Holdings Co., Ltd.                                 39,600          76,262
        China Unicom Hongkong, Ltd.                                              86,652         143,927
        CLP Holdings, Ltd.                                                        7,500          60,648
        CNOOC, Ltd.                                                             151,000         380,482
        COSCO Pacific, Ltd.                                                      38,000          71,911
        Dongfeng Motor Group Co., Ltd. - Class H                                120,000         204,254
        Esprit Holdings, Ltd.                                                    31,739         145,667
        Foxconn International Holdings, Ltd.*++                                  33,000          19,812
        Geely Automobile Holdings, Ltd.++                                       175,000          65,019
        Global Bio-Chem Technology Group Co., Ltd.*                             182,000          29,715
        Great Eagle Holdings, Ltd.                                                3,000          10,008
        Hang Lung Group, Ltd.                                                     1,000           6,190
        Hang Lung Properties, Ltd.                                              155,000         678,500
        Hang Seng Bank, Ltd.                                                      2,600          41,982
        Henderson Land Development Co., Ltd.                                     45,048         312,152
        Hong Kong & China Gas Co., Ltd.                                          25,000          59,973
        Hong Kong Exchanges & Clearing, Ltd.                                     12,000         260,717
        Hutchinson Whampoa, Ltd.                                                 91,400       1,082,199
        Jiangxi Copper Co., Ltd. - Class H                                       20,000          66,722
        Kerry Properties, Ltd.                                                    4,000          20,004
        Kingboard Chemicals Holdings, Ltd.                                       13,000          68,355
        Lenovo Group, Ltd.                                                       88,000          50,117
        Li & Fung, Ltd.                                                         118,000         604,521
        Lifestyle International Holdings, Ltd.                                    3,000           7,181
        Mongolia Energy Co., Ltd.*                                               92,000          18,569
        New World Development Co., Ltd.                                         118,539         209,387
        Nine Dragons Paper Holdings, Ltd.                                        16,000          19,171
        Noble Group, Ltd.                                                        26,000          44,141
        Orient Overseas International, Ltd.                                      11,000         115,465
        PCCW, Ltd.                                                                8,000           3,332
        PetroChina Co., Ltd. - Class H                                          194,000         293,798
        Sands China Ltd.*                                                        80,800         180,328
        Shanghai Industrial Holdings, Ltd.                                       13,000          49,804
        Shangri-La Asia, Ltd.                                                     4,000          10,336
        SJM Holdings, Ltd.                                                       35,000          61,284
        Sun Hung Kai Properties, Ltd.                                            20,000         316,768
        Swire Pacific, Ltd. - Class A                                             7,000         102,590
        The HongKong & Shanghai Hotels                                            6,000          10,999
        The United Laboratories International Holdings, Ltd.++                   34,000          61,194
        Wheelock & Co., Ltd.                                                     80,000         300,313
        Wing Hang Bank, Ltd.                                                      1,000          11,776
        Wumart Stores, Inc. - Class H                                            67,000         146,084
        Wynn Macau Ltd.++                                                        97,200         271,161
        Yue Yuen Industrial, Ltd.                                                12,000          38,182
                                                                                           ------------
    TOTAL HONG KONG                                                                          10,022,349
                                                                                           ------------
    HUNGARY -- 0.4%
        Egis Gyogyszergyar Nyrt PLC                                                 380          40,403
        FHB Mortgage Bank PLC*++                                                  2,400          12,794
        Gedeon Richter Nyrt*                                                      1,580         328,443
        Magyar Telecom Telecommunications PLC                                    71,850         225,982
        MOL Hungarian Oil and Gas Nyrt*                                           3,523         450,356
        OTP Bank Nyrt*                                                           18,760         555,135
                                                                                           ------------
    TOTAL HUNGARY                                                                             1,613,113
                                                                                           ------------
    INDIA -- 0.6%
        Axis Bank, Ltd. RegS - GDR                                                4,751         149,561

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                Shares        Value
                                                                               --------    ------------
        Bajaj Holdings and Investment, Ltd. RegS - GDR                            2,000    $     35,688
        GAIL India, Ltd. RegS - GDR                                               1,770         110,498
        HDFC Bank, Ltd. - ADR                                                     1,364         231,798
        ICICI Bank, Ltd. - ADR                                                    4,400         219,252
        Infosys Technologies, Ltd. - ADR++                                        5,900         423,030
        Larsen & Toubro Ltd. - GDR                                                8,401         316,298
        Reliance Industries, Ltd. - 144A GDR ( London Exchange)                   8,855         419,904
        Reliance Infrastructure Ltd.                                              1,720          79,833
        State Bank of India, Ltd. - GDR ( New York Exchange)                        100          12,402
        State Bank of India, Ltd. - GDR ( New York Exhange)                         300          37,206
        Tata Motors, Ltd. - ADR                                                   3,890         108,103
        Wipro, Ltd. - ADR++                                                       4,466          65,427
                                                                                           ------------
    TOTAL INDIA                                                                               2,209,000
                                                                                           ------------
    INDONESIA -- 0.8%
        Adaro Energy Tbk Pt                                                     486,000         122,791
        AKR Corporindo Tbk Pt                                                   258,500          43,640
        Aneka Tambang (Persero) Tbk Pt                                          190,000          50,187
        Astra International Tbk Pt                                               55,500         363,308
        Bank Central Asia Tbk Pt                                                328,500         262,196
        Bank Danamon Indonesia Tbk Pt                                            81,122          61,022
        Bank Mandiri Persero Tbk Pt                                             192,000         149,940
        Bank Negara Indonesia (Persero) Tbk Pt                                  166,000          75,780
        Bank Rakyat Indonesia (Persero) Tbk Pt                                  285,500         188,530
        Barito Pacific Tbk Pt*                                                  269,000          29,657
        Bumi Resources Tbk Pt                                                   544,500         209,483
        Gudang Garam Tbk Pt                                                      22,000         105,736
        Indocement Tunggal Prakarsa Tbk Pt                                       54,500         102,334
        Indofood Sukses Makmur Tbk Pt                                           180,000         111,628
        Indosat Tbk Pt                                                           70,500          42,911
        Kalbe Farma Tbk Pt                                                      174,000          67,941
        Lippo Karawaci Tbk Pt                                                   501,000          35,097
        Perusahaan Gas Negara Pt                                                495,000         221,705
        Semen Gresik (Persero) Tbk Pt                                            89,000          93,012
        Tambang Balubara Bukit Asam Tbk Pt                                       29,000          69,940
        Telekomunikasi Indonesia Tbk Pt                                         434,000         366,339
        Unilever Indonesia Tbk Pt                                                49,000          86,098
        United Tractors Tbk Pt                                                   82,000         204,353
                                                                                           ------------
    TOTAL INDONESIA                                                                           3,063,628
                                                                                           ------------
    IRELAND -- 0.2%
        CRH PLC (Dublin Exchange)                                                11,001         252,567
        CRH PLC - ADR++                                                           3,361          78,043
        Dragon Oil PLC*                                                          25,629         245,863
        Elan Corp. PLC*                                                           3,601          24,777
        Experian PLC                                                              7,508          92,983
        James Hardie Industries SE*                                               2,466          15,559
        Kerry Group PLC - Class A                                                 6,676         248,545
                                                                                           ------------
    TOTAL IRELAND                                                                               958,337
                                                                                           ------------
    ISRAEL -- 0.4%
        Bank Hapoalim BM*                                                        29,802         154,993
        Bank Leumi le-Israel BM                                                  17,143          87,778
        Cellcom Israel, Ltd.                                                        287           9,417
        Delek Group, Ltd.                                                            43          11,639
        Elbit Systems, Ltd.                                                         682          37,978
        Israel Chemicals, Ltd.                                                    7,454         122,725
        Israel Discount Bank, Ltd. - Class A*                                    45,421          95,782
        Makhteshim-Agan Industries, Ltd.*                                         4,788          25,328
        NICE Systems, Ltd.*                                                         127           4,689
        NICE Systems, Ltd. - ADR*                                                 4,935         182,299
        Partner Communications Co., Ltd.                                            325           6,178
        Teva Pharmaceutical Industries, Ltd.                                      2,988         149,904
        Teva Pharmaceutical Industries, Ltd. - ADR                                9,221         462,618
        The Israel Corp., Ltd.*                                                      43          51,522
                                                                                           ------------
    TOTAL ISRAEL                                                                              1,402,850
                                                                                           ------------
    ITALY -- 0.9%
        Assicurazioni Generali SPA                                                7,355         159,271
        Atlantia SPA                                                              7,176         164,445
        Autogrill SPA*                                                            1,494          21,035
        Banca Monte dei Paschi di Siena SPA*                                    101,271         126,370
        Buzzi Unicem SPA                                                          5,205          75,830
        Enel Green Power SPA*                                                    10,670          29,608
        Enel SPA                                                                 26,964         169,972
        ENI SPA                                                                   5,435         133,483
        Exor SpA                                                                    752          23,137
        Fiat Industrial SPA*                                                     20,252         290,741
        Fiat SPA                                                                  3,334          30,192
        Finmeccanica SPA                                                         42,943         540,424
        Luxottica Group SPA*                                                      1,375          44,897
        Mediobanca SPA                                                            4,477          45,809
        Parmalat SPA                                                            125,701         421,129
        Prysmian SPA                                                              1,573          33,751
        Saipem SPA                                                                6,438         342,237
        Telecom Italia SPA                                                      221,829         341,097
        Telecom Italia SPA - ADR                                                 15,200         233,776
        UniCredit SPA                                                           110,553         273,241
        Unione di Banche Italiane SCPA                                           25,628         219,009
                                                                                           ------------
    TOTAL ITALY                                                                               3,719,454
                                                                                           ------------
    JAPAN -- 10.4%
        ABC-Mart, Inc.                                                              100           3,637
        Advantest Corp.                                                           1,000          18,009
        Aeon Co., Ltd.                                                           19,300         223,674
        Aeon Credit Service Co., Ltd.                                               200           2,753
        Aeon Mall Co., Ltd.                                                         400           8,589
        Aisin Seiki Co., Ltd.                                                     2,616          90,827
        Ajinomoto Co., Inc.                                                      22,000         229,310
        Alfresa Holdings Corp.                                                    1,300          49,934
        All Nippon Airways Co., Ltd.                                              4,000          11,926
        Amada Co., Ltd.                                                          62,000         517,288
        Aozora Bank, Ltd.                                                        14,000          31,642
        Asahi Breweries, Ltd.                                                     2,200          36,579
        Asahi Glass Co., Ltd.                                                    19,000         238,928
        Asahi Kasei Corp.++                                                      86,000         580,019
        Astellas Pharma, Inc.                                                    10,500         388,795
        Autobacs Seven Co., Ltd.                                                    400          15,196
        Benesse Holdings, Inc.                                                      400          16,374
        Brother Industries, Ltd.++                                               21,500         315,857

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                Shares        Value
                                                                               --------    ------------
        Canon Marketing Japan, Inc.                                               1,600    $     19,870
        Canon, Inc.                                                              13,383         582,429
        Central Japan Railway Co.                                                    23         182,219
        Chugai Pharmaceutical Co. Ltd.                                            1,200          20,659
        Citizen Holdings Co., Ltd.                                                4,600          26,490
        Coca-Cola West Co., Ltd.                                                  2,600          49,543
        COMSYS Holdings Corp.                                                     3,000          30,332
        Cosmo Oil Co., Ltd.                                                      23,000          71,616
        Credit Saison Co., Ltd.                                                   4,900          78,819
        Dai Nippon Printing Co., Ltd.++                                          23,000         280,103
        Daicel Chemical Industries, Ltd.                                          4,000          24,669
        Daihatsu Motor Co., Ltd.                                                  3,000          43,712
        Daiichi Sankyo Co., Ltd.                                                 15,300         295,405
        Daikin Industries, Ltd.                                                   1,554          46,538
        Dainippon Sumito Pharma Co. Ltd.                                          3,900          36,337
        Daito Trust Construction Co., Ltd.                                        3,400         234,215
        Daiwa House Industry Co., Ltd.                                           17,000         208,872
        Daiwa Securities Group, Inc.                                             18,000          82,664
        Dena Co., Ltd.                                                              400          14,451
        Denso Corp.                                                               7,068         234,524
        Dentsu, Inc.                                                                400          10,325
        East Japan Railway Co., Ltd.                                              3,400         189,048
        Epilda Memory, Inc.*                                                      4,400          56,653
        FamilyMart Co., Ltd.                                                        300          11,271
        Fanuc, Ltd.                                                               2,733         413,663
        Fast Retailing Co., Ltd.                                                    300          37,545
        Fuji Electric Holdings Co., Ltd.                                         56,000         177,062
        Fuji Heavy Industries, Ltd.                                              39,000         251,310
        Fuji Media Holdings, Inc.                                                   152         212,705
        FUJIFILM Holdings Corp.                                                  34,000       1,052,945
        Fujikura, Ltd.                                                           14,000          67,997
        Fukuoka Financial Group, Inc.                                            23,000          95,672
        Furukawa Electric Co., Ltd.                                               1,000           4,039
        Glory, Ltd.                                                               1,200          26,415
        Gree, Inc.                                                                1,600          26,833
        GS Yuasa Corp.                                                            2,000          13,296
        Hakuhodo DY Holdings, Inc.                                                  900          47,499
        Hamamatsu Photonics KK                                                      300          11,884
        Hankyu Department Stores, Inc.                                            2,000          13,537
        Hankyu Hanshin Holdings, Inc.                                            25,000         115,412
        Hirose Electric Co., Ltd.                                                   100          10,772
        Hisamitsu Pharmaceutical Co., Inc.                                          300          12,100
        Hitachi Capital Corp.                                                     1,000          13,092
        Hitachi Construction Machinery Co., Ltd.                                    500          12,521
        Hitachi High-Technologies Corp.                                           1,800          35,900
        Hitachi Transport System, Ltd.                                            1,900          26,634
        Hitachi, Ltd.                                                            11,000          57,261
        Hitachi, Ltd. - ADR++                                                       790          40,788
        Hokuhoku Financial Group, Inc.                                           29,000          56,480
        Honda Motor Co., Ltd.                                                    36,040       1,353,991
        House Foods Corp.                                                         1,600          26,160
        Hoya Corp.                                                                2,400          54,763
        Ibiden Co., Ltd.                                                            700          22,107
        Idemitsu Kosan Co., Ltd.                                                    700          81,967
        IHI Corp.                                                                 7,000          17,083
        INPEX Corp.                                                                  58         439,986
        Isetan Mitsukoshi Holdings, Ltd.*                                        14,400         129,666
        Isuzu Motors, Ltd.                                                       35,000         138,435
        ITO EN, Ltd.                                                                100           1,742
        Itochu Corp.                                                             12,990         136,022
        Itochu Techno-Solutions Corp.                                             1,500          48,563
        J Front Retailing Co., Ltd.                                              17,000          70,714
        Japan Tobacco, Inc.                                                          49         177,020
        JFE Holdings, Inc.                                                        2,800          81,933
        JGC Corp.                                                                 1,000          23,407
        JS Group Corp. (Tostem Inax Holding Corp.)                                9,200         238,904
        JSR Corp.                                                                 1,000          20,065
        JTEKT Corp.                                                               3,500          45,528
        Jupiter Telecommunications Co., Ltd.                                         14          13,751
        JX Holdings, Inc.                                                       132,560         892,445
        Kajima Corp.                                                             24,000          67,228
        Kamigumi Co., Ltd.                                                        8,000          68,382
        Kaneka Corp.                                                             46,000         320,197
        Kao Corp.                                                                16,800         419,091
        Kawasaki Heavy Industries, Ltd.                                           7,000          30,801
        Kawasaki Kisen Kaisha, Ltd.                                              34,000         125,487
        KDDI Corp.                                                                   14          86,680
        Keihin Electric Express Railway Co., Ltd.                                 5,000          36,006
        Keio Corp.                                                                3,000          17,925
        Keisei Electric Railway Co., Ltd.                                         1,000           5,735
        Keyence Corp.                                                               300          76,785
        KIKKOMAN CORP                                                             4,000          37,701
        Kinden Corp.                                                              3,000          27,302
        Kintetsu Corp.                                                           12,000          38,519
        Kobe Steel, Ltd.                                                          7,000          18,177
        Komatsu, Ltd.                                                            25,011         849,436
        Konami Corp.                                                              4,300          79,611
        Konica Minolta Holdings, Inc..                                           21,500         180,158
        Kubota Corp.                                                             10,000          94,253
        Kurita Water Industries, Ltd.                                               600          17,737
        Kyocera Corp.                                                             2,000         202,693
        Kyocera Corp. - ADR++                                                       300          30,255
        Kyowa Hakko Konin Co., Ltd.                                               9,000          84,395
        Lawson, Inc.                                                                900          43,388
        Mabuchi Motor Co., Ltd                                                    1,700          80,933
        Makita Corp.                                                                600          27,915
        Marubeni Corp.                                                            4,000          28,805
        Marui Co., Ltd.                                                          18,900         122,016
        Maruichi Steel Tube, Ltd.                                                 1,265          31,252
        Matsui Securities Co., Ltd.                                               8,000          43,472
        Mazda Motor Corp.                                                        53,000         116,603
        McDonald's Holdings Co. Japan, Ltd.                                         300           7,242
        Medipal Holdings Corp.                                                    4,350          38,490
        MEIJI Holdings Co., Ltd.                                                  2,700         108,578
        Minebea Co., Ltd.                                                         1,000           5,518
        Miraca Holdings, Inc.                                                       600          22,974
        Mitsubishi Chemical Holdings Corp.                                       22,000         138,327
        Mitsubishi Corp.                                                          4,976         138,129
        Mitsubishi Electric Corp.                                                41,335         487,990
        Mitsubishi Estate Co., Ltd.                                               8,000         135,321
        Mitsubishi Gas Chemical Co., Inc.                                        15,000         107,658
        Mitsubishi Heavy Industries, Ltd.                                       134,000         615,388
        Mitsubishi Logistics Corp.                                                3,000          33,542

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                Shares        Value
                                                                               --------    ------------
        Mitsubishi Materials Corp.                                               42,000    $    142,390
        Mitsubishi Motors Corp.*                                                 22,000          26,978
        Mitsubishi Tanabe Pharma Corp.                                            2,467          40,039
        Mitsubishi UFJ Financial Group, Inc.                                    379,294       1,751,009
        Mitsui & Co., Ltd.                                                        4,092          73,349
        Mitsui Chemicals, Inc.                                                   30,000         106,035
        Mitsui Engineering & Shipbuilding Co., Ltd.                               2,000           4,785
        Mitsui Fudosan Co., Ltd.                                                  6,000          99,038
        Mitsui O.S.K Lines, Ltd.                                                  7,000          40,310
        Mitsui Sumitomo Insurance Group Holdings, Inc.                            3,600          81,972
        Mitsumi Electric Co., Ltd.                                                2,700          35,933
        Mizuho Financial Group, Inc.                                             12,100          20,075
        Mizuho Trust & Banking Co., Ltd.                                          8,000           7,213
        Murata Manufacturing Co., Ltd.                                            1,700         122,421
        Nabtesco Corp.                                                            1,000          25,150
        Nagase & Co., Ltd.                                                        3,000          35,706
        Namco Bandai Holdings, Inc.                                               6,100          66,515
        NEC Corp.*                                                               80,000         174,080
        NEC Electronics Corp.*                                                    1,900          16,172
        NGK Insulators, Ltd.                                                      2,000          35,754
        Nichirei Corp.                                                            1,000           4,268
        Nidec Corp.                                                               1,419         122,828
        Nikon Corp.                                                               1,800          37,112
        Nintendo Co., Ltd.                                                        1,700         459,233
        Nippon Building Fund, Inc.                                                    1           9,738
        Nippon Electric Glass Co., Ltd.                                          10,000         141,621
        Nippon Express Co., Ltd.                                                108,000         414,186
        Nippon Meat Packers, Inc.                                                 7,000          88,278
        Nippon Paper Group, Inc.                                                  2,200          46,867
        Nippon Sheet Glass Co., Ltd.                                             74,000         213,513
        Nippon Shokubai Co., Ltd.                                                 4,000          50,108
        Nippon Steel Corp.                                                       47,000         150,301
        Nippon Telegraph & Telephone Corp.                                       15,700         704,971
        Nippon Television Network Corp.                                             180          25,600
        Nippon Yusen Kabushiki Kaisha                                            55,000         214,895
        Nissan Chemical Industries, Ltd.                                          6,000          62,034
        Nissan Motor Co., Ltd.                                                   80,400         713,335
        Nissha Printing Co., Ltd.                                                   100           2,158
        Nisshin Seifun Group, Inc.                                               19,000         219,055
        Nisshin Steel Co., Ltd.                                                  78,000         167,853
        Nisshinbo Holdings, Inc.                                                  3,000          29,106
        Nissin Foods Holdings Co., Ltd.                                             300          10,575
        Nitori Co., Ltd.                                                            200          17,576
        Nitto Denko Corp.                                                         1,500          79,526
        NKSJ Holdings, Inc.                                                       1,000           6,528
        Nok Corp.                                                                 2,700          47,846
        Nomura Real Estate Holdings, Inc.                                           500           7,580
        Nomura Research Institute, Ltd.                                             500          11,036
        NSK, Ltd.                                                                 6,000          51,719
        NTT Data Corp.                                                                7          21,636
        NTT Urban Development Corp.                                                   6           5,028
        Odakyu Electric Railway Co., Ltd.                                         3,000          25,283
        Ohbayashi Corp.                                                          22,000          97,860
        OJI Paper Co., Ltd.                                                      25,000         118,718
        Olympus Corp.                                                             1,500          41,729
        Omron Corp.                                                               1,100          30,919
        Onward Kashiyama Co., Ltd.                                                2,000          14,859
        Oracle Corp. Japan                                                          100           4,166
        Oriental Land Co., Ltd.                                                     300          23,840
        Panasonic Corp.                                                          77,600         987,026
        QP Corp.                                                                  3,100          37,418
        Rakuten, Inc.                                                                42          37,769
        Rengo Co., Ltd.                                                           7,000          45,696
        Ricoh Co., Ltd.                                                          52,000         610,147
        Rinnai Corp.                                                                200          13,272
        Rohm Co., Ltd.                                                            8,600         538,663
        Sankyo Co., Ltd.                                                          1,000          51,274
        Santen Pharmaceutical Co., Ltd.                                             400          15,941
        Sapporo Hokuyo Holdings, Inc.                                            13,000          62,515
        SBI Holdings, Inc.*                                                         828         104,222
        Secom Co., Ltd.                                                           2,000          92,931
        Sega Sammy Holdings, Inc.                                                 8,600         149,502
        Seiko Epson Corp.                                                         1,300          20,818
        Sekisui Chemical Co., Ltd.                                               14,000         109,570
        Sekisui House, Ltd.                                                      18,000         168,791
        Seven & I Holdings Co., Ltd.                                             15,700         400,522
        Seven Bank, Ltd.                                                              1           2,014
        Sharp Corp.                                                              44,563         441,987
        Shikoku Electric Power Co., Inc.                                          1,900          51,692
        Shimadzu Corp.                                                            1,000           8,884
        Shimamura Co., Ltd.                                                         100           8,812
        Shimano, Inc.                                                               300          14,986
        Shimizu Corp.                                                            23,000         102,308
        Shin-Etsu Chemical Co., Ltd.                                              3,100         154,106
        Shinko Electric Industries Co., Ltd.                                      8,600          88,088
        Shinko Securities Co., Ltd.*                                             19,000          50,481
        Shinsei Bank, Ltd.                                                        9,000          10,604
        Shionogi & Co., Ltd.                                                      1,700          29,001
        Shiseido Co., Ltd.                                                        1,900          32,893
        Showa Denko KK                                                            8,000          16,062
        SMC Corp.                                                                   850         139,895
        Softbank Corp.                                                            9,700         387,160
        Sojitz Corp.                                                             30,900          61,666
        Sony Corp.                                                               54,700       1,751,873
        Sony Financial Holdings, Inc.                                               800          15,869
        Stanley Electric Co., Ltd.                                                  800          13,224
        Sumitomo Bakelite Co., Ltd.                                               9,000          55,290
        Sumitomo Chemical Co., Ltd.                                               4,000          19,957
        Sumitomo Corp.                                                           62,600         894,823
        Sumitomo Electric Industries, Ltd.                                       52,200         722,315
        Sumitomo Forestry Co., Ltd.                                               6,000          54,532
        Sumitomo Heavy Industries, Ltd.                                           3,000          19,584
        Sumitomo Metal Industries, Ltd.                                          18,000          40,250
        Sumitomo Metal Mining Co., Ltd.                                          12,000         206,444
        Sumitomo Mitsui Financial Group, Inc.                                     3,100          96,377
        Sumitomo Realty & Development Co., Ltd.                                   2,000          40,010
        Suzuken Co., Ltd.                                                         2,300          60,666
        Suzuki Motor Corp.                                                       13,234         295,768
        Sysmex Corp.                                                                400          14,148
        T&D Holdings, Inc.                                                        4,450         109,672
        Taiheiyo Cement Corp.                                                    26,000          43,761

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                Shares        Value
                                                                               --------    ------------
        Taisei Corp.                                                             38,000    $     93,652
        Taisho Pharmaceutical Co., Ltd.                                           4,000          86,559
        Taiyo Nippon Sanso Corp.                                                  1,000           8,331
        Takashimaya Co., Ltd.                                                    10,000          63,837
        Takeda Pharmaceutical Co., Ltd.++                                         3,200         149,267
        TDK Corp.                                                                 2,300         135,904
        Teijin, Ltd.                                                             37,000         165,472
        Terumo Corp.                                                                900          47,445
        The 77 Bank, Ltd.                                                        14,000          70,353
        The Bank of Kyoto, Ltd.                                                  11,000          97,331
        The Bank of Yokohama, Ltd.                                               34,000         161,457
        The Chugoku Bank, Ltd.                                                    6,000          68,093
        The Dai-ichi Life Insurance Co., Ltd.                                       178         268,562
        The Daishi Bank, Ltd.                                                    12,000          39,673
        The Gunma Bank, Ltd.                                                     12,000          63,621
        The Hachijuni Bank, Ltd.                                                 13,000          74,862
        The Higo Bank, Ltd.                                                       8,000          44,626
        The Iyo Bank, Ltd.                                                        8,000          66,651
        The Japan Steel Works, Ltd.                                               1,000           7,826
        The Joyo Bank, Ltd.                                                      12,000          47,175
        The Juroku Bank, Ltd.                                                     5,000          16,410
        The Nishi-Nippon City Bank, Ltd.                                         17,000          48,846
        The San-In Godo Bank, Ltd.                                                5,000          37,269
        The Shiga Bank, Ltd.                                                      8,000          42,029
        The Shizuoka Bank, Ltd.                                                   3,000          24,814
        The Suruga Bank, Ltd.                                                     1,000           8,872
        TheYokohama Rubber Co., Ltd.                                              6,000          29,069
        THK Co., Ltd.                                                               600          15,090
        Tobu Railway Co., Ltd.                                                    4,000          16,350
        Toda Corp.                                                                4,000          15,821
        Toho Co., Ltd.                                                              500           7,171
        Toho Gas Co., Ltd.                                                        1,000           5,157
        Tokai Rika Co., Ltd.                                                        900          15,343
        Tokio Marine Holdings, Inc.                                              17,400         465,227
        Tokuyama Corp.                                                            7,000          37,365
        Tokyo Broadcasting System Inc.                                              700           8,230
        Tokyo Electron, Ltd.                                                      2,800         154,340
        Tokyo Gas Co., Ltd.                                                      16,000          73,095
        Tokyo Steel Manufacturing Co., Ltd.                                       4,500          52,531
        Tokyo Tatemono Co., Ltd.                                                 11,000          41,128
        Tokyu Corp.                                                               6,000          24,886
        Tokyu Land Corp.                                                         36,000         156,672
        Toppan Printing Co., Ltd.++                                              28,000         220,822
        Toray Industries, Inc.                                                    8,000          58,187
        Toshiba Corp.                                                            26,000         127,218
        Tosoh Corp.                                                              48,000         172,541
        Toto, Ltd.                                                                1,000           8,043
        TOYO INK MANUFACTURING CO LTD                                             1,000           5,109
        Toyo Seikan Kaisha, Ltd.                                                  5,400          88,550
        Toyoda Gosei Co., Ltd.                                                      300           6,250
        Toyota Auto Body Co., Ltd.                                                1,400          23,496
        Toyota Boshoku Corp.                                                        300           4,317
        Toyota Industries Corp.                                                   1,000          30,248
        Toyota Motor Corp.                                                       18,858         759,489
        Toyota Motor Corp. - ADR                                                  1,812         145,413
        Toyota Tsusho Corp.                                                       7,300         120,409
        Trend Micro, Inc.                                                           500          13,315
        Tsumura & Co.                                                               300           9,413
        Ube Industries, Ltd.                                                      5,000          15,929
        Unicharm Corp.                                                            7,400         269,115
        UNY Co., Ltd.                                                            13,000         120,654
        Ushio, Inc.                                                                 500           9,780
        USS Co., Ltd.                                                             1,820         141,565
        Wacoal Holdings Corp.                                                     4,000          50,397
        Yahoo! Japan Corp.                                                           84          30,053
        Yakult Honsha Co., Ltd.                                                     500          12,780
        Yamada Denki Co., Ltd.                                                      490          33,048
        Yamaguchi Financial Group, Inc.                                           8,000          74,056
        Yamaha Corp.                                                              6,400          72,556
        Yamaha Motor Co., Ltd.*                                                     700          12,219
        Yamato Holdings Co., Ltd.                                                14,600         226,425
        Yamato Kogyo Co., Ltd.                                                    1,600          53,282
        Yamazaki Baking Co., Ltd.                                                 8,000          93,195
        Yaskawa Electric Corp.                                                    1,000          11,854
        Yokogawa Electric Corp.*                                                    700           5,335
                                                                                           ------------
    TOTAL JAPAN                                                                              40,686,972
                                                                                           ------------
    JORDAN -- 0.2%
        Arab Bank PLC                                                            22,845         289,855
        Arab Potash Co.                                                           2,100         113,958
        Capital Bank of Jordan*                                                  21,205          43,394
        Jordan Petroleum Refinery Co.                                             1,380           9,193
        Jordan Phosphate Mines                                                    1,700          33,518
        Jordan Steel                                                              5,259          16,032
        Jordan Telecom Corp.                                                      4,400          35,396
        Jordanian Electric Power Co.                                             10,917          56,700
        Middle East Complex*(1)                                                      60              27
        Taameer Jordan Holdings PSC*                                             12,900           6,554
                                                                                           ------------
    TOTAL JORDAN                                                                                604,627
                                                                                           ------------
    KAZAKHSTAN -- 0.1%
        Halyk Savings Bank of Kazakhstan JSC RegS - GDR                          15,500         156,085
        KazMunaiGas Exploration Production GDR                                    9,000         200,772
                                                                                           ------------
    TOTAL KAZAKHSTAN                                                                            356,857
                                                                                           ------------
    KENYA -- 0.1%
        Athi River Mining, Ltd.                                                   8,000          16,299
        Bamburi Cement Co., Ltd.(1)                                              11,700          23,978
        Barclays Bank of Kenya, Ltd.                                             48,400          33,550
        East African Breweries, Ltd.                                             46,280         100,985
        Equity Bank, Ltd.                                                       320,900          96,715
        Kenya Airways, Ltd.(1)                                                  116,000          45,100
        Kenya Commercial Bank, Ltd.                                             244,300          69,211
        Nation Media Group                                                       26,620          55,839
        Safaricom, Ltd.                                                       2,400,100         109,950
        Standard Chartered Bank Kenya, Ltd.                                       9,711          30,790
                                                                                           ------------
    TOTAL KENYA                                                                                 582,417
                                                                                           ------------
    LATVIA -- 0.0%
        Latvian Shipping Co.*(1)                                                 36,206          31,106
                                                                                           ------------
    TOTAL LATVIA                                                                                 31,106
                                                                                           ------------
    LEBANON -- 0.1%
        Solidere RegS - GDR                                                      13,100         238,944
                                                                                           ------------
    TOTAL LEBANON                                                                               238,944
                                                                                           ------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                Shares        Value
                                                                               --------    ------------
    LITHUANIA -- 0.1%
        Apranga PVA*(1)                                                          22,400    $     61,554
        Invalda PVA*                                                             17,284          47,030
        Lesto AB*                                                                19,018          26,359
        Lietuvos Energija(1)                                                      8,556           6,609
        Lifosa PVA*                                                               4,400          89,108
        LITGRID Turtas AB*                                                        8,818           6,623
        Panevezio Statybos Trestas                                               16,900          44,907
        Pieno Zvaigzdes                                                          10,687          22,718
        Sanitas*                                                                  9,500          69,323
        Siauliu Bankas*                                                          30,912          14,325
        TEO LT AB                                                                59,800          58,476
                                                                                           ------------
    TOTAL LITHUANIA                                                                             447,032
                                                                                           ------------
    LUXEMBOURG -- 0.5%
        APERAM++                                                                  2,085          83,379
        ArcelorMittal (London Exchange)                                           3,059         110,656
        ArcelorMittal (New York Exchange)++                                      33,953       1,227,401
        Evraz Group SA GDR - Registered Shares*                                   1,400          55,580
        L'Occitane International SA*                                             53,789         132,631
        SES SA                                                                    4,320         111,272
        Tenaris SA                                                                2,081          51,109
                                                                                           ------------
    TOTAL LUXEMBOURG                                                                          1,772,028
                                                                                           ------------
    MALAYSIA -- 0.7%
        Alliance Financial Group Bhd                                             28,800          30,143
        Axiata Group Bhd*                                                        45,000          71,168
        Batu Kawan Bhd                                                           12,600          63,400
        British American Tobacco Bhd                                              4,100          65,059
        Bumiputra-Commerce Holdings Bhd                                          16,900          45,755
        Bursa Malaysia Bhd                                                       14,500          39,879
        Digi.com Bhd                                                              5,000          47,214
        Eastern & Oriental Bhd                                                   15,700           6,117
        EON Capital Bhd*                                                         14,200          32,819
        Genting Bhd                                                              34,700         126,484
        Hong Leong Bank Bhd                                                      16,400          53,336
        IJM Corp. Bhd                                                            40,860          86,475
        IOI Corp. Bhd                                                            49,480          94,100
        KLCC Property Holdings Bhd                                               24,500          27,018
        KNM Group Bhd                                                            27,075          24,673
        Kuala Lumpur Kepong Bhd                                                  15,400         107,794
        Kulim Malaysia Bhd                                                       97,600         107,308
        Malayan Banking Bhd                                                      42,390         125,403
        Malaysian Airline System Bhd*                                            64,500          39,184
        Malaysian Resources Corp. Bhd                                            83,700          60,797
        Maxis Bhd                                                                36,000          63,947
        MISC Bhd                                                                 24,700          64,181
        MMC Corp. Bhd                                                            48,400          44,265
        Muhibbah Engineering M Bhd                                               68,300          36,532
        Multi-Purpose Holdings Bhd                                               36,500          32,297
        Petronas Chemicals Group Bhd*                                           103,300         246,931
        Petronas Dagangan Bhd                                                    17,900          97,515
        PPB Group Bhd                                                            14,100          79,235
        Public Bank Bhd                                                          19,800          85,770
        Ranhill Bhd                                                              52,000          12,705
        RHB Capital Bhd                                                           9,900          28,045
        SapuraCrest Petroleum Bhd                                                27,700          34,388
        Scomi Group Bhd*                                                         69,500           7,458
        Shell Refining Co. Federation of Malaya Bhd                               9,800          34,945
        Sime Darby Bhd                                                           84,646         257,955
        SP Setia Bhd                                                             19,800          41,185
        TA Ann Holdings Bhd                                                      13,200          29,113
        Telekom Malaysia Bhd                                                     35,100          46,819
        Tenaga Nasional Bhd                                                      49,125         101,372
        UMW Holdings Bhd                                                         15,400          37,423
        Wah Seong Corp. Bhd                                                      35,921          25,025
        WCT Engineering Bhd                                                      35,466          35,598
        YTL Corp. Bhd                                                            19,158          47,061
        YTL Power International Bhd                                              69,316          52,638
                                                                                           ------------
    TOTAL MALAYSIA                                                                            2,796,529
                                                                                           ------------
    MAURITIUS -- 0.2%
        Essar Energy PLC*                                                         2,123          16,113
        Mauritius Commercial Bank                                                38,600         229,697
        Mauritius Development Investment Trust Co., Ltd.(1)                     265,200          50,426
        Naiade Resorts, Ltd.*                                                     7,000           6,211
        New Mauritius Hotels, Ltd.                                               18,900          70,542
        Rogers & Co., Ltd.(1)                                                     7,100          75,500
        State Bank of Mauritius, Ltd.                                            55,800         184,690
        Sun Resorts, Ltd. - Class A                                              24,969          49,674
                                                                                           ------------
    TOTAL MAURITIUS                                                                             682,853
                                                                                           ------------
    MEXICO -- 1.5%
        Alfa SAB de CV - Class A*                                                16,700         216,190
        America Movil SAB de CV - Series L                                      442,312       1,286,278
        Carso Infraestructura y Construccion SAB de CV*                          41,900          26,772
        Cemex SAB de CV*                                                        341,603         305,576
        Coca-Cola Femsa SAB de CV - Series L                                      6,400          49,335
        Compartamos SAB de CV*++                                                108,000         194,582
        Corp GEO SAB de CV - Series B*                                           18,100          50,765
        Corp Interamericana de Entretenimiento SAB de CV - Series B*             18,679           9,375
        Corp Moctezuma, SAB de CV                                                20,900          51,835
        Desarrolladora Homex SAB de CV*                                           9,200          41,953
        Empresas ICA SAB de CV*                                                  20,800          47,320
        Fomento Economico Mexicano SAB de CV                                     50,800         298,408
        Fresnillo PLC                                                            10,343         256,020
        Grupo Aeroportuario del Centro Norte SAB de CV                           17,800          33,821
        Grupo Aeroportuario del Pacifico SAB de CV - Class B                     14,700          62,832
        Grupo Bimbo SAB de CV - Series A                                         13,400         113,615
        Grupo Carso SAB de CV - Series A1                                        24,800          81,753
        Grupo Financiero Banorte SAB de CV - Series O                            86,100         405,366
        Grupo Financiero Inbursa SAB de CV - Series O                            75,000         345,350
        Grupo Mexico SAB de CV - Series B                                       124,873         468,230

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                            Shares           Value
                                                                         ------------     ------------
   Grupo Modelo SAB de CV - Series C                                         16,500       $     99,185
   Grupo Televisa SAB*                                                       51,300            252,479
   Impulsora Del Desarrollo Y El Empleo en America Latina SAB de CV*         56,900             89,934
   Industrias CH SAB de CV - Series B*                                        7,500             30,884
   Inmuebles Carso SAB de CV*                                                24,800             27,230
   Kimberly-Clark de Mexico SAB de CV - Series A                             14,000             87,088
   Mexichem SAB de CV                                                        34,192            128,495
   Minera Frisco SAB de CV*                                                  24,800            108,671
   Organizacion Soriana SAB de CV - Series B                                 10,800             38,135
   Promotora Y Operadora de Infraestructura SAB de CV*                       13,900             58,770
   Telefonos de Mexico SAB de CV                                            111,500            102,365
   TV Azteca SAB de CV                                                       38,700             26,972
   Urbi Desarrollos Urbanos SAB de CV*                                       22,900             53,234
   Wal-Mart de Mexico SAB de CV - Series V                                  125,300            376,075
                                                                                          ------------
TOTAL MEXICO                                                                                 5,824,893
                                                                                          ------------
MOROCCO -- 0.3%
   Attijariwafa Bank                                                          4,909            239,760
   Auto Hall                                                                  3,700             37,164
   Banque Centrale Populaire                                                  1,990             99,442
   Banque Marocaine du Commerce et de l'Industrie                               320             40,700
   Banque Marocaine du Commerce Exterieur                                     3,770            108,869
   Brasseries Maroc                                                             171             48,178
   Ciments du Maroc                                                             500             69,683
   Compagnie Generale Immobiliere                                               390             73,205
   Credit Immobilier et Hotelier                                                800             30,334
   Douja Promotion Groupe Addoha SA                                           5,300             69,106
   Holcim Maroc SA                                                              200             62,928
   Lafarge Ciments                                                              365             80,152
   Maroc Telecom                                                             16,380            318,668
   Samir*                                                                       440             31,655
   Sonasid                                                                      210             42,450
                                                                                          ------------
TOTAL MOROCCO                                                                                1,352,294
                                                                                          ------------

NETHERLANDS -- 2.9%
   Aegon NV*                                                                 48,314            361,797
   Akzo Nobel NV                                                              4,103            281,899
   Amrest Holdings NV*                                                        2,700             72,454
   ASML Holding NV*                                                           3,393            149,545
   European Aeronautic Defence and Space Co. NV*                              3,561            103,658
   Fugro NV                                                                     392             34,543
   Heineken Holding NV                                                        4,698            225,839
   Heineken NV                                                                3,140            171,569
   ING Groep NV- CVA*                                                        73,997            936,577
   Koninklijke Ahold NV                                                      36,076            484,067
   Koninklijke Boskalis Westminster NV                                          635             33,580
   Koninklijke DSM NV                                                        12,896            792,361
   Koninklijke KPN NV                                                        15,676            267,035
   Koninklijke Philips Electronics NV*                                       33,743          1,078,588
   Koninklijke Vopak NV                                                         418             20,112
   New World Resources NV - Class A                                          13,870            225,919
   QIAGEN NV*                                                                 1,361             27,186
   Randstad Holdings NV*                                                        626             34,866
   Royal Dutch Shell PLC - ADR                                               48,034          3,518,010
   Royal Dutch Shell PLC - Class A (London Exchange)                         14,360            521,545
   Royal Dutch Shell PLC - Class B                                           19,558            709,078
   SBM Offshore NV                                                              341              9,897
   STMicroelectronics NV                                                     47,313            586,032
   TNT NV                                                                     1,597             40,965
   Unilever NV                                                               10,402            326,159
   VimpelCom, Ltd.                                                           15,400            217,448
                                                                                          ------------
TOTAL NETHERLANDS                                                                           11,230,729
                                                                                          ------------

NEW ZEALAND -- 0.0%
   Auckland International Airport, Ltd.                                       1,842              3,113
   Contact Energy, Ltd.*                                                      8,670             38,501
   Sky City Entertainment Group, Ltd.                                        18,857             48,631
   Telecom Corp. of New Zealand, Ltd.                                        14,488             22,219
                                                                                          ------------
TOTAL NEW ZEALAND                                                                              112,464
                                                                                          ------------
NIGERIA -- 0.2%
   Access Bank PLC                                                          299,750             15,732
   African Petroleum PLC*                                                    61,333              8,905
   Dangote Cement PLC                                                        64,000             51,167
   Ecobank Transnational, Inc.                                              262,889             27,119
   First Bank of Nigeria PLC                                                645,152             58,026
   First City Monument Bank PLC                                             750,000             33,172
   Guaranty Trust Bank PLC                                                  651,856             83,930
   Guinness Nigeria PLC                                                      45,800             57,582
   Nestle Foods Nigeria PLC                                                  14,781             40,550
   Nigerian Breweries PLC                                                   112,400             55,903
   Oando PLC                                                                149,380             60,677
   Oceanic Bank International PLC*                                          363,000              4,447
   UAC of Nigeria PLC                                                       124,250             26,677
   United Bank For Africa PLC                                               636,874             31,207
   Zenith Bank, Ltd.                                                        839,175             82,403
                                                                                          ------------
TOTAL NIGERIA                                                                                  637,497
                                                                                          ------------
NORWAY -- 0.5%
   Aker Kvaerner ASA                                                            954             21,925
   DnB NOR ASA                                                               11,488            176,259
   Marine Harvest                                                           107,749            133,852
   Norsk Hydro ASA                                                           42,673            350,011
   Orkla ASA                                                                 61,297            594,100
   Renewable Energy Corp. ASA*                                               24,074             84,495
   StatoilHydro ASA                                                          10,758            298,215
   Storebrand ASA*                                                           14,265            122,395
   Telenor ASA                                                                3,186             52,425
   Yara International ASA                                                     1,098             55,632
                                                                                          ------------
TOTAL NORWAY                                                                                 1,889,309
                                                                                          ------------
OMAN -- 0.2%
   Bank Dhofar SAOG                                                          33,623             57,989
   Bank Muscat SAOG                                                          76,044            135,496

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                            Shares           Value
                                                                         ------------     ------------
   Dhofar International Development & Investment Holding Co. SAOG*            8,500       $     12,562
   Galfar Engineering & Contracting SAOG                                     34,540             39,923
   National Bank of Oman, Ltd.                                               48,170             39,912
   Oman Flour Mills                                                          16,000             24,229
   Oman International Bank                                                   33,400             23,770
   Oman Oil Marketing Co.                                                    13,300             45,600
   Oman Telecommunications Co.                                               35,200            100,571
   Omani Qatari Telecommunications Co. SAOG                                  14,700             27,453
   Renaissance Services Co. SAOG                                             35,992             91,990
                                                                                          ------------
TOTAL OMAN                                                                                     599,495
                                                                                          ------------
PAKISTAN -- 0.2%
   Engro Chemical Pakistan, Ltd.                                             15,348             36,983
   Fauji Fertilizer Co., Ltd.                                                39,187             63,268
   HUB Power Co.                                                            151,500             66,774
   Lucky Cement, Ltd.                                                        15,000             11,852
   MCB Bank Ltd.                                                             40,700             98,910
   National Bank Of Pakistan                                                 80,437             53,706
   Nishat Mills, Ltd.                                                        55,450             42,198
   Oil & Gas Development Co., Ltd.                                           44,900             71,330
   Pakistan Oilfields, Ltd.                                                   9,300             35,402
   Pakistan Petroleum, Ltd.                                                  33,144             82,049
   Pakistan State Oil Co., Ltd.                                              11,700             38,019
   Pakistan Telecommunication Co., Ltd.                                     135,000             26,874
   United Bank, Ltd.                                                         53,000             38,167
                                                                                          ------------
TOTAL PAKISTAN                                                                                 665,532
                                                                                          ------------
PERU -- 0.3%
   Alicorp SA(1)                                                             41,600             80,071
   Banco Continental                                                         23,798             59,378
   Cia de Minas Buenaventura SA - ADR                                         6,700            287,899
   Cia Minera Milpo SA                                                       31,527             76,977
   Credicorp, Ltd.                                                            1,200            126,840
   Ferreyros SA(1)                                                           48,442             65,614
   Luz del Sur SAA                                                           12,200             29,571
   Minsur SA                                                                 35,670             53,400
   Sociedad Minera Cerro Verde SA                                             1,400             63,420
   Sociedad Minera el Brocal SA                                               4,000             74,140
   Southern Copper Corp.                                                      5,600            225,512
                                                                                          ------------
TOTAL PERU                                                                                   1,142,822
                                                                                          ------------
PHILIPPINES -- 0.4%
   Aboitiz Equity Ventures, Inc.(1)                                         450,300            426,436
   Alliance Global Group, Inc.                                              135,000             37,078
   Ayala Land, Inc.                                                         300,200            107,214
   Banco De Oro Unibank, Inc.                                                52,400             62,663
   Bank of the Philippine Islands                                            60,845             80,262
   Energy Development Corp.                                                 411,750             57,019
   Jollibee Foods Corp.                                                      47,600             95,639
   Manila Electric Co.                                                       17,010            101,119
   Metropolitan Bank & Trust*                                                50,813             75,166
   Philex Mining Corp.                                                      338,750            116,923
   Philippine Long Distance Telephone Co.                                     2,800            149,936
   San Miguel Corp.                                                          23,000             85,482
   SM Prime Holdings, Inc.                                                  160,600             41,445
                                                                                          ------------
TOTAL PHILIPPINES                                                                            1,436,382
                                                                                          ------------
POLAND -- 0.8%
   Agora SA                                                                   3,900             35,970
   Asseco Poland SA                                                           6,173            117,173
   Bank Millennium SA*                                                       31,428             64,525
   Bank Pekao SA                                                              2,540            152,243
   Bank Zachodni WBK SA                                                         900             71,852
   BRE Bank SA*                                                                 320             38,721
   Budimex SA                                                                   950             34,292
   Cersanit-Krasnystaw SA*                                                   13,950             58,461
   Cyfrowy Polsat SA                                                         12,430             69,294
   Eurocash SA                                                                6,300             69,199
   Galp Energia SGPS SA - B Shares                                            1,350             28,899
   Getin Holding SA*                                                         18,000             90,013
   Globe Trade Centre SA*                                                     3,600             26,978
   Grupa Kety SA                                                                450             20,285
   Grupa Lotos SA*                                                            2,600             40,425
   ING Bank Slaski SA*                                                          200             62,967
   KGHM Polaksa Miedz SA                                                      4,800            304,606
   LPP SA                                                                        90             65,291
   Mostostal-Warszawa SA                                                        600              9,654
   Multimedia Polska SA*                                                      7,700             26,167
   Netia SA*                                                                 21,500             39,750
   Orbis SA*                                                                  2,900             40,749
   PBG SA                                                                     1,090             72,165
   Polimex Mostostal SA                                                      47,700             59,129
   Polish Energy Partners SA*                                                 4,100             42,883
   Polska Grupa Energetyczna SA                                              15,300            123,387
   Polski Koncern Naftowy Orlen*                                             11,150            206,736
   Polskie Gornictwo Naftowe I Gazownictwo SA                                61,300             81,169
   Powszechna Kasa Oszczednosci Bank Polski SA                               18,700            287,783
   Powszechny Zaklad Ubezpieczen SA                                           1,100            137,907
   Tauron Polska Energia SA*                                                 31,200             69,001
   Telekomunikacja Polska SA                                                 46,720            289,573
   TVN SA                                                                    14,650             93,587
   Zaklad Przetworstwa Hutniczego Stalprodukt SA                                250             24,563
                                                                                          ------------
TOTAL POLAND                                                                                 2,955,397
                                                                                          ------------
PORTUGAL -- 0.1%
   Banco Comercial Portugues SA - Class R                                    60,231             49,167
   Brisa Auto Estradas de Portugal SA*                                       20,001            135,292
   Jeronimo Martins SGPS SA                                                   4,564             73,413
   Portugal Telecom SGPS SA                                                   4,836             55,815
                                                                                          ------------
TOTAL PORTUGAL                                                                                 313,687
                                                                                          ------------
QATAR -- 0.3%
   Barwa Real Estate Co.*                                                     3,607             35,512
   Commercial Bank of Qatar                                                   3,008             63,608
   Doha Bank QSC                                                              2,658             42,849
   Gulf International Services OSC                                            5,000             36,800
   Industries Qatar                                                           8,430            317,633
   Masraf Al Rayan*                                                          11,400             69,816
   Qatar Electricity & Water Co.                                              2,230             84,452

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                            Shares           Value
                                                                         ------------     ------------
   Qatar Fuel Co.                                                             1,188       $     70,635
   Qatar Gas Transport Co. Nakilat                                           14,400             72,646
   Qatar Insurance Co.                                                        1,715             37,867
   Qatar International Islamic Bank                                           1,680             20,762
   Qatar Islamic Bank                                                         1,720             38,261
   Qatar National Bank                                                        4,590            172,946
   Qatar Navigation*                                                          2,703             63,988
   Qatar Telecom Q-Tel QSC                                                    3,927            146,369
                                                                                          ------------
TOTAL QATAR                                                                                  1,274,144
                                                                                          ------------
ROMANIA -- 0.2%
   Antibiotice*                                                             134,404             27,723
   Banca Transilvania*                                                      199,681            101,869
   Biofarm Bucuresti*                                                       481,487             34,478
   BRD-Groupe Societe Generale                                               59,900            306,820
   SNP Petrom SA*                                                         1,393,500            205,032
   Transelectrica SA                                                          2,450             16,668
                                                                                          ------------
TOTAL ROMANIA                                                                                  692,590
                                                                                          ------------
RUSSIA -- 2.1%
   CTC Media, Inc.                                                            4,400            103,708
   Fifth Power Generation Co., OGK-5*                                       321,200             29,229
   Gazprom OAO - ADR (New York Exchange)                                     44,643          1,443,755
   Irkutsk Electronetwork Co. JSC                                            82,604                 97
   Irkutskenergo OJSC                                                        79,800             64,638
   JSC Gazprom Neft                                                           8,500             46,325
   Kamaz OJSC*                                                               31,400             83,768
   LUKOIL - ADR (London Exchange)                                             5,000            358,250
   Magnit OAO                                                                 1,600            224,000
   Magnit OAO RegS - GDR                                                      2,241             67,925
   Mechel - ADR++                                                             3,000             92,370
   Mining & Metallurgical Co., Norilsk Nickel - ADR                           9,500            249,660
   Mobile Telesystems OJSC                                                   37,400            340,340
   Mobile Telesystems OJSC -  ADR                                             2,000             42,460
   NovaTek OAO                                                               16,200            215,285
   NovaTek OAO - GDR                                                          1,091            151,649
   Novolipetsk Steel OJSC - GDR                                               2,800            123,200
   Rosneft Oil Co. GDR                                                       75,089            687,064
   Rostelecom - ADR++                                                         1,866             68,725
   RusHydro - ADR*                                                           37,000            188,330
   Sberbank of Russian Federation                                           586,990          2,205,908
   Severstal - GDR Reg S(1)                                                   2,200             41,800
   Sistema JSFC RegS - GDR                                                    3,500            101,850
   Surgutneftegaz - ADR                                                      10,000             59,900
   Surgutneftegaz - ADR (London Exchnage)                                    23,500            254,035
   Tatneft - ADR                                                              4,000            176,760
   TGK-2*                                                                   665,824                187
   TMK OAO*                                                                   1,300              6,695
   TMK OAO RegS - GDR*                                                        1,300             27,417
   VTB Bank OJSC                                                             78,644            546,246
   Wimm-Bill-Dann Foods OJSC - ADR*                                           2,100             70,287
   X5 Retail Group NV - GDR                                                   7,447            313,891
                                                                                          ------------
TOTAL RUSSIA                                                                                 8,385,754
                                                                                          ------------
SINGAPORE -- 0.6%
   CapitaLand, Ltd.                                                          58,000            151,845
   City Developments, Ltd.                                                    7,000             63,975
   ComfortDelgro Corp., Ltd.                                                 10,000             12,376
   Cosco Corp. Singapore, Ltd                                                10,000             16,263
   DBS Group Holdings, Ltd.                                                   6,847             79,524
   Fraser & Neave, Ltd.                                                      39,000            185,950
   Genting Singapore PLC*                                                    77,000            125,228
   Golden Agri-Resources, Ltd.                                              501,040            274,270
   Jardine Cycle & Carriage, Ltd.                                             6,335            183,944
   Keppel Corp., Ltd.                                                        17,000            165,887
   Keppel Land, Ltd.                                                          4,000             14,248
   Neptune Orient Lines, Ltd.*++                                             49,500             76,184
   Olam International, Ltd.                                                   7,000             15,549
   Oversea-Chinese Banking Corp., Ltd.                                        2,000             15,200
   Overseas Union Enterprise, Ltd.                                            8,000             19,802
   SembCorp Industries, Ltd.                                                 39,000            161,198
   SembCorp Marine, Ltd.                                                     28,000            129,726
   Singapore Airlines, Ltd.                                                  25,000            271,321
   Singapore Exchange, Ltd.++                                                13,000             80,960
   Singapore Land, Ltd.                                                       2,000             11,059
   Singapore Press Holdings, Ltd.                                             8,000             25,006
   Singapore Technologies Engineering, Ltd.                                   9,000             23,276
   United Industrial Corp., Ltd.                                              9,000             20,278
   United Overseas Bank, Ltd.                                                 1,000             14,915
   United Overseas Land Group, Ltd.                                          53,000            199,722
   Venture Corp., Ltd.                                                        5,000             38,120
                                                                                          ------------
TOTAL SINGAPORE                                                                              2,375,826
                                                                                          ------------
SLOVENIA -- 0.2%
   Gorenje Velenje*                                                           2,600             44,216
   Krka dd Novo mesto                                                         3,470            295,060
   Luka Koper*                                                                1,120             22,222
   Mercator Poslovni Sistem                                                     300             74,403
   Nova Kreditna Banka Maribor*                                              11,800            169,904
   Petrol                                                                       210             75,444
   Sava DD                                                                      100              8,532
   Telekom Slovenije DD                                                         400             45,917
                                                                                          ------------
TOTAL SLOVENIA                                                                                 735,698
                                                                                          ------------
SOUTH AFRICA -- 1.5%
   ABSA Group, Ltd.                                                           4,900             98,833
   Adcorp Holdings, Ltd.                                                     10,600             43,481
   Aeci, Ltd.                                                                 3,000             36,851
   African Bank Investments, Ltd.                                            11,480             64,247
   African Rainbow Minerals, Ltd.                                             2,100             69,224
   Anglo Platinum, Ltd.                                                         900             92,727
   AngloGold Ashanti, Ltd.                                                    5,800            278,211
   ArcelorMittal South Africa, Ltd.                                           2,610             34,723
   Aspen Pharmacare Holdings, Ltd.*                                          20,859            243,586
   Aveng, Ltd.                                                               17,400             91,745
   AVI, Ltd.                                                                 12,300             54,527
   Barloworld, Ltd.                                                          10,400            114,838
   Bidvest Group, Ltd.                                                       10,925            240,075
   Discovery Holdings, Ltd.                                                   7,999             45,062
   Exxaro Resources, Ltd.                                                     2,300             56,254
   FirstRand, Ltd.                                                           58,500            173,814
   Foschini, Ltd.                                                             4,400             55,057
   Fountainhead Property Trust                                               18,100             16,535
   Gold Fields, Ltd.                                                          9,500            166,338
   Grindrod, Ltd.                                                            29,600             64,888

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                            Shares           Value
                                                                         ------------     ------------
   Group Five, Ltd.                                                           4,500       $     18,160
   Harmony Gold Mining Co., Ltd.                                              7,300            107,142
   Impala Platinum Holdings, Ltd.                                             6,600            190,966
   Imperial Holdings, Ltd.                                                    3,900             65,836
   Investec, Ltd.                                                             3,500             27,317
   JSE, Ltd.                                                                  2,600             26,903
   Kumba Iron Ore, Ltd.                                                       1,400             98,921
   Liberty Holdings, Ltd.                                                     2,800             29,428
   Massmart Holdings, Ltd.                                                    2,600             53,891
   MMI Holdings, Ltd.                                                        22,679             55,818
   MTN Group, Ltd.                                                           41,400            835,772
   Murray & Roberts Holdings, Ltd.                                           11,000             43,154
   Nampak, Ltd.                                                              11,100             35,999
   Naspers, Ltd.                                                              5,701            306,750
   Nedbank Group, Ltd.                                                        2,800             58,583
   Netcare, Ltd.                                                             31,200             66,874
   Pick'n Pay Stores, Ltd.                                                    8,300             56,462
   Pretoria Portland Cement Co., Ltd.                                        10,421             36,970
   Remgro, Ltd.                                                               7,500            123,404
   Reunert, Ltd.                                                              6,700             58,017
   RMB Holdings, Ltd.                                                        13,000             53,806
   RMI Holdings                                                              13,000             22,387
   Sanlam, Ltd.                                                              29,000            118,315
   Sasol, Ltd.                                                                6,400            370,368
   Shoprite Holdings, Ltd.                                                   18,011            276,275
   Standard Bank Group, Ltd.                                                 16,900            259,808
   Steinhoff International Holdings, Ltd.*                                   24,400             90,891
   Telkom SA, Ltd.                                                           10,100             55,240
   The Spar Group, Ltd.                                                       4,200             58,980
   Tiger Brands, Ltd.                                                         2,300             59,501
   Truworths International, Ltd.                                              7,400             77,118
   Wilson Bayly Holmes-Ovcon, Ltd.                                            2,800             44,701
   Woolworths Holdings, Ltd.                                                 10,600             43,795
                                                                                          ------------
TOTAL SOUTH AFRICA                                                                           5,868,568
                                                                                          ------------
SOUTH KOREA -- 1.6%
   Amorepacific Corp.                                                            30             28,579
   BS Financial Group, Inc.*                                                  3,215             46,601
   Celltrion, Inc.                                                            7,765            246,339
   Cheil Industries, Inc.                                                       890             94,521
   Daewoo Engineering & Construction Co., Ltd.*                               4,364             47,939
   Daewoo International Corp.                                                 1,379             46,702
   Doosan Heavy Industries and Construction Co., Ltd.                         1,030             65,915
   Doosan Infracore Co., Ltd.*                                                2,200             61,270
   Hana Financial Group, Inc.                                                 2,270             98,192
   Hanjin Shipping Co., Ltd.                                                  1,497             46,604
   Hynix Semiconductor, Inc.                                                  3,690            105,289
   Hyosung Corp.                                                                360             28,880
   Hyundai Department Store Co., Ltd.                                           430             55,663
   Hyundai Heavy Industries                                                     520            245,554
   Hyundai Merchant Marine Co., Ltd.                                          1,180             37,004
   Hyundai Mobis                                                                700            208,989
   Hyundai Motor Co.                                                          2,267            419,528
   Hyundai Securities Co.*                                                    2,330             28,038
   Hyundai Steel Co.                                                            750             95,720
   KB Financial Group, Inc.                                                   4,613            241,805
   KCC Corp.                                                                    120             39,765
   Kia Motors Corp.                                                           2,120            133,352
   Korea Electric Power Corp.*                                                3,700             90,733
   Korea Exchange Bank                                                        2,950             26,005
   Korea Zinc Co., Ltd.                                                         300            109,121
   Korean Air Lines Co., Ltd.                                                   800             47,988
   KT Corp.                                                                   1,231             43,654
   KT&G Corp.                                                                 1,400             72,875
   LG Chem, Ltd.                                                                528            221,414
   LG Corp.                                                                     830             61,893
   LG Display Co., Ltd.                                                       2,660             83,417
   LG Electronics, Inc.                                                       1,070            102,420
   LG Telecom, Ltd.                                                           5,860             33,067
   Lotte Shopping Co., Ltd.                                                     190             77,770
   Macquarie Korea Infrastructure Fund                                        5,769             27,347
   Mirae Asset Securities Co., Ltd.*                                            388             16,589
   NHN Corp.*                                                                   380             66,338
   OCI Co., Ltd.                                                                270            121,592
   POSCO                                                                        660            303,842
   S-Oil Corp.                                                                  740            102,539
   Samsung C&T Corp.                                                          1,000             65,454
   Samsung Card Co.                                                           1,000             50,595
   Samsung Electro-Mechanics Co., Ltd.                                          470             50,344
   Samsung Electronics Co., Ltd.                                              1,186          1,007,659
   Samsung Fire & Marine Insurance Co., Ltd.*                                   630            139,273
   Samsung Heavy Industries Co., Ltd.                                         1,680             61,108
   Samsung Securities Co., Ltd.*                                              1,240             91,111
   Shinhan Financial Group Co., Ltd.                                          4,850            220,404
   Shinsegae Co., Ltd.                                                          300             71,380
   SK Energy Co., Ltd.                                                          800            153,881
   SK Holdings Co., Ltd.                                                        320             48,133
   SK Telecom Co., Ltd.                                                         600             89,430
   Woongjin Coway Co., Ltd.                                                   1,510             52,102
   Woori Finance Holdings Co., Ltd.                                           5,090             67,514
   Woori Investment & Securities Co., Ltd.*                                   1,600             29,318
                                                                                          ------------
TOTAL SOUTH KOREA                                                                            6,228,559
                                                                                          ------------
SPAIN -- 0.9%
   Abertis Infraestructuras SA                                                1,790             38,889
   Acciona SA                                                                 1,557            169,200
   ACS, Actividades de Construccion y Servicios, SA                             845             39,614
   Amadeus IT Holding SA - Class A*                                           2,020             38,647
   Banco de Sabadell SA                                                      40,280            176,220
   Banco de Valencia SA*                                                        839              3,757
   Banco Espanol de Credito SA                                                2,792             25,280
   Banco Popular Espanol SA                                                  53,089            312,085
   Banco Santander Central Hispano SA - ADR++                                 5,461             64,003
   Banco Santander SA                                                        28,743            333,696
   Criteria Caixacorp SA                                                     29,590            208,709
   Enagas                                                                     1,069             24,118
   Ferrovial SA                                                               2,672             33,513
   Gamesa Corp Tecnologica SA*                                                1,166             12,117
   Gas Natural SDG SA                                                        15,060            282,900

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                            Shares           Value
                                                                         ------------     ------------
   Gestevision Telecinco SA*                                                    533       $      6,102
   Grifols SA                                                                   850             14,817
   Iberdrola Renovables SA                                                   44,885            193,695
   Industria de Diseno Textil SA                                              1,630            130,794
   Red Electrica Corporacion SA                                               1,048             59,557
   Repsol YPF SA                                                             20,491            702,035
   Repsol YPF SA - ADR++                                                     15,581            536,765
   Sacyr Vallehermoso SA*                                                     7,795             90,586
                                                                                          ------------
TOTAL SPAIN                                                                                  3,497,099
                                                                                          ------------
SWEDEN -- 1.6%
   Alfa Laval AB                                                             14,024            304,614
   Assa Abloy AB - Class B                                                    2,056             59,121
   Atlas Copco AB - A Shares*                                                13,146            349,483
   Atlas Copco AB - B Shares                                                  2,330             56,331
   Bankas Snoras AB*                                                         55,450             28,447
   Boliden AB                                                                15,824            340,953
   CDON Group AB*                                                               191              1,035
   Electrolux AB - Class B*                                                   1,414             36,448
   Elekta AB - Class B                                                        4,050            161,951
   Getinge AB - Class B                                                       1,185             29,250
   Hennes & Mauritz AB  - Class B*                                            6,007            199,475
   Hexagon AB                                                                 2,016             48,133
   Holmen AB - Class B                                                        2,300             79,510
   Husqvarna AB - Class B                                                     2,400             20,571
   Investor AB - Class B*                                                    20,433            495,942
   Kinnevik Investment AB - Class B                                             645             15,032
   Millicom International Cellular SA                                           445             42,583
   Modern Times - Class B                                                       191             14,525
   Nordea Bank AB++                                                          25,471            278,846
   Ratos AB - B Shares                                                          212              8,370
   Sandvik AB                                                                10,705            201,994
   Scania AB - Class B                                                       15,764            365,385
   Skandinaviska Enskilda Banken AB                                          34,304            305,980
   Skanska AB - Class B                                                      19,330            407,002
   SKF AB - Class B                                                           2,311             67,295
   SSAB AB - Class A*                                                         8,355            132,303
   SSAB AB - Class B*                                                         1,865             25,810
   Svenska Cellulosa AB - Class B                                            22,036            354,704
   Swedbank AB (ForeningsSparbanken AB) - Class A                            32,327            553,132
   Swedish Match AB                                                           5,366            178,444
   Tele2 AB - Class B                                                         4,628            106,903
   Telefonaktiebolaget LM Ericsson - ADR++                                   24,700            317,642
   Telefonaktiebolaget LM Ericsson - Class B                                 17,916            231,050
   TeliaSonera AB++                                                          19,921            172,165
   Trelleborg AB Class B*                                                       734              7,530
   Volvo AB - Class B*                                                       23,384            411,227
                                                                                          ------------
TOTAL SWEDEN                                                                                 6,409,186
                                                                                          ------------
SWITZERLAND -- 4.0%
   ABB, Ltd.*                                                                57,655          1,384,724
   Actelion, Ltd.*                                                              590             33,948
   Adecco SA                                                                  4,619            303,743
   Aryzta AG                                                                    483             24,715
   Baloise Holding AG*                                                        3,766            373,115
   Compagnie Financiere Richemont SA                                         14,044            811,142
   Dufry Group Registered Shares*                                             1,761            202,654
   Flughafen Zuerich AG                                                         170             70,795
   Geberit AG                                                                   219             47,686
   Givaudan SA*                                                                 175            175,953
   Holcim, Ltd.                                                               7,481            563,620
   Julius Baer Group, Ltd.                                                    1,618             70,216
   Kuehne & Nagel International AG*                                             314             43,929
   Lindt & Spruengli AG                                                           4             11,554
   Logitech International SA*                                                 1,059             19,070
   Lonza Group AG                                                             4,456            373,800
   Nestle SA                                                                 50,502          2,894,862
   Nobel Biocare Holding AG*                                                  4,926            102,113
   Novartis AG                                                                4,607            249,887
   Novartis AG - ADR++                                                        9,089            493,987
   Pargesa Holding SA*                                                        5,138            492,264
   Roche Holding AG - Genusschein                                            10,851          1,549,974
   Schindler Holding AG                                                         125             15,093
   Schindler Holding AG - Part Cert.                                            282             33,895
   SGS SA                                                                        43             76,543
   Sika AG                                                                      119            286,585
   Sonova Holdings AG (Phonak Holding AG)                                       261             23,258
   Straumann Holding AG Registered Shares                                        45             11,572
   Swatch Group AG*                                                             658            290,924
   Swiss Life Holding AG*                                                     1,748            288,891
   Swiss Reinsurance                                                         16,161            924,617
   Syngenta AG                                                                2,581            838,790
   Synthes, Inc.                                                              1,927            260,570
   The Swatch Group AG*                                                         250             19,869
   UBS AG*                                                                   68,145          1,222,678
   Zurich Financial Services AG                                               3,922          1,097,818
                                                                                          ------------
TOTAL SWITZERLAND                                                                           15,684,854
                                                                                          ------------
TAIWAN -- 1.6%
   Acer, Inc.                                                                28,870             58,905
   Advanced Semiconductor Engineering, Inc.                                  71,451             77,510
   Asia Cement Corp.                                                         39,359             44,236
   Asustek Computer, Inc.                                                     6,312             54,628
   AU Optronics Corp.*                                                       54,125             47,303
   Catcher Technology Co., Ltd.                                               9,438             46,698
   Cathay Financial Holding Co., Ltd.                                        87,650            144,710
   Chang Hwa Commercial Bank                                                 67,000             53,770
   China Airlines*                                                           80,004             46,115
   China Development Financial Holding Corp.                                190,868             76,915
   China Steel Corp.                                                        137,374            164,205
   Chinatrust Financial Holding Co., Ltd.                                   167,964            142,795
   Chunghwa Telecom Co., Ltd.                                                59,024            183,857
   Compal Electronics, Inc.                                                  59,735             59,316
   D-Link Corp.                                                              36,046             33,587
   Delta Electronics, Inc.                                                   12,888             51,059
   Epistar Corp.                                                             10,099             37,090
   Far Eastern Department Stores Co., Ltd.                                   44,341             70,040

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                            Shares           Value
                                                                         ------------     ------------
   Far EasTone Telecommunications Co., Ltd.                                  68,000       $    101,746
   First Financial Holding Co., Ltd.                                         78,679             67,424
   Formosa Chemicals & Fibre Corp.                                           37,950            143,894
   Formosa Petrochemical Corp.                                               28,990             95,133
   Formosa Plastics Corp.                                                    60,040            211,319
   Fubon Financial Holding Co., Ltd.                                         45,148             59,954
   HannStar Display Corp.*                                                  144,049             25,619
   High Tech Computer Corp.                                                  29,258          1,144,193
   HON HAI Precision Industry Co., Ltd.                                      64,486            225,870
   Hotai Motor Co., Ltd.                                                     20,000             58,831
   Hua Nan Financial Holdings Co., Ltd.                                      74,261             55,557
   Innolux Display Corp.*                                                    68,389             70,118
   Lien Hwa Industrial Corp.                                                 72,918             50,833
   Lite-On Technology Corp.                                                  33,724             41,515
   MediaTek, Inc.                                                            10,082            115,883
   Mega Financial Holding Co., Ltd.                                         129,000            101,554
   Motech Industries, Inc.                                                   11,628             50,416
   Nan Kang Rubber Tire Co., Ltd.*                                           21,800             33,212
   Nan Ya Plastics Corp.                                                     74,730            220,329
   Nanya Technology Corp.*                                                   44,327             23,138
   Novatek Microelectronics Corp., Ltd.                                      10,145             29,876
   Pegatron Corp.*                                                           16,990             19,268
   POU Chen Corp.                                                            96,157             88,778
   Powerchip Semiconductor Corp.*                                            66,340             14,371
   President Chain Store Corp.                                               12,496             55,455
   Quanta Computer, Inc.                                                     40,571             76,571
   Realtek Semiconductor Corp.                                                8,739             15,691
   Shin Kong Financial Holding Co., Ltd.*                                    78,586             34,073
   Siliconware Precision Industries Co.                                      36,000             45,051
   Sino-American Silicon Products, Inc.                                      12,562             53,612
   SinoPac Financial Holdings Co., Ltd.                                     121,000             54,520
   Synnex Technology International Corp.                                     23,941             55,850
   Tainan Spinning Co., Ltd.                                                110,160             73,237
   Taishin Financial Holding Co., Ltd.*                                      84,859             48,047
   Taiwan Cement Corp.                                                       62,057             74,916
   Taiwan Cooperative Bank                                                   46,550             36,567
   Taiwan Fertilizer Co., Ltd.                                               16,000             47,064
   Taiwan Kolin Co., Ltd.                                                   141,000                 --
   Taiwan Mobile Co., Ltd.                                                   56,527            133,021
   Taiwan Semiconductor Manufacturing Co., Ltd.                             182,906            439,126
   Tatung Co., Ltd.*                                                        287,000             65,878
   Tung Ho Steel Enterprise Corp.                                            37,476             43,521
   Uni-President Enterprises Corp.                                           81,478            111,661
   United Microelectronics Corp.                                            131,000             68,158
   Walsin Lihwa Corp.*                                                      120,000             63,047
   Wistron Corp.                                                             29,045             46,027
   Yuanta Financial Holding Co., Ltd.                                       100,000             71,923
   Yulon Motor Co., Ltd.                                                     22,640             41,805
   Zinwell Corp.                                                             22,435             40,893
                                                                                          ------------
TOTAL TAIWAN                                                                                 6,237,284
                                                                                          ------------
THAILAND -- 0.7%
   Advanced Info Service PCL - For Reg                                       77,200            229,724
   Airports of Thailand PCL                                                  49,900             59,395
   Bangkok Bank PCL                                                          19,300            110,714
   Bangkok Dusit Medical Service PCL                                         20,600             35,247
   Bangkok Expressway PCL                                                    50,500             31,557
   BEC World PCL                                                             63,300             70,636
   Bumrungrad Hospital PCL                                                   16,000             20,102
   CalComp Electronics Thailand PCL                                         211,500             22,098
   Central Pattana PCL                                                       44,600             42,027
   Charoen Pokphand Foods PCL                                               140,200            119,363
   CP ALL PCL                                                               103,000            136,221
   Electricity Generating PCL                                                15,300             48,184
   Hana Microelectronics PCL                                                131,800            104,586
   IRPC PCL                                                                 269,900             51,312
   Kasikornbank PCL                                                             100                420
   Kasikornbank PCL - For Reg                                                33,200            144,348
   Khon Kaen Sugar Industry PCL                                              39,100             17,452
   Krung Thai Bank PCL                                                      141,500             86,084
   Minor International PCL                                                  122,850             48,742
   PTT Aromatics & Refining PCL                                              59,778             73,623
   PTT Chemical PCL - Foreign                                                14,400             70,465
   PTT Exploration & Production PCL                                          31,800            189,254
   PTT Exploration & Production PCL - For Reg                                   300              1,805
   PTT PCL                                                                   25,200            294,951
   Quality House PCL                                                        838,700             62,670
   Ratchaburi Electricity Generating Holding PCL                             46,000             57,795
   Siam Cement PCL                                                           10,000            125,310
   Siam City Cement PCL                                                       4,600             31,635
   Siam Commercial Bank PCL                                                  22,000             78,558
   Siam Commercial Bank PCL - For Reg                                        12,000             42,057
   Siam Makro PCL                                                             3,300             15,930
   Thai Airways International PCL                                            46,000             57,414
   Thai Beverage PCL                                                        496,000            114,113
   Thai Oil PCL                                                              25,600             70,465
   Thai Union Frozen Products PCL                                            17,220             26,190
   TMB Bank PCL*                                                            546,200             42,620
   Total Access Communication PCL                                            31,000             47,740
   Total Access Communication PCL - NVDR                                     34,000             53,959
                                                                                          ------------
TOTAL THAILAND                                                                               2,834,766
                                                                                          ------------
TURKEY -- 0.7%
   Akbank TAS                                                                43,103            209,367
   Akcansa Cimento AS                                                         4,900             23,230
   Akenerji Electrik Uretim AS*                                               5,752             13,373
   Anadolu Efes Biracilik ve Malt Sanayii AS                                  7,963            112,685

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                 Shares                Value
                                                                             --------------        -------------
     Anadolu Efes Biracilik ve Malt Sanayii AS - ADR                                      3        $           9
     Arcelik AS                                                                      13,520               62,519
     Bim Birlesik Magazalar AS                                                        3,500              117,872
     Cimsa Cimento Sanayi ve Tica                                                     4,400               28,924
     Dogan Sirketler Grubu Holding AS*                                               85,907               66,765
     Dogus Otomotiv Servis ve Ticaret AS*                                            13,000               49,338
     Eczacibasi Ilac Sanayi                                                          19,500               29,805
     Enka Insaat ve Sanayi AS                                                        32,904              127,009
     Eregli Demir ve Celik Fabrikalari TAS*                                          40,351              108,192
     Eregli Demir ve Celik Fabrikalari TAS - NEW*                                    13,870               34,855
     Haci Omer Sabinci Holding AS                                                    27,778              129,171
     Ihlas Holding*                                                                  53,700               75,817
     Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*                              68,862               38,800
     KOC Holding AS                                                                  38,014              176,769
     Petkim Petrokimya Holding AS*                                                   24,518               37,315
     Petrol Ofisi AS                                                                  6,494               28,936
     Tofas Turk Otomobil Fabrikasi AS                                                 3,100               17,507
     Tupras-Turkiye Petrol Rafine                                                     5,846              171,891
     Turk Hava Yollari Anonim Ortakligi*                                             25,900               72,128
     Turk Telekomunikasyon AS                                                        24,947              125,377
     Turkcell Iletisim Hizmet AS                                                     34,208              202,494
     Turkiye Garanti Bankasi AS                                                      58,053              271,457
     Turkiye Halk Bankasi AS                                                          8,554               66,203
     Turkiye Is Bankasi                                                              34,242              109,553
     Turkiye Vakiflar Bankasi Tao                                                    16,700               41,749
     Ulker Biskuvi Sanayi AS                                                          8,021               29,195
     Yapi ve Kredi Bankasi AS*                                                       28,578               81,992
     Yazicilar Holding AS                                                             2,500               21,858
                                                                                                   -------------
   TOTAL TURKEY                                                                                        2,682,155
                                                                                                   -------------
   UNITED ARAB EMIRATES -- 0.3%
     Aabar Investments PJSC                                                          83,600               33,005
     Abu Dhabi Commercial Bank*                                                      60,000               40,678
     Abu Dhabi National Hotels                                                       50,000               37,030
     Air Arabia                                                                     411,400               85,131
     Aldar Properties PJSC                                                           61,000               25,245
     Amlak Finance PJSC*                                                             50,900                   --
     Arabtec Holding Co.*                                                           179,500               82,596
     Dana Gas PJSC*                                                                 469,700               83,127
     DP World, Ltd.*                                                                343,400              204,323
     Dubai Financial Market                                                         144,800               51,647
     Dubai Islamic Bank PJSC                                                         65,548               39,621
     Emaar Properties PJSC*                                                         223,200              196,293
     Emirates NBD PJSC                                                               52,030               46,891
     First Gulf Bank PJSC                                                            17,999               78,411
     Gulf Cement Co.                                                                 65,000               22,830
     National Bank of Abu Dhabi PJSC                                                 56,544              149,953
     Tabreed*                                                                        36,199               11,236
     Union National Bank/Abu Dhabi                                                   86,416               68,705
     Union Properties PJSC*                                                          65,340                5,408
                                                                                                   -------------
   TOTAL UNITED ARAB EMIRATES                                                                          1,262,130
                                                                                                   -------------
   UNITED KINGDOM -- 9.5%
     3i Group PLC                                                                    10,188               48,851
     Admiral Group PLC                                                                1,164               29,018
     Aggreko PLC                                                                      1,509               38,151
     Amec PLC                                                                         5,398              103,308
     Anglo American PLC (London Exchange)                                            16,975              873,313
     Antofagasta PLC (Johannesburg Exchange)                                          2,244               48,994
     ARM Holdings PLC                                                                29,204              269,384
     Associated British Foods PLC                                                    75,120            1,195,441
     AstraZeneca PLC                                                                 12,421              570,478
     Autonomy Corp. PLC*                                                              1,283               32,705
     Aviva PLC                                                                      105,588              733,099
     Babcock International Group PLC                                                  2,062               20,542
     BAE Systems PLC                                                                139,614              727,679
     Balfour Beatty PLC                                                               1,949               10,749
     Barclays PLC                                                                    50,250              223,737
     Barclays PLC - ADR                                                              56,612            1,026,942
     BG Group PLC                                                                    54,115            1,346,451
     BHP Billiton PLC                                                                50,733            2,002,104
     BP PLC - ADR                                                                    24,049            1,061,523
     British American Tobacco PLC                                                    13,668              548,597
     British Sky Broadcasting Group PLC                                              36,659              485,172
     Bunzl PLC                                                                       10,767              128,594
     Burberry Group PLC                                                               7,797              146,844
     Cairn Energy PLC*                                                               37,603              278,753
     Carnival PLC                                                                     1,008               39,650
     Carnival PLC - ADR++                                                             4,976              197,099
     Centrica PLC                                                                    32,903              171,704
     Cobham PLC                                                                       6,837               25,248
     Compass Group PLC                                                               32,399              291,319
     Diageo PLC                                                                      23,939              455,078
     Eurasian Natural Resources Corp.                                                18,128              272,345
     G4S PLC                                                                          8,338               34,162
     HFC Bank Ghana, Ltd.*                                                          243,750               64,559
     Hikma Pharmaceuticals PLC                                                        9,985              118,213
     HSBC Holdings PLC                                                              312,619            3,214,656
     ICAP PLC                                                                         3,213               27,215
     Imperial Tobacco Group PLC                                                      26,685              824,916
     Inmarsat PLC                                                                     2,496               24,185
     Intercontinental Hotels Group PLC                                                1,698               34,812
     International Consolidated Airlines Group*                                      16,054               58,462
     International Consolidated Airlines Group SA*                                    1,440                5,300
     International Power PLC                                                         44,169              218,237
     Intertek Group PLC                                                                 221                7,211
     Invensys PLC                                                                     4,513               24,992
     ITV PLC*                                                                        21,905               27,181
     J Sainsbury PLC                                                                158,310              851,536
     Johnson Matthey PLC                                                              1,263               37,686
     Kazakhmys PLC                                                                   38,926              870,490
     Kingfisher PLC                                                                 102,026              402,467
     Lloyds Banking Group PLC*                                                      955,671              890,576
     Lloyds Banking Group PLC - ADR*++                                                7,315               27,066
     Lonmin PLC                                                                         941               25,708
     Man Group PLC                                                                   22,548               88,946
     Marks & Spencer Group PLC                                                       94,622              511,089

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                 Shares                Value
                                                                             --------------        -------------
     Mondi PLC                                                                       14,786        $     142,200
     National Grid PLC                                                               11,094              105,715
     Next PLC                                                                         1,099               34,908
     Old Mutual PLC                                                                 236,253              515,439
     Pearson PLC - ADR                                                                9,534              169,705
     Petrofac, Ltd.                                                                   5,772              137,874
     Premier Oil PLC*                                                                 3,120               99,802
     Randgold Resources, Ltd.*                                                          268               21,359
     Reckitt Benckiser Group PLC                                                      6,501              333,935
     Reed Elsevier PLC                                                                2,499               21,648
     Rexam PLC                                                                       24,068              140,309
     Rio Tinto PLC                                                                   37,897            2,662,201
     Rolls-Royce Group PLC*                                                          19,385              192,494
     Royal Bank of Scotland Group PLC*                                              540,911              353,949
     Royal Bank of Scotland Group PLC - ADR*++                                       10,654              140,420
     SABMiller PLC                                                                    7,473              264,641
     Schroders PLC                                                                      648               18,046
     Scottish & Southern Energy PLC                                                  15,806              319,741
     Serco Group PLC                                                                  2,809               25,145
     Severn Trent PLC                                                                 1,386               32,484
     Shire PLC                                                                        8,444              245,317
     Smith & Nephew PLC                                                              11,687              131,801
     Smiths Group PLC - Class B                                                       2,301               47,876
     Standard Chartered PLC                                                          13,335              345,911
     Subsea 7 SA*                                                                     2,700               68,205
     Tesco PLC                                                                       68,203              416,859
     The Capita Group PLC                                                             1,716               20,453
     The Sage Group PLC                                                              21,655               96,610
     The Weir Group PLC                                                               1,346               37,377
     Thomas Cook Group PLC                                                          140,700              385,065
     Travis Perkins PLC                                                               3,143               51,227
     TUI Travel PLC                                                                  28,955              105,441
     Tullow Oil PLC                                                                   5,162              119,908
     Unilever PLC                                                                    11,390              347,167
     Vedanta Resources PLC                                                           12,014              458,504
     Vodafone Group PLC                                                             125,372              354,982
     Vodafone Group PLC - ADR                                                       131,434            3,778,727
     Whitbread PLC                                                                    1,014               26,840
     WM Morrison Supermarkets PLC                                                   153,214              678,373
     Wolseley PLC*                                                                    8,777              295,542
     WPP PLC                                                                         18,769              231,391
     Xstrata PLC                                                                     63,706            1,489,021
                                                                                                   -------------
   TOTAL UNITED KINGDOM                                                                               37,257,149
                                                                                                   -------------
   UNITED STATES -- 0.1%
     Brookfield Properties Corp.                                                     14,400              254,878
     Shaw Communication, Inc. - Class B                                               2,000               42,140
     Thomson Reuters Corp.                                                            2,793              109,597
                                                                                                   -------------
   TOTAL UNITED STATES                                                                                   406,615
                                                                                                   -------------
   VIETNAM -- 0.0%
     Dragon Capital - Vietnam Enterprise Investments, Ltd.                          101,745              188,228
                                                                                                   -------------
   TOTAL VIETNAM                                                                                         188,228
                                                                                                   -------------
   TOTAL COMMON STOCK
     (Cost $259,835,492)                                                                             304,382,012
                                                                                                   -------------
EXCHANGE-TRADED FUNDS -- 12.8%
     iShares MSCI EAFE Growth Index Fund                                             74,145            4,614,785
     iShares MSCI EAFE Small Cap Index Fund++                                       150,000            6,501,000
     iShares MSCI EAFE Value Index Fund                                              40,550            2,149,555
     iShares MSCI India Index Fund*                                                  33,400              257,848
     Market Vectors - Gold Miners ETF++                                               1,997              119,940
     SPDR S&P International Small Cap ETF                                           814,630           25,734,162
     Vanguard Emerging Markets Fund ETF++                                           221,000           10,811,320
                                                                                                   -------------
   TOTAL EXCHANGE-TRADED FUNDS
     (Cost $48,743,140)                                                                               50,188,610
                                                                                                   -------------
PREFERRED STOCK -- 1.2%
   BRAZIL -- 0.9%
     AES Tiete SA, 11.34%                                                               3,080             46,729
     Banco Bradesco SA, 0.59%                                                          12,793            261,400
     Banco Itau Holding Financeira SA, 0.44%                                           15,022            356,630
     Bradespar SA, 0.59%                                                                1,900             49,797
     Braskem SA - Class A, 0.00%*                                                       3,300             43,417
     Cia Brasileira de Distribuicao Grupo Pao de Acucar, 0.64%                          1,423             58,440
     Cia de Bebidas das Americas, 0.64%                                                 9,535            265,320
     Cia Energetica de Minas Gerais, 2.93%                                              6,108            116,275
     Cia Energetica de Sao Paulo, 0.95%                                                 4,100             77,849
     Cia Vale do Rio Doce - Class A, 3.37%                                             21,800            633,310
     Eletropaulo Metropolitana Eletricidade de Sao Paulo SA                               960             21,256
     Gerdau SA, 0.74%                                                                   4,600             56,885
     Gol Linhas Aereas Inteligentes SA, 3.03%*                                          1,000             13,444
     Investimentos Itau SA, 0.62%                                                      20,297            158,383
     Lojas Americanas SA, 0.35%                                                         5,100             42,546
     Marcopolo SA, 1.47%                                                                8,000             33,320
     Metalurgica Gerdau SA, 1.49%                                                       3,500             52,115
     Petroleo Brasileiro SA, 1.07%                                                     45,400            791,125
     Telecomunicacoes de Sao Paulo SA, 4.46%                                              900             21,559
     Tim Participacoes SA, 2.84%                                                       10,000             42,875
     Ultrapar Participacoes SA, 2.73%                                                   4,000             66,273
     Usinas Siderurgicas de Minas Gerais SA - Class A, 1.26%                            4,300             51,964
     Vivo Participacoes SA, 1.76%                                                       2,200             87,453
                                                                                                   -------------
   TOTAL BRAZIL                                                                                        3,348,365
                                                                                                   -------------
   CHILE -- 0.0%
     Embotelladora Andina SA - Class B, 2.42%                                          10,300             50,223
     Sociedad Quimica y Minera de Chile SA B, 3.94%                                     2,500            138,438
                                                                                                   -------------
   TOTAL CHILE                                                                                           188,661
                                                                                                   -------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                 Shares                Value
                                                                             --------------        -------------
   CROATIA -- 0.0%
     Adris Grupa DD, 2.22%                                                              579        $      30,648
                                                                                                   -------------
   TOTAL CROATIA                                                                                          30,648
                                                                                                   -------------
   GERMANY -- 0.3%
     Bayerische Motoren Werke AG                                                        309               17,519
     Henkel AG & KGaA-Vorzug, 2.28%*                                                  5,652              350,116
     Porsche Automobil Holding SE AG, 1.44%                                           5,729              375,183
     Volkswagen AG, 3.74%*                                                            3,013              488,702
                                                                                                   -------------
   TOTAL GERMANY                                                                                       1,231,520
                                                                                                   -------------
   RUSSIA -- 0.0%
     Transneft, 1.54%                                                                    25               35,000
                                                                                                   -------------
   TOTAL RUSSIA                                                                                           35,000
                                                                                                   -------------
   THAILAND -- 0.0%
     Siam Commercial Bank PCL, 5.25%                                                 16,600               57,904
                                                                                                   -------------
   TOTAL THAILAND                                                                                         57,904
                                                                                                   -------------
   TOTAL PREFERRED STOCK
     (Cost $3,300,662)                                                                                 4,892,098
                                                                                                   -------------
RIGHTS -- 0.1% AUSTRALIA -- 0.0%
     Origin Energy Ltd.                                                               2,125                7,034
                                                                                                   -------------
   TOTAL AUSTRALIA                                                                                         7,034
                                                                                                   -------------
   BRAZIL -- 0.0%
     B2W Companhia Global do Varejo*                                                    629                  424
     Tele Norte Leste Participacoes SA                                                3,962                   24
                                                                                                   -------------
   TOTAL BRAZIL                                                                                              448
                                                                                                   -------------
   CHILE -- 0.0%
     Banco de Chile                                                                  79,512                   --
                                                                                                   -------------
   TOTAL CHILE                                                                                                --
                                                                                                   -------------
   DENMARK -- 0.0%
     Danske Bank A/S                                                                  3,755                7,637
                                                                                                   -------------
   TOTAL DENMARK                                                                                           7,637
                                                                                                   -------------
   GERMANY -- 0.0%
     Porsche Automobil Holding SE*                                                    5,729               49,664
                                                                                                   -------------
   TOTAL GERMANY                                                                                          49,664
                                                                                                   -------------
   MOROCCO -- 0.1%
     Douja Promotion Groupe Addoha SA*                                                6,000               79,476
     Lafarge Ciments                                                                    110               68,779
                                                                                                   -------------
   TOTAL MOROCCO                                                                                         148,255
                                                                                                   -------------
   SOUTH AFRICA -- 0.0%
     Fountainhead Property Trust*                                                     3,029                   81
                                                                                                   -------------
   TOTAL SOUTH AFRICA                                                                                         81
                                                                                                   -------------
   TOTAL RIGHTS
     (Cost $173,070)                                                                                     213,119
                                                                                                   -------------

CALL WARRANTS -- 1.4%
     Citigroup Global Markets Holdings, Inc - Al-Qurain
       Petrochemicals Co. Exp. 11/02/13                                              40,000               25,085
     Citigroup Global Markets Holdings, Inc - Gulf Bank
       Exp.10/06/10                                                                  25,000               45,953
     Citigroup Global Markets Holdings, Inc - Kuwait Food
       Co. Exp. 11/16/10                                                             10,000               53,341
     Citigroup Global Markets Holdings, Inc - Kuwait Real
       Estate Co. Exp. 11/16/10                                                     119,999               21,625
     Citigroup Global Markets Holdings, Inc - Mena Holdings
       Exp. 11/16/10                                                                 35,000                4,100
     Citigroup Global Markets Holdings, Inc - National Real
       Estate  Bank for Development                                                  40,000               14,993
     Citigroup Global Markets Holdings, Inc. - Boubyan Bank
       K.S.C. Exp. 10/06/10                                                          20,000               40,366
     Citigroup Global Markets Holdings, Inc. - Commercial
       Bank of Kuwait Exp. 02/25/11                                                  10,000               33,864
     Citigroup Global Markets Holdings, Inc. - Kuwait Finance
       House Exp. 01/14/10                                                           30,000              112,400
     Citigroup Global Markets Holdings, Inc. - Mobile
       Telecommunication Co. Exp. 09/21/10                                           62,500              297,212
     Citigroup Global Markets Holdings, Inc. - National Bank
       of Kuwait Exp. 10/15/10                                                       40,000              164,277
     Citigroup Global Markets Holdings, Inc. - National
       Industries Group Holdings Exp. 01/14/10                                       75,000               67,548
     Citigroup Global Markets Holdings, Inc. - National
       Investment Co. Exp. 10/06/10                                                  30,000               29,734
     Citigroup Global Markets Holdings, Inc. - Public
       Warehousing Co. Exp. 03/17/11                                                 15,000               20,264
     Citigroup Global Markets Holdings, Inc.- Boubyan
       Petrochemicals Exp. 10/06/10                                                  60,000              108,124
     Citigroup Global Markets Holdings, Inc.- Gulf Cable and
       Electrical Industries Co.                                                     12,500               70,280
     JPMorgan Chase Bank NA - CW14 KINHDO Corp., Exp. 12/08/14                       21,700               44,119
     JPMorgan Chase Bank NA - CW14 Vincom JSC Exp. 12/16/14                          19,841              123,396
     JPMorgan Chase Bank NA - CW15 FPT Corp. Exp. 01/13/15                           29,400               71,027

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                                         Shares          Value
                                                                                                      ------------   ------------
     JPMorgan Chase Bank NA - CW15 HAGL JSC Exp. 03/03/15                                                   43,050   $     92,882
     JPMorgan Chase Bank NA - CW15 HOA Phat Group JSC Exp. 03/03/15                                         48,700         81,540
     JPMorgan Chase Bank NA - CW15 PHA LAI Thermal Power Exp. 01/13/15                                      58,600         27,749
     Kulim Malaysia BHD                                                                                     12,200          3,948
     Merrill Lynch Int'l & Co. -  CW15 Aditya Birla Nuvo Ltd., Exp. 6/11/15                                  1,600         29,248
     Merrill Lynch Int'l & Co. -  CW15 Axis Bank, Ltd., Exp. 03/16/15                                        3,760        118,385
     Merrill Lynch Int'l & Co. -  CW15 Container Corporation of India, Ltd., Exp. 02/02/15                   2,500         67,286
     Merrill Lynch Int'l & Co. -  CW15 ITC Ltd., Exp. 08/04/15                                              27,500        112,498
     Merrill Lynch Int'l & Co. -  CW15 Jaiprakash Associates, Ltd., Exp. 06/15/15                           28,900         60,150
     Merrill Lynch Int'l & Co. - CW10 Burgan Bank, Exp. 12/06/10                                            30,000         51,337
     Merrill Lynch Int'l & Co. - CW11 Cairn India, Ltd., Exp. 12/27/11                                       8,870         69,816
     Merrill Lynch Int'l & Co. - CW11 Cipla, Ltd./India, Exp. 08/16/11                                       6,800         49,055
     Merrill Lynch Int'l & Co. - CW11 Grasim Industries, Ltd., Exp. 05/02/11                                   300         16,531
     Merrill Lynch Int'l & Co. - CW11 Hero Honda Motors, Ltd., Exp. 05/02/11                                 2,200         78,425
     Merrill Lynch Int'l & Co. - CW11 Indian Oil Corp., Ltd., Exp. 08/25/11                                  9,200         68,679
     Merrill Lynch Int'l & Co. - CW11 Mahindra & Mahindra, Ltd., Exp. 05/03/11                               7,700        120,946
     Merrill Lynch Int'l & Co. - CW11 Maruti Suzuki India, Ltd., Exp. 06/13/11                               1,400         39,630
     Merrill Lynch Int'l & Co. - CW11 Reliance Capital, Ltd., Exp. 09/20/11                                  3,100         40,544
     Merrill Lynch Int'l & Co. - CW11 Tata Steel, Ltd., Exp. 10/18/11                                        4,750         66,290
     Merrill Lynch Int'l & Co. - CW12 ABB Ltd. India, Exp. 06/27/12                                          2,560         45,243
     Merrill Lynch Int'l & Co. - CW12 Bharti Airtel Exp. 06/29/12                                           37,396        299,839
     Merrill Lynch Int'l & Co. - CW12 Colgate Palmolive India, Ltd., Exp. 10/25/12                           2,500         45,646
     Merrill Lynch Int'l & Co. - CW12 DLF, Ltd., Exp. 06/21/12                                              11,800         71,071
     Merrill Lynch Int'l & Co. - CW12 Essar Oil, Ltd., Exp. 07/20/12                                         5,730         15,987
     Merrill Lynch Int'l & Co. - CW12 Kotak Mahindra Bank, Ltd., Exp. 04/20/12                               7,400         75,987
     Merrill Lynch Int'l & Co. - CW12 Mundra Port and Special Economic Zone, Ltd., Exp. 11/23/12            21,000         64,360
     Merrill Lynch Int'l & Co. - CW12 Power Grid Corp of India, Ltd., Exp. 09/27/12                         24,600         56,221
     Merrill Lynch Int'l & Co. - CW12 Punj Lloyd, Ltd., Exp. 06/25/12                                        4,400          6,380
     Merrill Lynch Int'l & Co. - CW13 Jindal Steel & Power, Ltd., Exp. 01/30/13                              4,700         73,503
     Merrill Lynch Int'l & Co. - CW13 Piramal Healthcare, Ltd., Exp. 02/05/13                                4,505         42,112
     Merrill Lynch Int'l & Co. - CW13 Reliance Power Exp. 02/04/13                                          23,200         67,850
     Merrill Lynch Int'l & Co. - CW14 Larsen & Toubro, Ltd., Exp. 06/10/14                                   1,900         70,392
     Merrill Lynch Int'l & Co. - CW14 NTPC, Ltd., Exp. 10/06/14                                             35,073        151,895
     Merrill Lynch Int'l & Co. - CW14 Reliance Industries, Ltd., Exp. 06/23/14                                   1             12
     Merrill Lynch Int'l & Co. - CW14 Sesa Goa, Ltd. Exp. 12/04/14                                           4,700         30,711
     Merrill Lynch Int'l & Co. - CW14 Steel Authority of India, Ltd., Exp. 03/25/14                          9,100         34,645
     Merrill Lynch Int'l & Co. - CW14 Tata Consultancy Services, Ltd., Exp. 08/06/14                         5,840        154,882
     Merrill Lynch Int'l & Co. - CW14 Ultratech Cement Ltd., Exp. 06/10/14                                   3,571         90,806
     Merrill Lynch Int'l & Co. - CW15 Bharat Heavy Electricals Ltd., Exp. 08/17/15                           1,594         73,359
     Merrill Lynch Int'l & Co. - CW15 HDFC Bank Ltd., Exp. 05/26/15                                          3,651        192,087
     Merrill Lynch Int'l & Co. - CW15 Housing Development Finance Corp., Exp. 08/19/15                      16,000        251,622

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                                         Shares          Value
                                                                                                      ------------   -------------
     Merrill Lynch Int'l & Co. - CW15 Infrastructure  Development Finance Co., Ltd., Exp. 07/29/15          16,800   $      58,251
     Merrill Lynch Int'l & Co. - CW15 Nestle India Ltd., Exp. 09/17/15                                       1,500         122,792
     Merrill Lynch Int'l & Co. - CW15 Ranbaxy Laboratories Ltd., Exp. 10/26/15                               5,000          49,969
     Merrill Lynch Int'l & Co. - CW15 Sterlite Industries India Ltd., Exp. 06/24/15                         18,000          70,123
     Merrill Lynch Int'l & Co. - CW15 Sun Pharmaceuticals Industries, Ltd., Exp. 02/02/15                   12,000         117,907
     Merrill Lynch Int'l & Co. - CW15 Suzlon Energy Ltd., Exp. 08/15/15                                     43,500          43,512
     Merrill Lynch Int'l & Co. - CW15 Tata Power Co. Ltd., Exp. 09/17/15                                     3,440         102,457
     Merrill Lynch Int'l & Co. - CW15 Unitech Ltd., Exp. 07/07/15                                           46,200          41,913
     Merrill Lynch Int'l & Co. - Dr. Reddys Labs Exp. 12/17/15                                               1,700          62,493
     Merrill Lynch Int'l & Co. - Hindustan Unilever Ltd., Exp 12/14/15                                      20,000         128,780
     Merrill Lynch Int'l & Co. - Oil & Natural Gas Corp., Ltd., Exp 02/08/16                                27,028         175,186
     Merrill Lynch Int'l & Co. - Reliance Communications, Exp. 12/28/15                                     30,229          72,983
     Merrill Lynch Int'l & Co. - United Spirits Ltd, Exp. 01/13/16                                           2,200          51,835
                                                                                                                     -------------
   TOTAL CALL WARRANTS
     (Cost $5,254,706)                                                                                                   5,555,458
                                                                                                                     -------------

CERTIFICATES -- 0.2%
   SAUDI ARABIA -- 0.2%
     HSBC Bank PLC - Al Rajhi Bank, Exp. 04/30/12                                                            3,200          66,342
     HSBC Bank PLC - Alinma Bank, Exp. 06/04/12                                                             10,150          26,659
     HSBC Bank PLC - Almari Co., Ltd., Exp. 03/27/12                                                         1,600          40,744
     HSBC Bank PLC - Arab National Bank, Exp. 06/04/12                                                       3,923          36,404
     HSBC Bank PLC - Banque Saudi Fransi, Exp. 04/30/12                                                      3,300          42,413
     HSBC Bank PLC - Ethad Etisalat Co., Exp. 04/02/12                                                       4,700          64,542
     HSBC Bank PLC - National Industrialization Co., Exp. 05/14/12                                           6,820          67,286
     HSBC Bank PLC - Riyad Bank, Exp. 06/11/12                                                               6,500          45,757
     HSBC Bank PLC - Saudi Arabian Fertilizer Co., Exp. 06/04/12                                             1,100          54,996
     HSBC Bank PLC - Saudi Basic Industries Corp., Exp 03/26/12                                              3,800         106,646
     HSBC Bank PLC - Saudi Ind Investment Group., Exp. 06/11/12                                              5,750          35,571
     HSBC Bank PLC - Saudi Telecom Co., Exp. 05/21/12                                                        3,600          36,958
     HSBC Bank PLC - Savola, Exp. 04/20/12                                                                   6,700          49,845
                                                                                                                     -------------
   TOTAL SAUDI ARABIA                                                                                                      674,163
                                                                                                                     -------------
   TOTAL CERTIFICATES
     (Cost $612,360)                                                                                                       674,163
                                                                                                                     -------------

INVESTMENT COMPANIES -- 5.6%
     MFS International New Discovery Fund                                                                  701,140      16,084,160
     Vanguard International Explorer Fund                                                                  353,490       6,037,602
                                                                                                                     -------------
   TOTAL INVESTMENT COMPANIES
     (Cost $19,233,563)                                                                                                 22,121,762
                                                                                                                     -------------

SHORT TERM INVESTMENTS -- 0.7%
     BlackRock Liquidity Funds TempFund Portfolio - Institutional Series
      (Cost $2,695,859)                                                                                  2,695,859       2,695,859
                                                                                                                     -------------

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 7.2%
     BlackRock Liquidity Funds TempFund Portfolio - Institutional                                        6,826,303       6,826,303
     Institutional Money Market Trust                                                                   21,416,176      21,416,176
                                                                                                                     -------------
   TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
     (Cost $28,242,479)                                                                                                 28,242,479
                                                                                                                     -------------

TOTAL INVESTMENTS -- 106.7%
  (Cost $368,091,331)+,(2)                                                                                           $ 418,965,560
LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.7)%                                                                        (26,405,450)
                                                                                                                     -------------
NET ASSETS -- 100.0%                                                                                                 $ 392,560,110
                                                                                                                     =============

*     Non-income producing security.

+ The cost for Federal income tax purposes is $376,260,058. At March 31, 2011 net unrealized appreciation was $42,705,502. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $56,240,130, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $13,534,628.

(1)   Illiquid security.

(2) At March 31, 2011, the market value of securities on loan for the Multi-Manager International Fund was $25,235,899.

++    Security partially or fully on loan.

ADR   -- American Depository Receipt

GDR   -- Global Depository Receipt

PLC   -- Public Limited Company

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

At March 31, 2011, the Multi-Manager International Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                 Value at   Net Unrealized
                                               Contract                          March 31,   Appreciation
Settlement Date               Currency Bought   Amount       Counterparty          2011     (Depreciation)
---------------               ---------------  --------  ----------------------  ---------  --------------
April 2011       148,975      Danish Krone       28,086                             28,316             230
June 2011        26,023,027   Japanese Yen      318,130  J.P. Morgan Securities    313,007          (5,123)
                                                                                            --------------
                                                                                            $       (4,893)
                                                                                            --------------

                                                                                 Value at   Net Unrealized
                                               Contract                          March 31,    Appreciation
Settlement Date               Currency Sold     Amount       Counterparty          2011     (Depreciation)
---------------               ---------------  --------  ----------------------  ---------  --------------
June 2011        500,771      EURO              697,707  Credit Suisse             708,602         (10,895)
June 2011        253,861      EURO              353,760  Deutsche Bank AG          359,219          (5,459)
                                                                                            --------------
                                                                                            $      (16,354)
                                                                                            --------------

At March 31, 2011, the Multi-Manager International Fund entered had open financial futures contracts as follows:

   Number                                                                        Value at     Unrealized
     of                   Underlying           Expiration  Contract              March 31,   Appreciation
  Contracts            Contracts to Buy           Date      Amount                  2011    (Depreciation)
---------------  ----------------------------  ----------  --------             ----------  --------------
1                TKYO/TOPIX 6/2011              June 2011    93,417                104,112          10,695
6                EURX.EURX ER STX 50 6/2011     June 2011   231,640                241,830          10,190
1                LIFE/NEW FTSE 100 6/2011       June 2011    90,624                 94,400           3,776
                                                                                            --------------
                                                                                            $       24,661
                                                                                            --------------

      The accompanying notes are integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager International Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2011:

                                                                                       LEVEL 2 -     LEVEL 3 -
                                                      TOTAL VALUE AT                 SIGNIFICANT   SIGNIFICANT
                                                         MARCH 31,      LEVEL 1 -     OBSERVABLE   UNOBSERVABLE
                                                           2011       QUOTED PRICES     INPUTS        INPUTS
                                                      --------------  -------------  ------------  ------------
COMMON STOCK
     Argentina                                        $      638,388  $     638,388  $         --  $         --
     Australia                                            15,106,615     15,106,615            --            --
     Austria                                               1,307,799      1,307,799            --            --
     Belgium                                               1,917,992      1,917,992            --            --
     Bermuda                                                 136,409        136,409            --            --
     Botswana                                                473,926        473,926            --            --
     Brazil                                                3,108,397      3,108,397            --            --
     Bulgaria                                                338,001        338,001            --            --
     Canada                                               24,419,653     24,419,653            --            --
     Cayman Islands                                          107,588        107,588            --            --
     Chile                                                 2,542,784      2,542,784            --            --
     China                                                 6,442,053      6,442,053            --            --
     Colombia                                              1,368,103      1,368,103            --            --
     Croatia                                                 725,704        725,704            --            --
     Czech Republic                                        1,293,615      1,293,615            --            --
     Denmark                                               3,696,993      3,696,993            --            --
     Egypt                                                 1,105,599      1,105,599            --            --
     Estonia                                                 697,859        697,859            --            --
     Finland                                               2,655,810      2,655,810            --            --
     France                                               18,184,523     18,184,523            --            --
     Germany                                              15,778,725     15,778,725            --            --
     Ghana                                                   399,237        399,237            --            --
     Greece                                                  457,741        457,741            --            --
     Guernsey                                                109,296        109,296            --            --
     Hong Kong                                            10,022,349     10,022,349            --            --
     Hungary                                               1,613,113      1,613,113            --            --
     India                                                 2,209,000      2,209,000            --            --
     Indonesia                                             3,063,628      3,063,628            --            --
     Ireland                                                 958,337        958,337            --            --
     Israel                                                1,402,850      1,402,850            --            --
     Italy                                                 3,719,454      3,719,454            --            --
     Japan                                                40,686,972     40,686,972            --            --
     Jordan                                                  604,627        604,627            --            --
     Kazakhstan                                              356,857        356,857            --            --
     Kenya                                                   582,417        582,417            --            --
     Latvia                                                   31,106         31,106            --            --
     Lebanon                                                 238,944        238,944            --            --
     Lithuania                                               447,032        447,032            --            --
     Luxembourg                                            1,772,028      1,716,448        55,580            --
     Malaysia                                              2,796,529      2,796,529            --            --
     Mauritius                                               682,853        682,853            --            --
     Mexico                                                5,824,893      5,824,893            --            --
     Morocco                                               1,352,294      1,352,294            --            --
     Netherlands                                          11,230,729     11,230,729            --            --
     New Zealand                                             112,464        112,464            --            --
     Nigeria                                                 637,497        637,497            --            --
     Norway                                                1,889,309      1,889,309            --            --
     Oman                                                    599,495        599,495            --            --
     Pakistan                                                665,532        665,532            --            --
     Peru                                                  1,142,822      1,142,822            --            --
     Philippines                                           1,436,382      1,436,382            --            --
     Poland                                                2,955,397      2,955,397            --            --
     Portugal                                                313,687        313,687            --            --
     Qatar                                                 1,274,144      1,274,144            --            --
     Romania                                                 692,590        692,590            --            --
     Russia                                                8,385,754      7,984,851       400,903            --
     Singapore                                             2,375,826      2,375,826            --            --
     Slovenia                                                735,698        735,698            --            --

1 |

     South Africa                                          5,868,568      5,868,568            --            --
     South Korea                                           6,228,559      6,228,559            --            --
     Spain                                                 3,497,099      3,497,099            --            --
     Sweden                                                6,409,186      6,409,186            --            --
     Switzerland                                          15,684,854     15,684,854            --            --
     Taiwan                                                6,237,284      6,237,284            --            --
     Thailand                                              2,834,766      2,834,766            --            --
     Turkey                                                2,682,155      2,682,155            --            --
     United Arab Emirates                                  1,262,130      1,262,130            --            --
     United Kingdom                                       37,257,149     37,257,149            --            --
     United States                                           406,615        406,615            --            --
     Vietnam                                                 188,228        188,228            --            --
                                                      --------------  -------------  ------------  ------------
Total Common Stock                                       304,382,012    303,925,529       456,483            --
                                                      --------------  -------------  ------------  ------------
EXCHANGE-TRADED FUNDS                                     50,188,610     50,188,610            --            --
PREFERRED STOCK
     Brazil                                                3,348,365      3,348,365            --            --
     Chile                                                   188,661        188,661            --            --
     Croatia                                                  30,648         30,648            --            --
     Germany                                               1,231,520      1,231,520            --            --
     Russia                                                   35,000         35,000            --            --
     Thailand                                                 57,904         57,904            --            --
                                                      --------------  -------------  ------------  ------------
Total Preferred Stock                                      4,892,098      4,892,098            --            --
                                                      --------------  -------------  ------------  ------------
RIGHTS
     Australia                                                 7,034          7,034            --            --
     Brazil                                                      448            448            --            --
     Chile                                                        --             --            --            --
     Denmark                                                   7,637          7,637            --            --
     Germany                                                  49,664         49,664            --            --
     Morocco                                                 148,255             --       148,255            --
     South Africa                                                 81             81            --            --
                                                      --------------  -------------  ------------  ------------
Total Rights                                                 213,119         64,864       148,255            --
                                                      --------------  -------------  ------------  ------------
CALL WARRANTS
     Germany                                                 531,289             --       531,289            --
     India                                                 1,013,106             --     1,013,106            --
     Indonesia                                                42,112             --        42,112            --
     Kuwait                                                   74,966             --        74,966            --
     Luxembourg                                            3,070,719             --     3,070,719            --
     Malaysia                                                  3,947          3,947            --            --
     Saudi Arabia                                              4,100             --         4,100            --
     United States                                           815,219             --       815,219            --
                                                      --------------  -------------  ------------  ------------
Total Call Warrants                                        5,555,458          3,947     5,551,511            --
                                                      --------------  -------------  ------------  ------------
Certificates                                                 674,163             --       674,163            --
Investment Companies                                      22,121,762     22,121,762            --
Short Term Investments                                     2,695,859      2,695,859            --            --
Short-term Investments Held As Collateral
 For Loaned Securities                                    28,242,479      6,826,303    21,416,176            --
                                                      --------------  -------------  ------------  ------------
Total                                                 $  418,965,560  $ 390,718,972  $ 28,246,588  $         --
                                                      --------------  -------------  ------------  ------------
Other Financial Instruments*
Forward Currency Contracts                                   (21,247)            --       (21,247)           --
Futures Contracts                                             24,661         24,661            --            --
                                                      --------------  -------------  ------------  ------------
Total                                                          3,414         24,661       (21,247)           --
                                                      --------------  -------------  ------------  ------------

* Other financial instruments are forward foreign currency contracts and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                           PRINCIPAL
                                                             AMOUNT            VALUE
                                                          -----------       ------------
INFLATION-LINKED & FIXED INCOME SECURITIES -- 49.3%
CORPORATE BONDS -- 5.5%
   ENERGY -- 0.1%
      DCP Midstream Operating LP,
      3.25%, 10/01/15                                     $   200,000       $    195,984
      Petroleos Mexicanos,
      5.50%, 01/21/21                                         100,000            101,500
                                                                            ------------
                                                                                 297,484
                                                                            ------------
   FINANCIALS -- 5.4%
      AK Transneft OJSC Via TransCapitalInvest Ltd.,
      8.70%, 08/07/18                                         200,000            247,500
      Ally Financial, Inc.,
      8.30%, 02/12/15                                         700,000            767,375
      American International Group, Inc.,
      5.85%, 01/16/18                                         800,000            833,309
      Banco Santander Brazil SA 144A@,++,
      2.41%, 03/18/14                                         500,000            499,995
      Bank of Nova Scotia++,
      0.60%, 10/18/12                                       1,500,000          1,501,610
      Banque PSA Finance,
      4.00%, 07/19/13                                         300,000            431,615
      Commonwealth Bank of Australia 144A@,++,
      1.04%, 03/17/14                                         600,000            599,136
      Countrywide Financial Corp.,
      5.80%, 06/07/12                                         200,000            210,372
      Dexia Credit Local SA, 144A@,++,
      0.71%, 03/05/13                                       2,700,000          2,681,759
      Ford Motor Credit Co., LLC,
      7.25%, 10/25/11                                         500,000            514,540
      International Lease Finance Corp. 144A@,
      7.13%, 09/01/18                                         100,000            107,450
      JPMorgan Chase & Co.++,
      1.06%, 09/30/13                                       1,500,000          1,506,214
      Merrill Lynch & Co., Inc.++,
      1.51%, 06/29/12                                         200,000            277,502
      Merrill Lynch & Co., Inc.++,
      1.95%, 09/27/12                                         700,000            967,746
      Metropolitan Life Global Funding I 144A@,++,
      1.05%, 01/10/14                                       1,500,000          1,508,185
      Morgan Stanley++,
      1.90%, 01/24/14                                         200,000            203,964
      Morgan Stanley++,
      1.40%, 04/13/16                                         100,000            131,870
      Royal Bank of Scotland PLC (The)++,
      2.73%, 08/23/13                                       1,100,000          1,129,852
      Royal Bank of Scotland PLC (The),
      4.88%, 03/16/15                                         300,000            311,812
      SLM Corp.,
      3.13%, 09/17/12                                         400,000            545,691
                                                                            ------------
                                                                              14,977,497
                                                                            ------------
   TOTAL CORPORATE BONDS
      (Cost $14,927,864)                                                      15,274,981
                                                                            ------------

                                                           PRINCIPAL
                                                             AMOUNT            VALUE
                                                          -----------       ------------
VARIABLE RATE DEMAND NOTES++ -- 0.8%
   FINANCIALS -- 0.8%
      Banco Santander 144A@,
      1.55%, 04/20/12                                     $   300,000       $    299,911
      Morgan Stanley,
      1.39%, 11/29/13                                         300,000            412,915
      Permanent Master Issuer PLC,
      0.41%, 07/15/33                                         600,000            589,534
      Swedbank AB, 144A@,
      0.75%, 01/14/13                                         800,000            799,259
                                                                            ------------
                                                                               2,101,619
                                                                            ------------
   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $2,078,151)                                                        2,101,619
                                                                            ------------
U.S. GOVERNMENT INFLATION-LINKED SECURITIES -- 11.9%
      U.S. Treasury Inflation Indexed Bonds,
      3.38%, 01/15/12                                       1,062,000          1,380,105
      U.S. Treasury Inflation Indexed Bonds,
      2.00%, 04/15/12                                         342,000            388,007
      U.S. Treasury Inflation Indexed Bonds,
      0.63%, 04/15/13                                         576,000            627,981
      U.S. Treasury Inflation Indexed Bonds,
      1.25%, 04/15/14                                          40,000             44,474
      U.S. Treasury Inflation Indexed Bonds,
      2.00%, 01/15/16                                         508,000            622,216
      U.S. Treasury Inflation Indexed Bonds,
      2.38%, 01/15/17                                       1,500,000          1,845,712
      U.S. Treasury Inflation Indexed Bonds,
      1.63%, 01/15/18                                         700,000            795,506
      U.S. Treasury Inflation Indexed Bonds,
      2.13%, 01/15/19                                       1,010,000          1,155,835
      U.S. Treasury Inflation Indexed Bonds,
      2.38%, 01/15/27                                       2,200,000          2,674,768
      U.S. Treasury Inflation Indexed Bonds,
      1.75%, 01/15/28                                         278,000            297,805
      U.S. Treasury Inflation Indexed Bonds,
      2.50%, 01/15/29                                          48,000             55,762
      U.S. Treasury Inflation Indexed Bonds,
      3.38%, 04/15/32                                         704,000          1,124,525
      U.S. Treasury Inflation Indexed Notes,
      1.88%, 07/15/13                                       3,278,000          4,250,737
      U.S. Treasury Inflation Indexed Notes,
      2.00%, 01/15/14                                       2,130,000          2,765,908
      U.S. Treasury Inflation Indexed Notes,
      2.00%, 07/15/14                                         730,000            935,744
      U.S. Treasury Inflation Indexed Notes,
      1.63%, 01/15/15                                         400,000            499,998
      U.S. Treasury Inflation Indexed Notes,
      1.88%, 07/15/15                                       3,000,000          3,736,196
      U.S. Treasury Inflation Indexed Notes,
      2.50%, 07/15/16                                       2,080,000          2,574,004
      U.S. Treasury Inflation Indexed Notes,
      2.63%, 07/15/17                                         100,000            122,018
      U.S. Treasury Inflation Indexed Notes,
      2.38%, 01/15/25                                         623,000            816,951
      U.S. Treasury Inflation Indexed Notes,
      2.00%, 01/15/26                                         668,000            790,979
      U.S. Treasury Inflation Indexed Notes,
      3.63%, 04/15/28                                         384,000            674,210

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                           PRINCIPAL
                                                             AMOUNT             VALUE
                                                          ------------       ------------
      U.S. Treasury Inflation Indexed Notes,
      3.88%, 04/15/29                                     $  2,699,000       $  4,837,412
                                                                             ------------
   TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES
      (Cost $31,715,065)                                                       33,016,853
                                                                             ------------
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES -- 30.3%
      Australia Government Bond,
      0.36%, 06/13/11                                        1,500,000 AUD      1,499,386
      Australia Government Bond,
      4.00%, 08/20/20                                          600,000 AUD      1,017,304
      Australia Government Bond,
      3.00%, 09/20/25                                        4,400,000 AUD      4,942,633
      Brazil Notas do Tesouro Nacional Series B,
      6.00%, 08/15/14                                          544,000 BRL        663,795
      Brazil Notas do Tesouro Nacional Series B,
      6.00%, 05/15/17                                        5,949,000 BRL      7,239,758
      Brazil Notas do Tesouro Nacional Series B,
      6.00%, 05/15/45                                        1,508,000 BRL      1,911,604
      Bundesobligation Inflation Linked,
      2.25%, 04/15/13                                        4,300,000 EUR      6,916,546
      Canadian Government Bond,
      4.25%, 12/01/21                                          100,000 CAD        196,205
      Canadian Government Bond,
      4.00%, 12/01/31                                          200,000 CAD        408,743
      Canadian Government Bond,
      3.00%, 12/01/36                                          500,000 CAD        832,641
      Canadian Government Bond,
      1.50%, 12/01/44                                          500,000 CAD        575,447
      Deutsche Bundesrepublik Inflation Linked,
      1.50%, 04/15/16                                          200,000 EUR        325,743
      France Government Bond OAT,
      1.60%, 07/25/15                                          200,000 EUR        334,754
      France Government Bond OAT,
      1.00%, 07/25/17                                          100,000 EUR        155,288
      France Government Bond OAT,
      1.10%, 07/25/22                                        1,200,000 EUR      1,669,296
      France Government Bond OAT,
      1.85%, 07/25/27                                          800,000 EUR      1,165,339
      France Government Bond OAT,
      3.40%, 07/25/29                                          100,000 EUR        216,774
      France Government Bond OAT,
      3.15%, 07/25/32                                          600,000 EUR      1,238,463
      France Government Bond OAT,
      1.80%, 07/25/40                                          200,000 EUR        313,446
      Italy Buoni Poliennali Del Tesoro,
      2.50%, 07/01/12                                          700,000 EUR        995,607
      Italy Buoni Poliennali Del Tesoro,
      4.25%, 04/15/13                                          900,000 EUR      1,310,575
      Italy Buoni Poliennali Del Tesoro,
      2.15%, 09/15/14                                          500,000 EUR        840,841
      Italy Buoni Poliennali Del Tesoro,
      2.10%, 09/15/16                                        3,500,000 EUR      5,082,226
      Italy Buoni Poliennali Del Tesoro,
      2.10%, 09/15/17                                          400,000 EUR        623,265
      Italy Buoni Poliennali Del Tesoro,
      2.35%, 09/15/19                                          200,000 EUR        294,937
      Italy Buoni Poliennali Del Tesoro,
      2.10%, 09/15/21                                        1,000,000 EUR      1,375,343
      Italy Buoni Poliennali Del Tesoro,
      2.60%, 09/15/23                                          300,000 EUR        445,420

                                                           PRINCIPAL
                                                             AMOUNT             VALUE
                                                          ------------       ------------
      Italy Buoni Poliennali Del Tesoro,
      2.35%, 09/15/35                                     $    200,000 EUR   $    286,008
      Italy Buoni Poliennali Del Tesoro,
      2.55%, 09/15/41                                          600,000 EUR        763,851
      Japanese Government CPI Linked Bond,
      1.40%, 03/10/18                                      140,000,000 JPY       1,698,746
      Mexican Bonos,
      8.50%, 12/13/18                                       15,154,200 MXN      1,364,387
      Mexican Udibonos,
      3.50%, 12/14/17                                        6,680,500 MXN      2,630,516
      Network Rail Infrastructure Finance PLC,
      1.38%, 11/22/37                                          320,000 GBP        640,138
      New South Wales Treasury Corp.,
      3.75%, 11/20/20                                          800,000 GBP        957,345
      Poland Government Bond,
      3.00%, 08/24/16                                        1,825,000 PLN        784,911
      South Africa Government Bond,
      2.60%, 03/31/28                                        3,420,000 ZAR        631,154
      Sweden Government Bond,
      3.50%, 12/01/15                                       10,500,000 SEK      2,268,216
      Sweden Government Bond,
      4.00%, 12/01/20                                        3,300,000 SEK        841,168
      Sweden Government Bond,
      3.50%, 12/01/28                                        4,100,000 SEK      1,073,733
      Turkey Government Bond,
      9.00%, 05/21/14                                        1,300,000 TRL      1,151,216
      U.K. Gilt Inflation Linked,
      2.50%, 08/16/13                                          300,000 GBP      1,360,915
      U.K. Gilt Inflation Linked,
      2.50%, 07/26/16                                        1,500,000 GBP      7,663,387
      U.K. Gilt Inflation Linked,
      1.25%, 11/22/17                                        3,300,000 GBP      6,802,965
      U.K. Gilt Inflation Linked,
      2.50%, 04/16/20                                          550,000 GBP      2,848,466
      U.K. Gilt Inflation Linked,
      1.88%, 11/22/22                                          600,000 GBP      1,219,675
      U.K. Gilt Inflation Linked,
      2.50%, 07/17/24                                          100,000 GBP        453,751
      U.K. Gilt Inflation Linked,
      1.25%, 11/22/27                                        1,493,000 GBP      3,040,759
      U.K. Gilt Inflation Linked,
      1.13%, 11/22/37                                          600,000 GBP      1,185,900
      U.K. Gilt Inflation Linked,
      4.25%, 09/07/39                                          500,000 GBP        790,009
      U.K. Gilt Inflation Linked,
      0.75%, 11/22/47                                          600,000 GBP      1,097,291
                                                                             ------------
   TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES
      (Cost $72,848,798)                                                       84,145,886
                                                                             ------------
ASSET-BACKED SECURITIES -- 0.8%
      Ally Auto Receivables Trust, 144A@,
      1.32%, 03/15/12                                          221,920            222,040
      Arkle Master Issuer PLC, 144A@,
      1.46%, 05/17/60                                          800,000            800,748
      SLM Student Loan Trust 144A@,
      2.18%, 08/15/16                                          104,566            104,567
      Venture CDO Ltd. 144A@,
      0.53%, 01/20/22                                          400,000            369,742
      WaMu Mortgage Pass Through Certificates,
      5.42%, 11/25/36                                          603,584            471,000

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                           PRINCIPAL
                                                             AMOUNT/          MARKET
                                                             SHARES            VALUE
                                                          -----------       ------------
      WaMu Mortgage Pass Through Certificates,
      4.06%, 03/25/37                                     $   272,913       $    234,079
                                                                            ------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $2,105,928)                                                        2,202,176
                                                                            ------------
   TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES
      (Cost $123,675,806)                                                    136,741,515
                                                                            ------------
REAL ESTATE RELATED SECURITIES -- 34.4%
COMMON STOCK -- 12.8%
   DEPARTMENT STORES -- 0.5%
      Lifestyle International Holdings, Ltd.                  595,400          1,425,246
                                                                            ------------
   DIVERSIFIED -- 0.1%
      Shaftesbury PLC                                          53,733            407,807
                                                                            ------------
   DIVERSIFIED REAL ESTATE ACTIVITIES -- 5.3%
      Brookfield Asset Management, Inc. - Class A               4,700            152,562
      CapitaLand, Ltd.                                        516,050          1,351,023
      City Developments, Ltd.                                 128,200          1,171,649
      Daito Trust Construction Co., Ltd.                        4,401            303,171
      Daiwa House Industry Co., Ltd.                           87,700          1,077,536
      Great Eagle Holdings, Ltd.                               62,100            207,172
      Hang Lung Group, Ltd.                                    59,900            370,787
      Hang Lung Properties, Ltd.                              362,000          1,584,627
      Kerry Properties, Ltd.                                  245,000          1,225,228
      Lend Lease Corp., Ltd.                                   11,050            103,666
      Mitsubishi Estate Co., Ltd.                             138,120          2,336,317
      Mitsui Fudosan Co., Ltd.                                116,589          1,924,461
      Nomura Real Estate Holdings, Inc.                        12,700            192,531
      Sumitomo Realty & Development Co., Ltd.(1)               38,300            766,184
      Sun Hung Kai Properties, Ltd.                           101,000          1,599,681
      Wharf Holdings, Ltd.                                     59,000            406,933
                                                                            ------------
                                                                              14,773,528
                                                                            ------------
   HOMEBUILDING -- 0.1%
      Nexity SA                                                 5,320            263,844
                                                                            ------------
   HOTELS, RESORTS & CRUISE LINES -- 1.5%
      Accor SA                                                  5,610            252,069
      Shangri-La Asia, Ltd.                                   459,416          1,187,145
      Sol Melia SA(1)                                         110,000          1,264,278
      Starwood Hotels & Resorts Worldwide, Inc.(1)             26,600          1,545,992
                                                                            ------------
                                                                               4,249,484
                                                                            ------------
   INDUSTRIAL -- 0.0%
      Segro PLC                                                20,082            103,574
                                                                            ------------
   OFFICE -- 0.3%
      CapitaCommercial Trust(1)                               407,000            448,814
      ING Office Fund                                         580,600            372,337
                                                                            ------------
                                                                                 821,151
                                                                            ------------
   REAL ESTATE DEVELOPMENT -- 1.5%
      Cheung Kong Holdings, Ltd.                               95,410          1,555,301
      China Overseas Land & Investment, Ltd.                  487,000            990,460
      Evergrande Real Estate Group Ltd.                       290,000            159,567

                                                              SHARES           VALUE
                                                          -----------       ------------
      Guangzhou R&F Properties Co., Ltd.(1)                   304,000       $    452,568
      Keppel Land, Ltd.                                        78,000            277,842
      Longfor Properties Co., Ltd.(1)                         109,000            183,849
      Wing Tai Holdings, Ltd.                                 350,000            424,831
                                                                            ------------
                                                                               4,044,418
                                                                            ------------
   REAL ESTATE OPERATING COMPANIES -- 2.9%
      Aeon Mall Co., Ltd.                                      47,500          1,019,897
      Brookfield Properties Corp.                              29,700            526,284
      CapitaMalls Asia, Ltd.                                   37,800             53,379
      Castellum AB(1)                                          29,150            423,956
      Central Pattana PCL - NVDR                              880,000            829,228
      Global Logistic Properties, Ltd.*                       378,300            561,223
      Grainger PLC                                             60,750            104,570
      Hongkong Land Holdings, Ltd.                            312,700          2,188,900
      Hufvudstaden AB - Class A                                 8,920            106,202
      Hysan Development Co., Ltd.                             347,842          1,430,979
      IVG Immobilien AG*                                       16,320            135,395
      Norwegian Property ASA*                                  57,160            104,909
      Safestore Holdings PLC                                   66,900            164,202
      Sonae Sierra Brasil SA*                                   6,800             94,546
      Swiss Prime Site AG*                                      2,790            220,071
                                                                            ------------
                                                                               7,963,741
                                                                            ------------
   RESIDENTIAL -- 0.1%
      Advance Residence Investment Corp.                           86            169,147
                                                                            ------------
   RETAIL -- 0.5%
      General Growth Properties, Inc.*                         49,474            765,858
      Westfield Retail Trust                                  227,363            616,153
                                                                            ------------
                                                                               1,382,011
                                                                            ------------
   TOTAL COMMON STOCK
      (Cost $26,979,184)                                                      35,603,951
                                                                            ------------
REAL ESTATE INVESTMENT TRUSTS -- 21.6%
   DIVERSIFIED -- 4.1%
      British Land Co. PLC                                     38,548            341,661
      Canadian Real Estate Investment Trust                     2,988            106,791
      Dexus Property Group                                    710,114            624,331
      Gecina SA                                                   740            102,062
      General Property Trust                                  376,496          1,222,807
      ICADE                                                    10,750          1,326,649
      Kenedix Realty Investment Corp.                              25            102,789
      Land Securities Group PLC                               148,416          1,746,393
      Liberty Property Trust(1)                                20,200            664,580
      Mirvac Group                                            233,475            300,661
      Stockland Corp., Ltd.                                   425,914          1,634,420
      United Urban Investment Corp.(1)                            180            227,434
      Vornado Realty Trust                                     32,873          2,876,387
      Wereldhave NV                                               920             98,256
                                                                            ------------
                                                                              11,375,221
                                                                            ------------
   INDUSTRIAL -- 1.2%
      AMB Property Corp.                                       39,400          1,417,218
      Goodman Group                                           650,419            460,842
      ProLogis                                                 90,500          1,446,190
                                                                            ------------
                                                                               3,324,250
                                                                            ------------
   OFFICE -- 3.6%
      Alexandria Real Estate Equities, Inc.(1)                  7,200            561,384

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                             SHARES            VALUE
                                                          -----------       ------------
      Boston Properties, Inc.(1)                               34,700       $  3,291,295
      Derwent London PLC                                       49,978          1,317,278
      Douglas Emmett, Inc.(1)                                  33,100            620,625
      Great Portland Estates PLC                              139,990            866,404
      Highwoods Properties, Inc.(1)                            20,000            700,200
      Japan Real Estate Investment Corp.                           55            520,377
      Nippon Building Fund, Inc.                                   40            389,517
      SL Green Realty Corp.(1)                                 18,700          1,406,240
      Societe Immobiliere de Location Pour l'Industrie
         et le Commerce*                                        1,220            170,996
                                                                            ------------
                                                                               9,844,316
                                                                            ------------
   RESIDENTIAL -- 2.6%
      American Campus Communities, Inc.                        19,900            656,700
      Apartment Investment & Management Co. - Class A          20,700            527,229
      AvalonBay Communities, Inc.                              15,429          1,852,715
      BRE Properties, Inc.                                     11,100            523,698
      Equity Residential(1)                                    26,100          1,472,301
      Essex Property Trust, Inc.(1)                            10,400          1,289,600
      Nippon Accommodations Fund, Inc.(1)                          25            179,430
      UDR, Inc.                                                28,019            682,823
                                                                            ------------
                                                                               7,184,496
                                                                            ------------
   RETAIL -- 6.7%
      Calloway Real Estate Investment Trust(1)                 10,300            274,100
      CapitaMall Trust                                        144,242            215,133
      Corio NV                                                  5,170            361,655
      Developers Diversified Realty Corp.(1)                   33,100            463,400
      Eurocommercial Properties NV                              4,349            215,472
      Federal Realty Investment Trust                          20,300          1,655,668
      Frasers Centrepoint Trust                                43,000             51,852
      Frontier Real Estate Investment Corp.                        35            310,531
      Hammerson PLC                                            20,699            148,396
      Immobiliare Grande Distribuzione                        147,000            323,324
      Japan Retail Fund Investment Corp.                          180            281,750
      Kimco Realty Corp.(1)                                    13,600            249,424
      Klepierre*                                               15,566            631,799
      Mercialys SA                                              6,816            271,676
      Primaris Retail Real Estate Investment Trust              7,400            162,579
      Regency Centers Corp.                                    11,800            513,064
      RioCan Real Estate Investment Trust(1)                   21,200            556,732
      Simon Property Group, Inc.(1)                            40,837          4,376,093
      Suntec Real Estate Investment Trust                      84,000            102,626
      Tanger Factory Outlet Centers, Inc.(1)                    7,800            204,672
      Taubman Centers, Inc.                                    16,500            884,070
      The Link Real Estate Investment Trust                   200,800            628,585
      The Macerich Co.                                         24,084          1,192,881
      Unibail- Rodamco SE                                      16,363          3,544,520
      Westfield Group                                          98,585            952,414
                                                                            ------------
                                                                              18,572,416
                                                                            ------------

                                                           PRINCIPAL
                                                            AMOUNT/            MARKET
                                                            SHARES             VALUE
                                                          -----------       ------------
   SPECIALIZED -- 3.4%
      Health Care Property Investors, Inc.(1)                  47,100       $  1,786,974
      Health Care REIT, Inc.(1)                                13,300            697,452
      Host Hotels & Resorts, Inc.(1)                          123,071          2,167,280
      Nationwide Health Properties, Inc.                       29,400          1,250,382
      Pebblebrook Hotel Trust                                   7,000            155,050
      Public Storage                                           19,200          2,129,472
      Ventas, Inc.(1)                                          23,300          1,265,190
                                                                            ------------
                                                                               9,451,800
                                                                            ------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS
      (Cost $41,185,991)                                                      59,752,499
                                                                            ------------
   TOTAL REAL ESTATE RELATED SECURITIES
      (Cost $68,165,175)                                                      95,356,450
                                                                            ------------
COMMODITY RELATED SECURITIES -- 15.7%
STRUCTURED NOTE -- 5.3%
      Deutsche Bank AG, London Branch,
      Structured Note Linked to DB Liquidity
      Commodity Index,
      0.22%, 07/01/11
      (Cost $13,000,000)                                  $13,000,000         14,573,000
                                                                            ------------
EXCHANGE-TRADED FUNDS -- 3.6%
      PowerShares DB Commodity Index Tracking Fund*(1)
         (Cost $6,863,279)                                    323,440          9,868,154
                                                                            ------------
INVESTMENT COMPANIES -- 6.8%
      Credit Suisse Commodity Return Strategy Fund          1,185,881         11,692,782
      PIMCO Commodity RealReturn Strategy Fund -
         Institutional Shares                                 733,903          7,111,525
                                                                            ------------
   TOTAL INVESTMENT COMPANIES
      (Cost $13,068,350)                                                      18,804,307
                                                                            ------------
   TOTAL COMMODITY RELATED SECURITIES
      (Cost $32,931,629)                                                      43,245,461
                                                                            ------------
PURCHASED OPTIONS -- 0.0%
      U.S. 1Y Futures Expires 11/19/12 at 2.00%
         (Cost $2,910)                                            120              8,165
                                                                            ------------
   TOTAL PURCHASED OPTIONS
      (Cost $2,910)                                                                8,165
                                                                            ------------
SHORT-TERM INVESTMENTS -- 8.6%
CERTIFICATE OF DEPOSIT -- 0.6%
      Banco Bradesco S.A. 144A@,
      1.35%, 06/27/11                                         400,000            399,707
      Novartis Finance Corp.,
      0.28%, 09/12/11                                       1,300,000          1,297,825
                                                                            ------------
                                                                               1,697,532
                                                                            ------------
COMMERCIAL PAPER -- 5.3%
      BP Capital markets PLC,
      0.80%, 11/22/11                                       1,500,000          1,493,841
      Coca-Cola Co.,
      0.25%, 07/25/11                                       1,300,000          1,298,924

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                              SHARES           VALUE
                                                          -----------       ------------
      Commonwealth Bank of Australia,
      0.27%, 07/11/11                                       1,300,000       $  1,298,969
      Itau UnibanCo,
      1.51%, 09/26/11                                         400,000            397,313
      Nordea North America,
      0.28%, 04/13/11                                       1,500,000          1,499,857
      Northwest Natural Gas,
      0.34%, 09/12/11                                       1,300,000          1,297,647
      Reckitt Benciser Treasury Services PLC,
      0.51%, 09/09/11                                       1,500,000          1,497,354
      Shell International Finance B.V.,
      0.73%, 07/01/11                                       1,500,000          1,499,191
      Straight-A Funding LLC,
      0.25%, 04/18/11                                       1,500,000          1,499,811
      Toyota Motor Credit Corp.,
      0.28%, 06/14/11                                       1,490,000          1,489,255
      Westpac Banking Corp.,
      0.28%, 04/08/11                                       1,500,000          1,499,934
                                                                            ------------
                                                                              14,772,096
                                                                            ------------
MONEY MARKET FUNDS -- 1.2%
      BlackRock Liquidity Funds TempFund Portfolio -
      Institutional Series
      (Cost $3,408,836)                                     3,408,836          3,408,836
                                                                            ------------
REPURCHASE AGREEMENTS -- 0.2%
      With Credit Suisse Securities (USA) LLC at 0.14%,
      dated 3/31/11, repurchased 4/1/11, repurchased
      price $600,002 collaterized by U.S. Treasury
      Note, par value $596,000, 2.63%, 4/30/16, market
      value $609,601,971, 0.14%, 04/01/11
      (Cost $600,000)                                         600,000            600,000
                                                                            ------------
U.S. AGENCY OBLIGATIONS -- 1.3%
      Federal Farm Credit Bank,
      0.23%, 08/11/11                                       1,600,000          1,599,238
      Federal Home Loan Banks,
      0.25%, 07/15/11                                       1,900,000          1,899,390
                                                                            ------------
                                                                               3,498,628
                                                                            ------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $23,970,843)                                                      23,977,092
                                                                            ------------
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN -- 116.5%
   (Cost $272,737,644)                                                      $323,319,964
                                                                            ------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
   SECURITIES -- 8.6%
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional                                     12,541,779         12,541,779
      Institutional Money Market Trust                     11,449,502         11,449,502
                                                                            ------------
   TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
      LOANED SECURITIES
      (Cost $23,991,281)                                                      23,991,281
                                                                            ------------
OPTIONS WRITTEN -- (0.1)%
      Euro Dollar Futures Expires 9/19/11 at Strike
         Price $99.375                                             (3)            (1,763)
      Euro Dollar Futures Expires 9/19/11 at Strike
         Price $99.375                                             (3)              (525)
      INF FLOOR USD Expires 4/7/20 at Strike Price
         $216.687                                                (260)      $    (14,879)
      U.S 2Y Futures Expires 9/24/12 at 2.25%                    (590)           (80,983)
      U.S 2Y Futures Expires 9/24/12 at 2.25%                     (30)            (4,118)
      U.S 2Y Futures Expires 9/24/12 at 2.25%                     (20)            (2,745)
      U.S 3Y Futures Expires 06/18/12 at 3.00%                    (60)            (7,167)
      U.S 3Y Futures Expires 6/18/12 at 3.00%                    (110)           (13,139)
      U.S 3Y Futures Expires 6/18/12 at 3.00%                     (90)           (10,750)
      U.S 3Y Futures Expires 6/18/12 at 3.00%                    (100)           (11,945)
      U.S 3Y Futures Expires 6/18/12 at 3.00%                     (80)            (9,556)
      U.S. 10YR Futures Expires 7/10/12 at 10.00%                 (30)               (33)
      U.S. 10YR Futures Expires 7/12/12 at 10.00%                 (40)               (45)
      U.S. 1Y Futures Expires 10/11/11                           (120)           (21,216)
      U.S. 1Y Futures Expires 10/11/11                            (60)            (5,030)
      U.S. 1Y Futures Expires 10/11/11                            (40)            (3,353)
      U.S. 1Y Futures Expires 11/14/11                           (140)           (24,691)
      U.S. 1Y Futures Expires 11/19/12 at 1.00%                  (120)           (15,523)
      U.S. 5Y Futures Expires 6/15/11 at 0.80%                    (30)              (558)
      U.S. 5Y Futures Expires 6/15/11 at 0.80%                    (10)              (186)
      U.S. 5Y Futures Expires 6/15/11 at 0.80%                    (10)              (186)
      U.S. 5Y Futures Expires 6/15/11 at 1.20%                    (30)              (289)
      U.S. 5Y Futures Expires 6/15/11 at 1.20%                    (20)              (193)
      U.S. 5Y Futures Expires 6/15/11 at 1.20%                    (10)               (96)
      U.S. 5Y Futures Expires 9/21/11 at 1.30%                    (10)              (370)
      USD Futures Expires  06//1511 at Strike Price
         $122.00                                                  (15)            (3,984)
                                                                            ------------
   TOTAL OPTIONS WRITTEN
      (Premiums Received $180,789)                                              (233,323)
                                                                            ------------
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN -- 116.5%
   (Cost $272,556,855)+,(2)                                                 $323,086,641
                                                                            ------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.5)%                             (45,650,844)
                                                                            ------------
NET ASSETS -- 100.0%                                                        $277,435,797
                                                                            ============

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated security is considered liquid.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 2011.

*    Non-income producing security.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

+ The cost for Federal income tax purposes is $282,894,796. At March 31, 2011 net unrealized appreciation was $40,425,168. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $55,382,644, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $14,957,476.

(1)  Security partially or fully on loan.

(2) At March 31, 2011, the market value of securities on loan for the Multi-Manager Real Asset Fund was $20,575,260

PLC - Public Limited Company
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
GBP - United Kingdom Pound
JPY - Japanese Yen
MXN - Mexican Peso
PLN - Polish Zloty
SEK - Swedish Krona
TRL - Turkish Lira
USD - United States Dollar
ZAR - South African Dollar

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager Real Asset Fund
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED)

At March 31, 2011, the Multi-Manager Real Asset Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                                   Value at    Net Unrealized
                                                        Contract                                   March 31,    Appreciation
Settlement Date             Currency Bought              Amount             Counterparty              2011     (Depreciation)
---------------   ----------------------------------   ---------   -----------------------------   ---------   --------------
April 2011             75,000   Australian Dollar         73,168   Royal Bank of Canada               77,299           4,131
April 2011         13,893,419   Brazilian Reals        8,314,434   Citibank                        8,503,244         188,810
April 2011            378,973   Canadian Dollar          390,144   UBS Securities LLC                390,732             588
April 2011            928,000   EURO                   1,307,396   Citibank                        1,314,695           7,299
April 2011            311,000   EURO                     423,447   Deutsche Bank AG                  440,593          17,146
April 2011             25,000   EURO                      34,470   J.P. Morgan Securities             35,417             947
April 2011             29,332   EURO                      41,531   J.P. Morgan Securities             41,554              23
April 2011            125,831   EURO                     177,369   J.P. Morgan Securities            178,265             896
April 2011            223,332   EURO                     314,772   J.P. Morgan Securities            316,394           1,622
April 2011            598,248   EURO                     843,111   J.P. Morgan Securities            847,536           4,425
August 2011        27,509,810   Indian Rupee             586,313   Barclays Capital Group            601,506          15,193
August 2011         3,700,000   Indian Rupee              79,144   Deutsche Bank AG                   80,901           1,757
January 2012      890,700,000   Indonesian Rupiah         98,225   Bank of America                    96,905          (1,320)
April 2011        890,700,000   Indonesian Rupiah        100,000   Barclays Capital Group            102,045           2,045
October 2011      358,800,000   Indonesian Rupiah         39,000   Citibank                           39,687             687
April 2011         30,239,479   Japanese Yen             363,734   UBS Securities LLC                363,581            (153)
May 2011           33,855,000   Korean Won                30,000   Citibank                           30,787             787
May 2011           44,000,000   Korean Won                39,286   Citibank                           40,014             728
May 2011           71,600,000   Korean Won                63,391   Citibank                           65,113           1,722
May 2011           78,820,000   Korean Won                70,000   Deutsche Bank AG                   71,678           1,678
May 2011           80,400,000   Korean Won                70,897   J.P. Morgan Securities             73,115           2,218
May 2011          282,420,000   Korean Won               243,844   J.P. Morgan Securities            256,831          12,987
May 2011           70,000,000   Korean Won                61,873   Royal bank of Scotland PLC         63,658           1,785
May 2011           14,985,000   Korean Won                13,205   The Goldman Sachs Group, Inc,      13,627             422
August 2011           247,504   Malaysian Ringgit         80,000   Barclays Capital Group             80,966             966
May 2011              744,634   Malaysian Ringgit        242,000   Citibank                          245,157           3,157
July 2011             362,850   Mexican Peso              30,000   Barclays Capital Group             30,232             232
July 2011             600,000   Mexican Peso              48,630   Citibank                           49,990           1,360
July 2011             587,918   Mexican Peso              47,703   Deutsche Bank AG                   48,984           1,281
November 2011       1,279,600   Philippine Peso           28,575   Barclays Capital Group             29,191             616
November 2011       1,600,000   Philippine Peso           36,281   Barclays Capital Group             36,501             220
November 2011       1,600,000   Philippine Peso           36,126   Barclays Capital Group             36,502             376
November 2011       1,600,000   Philippine Peso           35,996   Barclays Capital Group             36,502             506
November 2011       3,800,000   Philippine Peso           85,663   Barclays Capital Group             86,690           1,027
June 2011             540,000   Philippine Peso           12,281   Citibank                           12,400             119
June 2011             600,000   Philippine Peso           13,661   Citibank                           13,778             117
November 2011       3,200,000   Philippine Peso           72,186   Citibank                           73,002             816
June 2011           3,538,400   Philippine Peso           80,000   Citibank                           81,253           1,253
June 2011           4,375,000   Philippine Peso          100,000   Citibank                          100,464             464
June 2011             883,600   Philippine Peso           20,000   Deutsche Bank AG                   20,290             290
June 2011           3,266,000   Philippine Peso           74,481   J.P. Morgan Securities             74,998             517
June 2011             274,351   Singapore Dollar         214,359   Bank of America                   217,683           3,324
July 2011              60,000   South African Rand         8,538   Barclays Capital Group              8,714             176
April 2011            652,710   Swedish Krona            102,135   J.P. Morgan Securities            103,314           1,179
April 2011            115,416   United Kingdom Pound     187,347   J.P. Morgan Securities            185,112          (2,235)
April 2011            124,208   United Kingdom Pound     199,527   J.P. Morgan Securities            199,213            (314)
April 2011          2,128,000   United Kingdom Pound   3,410,816   Royal Bank of Canada            3,412,723           1,907
April 2011            643,225   United Kingdom Pound   1,036,138   UBS Securities LLC              1,031,648          (4,490)
                                                                                                               -------------
                                                                                                               $     279,287
                                                                                                               -------------

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager Real Asset Fund
   INVESTMENTS / MARCH 31, 2011 (UNAUDITED) -- CONTINUED

                                                                                              Value at    Net Unrealized
                                                        Contract                              March 31,    Appreciation
Settlement Date              Currency Sold               Amount         Counterparty            2011      (Depreciation)
---------------   ----------------------------------   ----------   ----------------------   ----------   --------------
April 2011          4,626,000   Australian Dollar       4,522,447   Deutsche Bank AG          4,767,816         (245,369)
April 2011            973,621   Australian Dollar         980,667   UBS Securities LLC        1,004,706          (24,039)
April 2011         13,893,419   Brazilian Reals         8,188,978   Barclays Capital Group    8,503,244         (314,266)
June 2011          13,893,419   Brazilian Reals         8,201,546   Citibank                  8,393,699         (192,153)
June 2011             871,000   Canadian Dollar           891,267   Citibank                    896,719           (5,452)
April 2011            768,529   Canadian Dollar           790,808   J.P. Morgan Securities      792,376           (1,568)
April 2011            711,000   EURO                      961,642   Citibank                  1,007,272          (45,630)
April 2011            715,000   EURO                      990,816   Citibank                  1,012,939          (22,123)
April 2011            908,000   EURO                    1,269,436   Citibank                  1,286,362          (16,926)
April 2011          1,294,000   EURO                    1,812,728   Citibank                  1,833,206          (20,478)
April 2011            199,000   EURO                      271,660   Deutsche Bank AG            281,923          (10,263)
April 2011            291,000   EURO                      401,216   Deutsche Bank AG            412,259          (11,043)
April 2011            110,055   EURO                      155,838   J.P. Morgan Securities      155,915              (77)
April 2011            125,831   EURO                      177,417   J.P. Morgan Securities      178,327             (910)
April 2011            195,744   EURO                      271,636   J.P. Morgan Securities      277,310           (5,674)
April 2011            223,332   EURO                      314,858   J.P. Morgan Securities      316,505           (1,647)
April 2011            130,000   EURO                      177,928   Royal Bank of Canada        184,170           (6,242)
May 2011           12,002,000   EURO                   16,513,348   Royal Bank of Canada     16,990,499         (477,151)
April 2011             69,313   EURO                       96,772   UBS Securities LLC           98,196           (1,424)
April 2011          4,484,916   EURO                    6,274,874   UBS Securities LLC        6,353,770          (78,896)
April 2011        890,700,000   Indonesian Rupiah         102,086   Bank of America             102,045               41
April 2011         24,175,000   Japanese Yen              298,630   Deutsche Bank AG            290,658            7,972
April 2011        170,102,000   Japanese Yen            2,060,391   J.P. Morgan Securities    2,045,204           15,187
April 2011         30,239,479   Japanese Yen              363,702   UBS Securities LLC          363,542              160
July 2011          47,698,030   Mexican Peso            3,877,258   Citibank                  3,974,080          (96,822)
August 2011         1,490,109   Polish Zloty              514,931   J.P. Morgan Securities      518,710           (3,779)
July 2011             980,643   South African Rand        143,348   J.P. Morgan Securities      142,419              929
May 2011           24,006,000   Swedish Krona           3,715,955   Deutsche Bank AG          3,796,641          (80,686)
April 2011          3,214,912   Swedish Krona             507,328   UBS Securities LLC          508,875           (1,547)
July 2011           1,533,754   Turkish Lira              964,019   J.P. Morgan Securities      972,582           (8,563)
April 2011         15,342,000   United Kingdom Pound   25,108,410   Barclays Capital Group   24,604,321          504,089
April 2011            113,243   United Kingdom Pound      182,323   J.P. Morgan Securities      181,628              695
April 2011            124,208   United Kingdom Pound      199,566   J.P. Morgan Securities      199,255              311
April 2011          4,499,541   United Kingdom Pound    7,321,477   UBS Securities LLC        7,216,665          104,812
                                                                                                          --------------
                                                                                                          $   (1,038,532)
                                                                                                          --------------

At March 31, 2011, the Multi-Manager Real Asset Fund entered had open financial futures contracts as follows:

 Number                                                                 Value at     Unrealized
   of                Underlying             Expiration      Contract   March 31,    Appreciation
Contracts         Contracts to Buy             Date          Amount      2011      (Depreciation)
---------    --------------------------   --------------   ---------   ---------   --------------
25           90 DAY EURO                  March 2012       6,202,626   6,196,563           (6,063)
6            90 DAY EURO                  March 2012       1,485,225   1,481,925           (3,300)
16           90 DAY EURO                  September 2011   3,978,175   3,981,600            3,425
8            90 DAY EURO                  December 2011    1,988,737   1,987,900             (837)
(4)          AUST 10Y BOND FUTURE 06/11   June 2011        3,008,873   3,008,236              637
                                                                                   --------------
                                                                                   $       (6,138)
                                                                                   --------------

At March 31, 2011, the Multi-Manager Real Asset Fund had open interest swap contracts as follows:

                      Termination    Notional    Fixed               Floating                Unrealized Appreciation
Counterparty              Date        Amount      Rate                  Rate                      (Depreciation)
-------------------   -----------   ---------   -------   --------------------------------   -----------------------
Barclays Bank PLC*      1/2/2013    1,000,000   12.285%   Brazilian interbank lending rate   $                 6,485
Barclays Bank PLC**    6/15/2011      400,000    4.250%   3 Month LIBOR rate                 $                 3,166
Barclays Bank PLC**    6/15/2011      700,000    4.250%   3 Month LIBOR rate                 $               (18,539)
                                                                                             -----------------------
                                                                                             $                (8,888)
                                                                                             =======================

*    Portfolio pays the floating rate and receives the fixed rate.

**   Portfolio pays the fixed rate and receives the floating rate.

At March 31, 2011, the Multi-Manager Real Asset Fund had credit default swap contracts as follows:

                                          Termination    Notional    Fixed        Reference Entity/         Unrealized Appreciation
Counterparty                                  Date      Amount (1)    Rate           Obligation                  (Depreciation)
---------------------------------------   -----------   ----------   -----   -------------------------      -----------------------
Barclays Bank PLC**                       12/20/2015     4,700,000   5.00%   Dow Jones CDX EM14 Index       $                24,046
JPMorgan Chase Bank**                     12/20/2015       100,000   5.00%   Dow Jones CDX EM14 Index                           117
Morgan Stanley Capital Services, Inc.**   12/20/2015       200,000   5.00%   Dow Jones CDX EM14 Index                            10
Barclays Bank PLC**                       12/20/2015     2,100,000   5.00%   Dow Jones CDX HY-15 Index                       22,310
                                                                                                            -----------------------
                                                                                                            $                46,483
                                                                                                            =======================

                               Termination   Notional   Fixed                 Reference Entity/             Unrealized Appreciation
Counterparty                       Date     Amount (1)   Rate                    Obligation                      (Depreciation)
-----------------------------  -----------  ----------  -----  -------------------------------------------- -----------------------
Deutsche Bank AG**              6/20/2015    1,000,000  1.00%  United Kingdom of Great Britain                               12,786
Royal Bank of Scotland PLC**    6/20/2015      500,000  1.00%  Federal Republic of Brazil                                     4,813
Citibank NA**                   6/20/2015      300,000  0.25%  Government of France                                             667
Deutsche Bank AG**              6/20/2016      500,000  1.00%  Government of Spain                                           25,046
Barclays Bank PLC**            12/20/2015      700,000  0.25%  France (Govt of), 4.25%, due 04/25/19                         (1,306)
Goldman Sachs International**  12/20/2015      500,000  1.00%  Japan Govt-55, 2.00%, due 03/21/22                            (8,508)
Credit Suisse International**  12/20/2015      600,000  1.00%  United Kingdom Treasury, 4.25%, due 06/07/32                     421
                                                                                                            -----------------------
                                                                                                            $                33,919
                                                                                                            =======================

** The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
Multi-Manager Real Asset Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2011:

                                                                                           LEVEL 2 -        LEVEL 3 -
                                                      TOTAL VALUE AT                     SIGNIFICANT       SIGNIFICANT
                                                         MARCH 31,        LEVEL 1 -       OBSERVABLE      UNOBSERVABLE
                                                            2011       QUOTED PRICES       INPUTS             INPUTS
                                                      --------------   -------------    -------------    ---------------
INFLATION-LINKED & FIXED INCOME SECURITIES
     Corporate Bonds                                  $  15,274,981    $          --    $  15,274,981    $            --
     Variable Rate Demand Notes                           2,101,619               --        2,101,619                 --
     U.S. Government Inflation-Linked Securities         33,016,853               --       33,016,853                 --
     Foreign Government Inflation-Linked Securities      84,145,886               --       84,145,886                 --
     Asset-Backed Securities                              2,202,176               --        2,202,176                 --
REAL ESTATE RELATED SECURITIES
     COMMON STOCK
         Consumer Discretionary                           5,938,574        5,938,574               --                 --
         Financials                                      29,665,377       29,665,377               --                 --
                                                      -------------    -------------    -------------    ---------------
     Total Common Stock                                  35,603,951       35,603,951               --                 --
                                                      -------------    -------------    -------------    ---------------
     REAL ESTATE INVESTMENT TRUSTS
         Diversified                                     11,375,221       11,375,221               --                 --
         Industrial                                       3,324,250        3,324,250               --                 --
         Office                                           9,844,316        9,844,316               --                 --
         Residential                                      7,184,496        7,184,496               --                 --
         Retail                                          18,572,416       18,572,416               --                 --
         Specialized                                      9,451,800        9,451,800               --                 --
                                                      -------------    -------------    -------------    ---------------
     Total Real Estate Investment Trusts                 59,752,499       59,752,499               --                 --
                                                      -------------    -------------    -------------    ---------------
COMMODITY RELATED SECURITIES
     Structured Note                                     14,573,000               --       14,573,000                 --
     Exchange-Traded Funds                                9,868,154        9,868,154               --                 --
     Investment Companies                                18,804,307       18,804,307               --                 --
Purchased Options                                             8,165               --            8,165                 --
Short-Term Investments                                                                                                --
         Money Market Funds                               3,408,836        3,408,836               --                 --
         Commercial Paper                                14,772,096               --       14,772,096                 --
         Certificates Of Deposit                          1,697,532               --        1,697,532                 --
         U.S. Agency Obligations                          3,498,628               --        3,498,628                 --
         Repurchase Agreements                              600,000               --          600,000                 --
                                                      -------------    -------------    -------------    ---------------
     Total Short-Term Investments                        23,977,092        3,408,836       20,568,256                 --
Short-Term Investment Held As Collateral For Loaned
Securities                                               23,991,281       12,541,779       11,449,502                 --
Options Written                                            (233,323)          (6,272)        (227,051)                --
                                                      -------------    -------------    -------------    ---------------
Total                                                   323,086,641      139,973,254      183,113,387
                                                      -------------    -------------    -------------    ---------------
Other Financial Instruments
     Forward  Foreign Currency Exchange Contracts          (759,245)              --         (759,245)                --
     Futures Contracts                                       (6,138)          (6,138)              --                 --
     Interest Rate Swap Contracts                            (8,888)              --           (8,888)                --
     Credit Default Swap Contracts                           80,402               --           80,402                 --
                                                      -------------    -------------    -------------    ---------------
Total                                                 $    (693,869)   $      (6,138)   $    (687,731)   $            --
                                                      -------------    -------------    -------------    ---------------

1 |

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
Aggressive Asset Allocation Fund
 INVESTMENTS / MARCH 31, 2011 (UNAUDITED)
 (Showing Percentage of Net Assets)

                                                                Shares         Value
                                                              ---------   -------------
AFFILIATED INVESTMENT COMPANIES++ -- 95.1%
        Wilmington Large-Cap Strategy Fund                    2,333,876   $  28,403,270
        Wilmington Multi-Manager International Fund           2,316,852      17,886,100
        Wilmington Multi-Manager Real Asset Fund                197,267       2,775,546
        Wilmington Prime Money Market Fund                       85,321          85,321
        Wilmington Small-Cap Strategy Fund                      434,079       4,740,145
                                                                          -------------
    TOTAL AFFILIATED INVESTMENT COMPANIES
        (Cost $41,997,924)                                                   53,890,382
                                                                          -------------
NON-AFFILIATED INVESTMENT COMPANIES -- 4.8%
        Vanguard High-Yield Corporate Fund - Admiral Shares
           (Cost $2,083,580)                                    469,910       2,725,479
                                                                          -------------
    TOTAL NON-AFFILIATED INVESTMENT COMPANIES
        (Cost $2,083,580)                                                     2,725,479
                                                                          -------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $44,081,504)+                                                     $  56,615,861
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                    83,938
                                                                          -------------
NET ASSETS -- 100.0%                                                      $  56,699,799
                                                                          =============

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $51,408,316. At March 31, 2011 net unrealized appreciation was $5,207,545. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,207,545 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $0

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
Aggressive Asset Allocation Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2011:

                                                                        LEVEL 2 -      LEVEL 3 -
                                      TOTAL VALUE AT                   SIGNIFICANT   SIGNIFICANT
                                         MARCH 31,       LEVEL 1 -      OBSERVABLE   UNOBSERVABLE
                                           2011        QUOTED PRICES      INPUTS        INPUTS
                                      --------------   -------------   -----------   ------------
Affiliated Investment Companies       $   53,890,382   $  53,890,382   $        --   $         --
Non-Affiliated Investment Companies        2,725,479       2,725,479            --             --
                                      --------------   -------------   -----------   ------------
Total                                 $   56,615,861   $  56,615,861   $        --   $         --
                                      --------------   -------------   -----------   ------------

1 |

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
Conservative Asset Allocation Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED)
  (Showing Percentage of Net Assets)

                                                                                   Shares       Value
                                                                                 ---------   ------------
AFFILIATED INVESTMENT COMPANIES++ -- 85.1%
        Wilmington Large-Cap Strategy Fund                                       1,050,178   $ 12,780,665
        Wilmington Multi-Manager International Fund                              1,054,764      8,142,775
        Wilmington Multi-Manager Real Asset Fund                                   234,952      3,305,775
        Wilmington Prime Money Market Fund                                         151,292        151,292
        Wilmington Short/Intermediate-Term Bond Fund                             2,788,695     29,504,391
        Wilmington Small-Cap Strategy Fund                                         197,614      2,157,946
                                                                                             ------------
     TOTAL AFFILIATED INVESTMENT COMPANIES
        (Cost $50,323,054)                                                                     56,042,844
                                                                                             ------------
NON-AFFILIATED INVESTMENT COMPANIES -- 15.0%
        PIMCO High Yield Fund - Institutional Class                                345,147      3,261,641
        Vanguard Dividend Appreciation Index Fund                                   60,000      3,331,200
        Vanguard High-Yield Corporate Fund - Admiral Shares                        563,253      3,266,870
                                                                                             ------------
     TOTAL NON-AFFILIATED INVESTMENT COMPANIES
        (Cost $8,900,892)                                                                       9,859,711
                                                                                             ------------
TOTAL INVESTMENTS -- 100.1%
        (Cost $59,223,946)+                                                                  $ 65,902,555
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                                   (43,098)
                                                                                             ------------
NET ASSETS -- 100.0%                                                                         $ 65,859,457
                                                                                             ------------

+   The Fund invests in the Institutional Shares of the Affiliated Investment
     Companies.

+ The cost for Federal income tax purposes is $60,187,231. At March 31, 2011, net unrealized appreciation was $5,715,324. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,715,324 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $0

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
Conservative Asset Allocation Fund
  INVESTMENTS / MARCH 31, 2011 (UNAUDITED)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2011

                                                                                  LEVEL 2 -      LEVEL 3 -
                                               TOTAL VALUE AT                    SIGNIFICANT   SIGNIFICANT
                                                  MARCH 31,        LEVEL 1 -     OBSERVABLE    UNOBSERVABLE
                                                    2011        QUOTED PRICES      INPUTS         INPUTS
                                               --------------   -------------   ------------   ------------
Affiliated Investment Companies                $   56,042,844   $  56,042,844   $         --   $         --
Non-Affiliated Investment Companies                 9,859,711       9,859,711             --             --
                                               --------------   -------------   ------------   ------------
Total                                          $   65,902,555   $  65,902,555   $         --   $         --
                                               --------------   -------------   ------------   ------------


1 |

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WT Mutual Fund


By (Signature and Title)* /s/ John J. Kelly
                          ------------------------------------------------------
                          John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John J. Kelly
                          ------------------------------------------------------
                          John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date May 27, 2011


By (Signature and Title)* /s/ John C. McDonnell
                          ------------------------------------------------------
                          John C. McDonnell, Vice President & Chief Financial Officer
                          (principal financial officer)

Date May 27, 2011

* Print the name and title of each signing officer under his or her signature.